UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22153

Dunham Funds
(Exact name of registrant as specified in charter)

6256 Greenwich Dr. Ste. 550, San Diego, CA	92122
(Address of principal executive offices)	(Zip code)

Timothy Burdick
Ultimus Fund Solutions LLC., 4221 N 203rd St., Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end: 10/31

Date of reporting period:  10/31/25

Item 1. Reports to Stockholders.

(a)
Dunham Corporate/Government Bond Fund

Class A (DACGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.26%

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit positively impacted relative performance from an allocation perspective. The largest detractor was the underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection positively contributed to relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate debt and agency mortgage-backed securities. Security selection within bank loans and non-agency residential mortgage-backed securities acted as a relative detractor to Fund performance for the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund’s underweight to duration relative to the benchmark index detracted from performance, as the benchmark’s higher duration exposure benefited more from the decline in interest rates.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Corporate/Government Bond Fund - Class A	Dunham Corporate/Government Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Oct-2015	$10,000	$9,548	$10,000	$10,000
Oct-2016	$10,384	$9,914	$10,437	$10,567
Oct-2017	$10,536	$10,060	$10,531	$10,800
Oct-2018	$10,202	$9,741	$10,315	$10,781
Oct-2019	$11,224	$10,716	$11,502	$11,191
Oct-2020	$11,775	$11,243	$12,214	$11,472
Oct-2021	$11,891	$11,353	$12,155	$11,700
Oct-2022	$10,073	$9,618	$10,249	$9,977
Oct-2023	$10,174	$9,714	$10,286	$10,169
Oct-2024	$11,303	$10,792	$11,370	$11,506
Oct-2025	$11,890	$11,353	$12,071	$11,971

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund
Class A Without Load	5.20%	0.20%	1.75%
Class A With Load	0.48%	-0.72%	1.28%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Intermediate Core Plus Bond Category	4.04%	0.85%	1.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$309,118,515
Number of Portfolio Holdings	653
Total Advisory Fee	$1,928,108
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	24.5%
Corporate Bonds	31.1%
Exchange-Traded Funds	1.0%
Money Market Funds	4.8%
Non U.S. Government & Agencies	2.7%
Term Loans	4.0%
U.S. Government & Agencies	31.9%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Real Estate	0.3%
CLO	0.4%
Fixed Income	1.0%
Materials	1.6%
Consumer Staples	1.7%
Communications	2.0%
Consumer Discretionary	2.4%
Technology	2.5%
Sovereign	2.8%
Utilities	3.0%
Health Care	3.2%
Industrials	3.6%
Energy	4.0%
CMBS	4.6%
Money Market Funds	4.9%
CMO	9.3%
ABS	10.7%
Financials	11.6%
MBS Passthrough	14.8%
U.S. Treasury Obligations	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.1%
United States Treasury Note, 4.625%, 02/15/55	2.0%
Freddie Mac Pool, 5.000%, 01/01/55	1.9%
United States Treasury Note, 4.625%, 05/15/54	1.9%
United States Treasury Note, 4.250%, 05/15/35	1.7%
United States Treasury Note, 4.250%, 02/15/54	1.5%
United States Treasury Note, 4.000%, 11/15/52	1.2%
Fannie Mae Pool, 4.000%, 03/01/55	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Fannie Mae Pool, 5.000%, 04/01/54	1.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Corporate/Government Bond Fund - Class A (DACGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DACGX

Dunham Corporate/Government Bond Fund

Class C (DCCGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit positively impacted relative performance from an allocation perspective. The largest detractor was the underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection positively contributed to relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate debt and agency mortgage-backed securities. Security selection within bank loans and non-agency residential mortgage-backed securities acted as a relative detractor to Fund performance for the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund’s underweight to duration relative to the benchmark index detracted from performance, as the benchmark’s higher duration exposure benefited more from the decline in interest rates.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Corporate/Government Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,327	$10,437	$10,567
Oct-2017	$10,428	$10,531	$10,800
Oct-2018	$10,045	$10,315	$10,781
Oct-2019	$11,003	$11,502	$11,191
Oct-2020	$11,475	$12,214	$11,472
Oct-2021	$11,530	$12,155	$11,700
Oct-2022	$9,723	$10,249	$9,977
Oct-2023	$9,771	$10,286	$10,169
Oct-2024	$10,801	$11,370	$11,506
Oct-2025	$11,302	$12,071	$11,971

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	4.64%	-0.30%	1.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Intermediate Core Plus Bond Category	4.04%	0.85%	1.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$309,118,515
Number of Portfolio Holdings	653
Total Advisory Fee	$1,928,108
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	24.5%
Corporate Bonds	31.1%
Exchange-Traded Funds	1.0%
Money Market Funds	4.8%
Non U.S. Government & Agencies	2.7%
Term Loans	4.0%
U.S. Government & Agencies	31.9%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Real Estate	0.3%
CLO	0.4%
Fixed Income	1.0%
Materials	1.6%
Consumer Staples	1.7%
Communications	2.0%
Consumer Discretionary	2.4%
Technology	2.5%
Sovereign	2.8%
Utilities	3.0%
Health Care	3.2%
Industrials	3.6%
Energy	4.0%
CMBS	4.6%
Money Market Funds	4.9%
CMO	9.3%
ABS	10.7%
Financials	11.6%
MBS Passthrough	14.8%
U.S. Treasury Obligations	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.1%
United States Treasury Note, 4.625%, 02/15/55	2.0%
Freddie Mac Pool, 5.000%, 01/01/55	1.9%
United States Treasury Note, 4.625%, 05/15/54	1.9%
United States Treasury Note, 4.250%, 05/15/35	1.7%
United States Treasury Note, 4.250%, 02/15/54	1.5%
United States Treasury Note, 4.000%, 11/15/52	1.2%
Fannie Mae Pool, 4.000%, 03/01/55	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Fannie Mae Pool, 5.000%, 04/01/54	1.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Corporate/Government Bond Fund - Class C (DCCGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCCGX

Dunham Corporate/Government Bond Fund

Class N (DNCGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Corporate/Government Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/corpgov/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$104	1.01%

How did the Fund perform during the reporting period?

Sector allocation positively contributed to relative Fund performance over the fiscal year. The Fund's meaningful underweight to US Treasuries and off-benchmark exposure to corporate high-yield credit positively impacted relative performance from an allocation perspective. The largest detractor was the underweight to agency mortgage-backed securities, as that sector outperformed the overall index.

Credit selection positively contributed to relative Fund performance over the fiscal year. The Fund’s top two sectors from a credit selection standpoint were investment-grade corporate debt and agency mortgage-backed securities. Security selection within bank loans and non-agency residential mortgage-backed securities acted as a relative detractor to Fund performance for the fiscal year.

The Fund’s duration exposure has acted as a headwind to relative Fund performance throughout the fiscal year. The Fund’s underweight to duration relative to the benchmark index detracted from performance, as the benchmark’s higher duration exposure benefited more from the decline in interest rates.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Corporate/Government Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Intermediate Core Plus Bond Category
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$104,090	$104,370	$105,672
Oct-2017	$105,875	$105,312	$108,001
Oct-2018	$102,776	$103,150	$107,808
Oct-2019	$113,326	$115,021	$111,914
Oct-2020	$119,180	$122,138	$114,723
Oct-2021	$120,651	$121,554	$116,996
Oct-2022	$102,412	$102,491	$99,774
Oct-2023	$103,674	$102,856	$101,688
Oct-2024	$115,544	$113,704	$115,062
Oct-2025	$121,847	$120,707	$119,705

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Corporate/Government Bond Fund	5.46%	0.44%	2.00%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Intermediate Core Plus Bond Category	4.04%	0.85%	1.81%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$309,118,515
Number of Portfolio Holdings	653
Total Advisory Fee	$1,928,108
Portfolio Turnover	35%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	24.5%
Corporate Bonds	31.1%
Exchange-Traded Funds	1.0%
Money Market Funds	4.8%
Non U.S. Government & Agencies	2.7%
Term Loans	4.0%
U.S. Government & Agencies	31.9%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Real Estate	0.3%
CLO	0.4%
Fixed Income	1.0%
Materials	1.6%
Consumer Staples	1.7%
Communications	2.0%
Consumer Discretionary	2.4%
Technology	2.5%
Sovereign	2.8%
Utilities	3.0%
Health Care	3.2%
Industrials	3.6%
Energy	4.0%
CMBS	4.6%
Money Market Funds	4.9%
CMO	9.3%
ABS	10.7%
Financials	11.6%
MBS Passthrough	14.8%
U.S. Treasury Obligations	17.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 02/15/35	2.1%
United States Treasury Note, 4.625%, 02/15/55	2.0%
Freddie Mac Pool, 5.000%, 01/01/55	1.9%
United States Treasury Note, 4.625%, 05/15/54	1.9%
United States Treasury Note, 4.250%, 05/15/35	1.7%
United States Treasury Note, 4.250%, 02/15/54	1.5%
United States Treasury Note, 4.000%, 11/15/52	1.2%
Fannie Mae Pool, 4.000%, 03/01/55	1.1%
United States Treasury Note, 4.000%, 07/31/29	1.1%
Fannie Mae Pool, 5.000%, 04/01/54	1.1%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Corporate/Government Bond Fund - Class N (DNCGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/corpgov/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNCGX

Dunham Dynamic Macro Fund

Class A (DAAVX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.67%

How did the Fund perform during the reporting period?

The overall lower equity exposure had mixed results during the fiscal year, broadly contributing to relative performance during the steep downturn from mid-February through early April, but detracting from relative performance as equities strongly rose after April. The Sub-Adviser continued to reduce the equity exposure from the start of the fiscal year, then added back to equities during the downturn between February and April, and then reduced equity exposure during the proceeding run-up, eventually having a negative allocation to equities. This materially added to relative performance as markets broadly sold off from mid-February through early April, but detracted to an even greater degree as equity markets rebounded and continued to rise through the end of the fiscal year.

Shifting the exposure as well as the overall duration of bonds in the Fund initially detracted but later benefitted the Fund during the fiscal year. The Fund had a low exposure to interest rate sensitivity coming into the fiscal year, which generally detracted from performance during the first five months of the fiscal year. However, the Sub-Adviser’s signals shifted and resulted in increasing that sensitivity to nearly 4 years, which this higher sensitivity broadly contributed to performance during the latter seven months of the fiscal year as investors became more optimistic about interest rates declining.

The Sub-Adviser’s models signaled to add commodity exposure during the fiscal year, which generally detracted from performance. At the beginning of the fiscal year, the Sub-Adviser’s signals indicated that there should be no commodity exposure in the Fund. However, in February that shifted to a positive position and the exposure ended the fiscal year at nearly 12 percent. This generally detracted from performance as the Fund’s exposure to commodities depreciated..

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class A
Dunham Dynamic Macro Fund - Class A- with load
MSCI ACWI Index Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$32,000
$24,000
$16,000
$8,000
$29,208
$23,711
$19,040
$13,920
$13,118
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Dunham Dynamic Macro Fund - Class A	Dunham Dynamic Macro Fund - Class A- with load	MSCI ACWI Index Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Oct-2015	$10,000	$9,424	$10,000	$10,000	$10,000
Oct-2016	$9,715	$9,155	$10,205	$10,401	$10,297
Oct-2017	$10,316	$9,721	$12,572	$12,336	$11,712
Oct-2018	$9,643	$9,087	$12,507	$12,381	$11,638
Oct-2019	$10,419	$9,818	$14,082	$13,815	$12,430
Oct-2020	$10,315	$9,720	$14,770	$14,375	$12,285
Oct-2021	$11,616	$10,947	$20,277	$18,816	$15,585
Oct-2022	$10,048	$9,469	$16,230	$15,439	$13,463
Oct-2023	$11,135	$10,493	$17,934	$16,216	$13,747
Oct-2024	$13,172	$12,412	$23,816	$20,415	$16,713
Oct-2025	$13,920	$13,118	$29,208	$23,711	$19,040

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund
Class A Without Load	5.68%	6.18%	3.36%
Class A With Load	-0.36%	4.94%	2.75%
Dow Jones Moderately Aggressive Portfolio Index	16.15%	10.53%	9.02%
Morningstar Tactical Allocation Category	13.91%	9.16%	6.65%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$92,869,576
Number of Portfolio Holdings	45
Total Advisory Fee	$804,130
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	9.0%
Exchange-Traded Funds	15.5%
Money Market Funds	18.6%
Non U.S. Government & Agencies	12.0%
U.S. Government & Agencies	44.9%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Financials	1.6%
Health Care	1.9%
Technology	1.9%
Government Guaranteed	2.1%
Equity	3.9%
Local Authority	6.8%
Supranational	7.2%
Collateral for Securities Loaned	8.1%
Money Market Funds	10.8%
Commodity	11.9%
U.S. Treasury Obligations	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.9%
United States Treasury Note, 2.250%, 11/15/25	4.3%
United States Treasury Note, 2.875%, 11/30/25	4.3%
United States Treasury Note, 0.375%, 12/31/25	4.3%
United States Treasury Note, 2.250%, 03/31/26	4.3%
United States Treasury Note, 3.875%, 01/15/26	3.8%
United States Treasury Note, 0.500%, 02/28/26	3.7%
United States Treasury Note, 1.625%, 05/15/26	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.7%
Central American Bank for Economic Integration, 5.000%, 02/09/26	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Dynamic Macro Fund - Class A (DAAVX )

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAAVX

Dunham Dynamic Macro Fund

Class C (DCAVX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.42%

How did the Fund perform during the reporting period?

The overall lower equity exposure had mixed results during the fiscal year, broadly contributing to relative performance during the steep downturn from mid-February through early April, but detracting from relative performance as equities strongly rose after April. The Sub-Adviser continued to reduce the equity exposure from the start of the fiscal year, then added back to equities during the downturn between February and April, and then reduced equity exposure during the proceeding run-up, eventually having a negative allocation to equities. This materially added to relative performance as markets broadly sold off from mid-February through early April, but detracted to an even greater degree as equity markets rebounded and continued to rise through the end of the fiscal year.

Shifting the exposure as well as the overall duration of bonds in the Fund initially detracted but later benefitted the Fund during the fiscal year. The Fund had a low exposure to interest rate sensitivity coming into the fiscal year, which generally detracted from performance during the first five months of the fiscal year. However, the Sub-Adviser’s signals shifted and resulted in increasing that sensitivity to nearly 4 years, which this higher sensitivity broadly contributed to performance during the latter seven months of the fiscal year as investors became more optimistic about interest rates declining.

The Sub-Adviser’s models signaled to add commodity exposure during the fiscal year, which generally detracted from performance. At the beginning of the fiscal year, the Sub-Adviser’s signals indicated that there should be no commodity exposure in the Fund. However, in February that shifted to a positive position and the exposure ended the fiscal year at nearly 12 percent. This generally detracted from performance as the Fund’s exposure to commodities depreciated..

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Dynamic Macro Fund - Class C
MSCI ACWI Index Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$32,000
$24,000
$16,000
$8,000
$29,208
$23,711
$19,040
$12,903
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Dunham Dynamic Macro Fund - Class C	MSCI ACWI Index Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,645	$10,205	$10,401	$10,297
Oct-2017	$10,167	$12,572	$12,336	$11,712
Oct-2018	$9,426	$12,507	$12,381	$11,638
Oct-2019	$10,104	$14,082	$13,815	$12,430
Oct-2020	$9,924	$14,770	$14,375	$12,285
Oct-2021	$11,100	$20,277	$18,816	$15,585
Oct-2022	$9,532	$16,230	$15,439	$13,463
Oct-2023	$10,486	$17,934	$16,216	$13,747
Oct-2024	$12,306	$23,816	$20,415	$16,713
Oct-2025	$12,903	$29,208	$23,711	$19,040

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	4.85%	5.39%	2.58%
Dow Jones Moderately Aggressive Portfolio Index	16.15%	10.53%	9.02%
Morningstar Tactical Allocation Category	13.91%	9.16%	6.65%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$92,869,576
Number of Portfolio Holdings	45
Total Advisory Fee	$804,130
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	9.0%
Exchange-Traded Funds	15.5%
Money Market Funds	18.6%
Non U.S. Government & Agencies	12.0%
U.S. Government & Agencies	44.9%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Financials	1.6%
Health Care	1.9%
Technology	1.9%
Government Guaranteed	2.1%
Equity	3.9%
Local Authority	6.8%
Supranational	7.2%
Collateral for Securities Loaned	8.1%
Money Market Funds	10.8%
Commodity	11.9%
U.S. Treasury Obligations	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.9%
United States Treasury Note, 2.250%, 11/15/25	4.3%
United States Treasury Note, 2.875%, 11/30/25	4.3%
United States Treasury Note, 0.375%, 12/31/25	4.3%
United States Treasury Note, 2.250%, 03/31/26	4.3%
United States Treasury Note, 3.875%, 01/15/26	3.8%
United States Treasury Note, 0.500%, 02/28/26	3.7%
United States Treasury Note, 1.625%, 05/15/26	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.7%
Central American Bank for Economic Integration, 5.000%, 02/09/26	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Dynamic Macro Fund - Class C (DCAVX )

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCAVX

Dunham Dynamic Macro Fund

Class N (DNAVX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Dynamic Macro Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$146	1.42%

How did the Fund perform during the reporting period?

The overall lower equity exposure had mixed results during the fiscal year, broadly contributing to relative performance during the steep downturn from mid-February through early April, but detracting from relative performance as equities strongly rose after April. The Sub-Adviser continued to reduce the equity exposure from the start of the fiscal year, then added back to equities during the downturn between February and April, and then reduced equity exposure during the proceeding run-up, eventually having a negative allocation to equities. This materially added to relative performance as markets broadly sold off from mid-February through early April, but detracted to an even greater degree as equity markets rebounded and continued to rise through the end of the fiscal year.

Shifting the exposure as well as the overall duration of bonds in the Fund initially detracted but later benefitted the Fund during the fiscal year. The Fund had a low exposure to interest rate sensitivity coming into the fiscal year, which generally detracted from performance during the first five months of the fiscal year. However, the Sub-Adviser’s signals shifted and resulted in increasing that sensitivity to nearly 4 years, which this higher sensitivity broadly contributed to performance during the latter seven months of the fiscal year as investors became more optimistic about interest rates declining.

The Sub-Adviser’s models signaled to add commodity exposure during the fiscal year, which generally detracted from performance. At the beginning of the fiscal year, the Sub-Adviser’s signals indicated that there should be no commodity exposure in the Fund. However, in February that shifted to a positive position and the exposure ended the fiscal year at nearly 12 percent. This generally detracted from performance as the Fund’s exposure to commodities depreciated..

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Dynamic Macro Fund - Class N
MSCI ACWI Index Net
Dow Jones Moderately Aggressive Portfolio Index
Morningstar Tactical Allocation Category
$296,000
$256,000
$216,000
$176,000
$136,000
$96,000
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
$292,081
$237,114
$190,396
$142,665

	Dunham Dynamic Macro Fund - Class N	MSCI ACWI Index Net	Dow Jones Moderately Aggressive Portfolio Index	Morningstar Tactical Allocation Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$97,452	$102,047	$104,008	$102,972
Oct-2017	$103,772	$125,725	$123,365	$117,122
Oct-2018	$97,146	$125,074	$123,813	$116,383
Oct-2019	$105,254	$140,822	$138,153	$124,303
Oct-2020	$104,419	$147,704	$143,751	$122,845
Oct-2021	$117,937	$202,767	$188,165	$155,846
Oct-2022	$102,366	$162,299	$154,393	$134,625
Oct-2023	$113,623	$179,343	$162,160	$137,470
Oct-2024	$134,682	$238,156	$204,146	$167,131
Oct-2025	$142,665	$292,081	$237,114	$190,396

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Dynamic Macro Fund	5.93%	6.44%	3.62%
Dow Jones Moderately Aggressive Portfolio Index	16.15%	10.53%	9.02%
Morningstar Tactical Allocation Category	13.91%	9.16%	6.65%
MSCI ACWI Index Net	22.64%	14.61%	11.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$92,869,576
Number of Portfolio Holdings	45
Total Advisory Fee	$804,130
Portfolio Turnover	145%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	9.0%
Exchange-Traded Funds	15.5%
Money Market Funds	18.6%
Non U.S. Government & Agencies	12.0%
U.S. Government & Agencies	44.9%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.0%
Financials	1.6%
Health Care	1.9%
Technology	1.9%
Government Guaranteed	2.1%
Equity	3.9%
Local Authority	6.8%
Supranational	7.2%
Collateral for Securities Loaned	8.1%
Money Market Funds	10.8%
Commodity	11.9%
U.S. Treasury Obligations	45.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares GSCI Commodity Dynamic Roll Strategy ETF	11.9%
United States Treasury Note, 2.250%, 11/15/25	4.3%
United States Treasury Note, 2.875%, 11/30/25	4.3%
United States Treasury Note, 0.375%, 12/31/25	4.3%
United States Treasury Note, 2.250%, 03/31/26	4.3%
United States Treasury Note, 3.875%, 01/15/26	3.8%
United States Treasury Note, 0.500%, 02/28/26	3.7%
United States Treasury Note, 1.625%, 05/15/26	3.7%
United States Treasury Note, 0.750%, 08/31/26	3.7%
Central American Bank for Economic Integration, 5.000%, 02/09/26	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Dynamic Macro Fund - Class N (DNAVX )

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/dynamicmacrofund/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNAVX

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.44%

How did the Fund perform during the reporting period?

Emerging markets outperformed foreign developed markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, underperforming emerging markets, as measured by the MSCI Emerging Markets TR Index, which rallied 27.9 percent.

Security selection contributed to Fund performance over the fiscal year. The Fund was adversely impacted by security selection in India, Indonesia, and Gulf Markets. However, it was not enough to offset the meaningful positive impact of security selection in China, Taiwan, and Brazil.

Country allocation detracted from Fund performance. The positive impact from allocation in China, South Korea, and Indian markets was outweighed by the exposure to Indonesia, Philippines and a small position to cash.

Lack of reward for positioning in small and mid-capitalization stocks was a headwind to positive Fund performance over the fiscal year. The MSCI EM Small Cap Index has returned 15.5 percent against 27.9 percent for the broad index for the year to date. This was reflected in the drag from overweight positioning in smaller and less liquid markets across the Association of Southeast Asian Nations (ASEAN).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class A
Dunham Emerging Markets Stock Fund - Class A- with load
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$25,000
$20,000
$15,000
$10,000
$5,000
$20,971
$20,933
$20,391
$17,343
$16,352
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Dunham Emerging Markets Stock Fund - Class A	Dunham Emerging Markets Stock Fund - Class A- with load	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Oct-2015	$10,000	$9,428	$10,000	$10,000	$10,000
Oct-2016	$10,684	$10,073	$10,927	$10,022	$10,982
Oct-2017	$13,607	$12,829	$13,817	$12,391	$13,727
Oct-2018	$11,057	$10,425	$12,087	$11,370	$12,028
Oct-2019	$12,493	$11,779	$13,521	$12,651	$14,380
Oct-2020	$13,827	$13,036	$14,636	$12,321	$13,515
Oct-2021	$16,505	$15,562	$17,119	$15,975	$16,543
Oct-2022	$10,518	$9,917	$11,807	$12,025	$11,614
Oct-2023	$11,409	$10,757	$13,083	$13,477	$13,052
Oct-2024	$13,677	$12,896	$16,394	$16,756	$16,171
Oct-2025	$17,343	$16,352	$20,971	$20,933	$20,391

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund
Class A Without Load	26.80%	4.64%	5.66%
Class A With Load	19.49%	3.40%	5.04%
Morningstar Diversified Emerging Markets Category	26.10%	8.57%	7.39%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$133,352,889
Number of Portfolio Holdings	80
Total Advisory Fee	$958,190
Portfolio Turnover	107%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Money Market Funds	0.6%
Mixed Allocation	1.0%
Real Estate	1.0%
Utilities	1.1%
Consumer Staples	1.4%
Information Technology	1.7%
Energy	3.0%
Health Care	3.5%
Collateral for Securities Loaned	4.2%
Materials	4.2%
Consumer Discretionary	8.9%
Industrials	9.8%
Communications	13.8%
Financials	19.1%
Technology	32.0%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.9%
Common Stocks	93.0%
Money Market Funds	4.6%
Preferred Stocks	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	12.9%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	4.6%
Samsung Electronics Company Ltd.	4.6%
SK Hynix, Inc.	3.2%
Accton Technology Corporation	3.0%
Asia Vital Components Co., Ltd.	2.9%
Max Healthcare Institute Ltd.	2.1%
Futu Holdings Ltd. - ADR	2.1%
Bharti Airtel Ltd.	2.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Other Countries	15.0%
Malaysia	2.4%
Brazil	3.5%
United States	4.8%
Taiwan Province Of China	5.7%
South Korea	7.8%
Korea (Republic Of)	8.0%
China	8.9%
India	13.0%
Taiwan	16.6%
Cayman Islands	19.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective July 31, 2025, disclosures pertaining to China Risk and China Related Variable Interest Entity Risk were added to the Fund’s Prospectus, Summary Prospectus, and SAI. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ or by calling 1-800-442-4358.

Dunham Emerging Markets Stock Fund - Class A (DAEMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAEMX

Dunham Emerging Markets Stock Fund

Class C (DCEMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$247	2.19%

How did the Fund perform during the reporting period?

Emerging markets outperformed foreign developed markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, underperforming emerging markets, as measured by the MSCI Emerging Markets TR Index, which rallied 27.9 percent.

Security selection contributed to Fund performance over the fiscal year. The Fund was adversely impacted by security selection in India, Indonesia, and Gulf Markets. However, it was not enough to offset the meaningful positive impact of security selection in China, Taiwan, and Brazil.

Country allocation detracted from Fund performance. The positive impact from allocation in China, South Korea, and Indian markets was outweighed by the exposure to Indonesia, Philippines and a small position to cash.

Lack of reward for positioning in small and mid-capitalization stocks was a headwind to positive Fund performance over the fiscal year. The MSCI EM Small Cap Index has returned 15.5 percent against 27.9 percent for the broad index for the year to date. This was reflected in the drag from overweight positioning in smaller and less liquid markets across the Association of Southeast Asian Nations (ASEAN).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dunham Emerging Markets Stock Fund - Class C
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$25,000
$20,000
$15,000
$10,000
$5,000
$20,971
$20,933
$20,391
$16,079
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Dunham Emerging Markets Stock Fund - Class C	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,610	$10,927	$10,022	$10,982
Oct-2017	$13,411	$13,817	$12,391	$13,727
Oct-2018	$10,815	$12,087	$11,370	$12,028
Oct-2019	$12,132	$13,521	$12,651	$14,380
Oct-2020	$13,319	$14,636	$12,321	$13,515
Oct-2021	$15,777	$17,119	$15,975	$16,543
Oct-2022	$9,984	$11,807	$12,025	$11,614
Oct-2023	$10,743	$13,083	$13,477	$13,052
Oct-2024	$12,784	$16,394	$16,756	$16,171
Oct-2025	$16,079	$20,971	$20,933	$20,391

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	25.77%	3.84%	4.86%
Morningstar Diversified Emerging Markets Category	26.10%	8.57%	7.39%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$133,352,889
Number of Portfolio Holdings	80
Total Advisory Fee	$958,190
Portfolio Turnover	107%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Money Market Funds	0.6%
Mixed Allocation	1.0%
Real Estate	1.0%
Utilities	1.1%
Consumer Staples	1.4%
Information Technology	1.7%
Energy	3.0%
Health Care	3.5%
Collateral for Securities Loaned	4.2%
Materials	4.2%
Consumer Discretionary	8.9%
Industrials	9.8%
Communications	13.8%
Financials	19.1%
Technology	32.0%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.9%
Common Stocks	93.0%
Money Market Funds	4.6%
Preferred Stocks	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	12.9%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	4.6%
Samsung Electronics Company Ltd.	4.6%
SK Hynix, Inc.	3.2%
Accton Technology Corporation	3.0%
Asia Vital Components Co., Ltd.	2.9%
Max Healthcare Institute Ltd.	2.1%
Futu Holdings Ltd. - ADR	2.1%
Bharti Airtel Ltd.	2.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Other Countries	15.0%
Malaysia	2.4%
Brazil	3.5%
United States	4.8%
Taiwan Province Of China	5.7%
South Korea	7.8%
Korea (Republic Of)	8.0%
China	8.9%
India	13.0%
Taiwan	16.6%
Cayman Islands	19.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective July 31, 2025, disclosures pertaining to China Risk and China Related Variable Interest Entity Risk were added to the Fund’s Prospectus, Summary Prospectus, and SAI. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ or by calling 1-800-442-4358.

Dunham Emerging Markets Stock Fund - Class C (DCEMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCEMX

Dunham Emerging Markets Stock Fund

Class N (DNEMX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Emerging Markets Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/emergingmarket/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$135	1.19%

How did the Fund perform during the reporting period?

Emerging markets outperformed foreign developed markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, underperforming emerging markets, as measured by the MSCI Emerging Markets TR Index, which rallied 27.9 percent.

Security selection contributed to Fund performance over the fiscal year. The Fund was adversely impacted by security selection in India, Indonesia, and Gulf Markets. However, it was not enough to offset the meaningful positive impact of security selection in China, Taiwan, and Brazil.

Country allocation detracted from Fund performance. The positive impact from allocation in China, South Korea, and Indian markets was outweighed by the exposure to Indonesia, Philippines and a small position to cash.

Lack of reward for positioning in small and mid-capitalization stocks was a headwind to positive Fund performance over the fiscal year. The MSCI EM Small Cap Index has returned 15.5 percent against 27.9 percent for the broad index for the year to date. This was reflected in the drag from overweight positioning in smaller and less liquid markets across the Association of Southeast Asian Nations (ASEAN).

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Dunham Emerging Markets Stock Fund - Class N
MSCI Emerging Markets Index
MSCI ACWI ex USA Index
Morningstar Diversified Emerging Markets Category
$225,000
$200,000
$175,000
$150,000
$125,000
$100,000
$209,706
$209,332
$203,910
$177,723
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Dunham Emerging Markets Stock Fund - Class N	MSCI Emerging Markets Index	MSCI ACWI ex USA Index	Morningstar Diversified Emerging Markets Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$107,130	$109,266	$100,223	$109,824
Oct-2017	$136,795	$138,168	$123,915	$137,268
Oct-2018	$111,386	$120,875	$113,700	$120,282
Oct-2019	$126,188	$135,206	$126,513	$143,795
Oct-2020	$139,990	$146,361	$123,208	$135,148
Oct-2021	$167,521	$171,185	$159,754	$165,426
Oct-2022	$107,074	$118,072	$120,253	$116,136
Oct-2023	$116,371	$130,825	$134,766	$130,515
Oct-2024	$139,922	$163,941	$167,561	$161,709
Oct-2025	$177,723	$209,706	$209,332	$203,910

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Emerging Markets Stock Fund	27.02%	4.89%	5.92%
Morningstar Diversified Emerging Markets Category	26.10%	8.57%	7.39%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%
MSCI Emerging Markets Index	27.92%	7.46%	7.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$133,352,889
Number of Portfolio Holdings	80
Total Advisory Fee	$958,190
Portfolio Turnover	107%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Money Market Funds	0.6%
Mixed Allocation	1.0%
Real Estate	1.0%
Utilities	1.1%
Consumer Staples	1.4%
Information Technology	1.7%
Energy	3.0%
Health Care	3.5%
Collateral for Securities Loaned	4.2%
Materials	4.2%
Consumer Discretionary	8.9%
Industrials	9.8%
Communications	13.8%
Financials	19.1%
Technology	32.0%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	0.9%
Common Stocks	93.0%
Money Market Funds	4.6%
Preferred Stocks	1.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	12.9%
Tencent Holdings Ltd.	6.2%
Alibaba Group Holding Ltd.	4.6%
Samsung Electronics Company Ltd.	4.6%
SK Hynix, Inc.	3.2%
Accton Technology Corporation	3.0%
Asia Vital Components Co., Ltd.	2.9%
Max Healthcare Institute Ltd.	2.1%
Futu Holdings Ltd. - ADR	2.1%
Bharti Airtel Ltd.	2.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.3%
Other Countries	15.0%
Malaysia	2.4%
Brazil	3.5%
United States	4.8%
Taiwan Province Of China	5.7%
South Korea	7.8%
Korea (Republic Of)	8.0%
China	8.9%
India	13.0%
Taiwan	16.6%
Cayman Islands	19.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective July 31, 2025, disclosures pertaining to China Risk and China Related Variable Interest Entity Risk were added to the Fund’s Prospectus, Summary Prospectus, and SAI. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ or by calling 1-800-442-4358.

Dunham Emerging Markets Stock Fund - Class N (DNEMX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/emergingmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNEMX

Dunham Floating Rate Bond Fund

Class A (DAFRX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.33%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), contributed meaningfully to positive Fund performance. CLOs within the Fund rallied amid a supportive technical environment and strong carry.

The overweight to CCC-rated credits contributed to Fund performance. The Fund maintained a higher allocation to CCC-rated securities versus the benchmark index. This exposure benefited the Fund as CCC rated securities rallied over the fiscal year.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal year, however idiosyncratic overweight positions, such as positions in a aftermarket auto parts company, weighed on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Floating Rate Bond Fund - Class A	Dunham Floating Rate Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Oct-2015	$10,000	$9,552	$10,000	$10,000	$10,000
Oct-2016	$10,451	$9,982	$10,437	$10,680	$10,660
Oct-2017	$10,832	$10,346	$10,531	$11,152	$11,260
Oct-2018	$11,132	$10,633	$10,315	$11,617	$11,768
Oct-2019	$11,313	$10,806	$11,502	$12,017	$12,122
Oct-2020	$11,136	$10,637	$12,214	$12,201	$12,207
Oct-2021	$11,874	$11,341	$12,155	$13,064	$13,242
Oct-2022	$11,421	$10,909	$10,249	$12,751	$12,878
Oct-2023	$12,681	$12,113	$10,286	$14,275	$14,311
Oct-2024	$13,996	$13,369	$11,370	$15,782	$15,925
Oct-2025	$14,867	$14,201	$12,071	$16,948	$16,982

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund
Class A Without Load	6.22%	5.95%	4.05%
Class A With Load	1.41%	4.97%	3.57%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Bank Loan Category	6.63%	6.83%	5.44%
Morningstar LSTA US Leveraged Loan 100 Index	7.39%	6.79%	5.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$207,998,565
Number of Portfolio Holdings	266
Total Advisory Fee	$1,514,164
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Common Stocks	0.2%
Corporate Bonds	9.8%
Money Market Funds	7.8%
Right	0.0%
Term Loans	76.8%
Warrant	0.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Utilities	1.4%
Consumer Staples	1.7%
Real Estate	2.0%
Collateral for Securities Loaned	2.3%
Health Care	4.5%
Energy	4.6%
CLO	5.6%
Money Market Funds	5.9%
Materials	6.4%
Communications	9.8%
Financials	13.0%
Technology	13.4%
Industrials	13.8%
Consumer Discretionary	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	5.9%
Mount Vernon Liquid Assets Portfolio	2.3%
BlueMountain CLO XXXIII Ltd., ER	1.6%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.4%
Neptune Bidco US, Inc.	1.3%
BlueMountain CLO XXXII Ltd., ER	1.1%
Asurion, LLC	1.0%
Virgin Media Bristol, LLC	1.0%
Voyager Parent, LLC	0.9%
Focus Financial Partners, LLC	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Floating Rate Bond Fund - Class A (DAFRX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAFRX

Dunham Floating Rate Bond Fund

Class C (DCFRX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.83%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), contributed meaningfully to positive Fund performance. CLOs within the Fund rallied amid a supportive technical environment and strong carry.

The overweight to CCC-rated credits contributed to Fund performance. The Fund maintained a higher allocation to CCC-rated securities versus the benchmark index. This exposure benefited the Fund as CCC rated securities rallied over the fiscal year.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal year, however idiosyncratic overweight positions, such as positions in a aftermarket auto parts company, weighed on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Floating Rate Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,387	$10,437	$10,680	$10,660
Oct-2017	$10,720	$10,531	$11,152	$11,260
Oct-2018	$10,962	$10,315	$11,617	$11,768
Oct-2019	$11,098	$11,502	$12,017	$12,122
Oct-2020	$10,870	$12,214	$12,201	$12,207
Oct-2021	$11,519	$12,155	$13,064	$13,242
Oct-2022	$11,037	$10,249	$12,751	$12,878
Oct-2023	$12,180	$10,286	$14,275	$14,311
Oct-2024	$13,375	$11,370	$15,782	$15,925
Oct-2025	$14,153	$12,071	$16,948	$16,982

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	5.81%	5.42%	3.53%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Bank Loan Category	6.63%	6.83%	5.44%
Morningstar LSTA US Leveraged Loan 100 Index	7.39%	6.79%	5.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$207,998,565
Number of Portfolio Holdings	266
Total Advisory Fee	$1,514,164
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Common Stocks	0.2%
Corporate Bonds	9.8%
Money Market Funds	7.8%
Right	0.0%
Term Loans	76.8%
Warrant	0.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Utilities	1.4%
Consumer Staples	1.7%
Real Estate	2.0%
Collateral for Securities Loaned	2.3%
Health Care	4.5%
Energy	4.6%
CLO	5.6%
Money Market Funds	5.9%
Materials	6.4%
Communications	9.8%
Financials	13.0%
Technology	13.4%
Industrials	13.8%
Consumer Discretionary	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	5.9%
Mount Vernon Liquid Assets Portfolio	2.3%
BlueMountain CLO XXXIII Ltd., ER	1.6%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.4%
Neptune Bidco US, Inc.	1.3%
BlueMountain CLO XXXII Ltd., ER	1.1%
Asurion, LLC	1.0%
Virgin Media Bristol, LLC	1.0%
Voyager Parent, LLC	0.9%
Focus Financial Partners, LLC	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Floating Rate Bond Fund - Class C (DCFRX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCFRX

Dunham Floating Rate Bond Fund

Class N (DNFRX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Floating Rate Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/floatingratebond/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$111	1.08%

How did the Fund perform during the reporting period?

The allocation to securitized asset pools, known as collateralized loan obligations (CLO), contributed meaningfully to positive Fund performance. CLOs within the Fund rallied amid a supportive technical environment and strong carry.

The overweight to CCC-rated credits contributed to Fund performance. The Fund maintained a higher allocation to CCC-rated securities versus the benchmark index. This exposure benefited the Fund as CCC rated securities rallied over the fiscal year.

Security selection within the loan allocation detracted from Fund Performance. Contributors within the loan allocation were broad-based over the fiscal year, however idiosyncratic overweight positions, such as positions in a aftermarket auto parts company, weighed on Fund performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Floating Rate Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan 100 Index	Morningstar Bank Loan Category
Oct-2015	$100,000	$100,000	$100,001	$100,000
Oct-2016	$104,739	$104,370	$106,802	$106,599
Oct-2017	$108,829	$105,312	$111,526	$112,597
Oct-2018	$112,114	$103,150	$116,176	$117,680
Oct-2019	$114,223	$115,021	$120,172	$121,223
Oct-2020	$112,726	$122,138	$122,012	$122,065
Oct-2021	$120,471	$121,554	$130,647	$132,416
Oct-2022	$116,166	$102,491	$127,518	$128,781
Oct-2023	$129,158	$102,856	$142,761	$143,106
Oct-2024	$143,061	$113,704	$157,824	$159,254
Oct-2025	$152,323	$120,707	$169,488	$169,822

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Floating Rate Bond Fund	6.47%	6.21%	4.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar Bank Loan Category	6.63%	6.83%	5.44%
Morningstar LSTA US Leveraged Loan 100 Index	7.39%	6.79%	5.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$207,998,565
Number of Portfolio Holdings	266
Total Advisory Fee	$1,514,164
Portfolio Turnover	45%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.4%
Common Stocks	0.2%
Corporate Bonds	9.8%
Money Market Funds	7.8%
Right	0.0%
Term Loans	76.8%
Warrant	0.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.6%
Utilities	1.4%
Consumer Staples	1.7%
Real Estate	2.0%
Collateral for Securities Loaned	2.3%
Health Care	4.5%
Energy	4.6%
CLO	5.6%
Money Market Funds	5.9%
Materials	6.4%
Communications	9.8%
Financials	13.0%
Technology	13.4%
Industrials	13.8%
Consumer Discretionary	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Funds, Class I	5.9%
Mount Vernon Liquid Assets Portfolio	2.3%
BlueMountain CLO XXXIII Ltd., ER	1.6%
Bain Capital Credit CLO 2021-7 Ltd., ER	1.4%
Neptune Bidco US, Inc.	1.3%
BlueMountain CLO XXXII Ltd., ER	1.1%
Asurion, LLC	1.0%
Virgin Media Bristol, LLC	1.0%
Voyager Parent, LLC	0.9%
Focus Financial Partners, LLC	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Floating Rate Bond Fund - Class N (DNFRX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/floatingratebond/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNFRX

Dunham Focused Large Cap Growth Fund

Class A (DAFGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.28%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “growth” style contributed positively to Fund performance over the fiscal year. Large cap growth companies broadly outpaced other styles and capitalizations as large growth stocks increased nearly 12 percent more than small cap growth stocks over the 12-month period ended October 31, 2025.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

The Fund had no direct exposure to stocks in the consumer staples, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which generally increased less than the Fund or benchmark as a whole, so this helped relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Focused Large Cap Growth Fund - Class A	Dunham Focused Large Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Oct-2015	$10,000	$9,428	$10,000	$10,000	$10,000
Oct-2016	$9,416	$8,877	$10,451	$10,228	$10,122
Oct-2017	$11,421	$10,768	$12,921	$13,267	$12,959
Oct-2018	$13,360	$12,596	$13,870	$14,688	$14,215
Oct-2019	$15,610	$14,716	$15,857	$17,200	$16,437
Oct-2020	$22,336	$21,057	$17,397	$22,226	$20,709
Oct-2021	$29,735	$28,033	$24,862	$31,830	$29,215
Oct-2022	$17,953	$16,925	$21,230	$24,001	$21,115
Oct-2023	$22,606	$21,312	$23,383	$28,549	$24,233
Oct-2024	$32,473	$30,614	$32,272	$41,044	$34,536
Oct-2025	$38,648	$36,436	$39,196	$53,644	$43,628

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund
Class A Without Load	19.01%	11.59%	14.48%
Class A With Load	12.18%	10.28%	13.80%
Morningstar Large Cap Growth Category	26.35%	16.07%	15.87%
Russell 1000® Growth Index	30.70%	19.27%	18.29%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$213,350,382
Number of Portfolio Holdings	36
Total Advisory Fee	$1,644,287
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Consumer Staples	0.9%
Collateral for Securities Loaned	1.2%
Money Market Funds	1.3%
Industrials	2.5%
Financials	2.7%
Health Care	7.0%
Consumer Discretionary	11.6%
Communications	14.9%
Technology	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.8%
Amazon.com, Inc.	7.7%
Microsoft Corporation	6.8%
ServiceNow, Inc.	6.2%
Meta Platforms, Inc. - Class A	5.9%
Mastercard, Inc. - Class A	5.4%
Netflix, Inc.	3.7%
Shopify, Inc. - Class A	3.7%
Intuitive Surgical, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Focused Large Cap Growth Fund - Class A (DAFGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAFGX

Dunham Focused Large Cap Growth Fund

Class C (DCFGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.03%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “growth” style contributed positively to Fund performance over the fiscal year. Large cap growth companies broadly outpaced other styles and capitalizations as large growth stocks increased nearly 12 percent more than small cap growth stocks over the 12-month period ended October 31, 2025.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

The Fund had no direct exposure to stocks in the consumer staples, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which generally increased less than the Fund or benchmark as a whole, so this helped relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Focused Large Cap Growth Fund - Class C	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,344	$10,451	$10,228	$10,122
Oct-2017	$11,253	$12,921	$13,267	$12,959
Oct-2018	$13,063	$13,870	$14,688	$14,215
Oct-2019	$15,152	$15,857	$17,200	$16,437
Oct-2020	$21,512	$17,397	$22,226	$20,709
Oct-2021	$28,431	$24,862	$31,830	$29,215
Oct-2022	$17,039	$21,230	$24,001	$21,115
Oct-2023	$21,291	$23,383	$28,549	$24,233
Oct-2024	$30,355	$32,272	$41,044	$34,536
Oct-2025	$35,853	$39,196	$53,644	$43,628

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	18.11%	10.76%	13.62%
Morningstar Large Cap Growth Category	26.35%	16.07%	15.87%
Russell 1000® Growth Index	30.70%	19.27%	18.29%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$213,350,382
Number of Portfolio Holdings	36
Total Advisory Fee	$1,644,287
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Consumer Staples	0.9%
Collateral for Securities Loaned	1.2%
Money Market Funds	1.3%
Industrials	2.5%
Financials	2.7%
Health Care	7.0%
Consumer Discretionary	11.6%
Communications	14.9%
Technology	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.8%
Amazon.com, Inc.	7.7%
Microsoft Corporation	6.8%
ServiceNow, Inc.	6.2%
Meta Platforms, Inc. - Class A	5.9%
Mastercard, Inc. - Class A	5.4%
Netflix, Inc.	3.7%
Shopify, Inc. - Class A	3.7%
Intuitive Surgical, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Focused Large Cap Growth Fund - Class C (DCFGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCFGX

Dunham Focused Large Cap Growth Fund

Class N (DNFGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Focused Large Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$113	1.03%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “growth” style contributed positively to Fund performance over the fiscal year. Large cap growth companies broadly outpaced other styles and capitalizations as large growth stocks increased nearly 12 percent more than small cap growth stocks over the 12-month period ended October 31, 2025.

Stock selection provided mixed results over the fiscal year. The Fund holds a concentrated amount of stocks, and this resulted in the performance for the Fund within each sector to be significantly different from the benchmark – some positive and some negative, but overall very similar performance.

The Fund had no direct exposure to stocks in the consumer staples, utilities, or energy sectors, which generally contributed positively to relative performance. The Fund did not have holdings directly in any of these sectors, which generally increased less than the Fund or benchmark as a whole, so this helped relative performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Focused Large Cap Growth Fund - Class N	S&P 500® Index	Russell 1000® Growth Index	Morningstar Large Cap Growth Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$94,338	$104,509	$102,282	$101,218
Oct-2017	$114,782	$129,207	$132,671	$129,586
Oct-2018	$134,571	$138,699	$146,883	$142,148
Oct-2019	$157,702	$158,569	$172,004	$164,370
Oct-2020	$226,128	$173,967	$222,261	$207,091
Oct-2021	$301,825	$248,623	$318,297	$292,147
Oct-2022	$182,702	$212,297	$240,007	$211,154
Oct-2023	$230,590	$233,830	$285,490	$242,332
Oct-2024	$332,092	$322,725	$410,438	$345,357
Oct-2025	$396,291	$391,957	$536,443	$436,280

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Focused Large Cap Growth Fund	19.33%	11.87%	14.76%
Morningstar Large Cap Growth Category	26.35%	16.07%	15.87%
Russell 1000® Growth Index	30.70%	19.27%	18.29%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$213,350,382
Number of Portfolio Holdings	36
Total Advisory Fee	$1,644,287
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Consumer Staples	0.9%
Collateral for Securities Loaned	1.2%
Money Market Funds	1.3%
Industrials	2.5%
Financials	2.7%
Health Care	7.0%
Consumer Discretionary	11.6%
Communications	14.9%
Technology	58.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.8%
Amazon.com, Inc.	7.7%
Microsoft Corporation	6.8%
ServiceNow, Inc.	6.2%
Meta Platforms, Inc. - Class A	5.9%
Mastercard, Inc. - Class A	5.4%
Netflix, Inc.	3.7%
Shopify, Inc. - Class A	3.7%
Intuitive Surgical, Inc.	3.5%
Crowdstrike Holdings, Inc. - Class A	3.2%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Focused Large Cap Growth Fund - Class N (DNFGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/focusedlargecapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNFGX

Dunham High Yield Bond Fund

Class A (DAHYX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.35%

How did the Fund perform during the reporting period?

From a sector selection standpoint, the Fund positively benefited from the Sub-Adviser's ability to have off-benchmark sector weights for the fiscal year. An overweight allocation to cash and the transportation sector were the largest detractors. Meanwhile, overweight allocations to the communications and energy sectors contributed to Fund performance.

Overall security selection also contributed to relative Fund performance over the fiscal year. Energy, consumer non-cyclical, and transportation credits were the most notable contributors to performance, while consumer cyclical and capital goods credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally contributed positively to relative performance over the fiscal year. The Fund’s approximate 7 percent relative overweight to CCC-rated credits positively contributed to Fund performance, as that specific credit quality outperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham High Yield Bond Fund - Class A	Dunham High Yield Bond Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Oct-2015	$10,000	$9,554	$10,000	$10,000	$10,000
Oct-2016	$10,521	$10,052	$10,437	$11,010	$10,818
Oct-2017	$11,344	$10,837	$10,531	$12,017	$11,787
Oct-2018	$11,226	$10,725	$10,315	$12,116	$11,906
Oct-2019	$12,146	$11,604	$11,502	$13,129	$12,864
Oct-2020	$12,563	$12,002	$12,214	$13,469	$13,140
Oct-2021	$13,730	$13,117	$12,155	$14,895	$14,581
Oct-2022	$12,222	$11,677	$10,249	$13,209	$13,075
Oct-2023	$13,202	$12,613	$10,286	$13,984	$13,917
Oct-2024	$15,089	$14,415	$11,370	$16,279	$16,084
Oct-2025	$16,146	$15,425	$12,071	$17,602	$17,430

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund
Class A Without Load	7.00%	5.15%	4.91%
Class A With Load	2.23%	4.19%	4.43%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.13%	5.50%	5.82%
Morningstar High-Yield Bond Category	8.36%	5.81%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$231,236,620
Number of Portfolio Holdings	286
Total Advisory Fee	$1,838,352
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	82.6%
Money Market Funds	17.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Energy
14.3%
Collateral for Securities Loaned
14.0%
Consumer Discretionary
13.8%
Financials
13.7%
Communications
12.6%
Materials
9.7%
Technology
8.6%
Money Market Funds
5.7%
Health Care
5.7%
Utilities
4.8%
Industrials
4.7%
Consumer Staples
3.1%
Real Estate
2.2%
To Be Classified
0.3%
Liabilities in Excess of Other Assets
-13.2%

Value	Value
Liabilities in Excess of Other Assets	-13.2%
To Be Classified	0.3%
Real Estate	2.2%
Consumer Staples	3.1%
Industrials	4.7%
Utilities	4.8%
Health Care	5.7%
Money Market Funds	5.7%
Technology	8.6%
Materials	9.7%
Communications	12.6%
Financials	13.7%
Consumer Discretionary	13.8%
Collateral for Securities Loaned	14.0%
Energy	14.3%

Credit Quality Allocation (% of total investments)

BA3	16.4%
B2	16.1%
B1	13.6%
Collateral for Securities Loaned	12.4%
B3	10.2%
BA2	10.0%
BA1	7.2%
AAA	5.1%
CAA1	3.6%
BAA3	3.0%
CAA2	2.0%
CAA3	0.4%
Other/Not Rated	0.0%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham High Yield Bond Fund - Class A (DAHYX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAHYX

Dunham High Yield Bond Fund

Class C (DCHYX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.85%

How did the Fund perform during the reporting period?

From a sector selection standpoint, the Fund positively benefited from the Sub-Adviser's ability to have off-benchmark sector weights for the fiscal year. An overweight allocation to cash and the transportation sector were the largest detractors. Meanwhile, overweight allocations to the communications and energy sectors contributed to Fund performance.

Overall security selection also contributed to relative Fund performance over the fiscal year. Energy, consumer non-cyclical, and transportation credits were the most notable contributors to performance, while consumer cyclical and capital goods credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally contributed positively to relative performance over the fiscal year. The Fund’s approximate 7 percent relative overweight to CCC-rated credits positively contributed to Fund performance, as that specific credit quality outperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham High Yield Bond Fund - Class C	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,465	$10,437	$11,010	$10,818
Oct-2017	$11,245	$10,531	$12,017	$11,787
Oct-2018	$11,085	$10,315	$12,116	$11,906
Oct-2019	$11,921	$11,502	$13,129	$12,864
Oct-2020	$12,273	$12,214	$13,469	$13,140
Oct-2021	$13,352	$12,155	$14,895	$14,581
Oct-2022	$11,817	$10,249	$13,209	$13,075
Oct-2023	$12,702	$10,286	$13,984	$13,917
Oct-2024	$14,449	$11,370	$16,279	$16,084
Oct-2025	$15,388	$12,071	$17,602	$17,430

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	6.50%	4.63%	4.40%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.13%	5.50%	5.82%
Morningstar High-Yield Bond Category	8.36%	5.81%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$231,236,620
Number of Portfolio Holdings	286
Total Advisory Fee	$1,838,352
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	82.6%
Money Market Funds	17.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
To Be Classified	0.3%
Real Estate	2.2%
Consumer Staples	3.1%
Industrials	4.7%
Utilities	4.8%
Health Care	5.7%
Money Market Funds	5.7%
Technology	8.6%
Materials	9.7%
Communications	12.6%
Financials	13.7%
Consumer Discretionary	13.8%
Collateral for Securities Loaned	14.0%
Energy	14.3%

Credit Quality Allocation (% of total investments)

BA3	16.4%
B2	16.1%
B1	13.6%
Collateral for Securities Loaned	12.4%
B3	10.2%
BA2	10.0%
BA1	7.2%
AAA	5.1%
CAA1	3.6%
BAA3	3.0%
CAA2	2.0%
CAA3	0.4%
Other/Not Rated	0.0%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham High Yield Bond Fund - Class C (DCHYX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCHYX

Dunham High Yield Bond Fund

Class N (DNHYX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham High Yield Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/highyield/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$114	1.10%

How did the Fund perform during the reporting period?

From a sector selection standpoint, the Fund positively benefited from the Sub-Adviser's ability to have off-benchmark sector weights for the fiscal year. An overweight allocation to cash and the transportation sector were the largest detractors. Meanwhile, overweight allocations to the communications and energy sectors contributed to Fund performance.

Overall security selection also contributed to relative Fund performance over the fiscal year. Energy, consumer non-cyclical, and transportation credits were the most notable contributors to performance, while consumer cyclical and capital goods credits detracted from relative performance.

The Fund's exposure to CCC-rated credits generally contributed positively to relative performance over the fiscal year. The Fund’s approximate 7 percent relative overweight to CCC-rated credits positively contributed to Fund performance, as that specific credit quality outperformed the broader high-yield asset class.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham High Yield Bond Fund - Class N	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index	Morningstar High-Yield Bond Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$105,395	$104,370	$110,103	$108,184
Oct-2017	$114,025	$105,312	$120,166	$117,874
Oct-2018	$113,111	$103,150	$121,159	$119,058
Oct-2019	$122,637	$115,021	$131,291	$128,640
Oct-2020	$127,224	$122,138	$134,689	$131,398
Oct-2021	$139,362	$121,554	$148,955	$145,807
Oct-2022	$124,202	$102,491	$132,086	$130,748
Oct-2023	$134,621	$102,856	$139,843	$139,169
Oct-2024	$154,324	$113,704	$162,791	$160,841
Oct-2025	$165,512	$120,707	$176,019	$174,303

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham High Yield Bond Fund	7.25%	5.40%	5.17%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
ICE BofA High Yield U.S. Corporates Cash Pay Index	8.13%	5.50%	5.82%
Morningstar High-Yield Bond Category	8.36%	5.81%	5.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$231,236,620
Number of Portfolio Holdings	286
Total Advisory Fee	$1,838,352
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	82.6%
Money Market Funds	17.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
To Be Classified	0.3%
Real Estate	2.2%
Consumer Staples	3.1%
Industrials	4.7%
Utilities	4.8%
Health Care	5.7%
Money Market Funds	5.7%
Technology	8.6%
Materials	9.7%
Communications	12.6%
Financials	13.7%
Consumer Discretionary	13.8%
Collateral for Securities Loaned	14.0%
Energy	14.3%

Credit Quality Allocation (% of total investments)

BA3	16.4%
B2	16.1%
B1	13.6%
Collateral for Securities Loaned	12.4%
B3	10.2%
BA2	10.0%
BA1	7.2%
AAA	5.1%
CAA1	3.6%
BAA3	3.0%
CAA2	2.0%
CAA3	0.4%
Other/Not Rated	0.0%

The ratings indicated are from Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. Credit quality is subject to change and may have changed since the date specified.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham High Yield Bond Fund - Class N (DNHYX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/highyield/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNHYX

Dunham International Opportunity Bond Fund

Class A (DAIOX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$196	1.90%

How did the Fund perform during the reporting period?

The high exposure to emerging market debt materially contributed to relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. Emerging market debt outperformed developed market debt in general during the fiscal year, which benefited the higher allocation in the Fund.

Security selection within emerging market debt contributed positively to Fund performance. The Sub-Adviser generally identified countries and sectors within emerging market regions that outperformed emerging market debt, in general. This resulted in additional positive contributions from the exposure to emerging market debt.

The exposure to Pan-European High-Yield Bonds had mixed results on overall performance. The Fund’s exposure to Pan-European High-Yield broadly detracted from relative performance early in the fiscal year as uncertainty around tariffs and trade relationships generally saw high-yield bonds struggle relative to investment-grade debt, in general. This exposure then contributed to performance in the third fiscal quarter before once again detracting from performance in the final three months of the fiscal year. Overall, the exposure had a positive contribution to performance during the full 12-month period ended October 31, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Opportunity Bond Fund - Class A	Dunham International Opportunity Bond Fund - Class A- with load	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Oct-2015	$10,000	$9,549	$10,000	$10,000	$10,000
Oct-2016	$10,477	$10,005	$10,647	$10,613	$10,573
Oct-2017	$10,525	$10,051	$10,781	$11,055	$10,711
Oct-2018	$10,071	$9,617	$10,556	$10,938	$10,923
Oct-2019	$10,674	$10,193	$11,384	$11,554	$12,003
Oct-2020	$10,457	$9,986	$11,949	$11,659	$12,331
Oct-2021	$10,834	$10,346	$11,711	$11,770	$12,175
Oct-2022	$8,600	$8,212	$8,831	$9,659	$11,076
Oct-2023	$9,579	$9,147	$9,060	$10,007	$11,347
Oct-2024	$10,965	$10,471	$9,844	$11,065	$12,400
Oct-2025	$11,669	$11,143	$10,358	$11,939	$12,956

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund
Class A Without Load	6.42%	2.22%	1.56%
Class A With Load	1.60%	1.28%	1.09%
Bloomberg Global Aggregate ex USD	5.22%	-2.82%	0.35%
Bloomberg Global Aggregate ex USD Hedged Index	4.49%	0.99%	2.62%
Morningstar Global Bond Category	7.91%	0.48%	1.79%

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$104,375,810
Number of Portfolio Holdings	527
Total Advisory Fee	$988,667
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Convertible Bonds	0.4%
Corporate Bonds	58.4%
Money Market Funds	7.8%
Non U.S. Government & Agencies	33.4%
Right	0.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Local Authority	0.3%
Supranational	0.3%
Technology	0.5%
Real Estate	1.5%
Consumer Staples	2.1%
Treasury	2.1%
Collateral for Securities Loaned	3.1%
Health Care	3.2%
Money Market Funds	4.5%
Consumer Discretionary	5.0%
Materials	5.5%
Utilities	5.7%
Communications	5.7%
Industrials	6.5%
Financials	10.8%
Energy	11.2%
Non U.S. Treasury	13.6%
Sovereign	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	2.3%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.7%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.6%
Spain Government Bond, 3.450%, 10/31/34	1.1%
Italy Buoni Poliennali Del Tesoro, 3.850%, 02/01/35	1.0%
United Kingdom Gilt, 4.250%, 12/07/40	1.0%
Spain Government Bond, 2.500%, 05/31/27	1.0%
Australia Government Bond, 1.250%, 05/21/32	1.0%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.9%
Kingdom of Belgium Government Bond, 5.000%, 03/28/35	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham International Opportunity Bond Fund - Class A (DAIOX )

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAIOX

Dunham International Opportunity Bond Fund

Class C (DCIOX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$247	2.40%

How did the Fund perform during the reporting period?

The high exposure to emerging market debt materially contributed to relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. Emerging market debt outperformed developed market debt in general during the fiscal year, which benefited the higher allocation in the Fund.

Security selection within emerging market debt contributed positively to Fund performance. The Sub-Adviser generally identified countries and sectors within emerging market regions that outperformed emerging market debt, in general. This resulted in additional positive contributions from the exposure to emerging market debt.

The exposure to Pan-European High-Yield Bonds had mixed results on overall performance. The Fund’s exposure to Pan-European High-Yield broadly detracted from relative performance early in the fiscal year as uncertainty around tariffs and trade relationships generally saw high-yield bonds struggle relative to investment-grade debt, in general. This exposure then contributed to performance in the third fiscal quarter before once again detracting from performance in the final three months of the fiscal year. Overall, the exposure had a positive contribution to performance during the full 12-month period ended October 31, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Opportunity Bond Fund - Class C	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,419	$10,647	$10,613	$10,573
Oct-2017	$10,411	$10,781	$11,055	$10,711
Oct-2018	$9,920	$10,556	$10,938	$10,923
Oct-2019	$10,451	$11,384	$11,554	$12,003
Oct-2020	$10,192	$11,949	$11,659	$12,331
Oct-2021	$10,506	$11,711	$11,770	$12,175
Oct-2022	$8,298	$8,831	$9,659	$11,076
Oct-2023	$9,199	$9,060	$10,007	$11,347
Oct-2024	$10,479	$9,844	$11,065	$12,400
Oct-2025	$11,090	$10,358	$11,939	$12,956

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	5.83%	1.70%	1.04%
Bloomberg Global Aggregate ex USD	5.22%	-2.82%	0.35%
Bloomberg Global Aggregate ex USD Hedged Index	4.49%	0.99%	2.62%
Morningstar Global Bond Category	7.91%	0.48%	1.79%

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$104,375,810
Number of Portfolio Holdings	527
Total Advisory Fee	$988,667
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Convertible Bonds	0.4%
Corporate Bonds	58.4%
Money Market Funds	7.8%
Non U.S. Government & Agencies	33.4%
Right	0.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Local Authority	0.3%
Supranational	0.3%
Technology	0.5%
Real Estate	1.5%
Consumer Staples	2.1%
Treasury	2.1%
Collateral for Securities Loaned	3.1%
Health Care	3.2%
Money Market Funds	4.5%
Consumer Discretionary	5.0%
Materials	5.5%
Utilities	5.7%
Communications	5.7%
Industrials	6.5%
Financials	10.8%
Energy	11.2%
Non U.S. Treasury	13.6%
Sovereign	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	2.3%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.7%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.6%
Spain Government Bond, 3.450%, 10/31/34	1.1%
Italy Buoni Poliennali Del Tesoro, 3.850%, 02/01/35	1.0%
United Kingdom Gilt, 4.250%, 12/07/40	1.0%
Spain Government Bond, 2.500%, 05/31/27	1.0%
Australia Government Bond, 1.250%, 05/21/32	1.0%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.9%
Kingdom of Belgium Government Bond, 5.000%, 03/28/35	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham International Opportunity Bond Fund - Class C (DCIOX )

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCIOX

Dunham International Opportunity Bond Fund

Class N (DNIOX )

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham International Opportunity Bond Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$171	1.65%

How did the Fund perform during the reporting period?

The high exposure to emerging market debt materially contributed to relative performance. The Fund maintained nearly half of its exposure to the debt of emerging market countries’ governments and of companies domiciled in emerging markets. Emerging market debt outperformed developed market debt in general during the fiscal year, which benefited the higher allocation in the Fund.

Security selection within emerging market debt contributed positively to Fund performance. The Sub-Adviser generally identified countries and sectors within emerging market regions that outperformed emerging market debt, in general. This resulted in additional positive contributions from the exposure to emerging market debt.

The exposure to Pan-European High-Yield Bonds had mixed results on overall performance. The Fund’s exposure to Pan-European High-Yield broadly detracted from relative performance early in the fiscal year as uncertainty around tariffs and trade relationships generally saw high-yield bonds struggle relative to investment-grade debt, in general. This exposure then contributed to performance in the third fiscal quarter before once again detracting from performance in the final three months of the fiscal year. Overall, the exposure had a positive contribution to performance during the full 12-month period ended October 31, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham International Opportunity Bond Fund - Class N	Bloomberg Global Aggregate ex USD	Morningstar Global Bond Category	Bloomberg Global Aggregate ex USD Hedged Index
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$105,026	$106,468	$106,125	$105,731
Oct-2017	$105,733	$107,810	$110,545	$107,114
Oct-2018	$101,431	$105,561	$109,380	$109,236
Oct-2019	$107,808	$113,839	$115,542	$120,032
Oct-2020	$105,859	$119,486	$116,594	$123,310
Oct-2021	$110,021	$117,108	$117,700	$121,751
Oct-2022	$87,440	$88,314	$96,594	$110,767
Oct-2023	$97,647	$90,603	$100,069	$113,475
Oct-2024	$112,046	$98,438	$110,645	$124,000
Oct-2025	$119,604	$103,581	$119,392	$129,566

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Opportunity Bond Fund	6.75%	2.47%	1.81%
Bloomberg Global Aggregate ex USD	5.22%	-2.82%	0.35%
Bloomberg Global Aggregate ex USD Hedged Index	4.49%	0.99%	2.62%
Morningstar Global Bond Category	7.91%	0.48%	1.79%

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$104,375,810
Number of Portfolio Holdings	527
Total Advisory Fee	$988,667
Portfolio Turnover	78%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	0.0%
Convertible Bonds	0.4%
Corporate Bonds	58.4%
Money Market Funds	7.8%
Non U.S. Government & Agencies	33.4%
Right	0.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Local Authority	0.3%
Supranational	0.3%
Technology	0.5%
Real Estate	1.5%
Consumer Staples	2.1%
Treasury	2.1%
Collateral for Securities Loaned	3.1%
Health Care	3.2%
Money Market Funds	4.5%
Consumer Discretionary	5.0%
Materials	5.5%
Utilities	5.7%
Communications	5.7%
Industrials	6.5%
Financials	10.8%
Energy	11.2%
Non U.S. Treasury	13.6%
Sovereign	16.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
French Republic Government Bond OAT, 3.500%, 11/25/33	2.3%
Italy Buoni Poliennali Del Tesoro, 4.200%, 03/01/34	1.7%
French Republic Government Bond OAT, 0.250%, 11/25/26	1.6%
Spain Government Bond, 3.450%, 10/31/34	1.1%
Italy Buoni Poliennali Del Tesoro, 3.850%, 02/01/35	1.0%
United Kingdom Gilt, 4.250%, 12/07/40	1.0%
Spain Government Bond, 2.500%, 05/31/27	1.0%
Australia Government Bond, 1.250%, 05/21/32	1.0%
Argentine Republic Government International Bond, 0.750%, 07/09/30	0.9%
Kingdom of Belgium Government Bond, 5.000%, 03/28/35	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham International Opportunity Bond Fund - Class N (DNIOX )

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalopportunity/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNIOX

Dunham International Stock Fund

Class A (DAINX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$262	2.20%

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, rallied 27.9 percent.

Countries contributing the most to returns relative to the Index during the fiscal year were: China, driven by overweight positioning and positive selection within the financials, communication services and information technology baskets; and Korea, driven by overweight positioning to the industrials, information technology and financials baskets. Countries detracting the most relative to the Index included: Brazil, primarily as a result of overweight positioning to the consumer staples, energy and financials baskets; and Israel, primarily as a result of negative selection paired with overweight positioning to information technology.

Sectors contributing the most to returns relative to the Index during the fiscal year included: Financials, largely driven by overweight positioning and positive selection within the Italian and Chinese financials baskets. Overweight positioning to the Korean and Chinese information technology baskets additionally contributed positively to sector-level results. The only sector level detractor relative to the Index was consumer discretionary, mainly because of negative selection plus overweight positioning to the Chinese consumer discretionary basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Stock Fund - Class A	Dunham International Stock Fund - Class A- with load	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Oct-2015	$10,000	$9,423	$10,000	$10,000
Oct-2016	$9,979	$9,403	$10,022	$9,976
Oct-2017	$12,266	$11,558	$12,391	$12,237
Oct-2018	$11,363	$10,707	$11,370	$11,321
Oct-2019	$12,133	$11,433	$12,651	$12,181
Oct-2020	$12,161	$11,460	$12,321	$10,908
Oct-2021	$16,923	$15,946	$15,975	$14,944
Oct-2022	$12,974	$12,225	$12,025	$12,291
Oct-2023	$15,201	$14,324	$13,477	$14,364
Oct-2024	$18,878	$17,789	$16,756	$17,530
Oct-2025	$26,064	$24,560	$20,933	$22,417

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Stock Fund
Class A Without Load	38.06%	16.47%	10.05%
Class A With Load	30.11%	15.10%	9.40%
Morningstar Foreign Large Value Category	27.86%	15.49%	8.41%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$173,340,081
Number of Portfolio Holdings	410
Total Advisory Fee	$2,460,783
Portfolio Turnover	120%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Money Market Funds	0.1%
Equity	0.5%
Real Estate	0.6%
Information Technology	1.0%
Utilities	1.1%
Consumer Staples	2.3%
Energy	2.4%
Collateral for Securities Loaned	3.4%
Health Care	5.6%
Materials	5.9%
Consumer Discretionary	6.0%
Communications	8.6%
Industrials	14.2%
Technology	21.4%
Financials	29.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Exchange-Traded Funds	0.5%
Money Market Funds	3.4%
Preferred Stocks	2.1%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Bank of Ireland Group PLC	2.2%
Samsung Electronics Company Ltd.	1.9%
BNP Paribas S.A.	1.9%
Deutsche Telekom A.G.	1.7%
Kioxia Holdings Corporation	1.6%
ABB Ltd.	1.6%
Lasertec Corporation	1.5%
Franco-Nevada Corporation	1.4%
NN Group N.V.	1.4%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Other Countries	14.7%
Ireland	2.3%
France	2.5%
South Korea	2.5%
Hong Kong	2.9%
Cayman Islands	3.3%
United States	4.0%
United Kingdom	4.1%
Netherlands	4.2%
Switzerland	4.7%
Germany	4.8%
Taiwan	5.1%
Canada	7.5%
Korea (Republic Of)	7.7%
Japan	16.2%
China	16.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective July 31, 2025, disclosures pertaining to China Risk and China Related Variable Interest Entity Risk were added to the Fund’s Prospectus, Summary Prospectus, and SAI. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/internationalstock/  or by calling 1-800-442-4358.

Dunham International Stock Fund - Class A (DAINX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAINX

Dunham International Stock Fund

Class C (DCINX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$351	2.96%

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, rallied 27.9 percent.

Countries contributing the most to returns relative to the Index during the fiscal year were: China, driven by overweight positioning and positive selection within the financials, communication services and information technology baskets; and Korea, driven by overweight positioning to the industrials, information technology and financials baskets. Countries detracting the most relative to the Index included: Brazil, primarily as a result of overweight positioning to the consumer staples, energy and financials baskets; and Israel, primarily as a result of negative selection paired with overweight positioning to information technology.

Sectors contributing the most to returns relative to the Index during the fiscal year included: Financials, largely driven by overweight positioning and positive selection within the Italian and Chinese financials baskets. Overweight positioning to the Korean and Chinese information technology baskets additionally contributed positively to sector-level results. The only sector level detractor relative to the Index was consumer discretionary, mainly because of negative selection plus overweight positioning to the Chinese consumer discretionary basket.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham International Stock Fund - Class C	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,905	$10,022	$9,976
Oct-2017	$12,083	$12,391	$12,237
Oct-2018	$11,113	$11,370	$11,321
Oct-2019	$11,775	$12,651	$12,181
Oct-2020	$11,718	$12,321	$10,908
Oct-2021	$16,183	$15,975	$14,944
Oct-2022	$12,318	$12,025	$12,291
Oct-2023	$14,320	$13,477	$14,364
Oct-2024	$17,642	$16,756	$17,530
Oct-2025	$24,180	$20,933	$22,417

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	37.06%	15.59%	9.23%
Morningstar Foreign Large Value Category	27.86%	15.49%	8.41%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$173,340,081
Number of Portfolio Holdings	410
Total Advisory Fee	$2,460,783
Portfolio Turnover	120%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Money Market Funds	0.1%
Equity	0.5%
Real Estate	0.6%
Information Technology	1.0%
Utilities	1.1%
Consumer Staples	2.3%
Energy	2.4%
Collateral for Securities Loaned	3.4%
Health Care	5.6%
Materials	5.9%
Consumer Discretionary	6.0%
Communications	8.6%
Industrials	14.2%
Technology	21.4%
Financials	29.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Exchange-Traded Funds	0.5%
Money Market Funds	3.4%
Preferred Stocks	2.1%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Bank of Ireland Group PLC	2.2%
Samsung Electronics Company Ltd.	1.9%
BNP Paribas S.A.	1.9%
Deutsche Telekom A.G.	1.7%
Kioxia Holdings Corporation	1.6%
ABB Ltd.	1.6%
Lasertec Corporation	1.5%
Franco-Nevada Corporation	1.4%
NN Group N.V.	1.4%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Other Countries	14.7%
Ireland	2.3%
France	2.5%
South Korea	2.5%
Hong Kong	2.9%
Cayman Islands	3.3%
United States	4.0%
United Kingdom	4.1%
Netherlands	4.2%
Switzerland	4.7%
Germany	4.8%
Taiwan	5.1%
Canada	7.5%
Korea (Republic Of)	7.7%
Japan	16.2%
China	16.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective July 31, 2025, disclosures pertaining to China Risk and China Related Variable Interest Entity Risk were added to the Fund’s Prospectus, Summary Prospectus, and SAI. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/internationalstock/  or by calling 1-800-442-4358.

Dunham International Stock Fund - Class C (DCINX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCINX

Dunham International Stock Fund

Class N (DNINX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham International Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/internationalstock/. You can also request this information by contacting us at 1-800-442-4358. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$232	1.95%

How did the Fund perform during the reporting period?

Developed markets underperformed emerging markets over the fiscal year. Developed markets, as measured by the MSCI EAFE TR Index, rose 23.0 percent, while emerging markets, as measured by the MSCI Emerging Markets TR Index, rallied 27.9 percent.

Countries contributing the most to returns relative to the Index during the fiscal year were: China, driven by overweight positioning and positive selection within the financials, communication services and information technology baskets; and Korea, driven by overweight positioning to the industrials, information technology and financials baskets. Countries detracting the most relative to the Index included: Brazil, primarily as a result of overweight positioning to the consumer staples, energy and financials baskets; and Israel, primarily as a result of negative selection paired with overweight positioning to information technology.

Sectors contributing the most to returns relative to the Index during the fiscal year included: Financials, largely driven by overweight positioning and positive selection within the Italian and Chinese financials baskets. Overweight positioning to the Korean and Chinese information technology baskets additionally contributed positively to sector-level results. The only sector level detractor relative to the Index was consumer discretionary, mainly because of negative selection plus overweight positioning to the Chinese consumer discretionary basket.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham International Stock Fund - Class N	MSCI ACWI ex USA Index	Morningstar Foreign Large Value Category
Oct-2015	$100,000	$100,000	$100,000
Oct-2016	$100,058	$100,223	$99,763
Oct-2017	$123,245	$123,915	$122,370
Oct-2018	$114,521	$113,700	$113,206
Oct-2019	$122,633	$126,513	$121,809
Oct-2020	$123,186	$123,208	$109,081
Oct-2021	$171,869	$159,754	$149,442
Oct-2022	$132,066	$120,253	$122,910
Oct-2023	$155,202	$134,766	$143,641
Oct-2024	$193,150	$167,561	$175,302
Oct-2025	$267,289	$209,332	$224,166

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham International Stock Fund	38.38%	16.76%	10.33%
Morningstar Foreign Large Value Category	27.86%	15.49%	8.41%
MSCI ACWI ex USA Index	24.93%	11.18%	7.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$173,340,081
Number of Portfolio Holdings	410
Total Advisory Fee	$2,460,783
Portfolio Turnover	120%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Money Market Funds	0.1%
Equity	0.5%
Real Estate	0.6%
Information Technology	1.0%
Utilities	1.1%
Consumer Staples	2.3%
Energy	2.4%
Collateral for Securities Loaned	3.4%
Health Care	5.6%
Materials	5.9%
Consumer Discretionary	6.0%
Communications	8.6%
Industrials	14.2%
Technology	21.4%
Financials	29.8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.0%
Exchange-Traded Funds	0.5%
Money Market Funds	3.4%
Preferred Stocks	2.1%
Warrant	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	4.7%
Bank of Ireland Group PLC	2.2%
Samsung Electronics Company Ltd.	1.9%
BNP Paribas S.A.	1.9%
Deutsche Telekom A.G.	1.7%
Kioxia Holdings Corporation	1.6%
ABB Ltd.	1.6%
Lasertec Corporation	1.5%
Franco-Nevada Corporation	1.4%
NN Group N.V.	1.4%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.9%
Other Countries	14.7%
Ireland	2.3%
France	2.5%
South Korea	2.5%
Hong Kong	2.9%
Cayman Islands	3.3%
United States	4.0%
United Kingdom	4.1%
Netherlands	4.2%
Switzerland	4.7%
Germany	4.8%
Taiwan	5.1%
Canada	7.5%
Korea (Republic Of)	7.7%
Japan	16.2%
China	16.4%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective July 31, 2025, disclosures pertaining to China Risk and China Related Variable Interest Entity Risk were added to the Fund’s Prospectus, Summary Prospectus, and SAI. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/internationalstock/  or by calling 1-800-442-4358.

Dunham International Stock Fund - Class N (DNINX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/internationalstock/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNINX

Dunham Large Cap Value Fund

Class A (DALVX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.42%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Large-cap value companies, as measured by the Russell 1000 Value Index, returned 11.1 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 21.4 percent over the period. Additionally, when looking at all large capitalization value stocks relative to large capitalization growth stocks, large value stocks meaningfully underperformed for the fiscal year.

Stock selection and sector allocation provided mixed results over the fiscal year. The Sub-Adviser’s effective security selection within the technology sector, and relative underweight to the consumer staples sector, positively contributed to relative performance. However, an overweight to the healthcare sector and stock picking within the energy sector hurt relative Fund performance.

Individual positions that positively/negatively impacted relative Fund performance. Micron Technology, Inc. (MU) (holding weight*: 1.95 percent), positively contributed to Fund performance, as the position gained 125.5 percent over the fiscal year. UnitedHealth Group, Inc. (UNH) (holding weight*: 1.40 percent), negatively contributed to Fund performance, as the position lost 38.2 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Large Cap Value Fund - Class A	Dunham Large Cap Value Fund - Class A- with load	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Oct-2015	$10,000	$9,426	$10,000	$10,000	$10,000
Oct-2016	$10,143	$9,561	$10,451	$10,637	$10,512
Oct-2017	$11,926	$11,241	$12,921	$12,528	$12,696
Oct-2018	$12,139	$11,442	$13,870	$12,909	$13,217
Oct-2019	$13,474	$12,700	$15,857	$14,356	$14,297
Oct-2020	$12,621	$11,897	$17,397	$13,270	$14,446
Oct-2021	$18,336	$17,283	$24,862	$19,077	$20,873
Oct-2022	$16,836	$15,870	$21,230	$17,742	$20,094
Oct-2023	$16,599	$15,646	$23,383	$17,765	$20,379
Oct-2024	$21,936	$20,677	$32,272	$23,269	$26,632
Oct-2025	$24,643	$23,229	$39,196	$25,863	$29,665

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund
Class A Without Load	12.34%	14.32%	9.44%
Class A With Load	5.86%	12.98%	8.79%
Morningstar Large Cap Value Category	11.39%	15.48%	11.49%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$195,892,196
Number of Portfolio Holdings	77
Total Advisory Fee	$1,714,056
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Money Market Funds	7.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Money Market Funds	2.5%
Utilities	2.9%
Real Estate	3.3%
Consumer Staples	3.4%
Materials	4.5%
Collateral for Securities Loaned	4.9%
Energy	5.5%
Consumer Discretionary	8.5%
Communications	8.8%
Technology	9.6%
Health Care	13.2%
Industrials	16.1%
Financials	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	2.9%
RTX Corporation	2.5%
Bank of America Corporation	2.3%
Wells Fargo & Company	2.1%
Parker-Hannifin Corporation	2.1%
Abbott Laboratories	2.0%
Walt Disney Company (The)	2.0%
Micron Technology, Inc.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Large Cap Value Fund - Class A (DALVX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DALVX

Dunham Large Cap Value Fund

Class C (DCLVX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.17%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Large-cap value companies, as measured by the Russell 1000 Value Index, returned 11.1 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 21.4 percent over the period. Additionally, when looking at all large capitalization value stocks relative to large capitalization growth stocks, large value stocks meaningfully underperformed for the fiscal year.

Stock selection and sector allocation provided mixed results over the fiscal year. The Sub-Adviser’s effective security selection within the technology sector, and relative underweight to the consumer staples sector, positively contributed to relative performance. However, an overweight to the healthcare sector and stock picking within the energy sector hurt relative Fund performance.

Individual positions that positively/negatively impacted relative Fund performance. Micron Technology, Inc. (MU) (holding weight*: 1.95 percent), positively contributed to Fund performance, as the position gained 125.5 percent over the fiscal year. UnitedHealth Group, Inc. (UNH) (holding weight*: 1.40 percent), negatively contributed to Fund performance, as the position lost 38.2 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Large Cap Value Fund - Class C	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,066	$10,451	$10,637	$10,512
Oct-2017	$11,749	$12,921	$12,528	$12,696
Oct-2018	$11,866	$13,870	$12,909	$13,217
Oct-2019	$13,081	$15,857	$14,356	$14,297
Oct-2020	$12,156	$17,397	$13,270	$14,446
Oct-2021	$17,528	$24,862	$19,077	$20,873
Oct-2022	$15,969	$21,230	$17,742	$20,094
Oct-2023	$15,634	$23,383	$17,765	$20,379
Oct-2024	$20,503	$32,272	$23,269	$26,632
Oct-2025	$22,855	$39,196	$25,863	$29,665

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	11.47%	13.46%	8.62%
Morningstar Large Cap Value Category	11.39%	15.48%	11.49%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$195,892,196
Number of Portfolio Holdings	77
Total Advisory Fee	$1,714,056
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Money Market Funds	7.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Money Market Funds	2.5%
Utilities	2.9%
Real Estate	3.3%
Consumer Staples	3.4%
Materials	4.5%
Collateral for Securities Loaned	4.9%
Energy	5.5%
Consumer Discretionary	8.5%
Communications	8.8%
Technology	9.6%
Health Care	13.2%
Industrials	16.1%
Financials	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	2.9%
RTX Corporation	2.5%
Bank of America Corporation	2.3%
Wells Fargo & Company	2.1%
Parker-Hannifin Corporation	2.1%
Abbott Laboratories	2.0%
Walt Disney Company (The)	2.0%
Micron Technology, Inc.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Large Cap Value Fund - Class C (DCLVX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCLVX

Dunham Large Cap Value Fund

Class N (DNLVX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Large Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/largecapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$124	1.17%

How did the Fund perform during the reporting period?

The exposure to “large capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Large-cap value companies, as measured by the Russell 1000 Value Index, returned 11.1 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 21.4 percent over the period. Additionally, when looking at all large capitalization value stocks relative to large capitalization growth stocks, large value stocks meaningfully underperformed for the fiscal year.

Stock selection and sector allocation provided mixed results over the fiscal year. The Sub-Adviser’s effective security selection within the technology sector, and relative underweight to the consumer staples sector, positively contributed to relative performance. However, an overweight to the healthcare sector and stock picking within the energy sector hurt relative Fund performance.

Individual positions that positively/negatively impacted relative Fund performance. Micron Technology, Inc. (MU) (holding weight*: 1.95 percent), positively contributed to Fund performance, as the position gained 125.5 percent over the fiscal year. UnitedHealth Group, Inc. (UNH) (holding weight*: 1.40 percent), negatively contributed to Fund performance, as the position lost 38.2 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2025.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Large Cap Value Fund - Class N	S&P 500® Index	Russell 1000® Value Index	Morningstar Large Cap Value Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$101,735	$104,509	$106,370	$105,117
Oct-2017	$119,882	$129,207	$125,284	$126,958
Oct-2018	$122,251	$138,699	$129,086	$132,174
Oct-2019	$136,154	$158,569	$143,561	$142,967
Oct-2020	$127,774	$173,967	$132,700	$144,461
Oct-2021	$186,153	$248,623	$190,765	$208,734
Oct-2022	$171,333	$212,297	$177,417	$200,935
Oct-2023	$169,377	$233,830	$177,655	$203,793
Oct-2024	$224,381	$322,725	$232,686	$266,320
Oct-2025	$252,630	$391,957	$258,626	$296,645

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Large Cap Value Fund	12.59%	14.61%	9.71%
Morningstar Large Cap Value Category	11.39%	15.48%	11.49%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$195,892,196
Number of Portfolio Holdings	77
Total Advisory Fee	$1,714,056
Portfolio Turnover	33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.0%
Money Market Funds	7.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.0%
Money Market Funds	2.5%
Utilities	2.9%
Real Estate	3.3%
Consumer Staples	3.4%
Materials	4.5%
Collateral for Securities Loaned	4.9%
Energy	5.5%
Consumer Discretionary	8.5%
Communications	8.8%
Technology	9.6%
Health Care	13.2%
Industrials	16.1%
Financials	21.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.9%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	2.9%
RTX Corporation	2.5%
Bank of America Corporation	2.3%
Wells Fargo & Company	2.1%
Parker-Hannifin Corporation	2.1%
Abbott Laboratories	2.0%
Walt Disney Company (The)	2.0%
Micron Technology, Inc.	1.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Large Cap Value Fund - Class N (DNLVX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/largecapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNLVX

Dunham Long/Short Credit Fund

Class A (DAAIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.13%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the fiscal year. The core long positions were the largest source of positive performance over the fiscal quarter, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, maintaining an overall portfolio duration of approximately 0.84 years. Duration management remained a key focus, and this positioning initially contributed positively to Fund performance as investors hedged bets of meaningful interest rate reductions toward the end of 2024 and early 2025. However, the exposure later detracted from performance as signs of labor market weakness prompted the Federal Reserve to ease policy, driving short-term yields lower.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 8.1 percent, as measured by the ICE BofA U.S. Cash Pay High Yield Index, over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Long/Short Credit Fund - Class A	Dunham Long/Short Credit Fund - Class A- with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Oct-2015	$10,000	$9,428	$10,000	$10,000	$10,000
Oct-2016	$9,781	$9,221	$10,437	$10,499	$10,319
Oct-2017	$10,836	$10,216	$10,531	$11,096	$10,703
Oct-2018	$11,727	$11,056	$10,315	$11,242	$11,204
Oct-2019	$12,321	$11,615	$11,502	$11,840	$11,809
Oct-2020	$12,811	$12,077	$12,214	$12,117	$12,285
Oct-2021	$13,293	$12,532	$12,155	$12,859	$12,647
Oct-2022	$12,918	$12,178	$10,249	$11,917	$13,126
Oct-2023	$13,164	$12,410	$10,286	$12,519	$14,150
Oct-2024	$13,771	$12,983	$11,370	$14,011	$15,341
Oct-2025	$14,302	$13,484	$12,071	$14,976	$16,466

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund
Class A Without Load	3.86%	2.23%	3.64%
Class A With Load	-2.15%	1.03%	3.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	7.33%	6.03%	5.11%
Morningstar Nontraditional Bond Category	6.89%	4.33%	4.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$299,141,936
Number of Portfolio Holdings	82
Total Advisory Fee	$1,869,429
Portfolio Turnover	234%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.9%
Money Market Funds	7.6%
Municipal Bonds	0.8%
U.S. Government & Agencies	54.7%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-7.5%
Consumer Staples	0.4%
Education	0.8%
Real Estate	1.1%
Industrials	1.4%
Health Care	1.5%
Technology	1.6%
Energy	2.2%
Utilities	2.7%
Money Market Funds	2.8%
Materials	3.0%
Collateral for Securities Loaned	5.3%
Consumer Discretionary	5.5%
Communications	5.5%
Financials	14.8%
U.S. Treasury Obligations	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/08/26	13.1%
United States Treasury Bill, 0.000%, 04/09/26	13.1%
United States Treasury Bill, 0.000%, 02/12/26	13.1%
United States Treasury Bill, 0.000%, 12/18/25	12.2%
Mount Vernon Liquid Assets Portfolio	5.3%
First American Government Obligations Fund, Class X	2.8%
United States Treasury Note, 4.750%, 05/15/55	1.9%
United States Treasury Note, 4.250%, 08/15/35	1.9%
United States Treasury Note, 4.875%, 08/15/45	1.7%
Wells Fargo & Company, 4.666%, 01/15/27	1.7%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Long/Short Credit Fund - Class A (DAAIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAAIX

Dunham Long/Short Credit Fund

Class C (DCAIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.91%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the fiscal year. The core long positions were the largest source of positive performance over the fiscal quarter, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, maintaining an overall portfolio duration of approximately 0.84 years. Duration management remained a key focus, and this positioning initially contributed positively to Fund performance as investors hedged bets of meaningful interest rate reductions toward the end of 2024 and early 2025. However, the exposure later detracted from performance as signs of labor market weakness prompted the Federal Reserve to ease policy, driving short-term yields lower.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 8.1 percent, as measured by the ICE BofA U.S. Cash Pay High Yield Index, over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Long/Short Credit Fund - Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,705	$10,437	$10,499	$10,319
Oct-2017	$10,671	$10,531	$11,096	$10,703
Oct-2018	$11,454	$10,315	$11,242	$11,204
Oct-2019	$11,951	$11,502	$11,840	$11,809
Oct-2020	$12,338	$12,214	$12,117	$12,285
Oct-2021	$12,708	$12,155	$12,859	$12,647
Oct-2022	$12,257	$10,249	$11,917	$13,126
Oct-2023	$12,393	$10,286	$12,519	$14,150
Oct-2024	$12,867	$11,370	$14,011	$15,341
Oct-2025	$13,278	$12,071	$14,976	$16,466

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	3.19%	1.48%	2.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	7.33%	6.03%	5.11%
Morningstar Nontraditional Bond Category	6.89%	4.33%	4.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$299,141,936
Number of Portfolio Holdings	82
Total Advisory Fee	$1,869,429
Portfolio Turnover	234%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.9%
Money Market Funds	7.6%
Municipal Bonds	0.8%
U.S. Government & Agencies	54.7%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-7.5%
Consumer Staples	0.4%
Education	0.8%
Real Estate	1.1%
Industrials	1.4%
Health Care	1.5%
Technology	1.6%
Energy	2.2%
Utilities	2.7%
Money Market Funds	2.8%
Materials	3.0%
Collateral for Securities Loaned	5.3%
Consumer Discretionary	5.5%
Communications	5.5%
Financials	14.8%
U.S. Treasury Obligations	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/08/26	13.1%
United States Treasury Bill, 0.000%, 04/09/26	13.1%
United States Treasury Bill, 0.000%, 02/12/26	13.1%
United States Treasury Bill, 0.000%, 12/18/25	12.2%
Mount Vernon Liquid Assets Portfolio	5.3%
First American Government Obligations Fund, Class X	2.8%
United States Treasury Note, 4.750%, 05/15/55	1.9%
United States Treasury Note, 4.250%, 08/15/35	1.9%
United States Treasury Note, 4.875%, 08/15/45	1.7%
Wells Fargo & Company, 4.666%, 01/15/27	1.7%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Long/Short Credit Fund - Class C (DCAIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCAIX

Dunham Long/Short Credit Fund

Class N (DNAIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Long/Short Credit Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/longshortcredit/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$93	0.91%

How did the Fund perform during the reporting period?

The Fund’s core long positions were the strongest contributor to Fund performance over the fiscal year. The core long positions were the largest source of positive performance over the fiscal quarter, with gains driven by short duration holdings from the financial services sector.

The Sub-Adviser continued to implement its interest rate hedging strategy, maintaining an overall portfolio duration of approximately 0.84 years. Duration management remained a key focus, and this positioning initially contributed positively to Fund performance as investors hedged bets of meaningful interest rate reductions toward the end of 2024 and early 2025. However, the exposure later detracted from performance as signs of labor market weakness prompted the Federal Reserve to ease policy, driving short-term yields lower.

Credit risk management reduced overall Fund volatility but was the largest drag on positive Fund performance over the fiscal year. For example, the Fund held various credit default swaps on a basket of high-yield bonds. These positions meaningfully detracted from Fund performance as high-yield bonds rose 8.1 percent, as measured by the ICE BofA U.S. Cash Pay High Yield Index, over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Long/Short Credit Fund - Class N	Bloomberg U.S. Aggregate Bond Index	Morningstar Nontraditional Bond Category	BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$98,084	$104,370	$104,989	$103,190
Oct-2017	$108,949	$105,312	$110,961	$107,030
Oct-2018	$118,262	$103,150	$112,419	$112,036
Oct-2019	$124,539	$115,021	$118,399	$118,090
Oct-2020	$129,806	$122,138	$121,166	$122,848
Oct-2021	$135,001	$121,554	$128,594	$126,465
Oct-2022	$131,529	$102,491	$119,167	$131,255
Oct-2023	$134,364	$102,856	$125,186	$141,499
Oct-2024	$141,057	$113,704	$140,113	$153,409
Oct-2025	$146,849	$120,707	$149,764	$164,654

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Long/Short Credit Fund	4.11%	2.50%	3.92%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
BofA Merrill Lynch US 3-Month Treasury Bill Index + 3%	7.33%	6.03%	5.11%
Morningstar Nontraditional Bond Category	6.89%	4.33%	4.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$299,141,936
Number of Portfolio Holdings	82
Total Advisory Fee	$1,869,429
Portfolio Turnover	234%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	0.0%
Corporate Bonds	36.9%
Money Market Funds	7.6%
Municipal Bonds	0.8%
U.S. Government & Agencies	54.7%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	-7.5%
Consumer Staples	0.4%
Education	0.8%
Real Estate	1.1%
Industrials	1.4%
Health Care	1.5%
Technology	1.6%
Energy	2.2%
Utilities	2.7%
Money Market Funds	2.8%
Materials	3.0%
Collateral for Securities Loaned	5.3%
Consumer Discretionary	5.5%
Communications	5.5%
Financials	14.8%
U.S. Treasury Obligations	58.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 0.000%, 01/08/26	13.1%
United States Treasury Bill, 0.000%, 04/09/26	13.1%
United States Treasury Bill, 0.000%, 02/12/26	13.1%
United States Treasury Bill, 0.000%, 12/18/25	12.2%
Mount Vernon Liquid Assets Portfolio	5.3%
First American Government Obligations Fund, Class X	2.8%
United States Treasury Note, 4.750%, 05/15/55	1.9%
United States Treasury Note, 4.250%, 08/15/35	1.9%
United States Treasury Note, 4.875%, 08/15/45	1.7%
Wells Fargo & Company, 4.666%, 01/15/27	1.7%

If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Long/Short Credit Fund - Class N (DNAIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/longshortcredit/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNAIX

Dunham Monthly Distribution Fund

Class A (DAMDX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$237	2.28%

How did the Fund perform during the reporting period?

Cross-border mergers and acquisitions were generally impacted by harsher scrutiny by European authorities. Despite optimism that political scrutiny may be less of a hindrance in the US, foreign authorities, particularly in the United Kingdom and Europe generally exhibited increased scrutiny during the fiscal year.

Mergers related to the information technology and artificial intelligence space have become more prevalent. The Fund participated in a deal between a cybersecurity firm that relies heavily on AI for threat detection and a company that focuses on identity security. This deal included stock consideration as part of the acquisition terms, which meant that the Sub-Adviser took a short position in the acquirers stock. This short position generally detracted from performance as the stock surged in value during the period. However, the Sub-Adviser was also long the target company’s stock, which offset the adverse effects of the short position in the acquirer.

Although derivatives are generally used sparingly in the Fund, the Sub-Adviser continued to use multiple options strategies during the fiscal year. The Sub-Adviser used collar strategies, which involves writing a call and buying a put on the same underlying stock to potentially limit downside, while also limiting upside, on stocks that are a target in an announced merger. In addition, the Sub-Adviser used put options on a position that was difficult to outright short in its local market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Monthly Distribution Fund - Class A	Dunham Monthly Distribution Fund - Class A- with load	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Oct-2015	$10,000	$9,426	$10,000	$10,000	$10,000
Oct-2016	$10,153	$9,571	$10,451	$10,329	$9,700
Oct-2017	$10,829	$10,207	$12,921	$11,143	$10,548
Oct-2018	$10,758	$10,140	$13,870	$11,517	$10,794
Oct-2019	$11,005	$10,373	$15,857	$12,382	$11,345
Oct-2020	$11,016	$10,384	$17,397	$12,880	$11,416
Oct-2021	$11,154	$10,513	$24,862	$14,353	$12,552
Oct-2022	$11,250	$10,604	$21,230	$14,258	$12,614
Oct-2023	$11,399	$10,744	$23,383	$14,712	$13,343
Oct-2024	$12,199	$11,499	$32,272	$15,912	$13,885
Oct-2025	$13,173	$12,417	$39,196	$17,457	$15,603

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund
Class A Without Load	7.98%	3.64%	2.79%
Class A With Load	1.78%	2.42%	2.19%
Credit Suisse Merger Arb Liquidity Beta Index	12.37%	6.45%	4.55%
Morningstar Event Driven Category	9.72%	6.27%	5.73%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$258,649,548
Number of Portfolio Holdings	80
Total Advisory Fee	$2,631,334
Portfolio Turnover	377%

Asset Weighting (% of total investments)*

Value	Value
Closed End Funds	1.7%
Common Stocks	110.0%
Money Market Funds	26.9%
Purchased Options	0.3%
Right	0.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)*

Money Market Funds 10.5%
Communications 20.0%
Collateral for Securities Loaned 9.0%
Energy 8.1%
Technology 10.4%
Industrials 8.5%
Utilities 9.9%
Consumer Staples 5.4%
Financials 10.9%
Consumer Discretionary 3.4%
Health Care 3.0%
Equity 1.2%
Materials 0.3%
Purchased Options 0.2%
Other Assets in Excess of Liabilities 10.0%

Value	Value
Other Assets in Excess of Liabilities	10.0%
Purchased Options	0.2%
Materials	0.3%
Equity	1.2%
Health Care	3.0%
Consumer Discretionary	3.4%
Financials	10.9%
Consumer Staples	5.4%
Utilities	9.9%
Industrials	8.5%
Technology	10.4%
Energy	8.1%
Collateral for Securities Loaned	9.0%
Communications	20.0%
Money Market Funds	10.5%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parkland Corporation	6.0%
TXNM Energy, Inc.	5.9%
Electronic Arts, Inc.	4.5%
Chart Industries, Inc.	4.4%
Comerica, Inc.	4.4%
Frontier Communications Parent, Inc.	4.0%
Northwestern Energy Group, Inc.	4.0%
CyberArk Software Ltd.	4.0%
JDE Peet's N.V.	3.9%
Air Lease Corporation	3.5%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	17.6%
Energy	-1.0%
Industrials	-2.6%
Utilities	-4.2%
Technology	-4.4%
Financials	-5.5%
Communications	-10.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Monthly Distribution Fund - Class A (DAMDX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAMDX

Dunham Monthly Distribution Fund

Class C (DCMDX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$313	3.02%

How did the Fund perform during the reporting period?

Cross-border mergers and acquisitions were generally impacted by harsher scrutiny by European authorities. Despite optimism that political scrutiny may be less of a hindrance in the US, foreign authorities, particularly in the United Kingdom and Europe generally exhibited increased scrutiny during the fiscal year.

Mergers related to the information technology and artificial intelligence space have become more prevalent. The Fund participated in a deal between a cybersecurity firm that relies heavily on AI for threat detection and a company that focuses on identity security. This deal included stock consideration as part of the acquisition terms, which meant that the Sub-Adviser took a short position in the acquirers stock. This short position generally detracted from performance as the stock surged in value during the period. However, the Sub-Adviser was also long the target company’s stock, which offset the adverse effects of the short position in the acquirer.

Although derivatives are generally used sparingly in the Fund, the Sub-Adviser continued to use multiple options strategies during the fiscal year. The Sub-Adviser used collar strategies, which involves writing a call and buying a put on the same underlying stock to potentially limit downside, while also limiting upside, on stocks that are a target in an announced merger. In addition, the Sub-Adviser used put options on a position that was difficult to outright short in its local market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Monthly Distribution Fund - Class C	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,074	$10,451	$10,329	$9,700
Oct-2017	$10,661	$12,921	$11,143	$10,548
Oct-2018	$10,515	$13,870	$11,517	$10,794
Oct-2019	$10,674	$15,857	$12,382	$11,345
Oct-2020	$10,603	$17,397	$12,880	$11,416
Oct-2021	$10,660	$24,862	$14,353	$12,552
Oct-2022	$10,670	$21,230	$14,258	$12,614
Oct-2023	$10,730	$23,383	$14,712	$13,343
Oct-2024	$11,394	$32,272	$15,912	$13,885
Oct-2025	$12,213	$39,196	$17,457	$15,603

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	7.18%	2.87%	2.02%
Credit Suisse Merger Arb Liquidity Beta Index	12.37%	6.45%	4.55%
Morningstar Event Driven Category	9.72%	6.27%	5.73%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$258,649,548
Number of Portfolio Holdings	80
Total Advisory Fee	$2,631,334
Portfolio Turnover	377%

Asset Weighting (% of total investments)*

Value	Value
Closed End Funds	1.7%
Common Stocks	110.0%
Money Market Funds	26.9%
Purchased Options	0.3%
Right	0.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)*

Value	Value
Other Assets in Excess of Liabilities	10.0%
Purchased Options	0.2%
Materials	0.3%
Equity	1.2%
Health Care	3.0%
Consumer Discretionary	3.4%
Financials	10.9%
Consumer Staples	5.4%
Utilities	9.9%
Industrials	8.5%
Technology	10.4%
Energy	8.1%
Collateral for Securities Loaned	9.0%
Communications	20.0%
Money Market Funds	10.5%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parkland Corporation	6.0%
TXNM Energy, Inc.	5.9%
Electronic Arts, Inc.	4.5%
Chart Industries, Inc.	4.4%
Comerica, Inc.	4.4%
Frontier Communications Parent, Inc.	4.0%
Northwestern Energy Group, Inc.	4.0%
CyberArk Software Ltd.	4.0%
JDE Peet's N.V.	3.9%
Air Lease Corporation	3.5%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	17.6%
Energy	-1.0%
Industrials	-2.6%
Utilities	-4.2%
Technology	-4.4%
Financials	-5.5%
Communications	-10.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Monthly Distribution Fund - Class C (DCMDX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCMDX

Dunham Monthly Distribution Fund

Class N (DNMDX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Monthly Distribution Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$209	2.01%

How did the Fund perform during the reporting period?

Cross-border mergers and acquisitions were generally impacted by harsher scrutiny by European authorities. Despite optimism that political scrutiny may be less of a hindrance in the US, foreign authorities, particularly in the United Kingdom and Europe generally exhibited increased scrutiny during the fiscal year.

Mergers related to the information technology and artificial intelligence space have become more prevalent. The Fund participated in a deal between a cybersecurity firm that relies heavily on AI for threat detection and a company that focuses on identity security. This deal included stock consideration as part of the acquisition terms, which meant that the Sub-Adviser took a short position in the acquirers stock. This short position generally detracted from performance as the stock surged in value during the period. However, the Sub-Adviser was also long the target company’s stock, which offset the adverse effects of the short position in the acquirer.

Although derivatives are generally used sparingly in the Fund, the Sub-Adviser continued to use multiple options strategies during the fiscal year. The Sub-Adviser used collar strategies, which involves writing a call and buying a put on the same underlying stock to potentially limit downside, while also limiting upside, on stocks that are a target in an announced merger. In addition, the Sub-Adviser used put options on a position that was difficult to outright short in its local market.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Monthly Distribution Fund - Class N	S&P 500® Index	Morningstar Event Driven Category	Credit Suisse Merger Arb Liquidity Beta Index
Oct-2015	$100,000	$100,000	$100,000	$100,001
Oct-2016	$101,783	$104,509	$103,287	$97,002
Oct-2017	$108,825	$129,207	$111,426	$105,475
Oct-2018	$108,376	$138,699	$115,173	$107,934
Oct-2019	$111,139	$158,569	$123,821	$113,450
Oct-2020	$111,513	$173,967	$128,803	$114,156
Oct-2021	$113,233	$248,623	$143,527	$125,516
Oct-2022	$114,457	$212,297	$142,577	$126,138
Oct-2023	$116,274	$233,830	$147,116	$133,430
Oct-2024	$124,777	$322,725	$159,117	$138,850
Oct-2025	$135,016	$391,957	$174,574	$156,025

Calculations assume the reinvestment of dividends and capital gains, if any.

The Fund 's distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions is not fixed but is expected to be at or near the level of the prime interest rate.

For disclosure regarding the extent to which the Fund’s distribution policy resulted in distributions of capital during the reporting period ending October 31, 2025 (i.e., a return of capital), please refer to the Fund’s Form 19a-1 Notices available at: https://www.dunham.com/Investor/FundInfo/MonthlyDistribution#distribution.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Monthly Distribution Fund	8.21%	3.90%	3.05%
Credit Suisse Merger Arb Liquidity Beta Index	12.37%	6.45%	4.55%
Morningstar Event Driven Category	9.72%	6.27%	5.73%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$258,649,548
Number of Portfolio Holdings	80
Total Advisory Fee	$2,631,334
Portfolio Turnover	377%

Asset Weighting (% of total investments)*

Value	Value
Closed End Funds	1.7%
Common Stocks	110.0%
Money Market Funds	26.9%
Purchased Options	0.3%
Right	0.4%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)*

Value	Value
Other Assets in Excess of Liabilities	10.0%
Purchased Options	0.2%
Materials	0.3%
Equity	1.2%
Health Care	3.0%
Consumer Discretionary	3.4%
Financials	10.9%
Consumer Staples	5.4%
Utilities	9.9%
Industrials	8.5%
Technology	10.4%
Energy	8.1%
Collateral for Securities Loaned	9.0%
Communications	20.0%
Money Market Funds	10.5%

* If the total percentage exceeds 100%, the calculation includes the notional values of short sales and options written, which can result in aggregate exposures greater than the portfolio’s net assets.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Parkland Corporation	6.0%
TXNM Energy, Inc.	5.9%
Electronic Arts, Inc.	4.5%
Chart Industries, Inc.	4.4%
Comerica, Inc.	4.4%
Frontier Communications Parent, Inc.	4.0%
Northwestern Energy Group, Inc.	4.0%
CyberArk Software Ltd.	4.0%
JDE Peet's N.V.	3.9%
Air Lease Corporation	3.5%

Short Sector Weighting (% of net assets)

Value	Value
Currency Contracts	17.6%
Energy	-1.0%
Industrials	-2.6%
Utilities	-4.2%
Technology	-4.4%
Financials	-5.5%
Communications	-10.7%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Monthly Distribution Fund - Class N (DNMDX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/monthlydistribution/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNMDX

Dunham Real Estate Stock Fund

Class A (DAREX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.58%

How did the Fund perform during the reporting period?

The meaningful exposure to data center REITs detracted from Fund performance over the fiscal year. Demand for data centers skyrocketed amid the enthusiasm surrounding artificial intelligence. However, higher financing costs, large upfront capital expenditures, and high expectations weighed on stock prices.

Off-benchmark exposures contributed to positive Fund performance over the fiscal year. The exposure to water resources, commercial real estate, and an American technology real estate marketplace company outweighed the adverse impact from the exposure to casinos over the fiscal year.

The Fund’s underweight exposure to retail and regional mall REITs detracted from Fund Performance. The Sub-Adviser focuses on companies with competitive advantages that it believes can increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Real Estate Stock Fund - Class A	Dunham Real Estate Stock Fund - Class A- with load	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category	Dow Jones Global Select REIT Total Return Net Index
Oct-2015	$10,000	$9,423	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,560	$9,950	$10,451	$10,649	$10,643	$10,182
Oct-2017	$10,917	$10,287	$12,921	$11,632	$11,376	$10,501
Oct-2018	$10,837	$10,211	$13,870	$11,835	$11,528	$10,643
Oct-2019	$13,417	$12,643	$15,857	$14,758	$14,352	$12,775
Oct-2020	$13,380	$12,607	$17,397	$12,587	$11,925	$9,420
Oct-2021	$17,725	$16,702	$24,862	$18,150	$17,806	$13,895
Oct-2022	$11,012	$10,376	$21,230	$14,349	$14,210	$10,768
Oct-2023	$9,767	$9,203	$23,383	$13,326	$13,361	$10,024
Oct-2024	$13,233	$12,469	$32,272	$17,897	$17,927	$12,952
Oct-2025	$12,087	$11,389	$39,196	$17,750	$17,577	$13,227

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund
Class A Without Load	-8.66%	-2.01%	1.91%
Class A With Load	-13.93%	-3.17%	1.31%
Dow Jones Global Select REIT Total Return Net Index	2.13%	7.02%	2.84%
Dow Jones US Real Estate Index	-0.82%	7.12%	5.91%
Morningstar Real Estate Category	-1.95%	8.07%	5.80%
S&P 500® Index	21.45%	17.64%	14.64%

Effective October 1, 2025, the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.  The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$55,784,915
Number of Portfolio Holdings	41
Total Advisory Fee	$457,173
Portfolio Turnover	165%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.9%
Money Market Funds	0.1%
Communications	0.7%
Health Care	1.1%
Collateral for Securities Loaned	20.8%
Real Estate	98.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	10.4%
Prologis, Inc.	6.7%
Digital Realty Trust, Inc.	4.6%
American Healthcare REIT, Inc.	4.5%
Equinix, Inc.	4.2%
Iron Mountain, Inc.	4.1%
Simon Property Group, Inc.	4.1%
UDR, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Kimco Realty Corporation	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective October 1, 2025, PGIM, Inc. (“PGIM”) replaced American Assets Capital Advisors, LLC (“AACA”) as sub-adviser to the Dunham Real Estate Stock Fund. Additionally, effective October 1, 2025 the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.45 bps (0.45%) and can range from 0.05% to 0.85% based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/realestate/ or by calling 1-800-442-4358.

Dunham Real Estate Stock Fund - Class A (DAREX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DAREX

Dunham Real Estate Stock Fund

Class C (DCREX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.34%

How did the Fund perform during the reporting period?

The meaningful exposure to data center REITs detracted from Fund performance over the fiscal year. Demand for data centers skyrocketed amid the enthusiasm surrounding artificial intelligence. However, higher financing costs, large upfront capital expenditures, and high expectations weighed on stock prices.

Off-benchmark exposures contributed to positive Fund performance over the fiscal year. The exposure to water resources, commercial real estate, and an American technology real estate marketplace company outweighed the adverse impact from the exposure to casinos over the fiscal year.

The Fund’s underweight exposure to retail and regional mall REITs detracted from Fund Performance. The Sub-Adviser focuses on companies with competitive advantages that it believes can increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Real Estate Stock Fund - Class C	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category	Dow Jones Global Select REIT Total Return Net Index
Oct-2015	$10,000	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,479	$10,451	$10,649	$10,643	$10,182
Oct-2017	$10,746	$12,921	$11,632	$11,376	$10,501
Oct-2018	$10,585	$13,870	$11,835	$11,528	$10,643
Oct-2019	$13,017	$15,857	$14,758	$14,352	$12,775
Oct-2020	$12,877	$17,397	$12,587	$11,925	$9,420
Oct-2021	$16,933	$24,862	$18,150	$17,806	$13,895
Oct-2022	$10,435	$21,230	$14,349	$14,210	$10,768
Oct-2023	$9,186	$23,383	$13,326	$13,361	$10,024
Oct-2024	$12,357	$32,272	$17,897	$17,927	$12,952
Oct-2025	$11,201	$39,196	$17,750	$17,577	$13,227

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-9.36%	-2.75%	1.14%
Dow Jones Global Select REIT Total Return Net Index	2.13%	7.02%	2.84%
Dow Jones US Real Estate Index	-0.82%	7.12%	5.91%
Morningstar Real Estate Category	-1.95%	8.07%	5.80%
S&P 500® Index	21.45%	17.64%	14.64%

Effective October 1, 2025, the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.  The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$55,784,915
Number of Portfolio Holdings	41
Total Advisory Fee	$457,173
Portfolio Turnover	165%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.9%
Money Market Funds	0.1%
Communications	0.7%
Health Care	1.1%
Collateral for Securities Loaned	20.8%
Real Estate	98.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	10.4%
Prologis, Inc.	6.7%
Digital Realty Trust, Inc.	4.6%
American Healthcare REIT, Inc.	4.5%
Equinix, Inc.	4.2%
Iron Mountain, Inc.	4.1%
Simon Property Group, Inc.	4.1%
UDR, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Kimco Realty Corporation	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective October 1, 2025, PGIM, Inc. (“PGIM”) replaced American Assets Capital Advisors, LLC (“AACA”) as sub-adviser to the Dunham Real Estate Stock Fund. Additionally, effective October 1, 2025 the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.45 bps (0.45%) and can range from 0.05% to 0.85% based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/realestate/ or by calling 1-800-442-4358.

Dunham Real Estate Stock Fund - Class C (DCREX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCREX

Dunham Real Estate Stock Fund

Class N (DNREX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Real Estate Stock Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/realestate/. You can also request this information by contacting us at 1-800-442-4358.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$126	1.32%

How did the Fund perform during the reporting period?

The meaningful exposure to data center REITs detracted from Fund performance over the fiscal year. Demand for data centers skyrocketed amid the enthusiasm surrounding artificial intelligence. However, higher financing costs, large upfront capital expenditures, and high expectations weighed on stock prices.

Off-benchmark exposures contributed to positive Fund performance over the fiscal year. The exposure to water resources, commercial real estate, and an American technology real estate marketplace company outweighed the adverse impact from the exposure to casinos over the fiscal year.

The Fund’s underweight exposure to retail and regional mall REITs detracted from Fund Performance. The Sub-Adviser focuses on companies with competitive advantages that it believes can increase net operating income, independent of what is happening in the economy. Given this bias, the Sub-Adviser gravitates away from cyclical sectors.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Real Estate Stock Fund - Class N	S&P 500® Index	Dow Jones US Real Estate Index	Morningstar Real Estate Category	Dow Jones Global Select REIT Total Return Net Index
Oct-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Oct-2016	$105,830	$104,509	$106,496	$106,427	$101,822
Oct-2017	$109,608	$129,207	$116,322	$113,755	$105,011
Oct-2018	$109,085	$138,699	$118,350	$115,276	$106,426
Oct-2019	$135,441	$158,569	$147,588	$143,518	$127,749
Oct-2020	$135,417	$173,967	$125,872	$119,254	$94,196
Oct-2021	$179,840	$248,623	$181,506	$178,060	$138,950
Oct-2022	$111,945	$212,297	$143,495	$142,099	$107,676
Oct-2023	$99,533	$233,830	$133,269	$133,609	$100,235
Oct-2024	$135,245	$322,725	$178,977	$179,274	$129,517
Oct-2025	$123,829	$391,957	$177,506	$175,772	$132,271

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Real Estate Stock Fund	-8.44%	-1.77%	2.16%
Dow Jones Global Select REIT Total Return Net Index	2.13%	7.02%	2.84%
Dow Jones US Real Estate Index	-0.82%	7.12%	5.91%
Morningstar Real Estate Category	-1.95%	8.07%	5.80%
S&P 500® Index	21.45%	17.64%	14.64%

Effective October 1, 2025, the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index.  The Fund’s Adviser believes the Dow Jones Global Select REIT Total Return Net Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Dow Jones Global Select REIT Total Return Net Index will replace the Dow Jones U.S. Real Estate Total Return Index as the Fund’s primary benchmark in future comparisons.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$55,784,915
Number of Portfolio Holdings	41
Total Advisory Fee	$457,173
Portfolio Turnover	165%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.7%
Money Market Funds	17.3%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-20.9%
Money Market Funds	0.1%
Communications	0.7%
Health Care	1.1%
Collateral for Securities Loaned	20.8%
Real Estate	98.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	10.4%
Prologis, Inc.	6.7%
Digital Realty Trust, Inc.	4.6%
American Healthcare REIT, Inc.	4.5%
Equinix, Inc.	4.2%
Iron Mountain, Inc.	4.1%
Simon Property Group, Inc.	4.1%
UDR, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Kimco Realty Corporation	3.5%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

Effective October 1, 2025, PGIM, Inc. (“PGIM”) replaced American Assets Capital Advisors, LLC (“AACA”) as sub-adviser to the Dunham Real Estate Stock Fund. Additionally, effective October 1, 2025 the Benchmark Index of the Fund is the Dow Jones Global Select REIT Total Return Net Index. The new sub-advisory fee is a fulcrum fee with a base or fulcrum of 0.45 bps (0.45%) and can range from 0.05% to 0.85% based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index. This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s prospectus available on the Fund’s website https://Dunham.onlineprospectus.net/Dunham/realestate/ or by calling 1-800-442-4358.

Dunham Real Estate Stock Fund - Class N (DNREX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/realestate/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNREX

Dunham Small Cap Growth Fund

Class A (DADGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	1.46%

How did the Fund perform during the reporting period?

The exposure to the information technology sector meaningfully detracted from Fund performance over the fiscal year. As artificial intelligence continued to develop and garner increased demand, many related names held in the benchmark index saw increased valuations.

Stock selection, or lack thereof, provided mixed results over the fiscal year. Security selection within information technology greatly detracted from performance over the fiscal year, while avoiding all but three energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials and real estate benefitted Fund Performance. Both the real estate and materials sectors underperformed the benchmark for the fiscal year, so the Sub-Adviser’s underweight allocation contributed to returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Growth Fund - Class A	Dunham Small Cap Growth Fund - Class A- with load	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Oct-2015	$10,000	$9,427	$10,000	$10,000	$10,000
Oct-2016	$9,788	$9,227	$10,451	$9,951	$10,180
Oct-2017	$12,925	$12,185	$12,921	$13,036	$13,281
Oct-2018	$14,960	$14,103	$13,870	$13,574	$14,510
Oct-2019	$15,146	$14,279	$15,857	$14,443	$15,663
Oct-2020	$20,750	$19,561	$17,397	$16,374	$18,553
Oct-2021	$30,902	$29,132	$24,862	$22,670	$27,186
Oct-2022	$19,297	$18,191	$21,230	$16,771	$19,818
Oct-2023	$18,941	$17,856	$23,383	$15,492	$18,627
Oct-2024	$25,079	$23,642	$32,272	$21,144	$25,183
Oct-2025	$28,924	$27,267	$39,196	$25,121	$28,353

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund
Class A Without Load	15.33%	6.87%	11.21%
Class A With Load	8.73%	5.61%	10.55%
Morningstar Small Cap Growth Category	12.59%	8.85%	10.98%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$89,661,778
Number of Portfolio Holdings	107
Total Advisory Fee	$750,307
Portfolio Turnover	153%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Money Market Funds	24.3%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Collateral for Securities Loaned
26.9%
Industrials
25.8%
Technology
23.9%
Health Care
17.3%
Consumer Discretionary
10.7%
Financials
8.1%
Money Market Funds
4.0%
Materials
3.6%
Energy
3.1%
Consumer Staples
2.6%
Communications
1.1%
Liabilities in Excess of Other Assets
-27.1%

Value	Value
Liabilities in Excess of Other Assets	-27.1%
Communications	1.1%
Consumer Staples	2.6%
Energy	3.1%
Materials	3.6%
Money Market Funds	4.0%
Financials	8.1%
Consumer Discretionary	10.7%
Health Care	17.3%
Technology	23.9%
Industrials	25.8%
Collateral for Securities Loaned	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	3.0%
Comfort Systems USA, Inc.	2.2%
Adaptive Biotechnologies Corporation	1.6%
Hexcel Corporation	1.5%
BWX Technologies, Inc.	1.4%
SiTime Corporation	1.4%
Onto Innovation, Inc.	1.4%
Clearwater Analytics Holdings, Inc. - Class A	1.3%
Fulton Financial Corporation	1.3%
Procore Technologies, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Small Cap Growth Fund - Class A (DADGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DADGX

Dunham Small Cap Growth Fund

Class C (DCDGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.22%

How did the Fund perform during the reporting period?

The exposure to the information technology sector meaningfully detracted from Fund performance over the fiscal year. As artificial intelligence continued to develop and garner increased demand, many related names held in the benchmark index saw increased valuations.

Stock selection, or lack thereof, provided mixed results over the fiscal year. Security selection within information technology greatly detracted from performance over the fiscal year, while avoiding all but three energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials and real estate benefitted Fund Performance. Both the real estate and materials sectors underperformed the benchmark for the fiscal year, so the Sub-Adviser’s underweight allocation contributed to returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Growth Fund - Class C	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,718	$10,451	$9,951	$10,180
Oct-2017	$12,735	$12,921	$13,036	$13,281
Oct-2018	$14,633	$13,870	$13,574	$14,510
Oct-2019	$14,699	$15,857	$14,443	$15,663
Oct-2020	$20,000	$17,397	$16,374	$18,553
Oct-2021	$29,556	$24,862	$22,670	$27,186
Oct-2022	$18,328	$21,230	$16,771	$19,818
Oct-2023	$17,856	$23,383	$15,492	$18,627
Oct-2024	$23,438	$32,272	$21,144	$25,183
Oct-2025	$26,845	$39,196	$25,121	$28,353

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	14.54%	6.06%	10.38%
Morningstar Small Cap Growth Category	12.59%	8.85%	10.98%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$89,661,778
Number of Portfolio Holdings	107
Total Advisory Fee	$750,307
Portfolio Turnover	153%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Money Market Funds	24.3%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.1%
Communications	1.1%
Consumer Staples	2.6%
Energy	3.1%
Materials	3.6%
Money Market Funds	4.0%
Financials	8.1%
Consumer Discretionary	10.7%
Health Care	17.3%
Technology	23.9%
Industrials	25.8%
Collateral for Securities Loaned	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	3.0%
Comfort Systems USA, Inc.	2.2%
Adaptive Biotechnologies Corporation	1.6%
Hexcel Corporation	1.5%
BWX Technologies, Inc.	1.4%
SiTime Corporation	1.4%
Onto Innovation, Inc.	1.4%
Clearwater Analytics Holdings, Inc. - Class A	1.3%
Fulton Financial Corporation	1.3%
Procore Technologies, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Small Cap Growth Fund - Class C (DCDGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCDGX

Dunham Small Cap Growth Fund

Class N (DNDGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Growth Fund ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$130	1.21%

How did the Fund perform during the reporting period?

The exposure to the information technology sector meaningfully detracted from Fund performance over the fiscal year. As artificial intelligence continued to develop and garner increased demand, many related names held in the benchmark index saw increased valuations.

Stock selection, or lack thereof, provided mixed results over the fiscal year. Security selection within information technology greatly detracted from performance over the fiscal year, while avoiding all but three energy companies meaningfully contributed to returns.

The Fund’s lack of exposure to materials and real estate benefitted Fund Performance. Both the real estate and materials sectors underperformed the benchmark for the fiscal year, so the Sub-Adviser’s underweight allocation contributed to returns.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Small Cap Growth Fund - Class N	S&P 500® Index	Russell 2000® Growth Index	Morningstar Small Cap Growth Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$98,124	$104,509	$99,511	$101,795
Oct-2017	$129,916	$129,207	$130,356	$132,814
Oct-2018	$150,734	$138,699	$135,742	$145,098
Oct-2019	$152,977	$158,569	$144,431	$156,626
Oct-2020	$210,156	$173,967	$163,738	$185,532
Oct-2021	$313,823	$248,623	$226,702	$271,864
Oct-2022	$196,398	$212,297	$167,708	$198,183
Oct-2023	$193,331	$233,830	$154,916	$186,274
Oct-2024	$256,531	$322,725	$211,445	$251,827
Oct-2025	$296,664	$391,957	$251,213	$283,533

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Growth Fund	15.64%	7.14%	11.49%
Morningstar Small Cap Growth Category	12.59%	8.85%	10.98%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$89,661,778
Number of Portfolio Holdings	107
Total Advisory Fee	$750,307
Portfolio Turnover	153%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.7%
Money Market Funds	24.3%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-27.1%
Communications	1.1%
Consumer Staples	2.6%
Energy	3.1%
Materials	3.6%
Money Market Funds	4.0%
Financials	8.1%
Consumer Discretionary	10.7%
Health Care	17.3%
Technology	23.9%
Industrials	25.8%
Collateral for Securities Loaned	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirion Technologies, Inc.	3.0%
Comfort Systems USA, Inc.	2.2%
Adaptive Biotechnologies Corporation	1.6%
Hexcel Corporation	1.5%
BWX Technologies, Inc.	1.4%
SiTime Corporation	1.4%
Onto Innovation, Inc.	1.4%
Clearwater Analytics Holdings, Inc. - Class A	1.3%
Fulton Financial Corporation	1.3%
Procore Technologies, Inc.	1.3%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Small Cap Growth Fund - Class N (DNDGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://dunham.onlineprospectus.net/Dunham/smallcapgrowth/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNDGX

Dunham Small Cap Value Fund

Class A (DASVX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.41%

How did the Fund perform during the reporting period?

The exposure to “small capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Small-cap value companies, as measured by the Russell 2000 Value Index, returned 9.9 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 21.4 percent over the period. Additionally, when looking at all value stocks across both small and large capitalization companies, small value stocks unperformed large value for the fiscal year.

Stock selection and sector allocation provided mixed results over the fiscal year. The Sub-Adviser’s effective security selection within the energy sector, and relative overweight to the technology sector, positively contributed to relative performance. However, an underweight to the utilities sector and stock picking within the healthcare sector hurt relative Fund performance.

Individual positions that positively/negatively impacted relative Fund performance. Motorcar Parts of America, Inc. (MPAA) (holding weight*: 0.37 percent), positively contributed to Fund performance, as the position gained 223.7 percent over the fiscal year. Vivid Seats, Inc. (SEAT) (holding weight*: 0.08 percent), negatively contributed to Fund performance, as the position lost 84.8 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Value Fund - Class A	Dunham Small Cap Value Fund - Class A- with load	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Oct-2015	$10,000	$9,422	$10,000	$10,000	$10,000
Oct-2016	$10,433	$9,829	$10,451	$10,881	$10,643
Oct-2017	$13,068	$12,312	$12,921	$13,581	$13,275
Oct-2018	$13,078	$12,322	$13,870	$13,500	$13,112
Oct-2019	$13,843	$13,043	$15,857	$13,935	$13,448
Oct-2020	$11,209	$10,561	$17,397	$11,995	$13,499
Oct-2021	$17,687	$16,665	$24,862	$19,708	$22,289
Oct-2022	$16,288	$15,346	$21,230	$17,594	$20,854
Oct-2023	$15,341	$14,454	$23,383	$15,847	$20,362
Oct-2024	$19,463	$18,338	$32,272	$20,881	$26,123
Oct-2025	$20,990	$19,777	$39,196	$22,943	$27,674

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund
Class A Without Load	7.84%	13.37%	7.70%
Class A With Load	1.67%	12.04%	7.06%
Morningstar Small Cap Value Category	5.93%	15.44%	10.72%
Russell 2000® Value Index	9.87%	13.85%	8.66%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$94,951,701
Number of Portfolio Holdings	208
Total Advisory Fee	$893,635
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Money Market Funds	14.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.1%
Consumer Staples	1.0%
Communications	2.9%
Utilities	4.3%
Money Market Funds	4.6%
Real Estate	5.8%
Health Care	6.1%
Consumer Discretionary	7.1%
Energy	7.5%
Materials	9.6%
Technology	10.7%
Collateral for Securities Loaned	11.0%
Financials	18.1%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vimeo, Inc.	1.5%
Teleflex, Inc.	1.2%
Prosperity Bancshares, Inc.	1.1%
National Energy Services Reunited Corporation	1.0%
NCR Voyix Corporation	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Brixmor Property Group, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%
BGC Group, Inc. - Class A	0.9%
Enovis Corporation	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Small Cap Value Fund - Class A (DASVX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DASVX

Dunham Small Cap Value Fund

Class C (DCSVX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.16%

How did the Fund perform during the reporting period?

The exposure to “small capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Small-cap value companies, as measured by the Russell 2000 Value Index, returned 9.9 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 21.4 percent over the period. Additionally, when looking at all value stocks across both small and large capitalization companies, small value stocks unperformed large value for the fiscal year.

Stock selection and sector allocation provided mixed results over the fiscal year. The Sub-Adviser’s effective security selection within the energy sector, and relative overweight to the technology sector, positively contributed to relative performance. However, an underweight to the utilities sector and stock picking within the healthcare sector hurt relative Fund performance.

Individual positions that positively/negatively impacted relative Fund performance. Motorcar Parts of America, Inc. (MPAA) (holding weight*: 0.37 percent), positively contributed to Fund performance, as the position gained 223.7 percent over the fiscal year. Vivid Seats, Inc. (SEAT) (holding weight*: 0.08 percent), negatively contributed to Fund performance, as the position lost 84.8 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dunham Small Cap Value Fund - Class C	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,353	$10,451	$10,881	$10,643
Oct-2017	$12,867	$12,921	$13,581	$13,275
Oct-2018	$12,786	$13,870	$13,500	$13,112
Oct-2019	$13,434	$15,857	$13,935	$13,448
Oct-2020	$10,792	$17,397	$11,995	$13,499
Oct-2021	$16,895	$24,862	$19,708	$22,289
Oct-2022	$15,452	$21,230	$17,594	$20,854
Oct-2023	$14,443	$23,383	$15,847	$20,362
Oct-2024	$18,188	$32,272	$20,881	$26,123
Oct-2025	$19,465	$39,196	$22,943	$27,674

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	7.02%	12.52%	6.89%
Morningstar Small Cap Value Category	5.93%	15.44%	10.72%
Russell 2000® Value Index	9.87%	13.85%	8.66%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$94,951,701
Number of Portfolio Holdings	208
Total Advisory Fee	$893,635
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Money Market Funds	14.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.1%
Consumer Staples	1.0%
Communications	2.9%
Utilities	4.3%
Money Market Funds	4.6%
Real Estate	5.8%
Health Care	6.1%
Consumer Discretionary	7.1%
Energy	7.5%
Materials	9.6%
Technology	10.7%
Collateral for Securities Loaned	11.0%
Financials	18.1%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vimeo, Inc.	1.5%
Teleflex, Inc.	1.2%
Prosperity Bancshares, Inc.	1.1%
National Energy Services Reunited Corporation	1.0%
NCR Voyix Corporation	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Brixmor Property Group, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%
BGC Group, Inc. - Class A	0.9%
Enovis Corporation	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Small Cap Value Fund - Class C (DCSVX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCSVX

Dunham Small Cap Value Fund

Class N (DNSVX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham Small Cap Value Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.16%

How did the Fund perform during the reporting period?

The exposure to “small capitalization” stocks with a “value” style generally detracted from performance relative to the overall market during the fiscal year. Small-cap value companies, as measured by the Russell 2000 Value Index, returned 9.9 percent over the fiscal year. However, this performance trailed the broader US equity markets represented by the S&P 500 Index, which returned 21.4 percent over the period. Additionally, when looking at all value stocks across both small and large capitalization companies, small value stocks unperformed large value for the fiscal year.

Stock selection and sector allocation provided mixed results over the fiscal year. The Sub-Adviser’s effective security selection within the energy sector, and relative overweight to the technology sector, positively contributed to relative performance. However, an underweight to the utilities sector and stock picking within the healthcare sector hurt relative Fund performance.

Individual positions that positively/negatively impacted relative Fund performance. Motorcar Parts of America, Inc. (MPAA) (holding weight*: 0.37 percent), positively contributed to Fund performance, as the position gained 223.7 percent over the fiscal year. Vivid Seats, Inc. (SEAT) (holding weight*: 0.08 percent), negatively contributed to Fund performance, as the position lost 84.8 percent over the fiscal year.

* Holdings percentage(s) of total investments, cash and unsettled trades excluding collateral for securities loaned as of 10/31/2025.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

	Dunham Small Cap Value Fund - Class N	S&P 500® Index	Russell 2000® Value Index	Morningstar Small Cap Value Category
Oct-2015	$100,000	$100,000	$100,000	$100,000
Oct-2016	$104,578	$104,509	$108,812	$106,429
Oct-2017	$131,371	$129,207	$135,807	$132,752
Oct-2018	$131,781	$138,699	$135,004	$131,116
Oct-2019	$139,879	$158,569	$139,351	$134,480
Oct-2020	$113,562	$173,967	$119,952	$134,992
Oct-2021	$179,608	$248,623	$197,079	$222,886
Oct-2022	$165,869	$212,297	$175,937	$208,539
Oct-2023	$156,559	$233,830	$158,467	$203,618
Oct-2024	$199,135	$322,725	$208,811	$261,234
Oct-2025	$215,296	$391,957	$229,430	$276,736

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	5 Years	10 Years
Dunham Small Cap Value Fund	8.12%	13.65%	7.97%
Morningstar Small Cap Value Category	5.93%	15.44%	10.72%
Russell 2000® Value Index	9.87%	13.85%	8.66%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$94,951,701
Number of Portfolio Holdings	208
Total Advisory Fee	$893,635
Portfolio Turnover	106%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.0%
Money Market Funds	14.0%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-11.1%
Consumer Staples	1.0%
Communications	2.9%
Utilities	4.3%
Money Market Funds	4.6%
Real Estate	5.8%
Health Care	6.1%
Consumer Discretionary	7.1%
Energy	7.5%
Materials	9.6%
Technology	10.7%
Collateral for Securities Loaned	11.0%
Financials	18.1%
Industrials	22.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vimeo, Inc.	1.5%
Teleflex, Inc.	1.2%
Prosperity Bancshares, Inc.	1.1%
National Energy Services Reunited Corporation	1.0%
NCR Voyix Corporation	1.0%
Silicon Motion Technology Corporation - ADR	1.0%
Brixmor Property Group, Inc.	0.9%
Enterprise Financial Services Corporation	0.9%
BGC Group, Inc. - Class A	0.9%
Enovis Corporation	0.9%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham Small Cap Value Fund - Class N (DNSVX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/smallcapvalue/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNSVX

Dunham U.S. Enhanced Market Fund

Class A (DASPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$170	1.54%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, positively contributed to Fund performance. Average portfolio sensitivity for the trailing year was 1.08, above the baseline 1.0, which was a positive relative contributor to performance as the S&P 500 Index rallied over the fiscal year.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the fiscal year. Option prices were positively impacted by increases in implied volatility, along with a decrease in the implied dividend yield, and falling interest rates and time decay detracted value.

The fixed income exposure contributed slightly to positive Fund performance. Overall interest rate exposure was a positive contributor to performance. The Sub-Adviser continues to actively manage targeted portfolio duration to be cautious, and while the Sub-Adviser has raised duration to maintain its target duration, the Fund remains short duration relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dunham U.S. Enhanced Market Fund - Class A	Dunham U.S. Enhanced Market Fund - Class A- with load	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$10,000	$9,550	$10,000	$10,000
Oct-2023	$9,900	$9,454	$10,143	$9,667
Oct-2024	$13,793	$13,172	$13,999	$11,503
Oct-2025	$16,722	$15,969	$17,002	$12,854

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund
Class A Without Load	21.23%	22.82%
Class A With Load	15.78%	20.58%
Morningstar Global Moderately Conservative Allocation Category	11.75%	10.56%
S&P 500® Index	21.45%	23.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$128,825,500
Number of Portfolio Holdings	11
Total Advisory Fee	$1,241,034
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.3%
Purchased Options	40.9%
U.S. Government & Agencies	51.8%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	40.8%
Money Market Funds	7.3%
U.S. Treasury Obligations	51.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 01/31/30	23.2%
United States Treasury Bill, –%, 12/02/25	20.9%
United States Treasury Bill, –%, 11/04/25	19.4%
S&P 500 INDEX, 06/11/29	17.7%
United States Treasury Note, 1.2500%, 09/30/28	11.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham U.S. Enhanced Market Fund - Class A (DASPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DASPX

Dunham U.S. Enhanced Market Fund

Class C (DCSPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.28%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, positively contributed to Fund performance. Average portfolio sensitivity for the trailing year was 1.08, above the baseline 1.0, which was a positive relative contributor to performance as the S&P 500 Index rallied over the fiscal year.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the fiscal year. Option prices were positively impacted by increases in implied volatility, along with a decrease in the implied dividend yield, and falling interest rates and time decay detracted value.

The fixed income exposure contributed slightly to positive Fund performance. Overall interest rate exposure was a positive contributor to performance. The Sub-Adviser continues to actively manage targeted portfolio duration to be cautious, and while the Sub-Adviser has raised duration to maintain its target duration, the Fund remains short duration relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dunham U.S. Enhanced Market Fund - Class C	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$10,000	$10,000	$10,000
Oct-2023	$9,864	$10,143	$9,667
Oct-2024	$13,646	$13,999	$11,503
Oct-2025	$16,402	$17,002	$12,854

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	20.20%	21.87%
Morningstar Global Moderately Conservative Allocation Category	11.75%	10.56%
S&P 500® Index	21.45%	23.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$128,825,500
Number of Portfolio Holdings	11
Total Advisory Fee	$1,241,034
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.3%
Purchased Options	40.9%
U.S. Government & Agencies	51.8%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	40.8%
Money Market Funds	7.3%
U.S. Treasury Obligations	51.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 01/31/30	23.2%
United States Treasury Bill, –%, 12/02/25	20.9%
United States Treasury Bill, –%, 11/04/25	19.4%
S&P 500 INDEX, 06/11/29	17.7%
United States Treasury Note, 1.2500%, 09/30/28	11.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham U.S. Enhanced Market Fund - Class C (DCSPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DCSPX

Dunham U.S. Enhanced Market Fund

Class N (DNSPX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dunham U.S. Enhanced Market Fund ("Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/. You can also request this information by contacting us at 1-800-442-4358.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$142	1.28%

How did the Fund perform during the reporting period?

The Fund’s higher sensitivity to the benchmark index, as measured by Delta, positively contributed to Fund performance. Average portfolio sensitivity for the trailing year was 1.08, above the baseline 1.0, which was a positive relative contributor to performance as the S&P 500 Index rallied over the fiscal year.

The option exposure within the Fund was the most meaningful contributor to positive Fund performance over the fiscal year. Option prices were positively impacted by increases in implied volatility, along with a decrease in the implied dividend yield, and falling interest rates and time decay detracted value.

The fixed income exposure contributed slightly to positive Fund performance. Overall interest rate exposure was a positive contributor to performance. The Sub-Adviser continues to actively manage targeted portfolio duration to be cautious, and while the Sub-Adviser has raised duration to maintain its target duration, the Fund remains short duration relative to the benchmark.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Dunham U.S. Enhanced Market Fund - Class N	S&P 500® Index	Morningstar Global Moderately Conservative Allocation Category
May-2023	$100,000	$100,000	$100,000
Oct-2023	$99,143	$101,427	$96,671
Oct-2024	$138,500	$139,987	$115,028
Oct-2025	$168,237	$170,018	$128,536

Calculations assume the reinvestment of dividends and capital gains, if any.

Average Annual Total Returns ( As of October 31, 2025)

	1 Year	Since Inception (May 1, 2023)
Dunham U.S. Enhanced Market Fund	21.47%	23.12%
Morningstar Global Moderately Conservative Allocation Category	11.75%	10.56%
S&P 500® Index	21.45%	23.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.dunham.com for more recent performance information.

Key Fund Statistics ( As of October 31, 2025)

Total Net Assets	$128,825,500
Number of Portfolio Holdings	11
Total Advisory Fee	$1,241,034
Portfolio Turnover	39%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.3%
Purchased Options	40.9%
U.S. Government & Agencies	51.8%

What did the Fund invest in? (As of October 31, 2025)

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	40.8%
Money Market Funds	7.3%
U.S. Treasury Obligations	51.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
S&P 500 INDEX, 01/31/30	23.2%
United States Treasury Bill, –%, 12/02/25	20.9%
United States Treasury Bill, –%, 11/04/25	19.4%
S&P 500 INDEX, 06/11/29	17.7%
United States Treasury Note, 1.2500%, 09/30/28	11.6%

Holdings, Sector Weightings and/ or Asset Weightings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dunham U.S. Enhanced Market Fund - Class N (DNSPX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://Dunham.onlineprospectus.net/Dunham/usenhancedmarket/ ) or by calling 1-800-442-4358, including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Funds Distributed by Dunham & Associates Investment Counsel, Inc., a Registered Investment Adviser and Broker/Dealer. Member FINRA / SIPC.

TSR-AR 103125-DNSPX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Michael Torvinen is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Torvinen is independent for purposes of this Item 3.

(a)(2) Not Applicable

(a)(3) Not Applicable

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FY 2025	$216,000
FY 2024	$206,250

(b)	Audit-Related Fees There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

FY 2025	$0
FY 2024	$0

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FY 2025	$47,250
FY 2024	$45,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, $0 and $0 respectively.

	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

This report is for the information of shareholders of the Dunham Funds. It may also be used as sales literature when preceded by or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing. For this and other information about the Dunham Funds, contact your financial advisor or call Client Services at (800) 442-4358.

Bond Funds
Dunham Corporate/Government Bond Fund
Dunham Floating Rate Bond Fund
Dunham High-Yield Bond Fund
Dunham International Opportunity Bond Fund

U.S. Value Funds
Dunham Large Cap Value Fund
Dunham Small Cap Value Fund

U.S. Growth Funds
Dunham Focused Large Cap Growth Fund
Dunham Small Cap Growth Fund

International Equity Funds
Dunham Emerging Markets Stock Fund
Dunham International Stock Fund

Alternative Funds
Dunham Dynamic Macro Fund
Dunham Long/Short Credit Fund
Dunham Monthly Distribution Fund
Dunham Real Estate Stock Fund
Dunham U.S. Enhanced Market Fund

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309 San Diego, CA 92191 (800) 442-4358

The financial statements contained herein are submitted for the general information of the shareholders of the Funds. PROSPECTIVE PURCHASERS OF THE FUNDS SHOULD CONSIDER CAREFULLY THE INFORMATION SET FORTH HEREIN AND THE APPLICABLE FUND’S PROSPECTUS.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 1.0%
	FIXED INCOME - 1.0%
31,535	SPDR Bloomberg High Yield Bond ETF(a)			$3,071,194

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,051,011)			3,071,194

Principal Amount ($)		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 25.1%
	AUTO LOAN — 4.4%
481,735	ACM Auto Trust Series 2025-2A A(b)	5.5500	06/20/28	480,300
595,000	American Credit Acceptance Receivables Trust Series 1 C(b)	5.0900	08/12/31	599,224
446,000	Arivo Acceptance Auto Loan Receivables Trust Series 1A B(b)	6.8700	06/17/30	456,420
556,000	Avis Budget Rental Car Funding AESOP, LLC Series 2A D(b)	7.4300	10/20/28	565,566
465,000	Bridgecrest Lending Auto Securitization Trust Series 1 C	5.1500	12/17/29	466,824
560,000	Bridgecrest Lending Auto Securitization Trust Series 2 D	5.6200	03/17/31	564,350
705,000	Carmax Select Receivables Trust Series 2025-B C	4.8300	06/16/31	704,117
755,000	Carvana Auto Receivables Trust Series 2021-P3 B	1.4200	08/10/27	737,243
22,376	Carvana Auto Receivables Trust Series 2021-N1 C	1.3000	01/10/28	21,992
29,527	Carvana Auto Receivables Trust Series 2021-N2 C	1.0700	03/10/28	28,789
330,000	Carvana Auto Receivables Trust Series 2023-N4 C(b)	6.5900	02/11/30	338,098
495,000	Carvana Auto Receivables Trust Series 2024-N1 B(b)	5.6300	05/10/30	500,180
675,000	Consumer Portfolio Services Auto Trust Series 2025-B C(b)	5.1200	07/15/31	678,221
430,000	CPS Auto Receivables Trust Series 2024-A C(b)	5.7400	04/15/30	433,222
302,000	Credit Acceptance Auto Loan Trust Series 1A A(b)	5.6800	03/15/34	304,751
195,000	DT Auto Owner Trust Series 2023-3A C(b)	6.4000	05/15/29	196,996
700,000	Exeter Automobile Receivables Trust Series 2025-4 B	4.4000	05/15/30	701,104
62,200	FHF Trust Series 2023-1A A2(b)	6.5700	06/15/28	62,475
540,030	FinBe USA Trust Series 2025-1A A(b)	5.7000	12/15/28	539,755
330,000	Flagship Credit Auto Trust Series 2024-1 C(b)	5.7900	02/15/30	326,402
565,000	GLS Auto Receivables Issuer Trust Series 2021-3A E(b)	3.2000	10/16/28	558,046
339,000	LAD Auto Receivables Trust Series 2023-4A C(b)	6.7600	03/15/29	348,966
21,443	Lendbuzz Securitization Trust Series 2022-1A A(b)	4.2200	05/17/27	21,418
221,110	Lendbuzz Securitization Trust Series 2024-2A A2(b)	5.9900	05/15/29	222,210
120,168	Merchants Fleet Funding, LLC Series 1A A(b)	7.2100	05/20/36	120,821
140,000	OneMain Direct Auto Receivables Trust Series 2021-1A B(b)	1.2600	07/14/28	139,078
506,000	Prestige Auto Receivables Trust Series 2025-1A C(b)	5.5200	02/15/30	510,961

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	AUTO LOAN — 4.4% (Continued)
76,716	Santander Drive Auto Receivables Trust Series 2022-5 C		4.7400	10/15/28	$76,767
276,000	SBNA Auto Receivables Trust Series 2024-A C(b)		5.5900	01/15/30	280,809
337,273	United Auto Credit Securitization Trust Series 2022-2 D(b)		6.8400	01/10/28	338,036
590,000	Veros Auto Receivables Trust Series 2025-1 B(b)		5.5400	07/16/29	593,358
446,000	Westlake Automobile Receivables Trust Series 1A B(b)		5.5500	11/15/27	448,354
900,000	Westlake Automobile Receivables Trust Series 2025-3A A3(b)		4.2200	06/15/29	899,842
515,000	Westlake Automobile Receivables Trust Series 2024-2A B(b)		5.6200	03/15/30	520,191
					13,784,886
	COLLATERALIZED LOAN OBLIGATION — 0.4%
515,000	GoldenTree Loan Management US CLO 1 Ltd. Series 9A AR(b),(c)	TSFR3M + 1.500%	5.3840	04/20/37	516,951
649,741	UPX HIL 2025-1 Issuer Trust Series 1 A(b)		5.1600	01/25/47	651,933
					1,168,884
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
441,716	A&D Mortgage Trust Series 2023-NQM3 A1(b),(d)		6.7330	07/25/68	445,370
567,964	A&D Mortgage Trust Series 2025-NQM2 A1(b),(e)		5.7900	06/25/70	572,693
44,710	Angel Oak Mortgage Trust Series 2020-R1 A2(b),(e)		1.2470	04/25/53	42,586
418,752	Angel Oak Mortgage Trust Series 2021-8 A1(b),(e)		1.8200	11/25/66	376,280
633,357	Angel Oak Mortgage Trust Series 2022-5 A1(b),(d)		4.5000	05/25/67	630,022
758,588	Angel Oak Mortgage Trust Series 2023-1 A1(b),(d)		4.7500	09/26/67	755,173
232,096	Arroyo Mortgage Trust Series 2019-1 A1(b),(e)		3.8050	01/25/49	226,606
53,134	Arroyo Mortgage Trust Series 2019-2 A1(b),(e)		3.3470	04/25/49	51,800
770,000	Arroyo Mortgage Trust Series 2020-1 A3(b)		3.3280	03/25/55	710,868
102,525	Bunker Hill Loan Depositary Trust Series 2019-2 A1(b),(d)		2.8790	07/25/49	100,635
640,957	CIM TRUST Series 2022-R2 A1(b),(e)		3.7500	12/25/61	613,153
345,587	Citigroup Mortgage Loan Trust Series 2025-INV1 A2(b),(e)		6.0000	01/25/55	350,824
451,357	Citigroup Mortgage Loan Trust Series 2019-RP1(b),(e)		3.5000	01/25/66	443,486
960,266	COLT Mortgage Loan Trust Series 2022-5 A1(b),(e)		4.5500	04/25/67	960,271
606,660	COOPR Residential Mortgage Trust Series 2025-CES2 A1A(b),(d)		5.5020	06/25/60	612,147
374,599	CSMC Trust Series 2020-RPL4 A1(b),(e)		2.0000	01/25/60	340,512
96,830	CSMC Trust Series 2020-NQM1 A1(b),(d)		2.2080	05/25/65	92,832
725,602	Deephaven Residential Mortgage Trust Series 2022-1 A1(b),(e)		2.2050	01/25/67	671,706
320,987	EFMT Series 2025-CES4 A1(b),(d)		5.4310	06/25/60	323,175
734,064	EFMT Series 2025-NQM2 A1(b),(d)		5.5960	06/25/70	740,119
171,275	Ellington Financial Mortgage Trust Series 2019-2 A3(b),(e)		3.0460	11/25/59	166,281

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4% (Continued)
18,189	Flagstar Mortgage Trust Series 2017-1 1A3(b),(e)	3.5000	03/25/47	$16,867
319,123	Foundation Finance Trust Series 2024-2A A(b)	4.6000	03/15/50	319,912
5,923	Galton Funding Mortgage Trust Series 2018-1 A23(b),(e)	3.5000	11/25/57	5,416
202,720	Imperial Fund Mortgage Trust Series 2022-NQM3 A1(b),(d)	4.3800	05/25/67	202,136
5,537	JP Morgan Mortgage Trust Series 2017-5 A1(b),(e)	4.9670	12/15/47	5,591
614,508	JP Morgan Mortgage Trust Series 2017-4 A3(b),(e)	3.5000	11/25/48	560,348
277,097	JP Morgan Mortgage Trust Series 2025-CES1 A1(b),(e)	5.6660	05/25/55	279,257
439,689	JP Morgan Mortgage Trust Series 2025-NQM2 A1(b),(e)	5.5670	09/25/65	443,023
323,621	JP Morgan Seasoned Mortgage Trust Series 2024-1 A4(b),(e)	4.4150	10/25/54	318,678
330,000	LHOME Mortgage Trust Series 2024-RTL1 A1(b),(d)	7.0170	01/25/29	331,871
425,000	LHOME Mortgage Trust Series 2024-RTL4 A1(b),(d)	5.9210	07/25/39	427,338
100,000	Metlife Securitization Trust Series 2017-1A M1(b),(e)	3.4110	04/25/55	91,727
15,702	Metlife Securitization Trust Series 2019-1A A1A(b),(e)	3.7500	04/25/58	15,520
635,635	MFA Trust Series 2022-INV2 A1(b),(d)	4.9500	07/25/57	634,333
790,968	MFA Trust Series 2023-INV2 A1(b),(d)	6.7750	10/25/58	798,398
94,006	MFA Trust Series 2020-NQM3 A1(b),(e)	1.0140	01/26/65	89,540
786,078	MFA Trust Series 2022-INV1 A1(b),(d)	3.9070	04/25/66	775,276
597,551	MFA Trust Series 2022-NQM2 A1(b),(d)	4.0000	05/25/67	592,255
988,274	MFA Trust Series 2024-NQM2 A1(b),(d)	5.2720	08/25/69	989,216
199,462	Mill City Mortgage Loan Trust Series 2019-GS2 A1(b),(e)	2.7500	08/25/59	194,242
199,632	Mill City Mortgage Loan Trust Series 2019-1 M2(b),(e)	3.5000	10/25/69	185,978
369,801	New Residential Mortgage Loan Trust Series 2016-4A A1(b),(e)	3.7500	11/25/56	356,318
502,652	New Residential Mortgage Loan Trust Series 2017-2A A3(b),(e)	4.0000	03/25/57	489,262
352,361	New Residential Mortgage Loan Trust Series 2018-1A A1A(b),(e)	4.0000	12/25/57	345,069
21,489	New Residential Mortgage Loan Trust Series 2021-NQ2R A1(b),(e)	0.9410	09/25/58	20,591
598,129	New Residential Mortgage Loan Trust Series 2022-NQM2 A1(b),(e)	3.0790	03/27/62	569,838
228,288	New Residential Mortgage Loan Trust Series 2024-NQM3 A1(b),(d)	5.4660	11/25/64	230,520
501,685	NYMT Loan Trust Series 2022-CP1 A1(b)	2.0420	07/25/61	474,665
357,638	NYMT Loan Trust Series 2024-CP1 A1(b)	3.7500	02/25/68	334,528
274,451	OBX Trust Series 2024-HYB2 A1(b),(e)	3.6880	04/25/53	270,721
197,602	OBX Trust Series 2022-NQM1 A1(b),(e)	2.3050	11/25/61	179,220
530,507	OBX Trust Series 2023-NQM9 A1(b),(d)	7.1590	10/25/63	538,672
245,549	OBX Trust Series 2024-NQM9 A1(b),(d)	6.0300	01/25/64	248,961
18,557	Palisades Mortgage Loan Trust Series 2021-RTL1 A1(b),(d)	3.4870	06/25/26	18,514

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4% (Continued)
907,560	PMT Loan Trust Series INV7 A7(b),(e)		6.0000	06/25/56	$921,441
357,610	PMT Loan Trust Series 2024-INV1 A2(b),(e)		6.0000	10/25/59	363,813
191,755	PMT Loan Trust Series 2024-INV2 A1(b),(e)		6.0000	12/25/59	194,661
378,098	PRET Trust Series 2025-NPL1 A1(b),(d)		6.0630	02/25/55	379,601
1,288,000	PRKCM Trust Series 2022-AFC1 A1A(b),(e)		4.1000	04/25/57	1,283,683
366,035	RCKT Mortgage Trust Series 2023-CES1 A1A(b),(e)		6.5150	06/25/43	368,023
542,266	RCKT Mortgage Trust Series 2023-CES2 A1A(b),(e)		6.8080	09/25/43	547,971
574,369	RCKT Mortgage Trust Series 2024-CES3 A1A(b),(e)		6.5910	05/25/44	582,814
44,260	RCKT Mortgage Trust Series 2020-1 A1(b),(e)		3.0000	02/25/50	38,545
6,634	Residential Mortgage Loan Trust Series 2020-1 A1(b),(e)		2.3760	01/26/60	6,595
47,694	Starwood Mortgage Residential Trust Series 2020-1 A1(b),(e)		2.2750	02/25/50	45,922
688,612	Starwood Mortgage Residential Trust Series 2021-5 A2(b),(e)		2.1780	09/25/66	607,552
265,000	Towd Point Mortgage Trust Series 2019-HY2 M1(b),(c)	TSFR1M + 1.714%	5.7060	05/25/58	265,825
365,000	Towd Point Mortgage Trust Series 2021-1 A2(b),(e)		2.7500	11/25/61	315,533
450,497	Towd Point Mortgage Trust Series 2024-1 A1(b),(e)		4.8760	03/25/64	462,060
1,176,398	Verus Securitization Trust Series 2023-1 A1(b),(d)		5.8500	12/25/67	1,175,481
558,449	Verus Securitization Trust Series 2023-8 A1(b),(d)		6.2590	12/25/68	564,069
135,894	Wells Fargo Mortgage Backed Securities Series 2020-4 A1(b),(e)		3.0000	07/25/50	119,009
					28,822,938
	CREDIT CARD — 0.1%
430,000	Mercury Financial Credit Card Master Trust Series 2A A(b)		6.5600	07/20/29	432,679

	HOME EQUITY — 0.3%
500,000	Santander Mortgage Asset Receivable Trust Series CES1 A1A(b),(d)		5.0360	09/25/55	500,453
450,000	Towd Point Mortgage Trust Series 2025-CES4 A1A(b),(d)		5.0910	10/25/65	451,002
					951,455
	NON AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6%
610,000	ALA Trust Series 2025-OANA A(b),(c)	TSFR1M + 1.743%	5.7760	06/15/30	613,303
520,000	BBCMS Mortgage Trust Series 2018-TALL(b),(c)	TSFR1M + 0.919%	4.9520	03/15/37	491,027
613,000	BBCMS Trust Series 2018-CBM A(b),(c)	TSFR1M + 1.297%	5.3300	07/15/37	598,828
774,961	BX Commercial Mortgage Trust Series 2024-XL5 A(b),(c)	TSFR1M + 1.392%	5.4240	03/15/41	776,268
510,000	BX Trust Series 2022-CLS A(b)		5.7600	10/13/27	513,870
423,349	BX Trust Series 2025-ROIC C(b),(c)	TSFR1M + 1.543%	5.5750	03/15/30	422,554
805,000	BX Trust Series 2019-OC11 B(b)		3.6050	12/09/41	768,462

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	NON AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6% (Continued)
410,000	BX Trust Series 2019-OC11 D(b),(e)		4.0750	12/09/41	$388,738
665,000	CENT Series 2025-CITY A(b),(e)		4.9200	07/10/40	673,884
367,000	ELM Trust Series 2024-ELM A10(b),(e)		5.8010	06/10/27	370,627
510,000	Exeter Automobile Receivables Trust Series 2024-5A B		4.9800	04/16/29	509,663
450,000	Extended Stay America Trust Series 2025-ESH A(b),(c)	TSFR1M + 1.300%	5.4500	10/15/42	451,468
510,000	Fashion Show Mall, LLC Series SHOW A(b),(e)		5.1040	10/10/29	517,540
320,000	Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU A(b),(c)	TSFR1M + 1.450%	5.4820	12/15/39	320,818
820,000	Houston Galleria Mall Trust Series 2025-HGLR A(b),(e)		5.4620	02/05/45	852,631
1,095,000	Hudson Yards Mortgage Trust Series 2025-SPRL A(b),(e)		5.4670	01/13/40	1,134,199
570,000	JP Morgan Chase Commercial Mortgage Securities Series OMNI A(b),(e)		5.7970	10/05/39	580,241
325,000	MIRA Trust Series 2023-Mile A(b)		6.7550	06/06/28	338,021
880,000	MSSG Trust Series 2017-237P A(b)		3.3970	09/13/39	837,976
470,000	NY Commercial Mortgage Trust Series 2025-299P A(b),(e)		5.6640	02/10/47	494,409
800,000	NYC Commercial Mortgage Trust Series 2025-300P A(b)		4.8790	07/13/42	804,052
679,661	RCKT Mortgage Trust Series 2025-CES5 A1A(b),(d)		5.6870	06/25/55	687,915
560,000	RFR Trust Series 2025-SGRM A(b),(e)		5.3790	03/11/29	572,584
170,000	ROCK Trust Series 2024-CNTR A(b)		5.3880	11/13/41	174,564
450,000	ROCK Trust Series 2024-CNTR C(b)		6.4710	11/13/41	468,339
					14,361,981
	OTHER ABS — 5.4%
67,028	ACHV A.B.S TRUST Series 2024-1PL A(b)		5.9000	04/25/31	67,595
43,846	Affirm Asset Securitization Trust Series 2024-X2 A(b)		5.2200	12/17/29	43,875
287,954	Affirm Asset Securitization Trust Series 2025-X1 A(b)		5.0800	04/15/30	288,544
600,000	Amur Equipment Finance Receivables XV, LLC Series 1A D(b)		5.6800	08/20/32	610,645
30,579	Aqua Finance Trust Series 2019-A A(b)		3.1400	07/16/40	29,831
118,370	Aqua Finance Trust Series 2019-A C(b)		4.0100	07/16/40	116,014
194,302	Aqua Finance Trust Series 2020-AA B(b)		2.7900	07/17/46	186,151
510,000	Aqua Finance Trust Series 2024-A B(b)		5.0600	04/18/50	514,931
426,453	Castlelake Aircraft Structured Trust Series 2025-1A A(b)		5.7830	02/15/50	434,138
465,000	CCG Receivables Trust Series 2024-1 B(b)		5.0800	03/15/32	473,737
102,714	CF Hippolyta, LLC Series 2020-1 A1(b)		1.6900	07/15/60	88,413
670,000	Commercial Equipment Finance, LLC Series 2025-1A A(b)		4.8300	05/15/31	670,000
100,000	Corevest American Finance Trust Series 2019-3 C(b)		3.2650	10/15/52	94,503
101,027	Dext A.B.S, LLC Series 2023-1 A2(b)		5.9900	03/15/32	101,494

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	OTHER ABS — 5.4% (Continued)
163,898	Elara HGV Timeshare Issuer, LLC Series 2023-A A(b)		6.1600	02/25/38	$169,490
130,000	FirstKey Homes Trust Series 2021-SFR1 D(b)		2.1890	08/17/28	127,037
208,927	Foundation Finance Trust Series 2023-2A A(b)		6.5300	06/15/49	217,929
198,776	Hilton Grand Vacations Trust Series 2024-2A A(b)		5.5000	03/25/38	203,027
34,884	HIN Timeshare Trust Series 2020-A C(b)		3.4200	10/09/39	34,201
406,905	HINNT, LLC Series 2025-A B(b)		5.4500	03/15/44	411,334
128,050	Jersey Mike’s Funding Series 2019-1A A2(b)		4.4330	02/15/50	127,719
422,875	Jersey Mike’s Funding, LLC Series 1A A2(b)		5.6360	02/15/55	429,870
740,000	Mariner Finance Issuance Trust Series 2025-AA A(b)		4.9800	05/20/38	746,624
550,000	MetroNet Infrastructure Issuer, LLC Series 2A A2(b)		5.4000	08/20/55	557,176
800,000	MMP Capital, LLC Series 2025-A B(b)		5.7200	12/15/31	815,872
23,085	MVW, LLC Series 2020-1A A(b)		1.7400	10/20/37	22,609
148,051	MVW, LLC Series 2023-1A B(b)		5.4200	10/20/40	150,027
570,000	NMEF Funding, LLC Series 2025-A B(b)		5.1800	04/25/32	576,429
765,000	Octane Receivables Trust Series 2025-1A A2(b)		4.2500	02/20/31	764,386
630,000	Onemain Financial Issuance Trust Series 2025-1A B(b)		5.0500	07/14/38	638,192
300,000	Oportun Funding, LLC Series A A(b)		5.0100	02/08/33	300,039
254,285	Oportun Issuance Trust Series 2021-C A(b)		2.1800	10/08/31	249,510
435,000	PEAC Solutions Receivables, LLC Series 2024-1A B(b)		5.7900	11/20/30	446,653
198,348	PowerPay Issuance Trust Series 2024-1A A(b)		6.5300	02/18/39	204,448
265,000	Progress Residential Series 2021-SFR3 D(b)		2.2880	05/17/26	262,308
480,000	Purchasing Power Funding Series A B(b)		6.4300	08/15/28	483,531
670,000	Reach A.B.S Trust Series 2025-2A B(b)		5.1200	08/18/32	674,982
515,000	Regional Management Issuance Trust Series 2 A(b)		5.1100	12/15/33	518,728
680,000	Scalelogix Abs Us Issuer, LLC Series 1A A2(b)		5.6730	07/25/55	674,280
102,382	Sierra Timeshare Receivables Funding, LLC Series 2023-2A B(b)		6.2800	04/20/40	104,280
301,232	SoFi Consumer Loan Program Trust Series 2025-1 A(b)		4.8000	02/27/34	301,819
314,585	STAR Trust Series 2025-SFR5 A(b),(c)	TSFR1M + 1.450%	5.4830	02/17/42	314,919
750,000	Taco Bell Funding, LLC Series 1A A2I(b)		4.8210	08/25/55	747,741
200,000	Tricon American Homes Trust Series 2020-SFR2 D(b)		2.2810	11/17/27	188,982
160,000	Tricon Residential Trust Series 2021-SFR1 B(b)		2.2440	07/17/38	157,269
446,625	TSC SPV Funding, LLC Series 1A A2(b)		6.2910	08/20/54	453,053
630,000	Upstart Securitization Trust Series 2025-2 A2(b)		5.2200	06/20/35	631,821
					16,426,156

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 25.1% (Continued)
	RESIDENTIAL MORTGAGE — 0.5%
55,017	AJAX Mortgage Loan Trust Series 2019-D A1(b),(d)		2.9560	09/25/65	$53,272
135,000	Towd Point Mortgage Trust Series 2016-4 B1(b),(e)		3.9670	07/25/56	131,718
115,000	Towd Point Mortgage Trust Series 2017-1 M1(b),(e)		3.7500	10/25/56	113,411
590,000	Towd Point Mortgage Trust Series 2017-4 A2(b),(e)		3.0000	06/25/57	561,577
300,000	Towd Point Mortgage Trust Series 2018-6 A2(b),(e)		3.7500	03/25/58	278,672
255,000	Towd Point Mortgage Trust Series 2019-2 A2(b),(e)		3.7500	12/25/58	232,633
235,000	Towd Point Mortgage Trust Series 2019-4 A2(b),(e)		3.2500	10/25/59	215,361
					1,586,644
	TOTAL ASSET BACKED SECURITIES (Cost $77,113,036)				77,535,623

	CORPORATE BONDS — 31.8%
	ADVERTISING & MARKETING — 0.1%
410,000	Interpublic Group of Companies, Inc. (The)		5.3750	06/15/33	419,041

	AEROSPACE & DEFENSE — 0.4%
618,000	Boeing Company (The)		5.9300	05/01/60	614,508
459,000	L3Harris Technologies, Inc. B		5.4000	07/31/33	479,075
185,000	TransDigm, Inc.(b)		6.6250	03/01/32	191,558
					1,285,141
	ASSET MANAGEMENT — 2.0%
600,000	Apollo Debt Solutions BDC		6.9000	04/13/29	628,273
547,000	Apollo Global Management, Inc.(a),(e)	H15T5Y + 2.168%	6.0000	12/15/54	544,375
546,000	BlackRock Funding, Inc.		5.2500	03/14/54	536,617
177,000	Blackstone Private Credit Fund		5.9500	07/16/29	180,931
339,000	Blackstone Private Credit Fund(a)		6.0000	11/22/34	343,727
635,000	Blue Owl Finance, LLC		3.1250	06/10/31	575,666
290,000	Blue Owl Finance, LLC		6.2500	04/18/34	300,989
538,000	Brookfield Asset Management Ltd.		5.7950	04/24/35	562,869
225,000	Charles Schwab Corporation (The)(e)	SOFRRATE + 2.010%	6.1360	08/24/34	245,121
467,000	Charles Schwab Corporation (The)(e)	H15T10Y + 3.079%	4.0000	03/01/69	438,431
495,000	Drawbridge Special Opportunities Fund, L.P.(b)		5.9500	09/17/30	479,669
534,000	HA Sustainable Infrastructure Capital, Inc.		6.3750	07/01/34	539,466

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	ASSET MANAGEMENT — 2.0% (Continued)
165,000	HA Sustainable Infrastructure Capital, Inc.		6.7500	07/15/35	$169,163
220,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		5.2500	05/15/27	216,277
370,000	UBS Group A.G.(b),(e)	H15T1Y + 2.400%	4.9880	08/05/33	375,817
					6,137,391
	AUTOMOTIVE — 0.4%
405,000	Aptiv plc / Aptiv Global Financing DAC(e)	H15T5Y + 3.385%	6.8750	12/15/54	414,089
15,000	Clarios Global, L.P. / Clarios US Finance Company(b)		6.7500	02/15/30	15,561
72,000	Ford Motor Company		4.7500	01/15/43	57,960
209,000	Ford Motor Credit Company, LLC		6.8000	05/12/28	217,369
89,000	Ford Motor Credit Company, LLC		6.0540	11/05/31	90,943
145,000	Ford Motor Credit Company, LLC(a)		6.5000	02/07/35	150,079
344,000	Stellantis Finance US, Inc.(b)		6.4500	03/18/35	357,552
					1,303,553
	BANKING — 4.8%
694,000	Australia & New Zealand Banking Group Ltd.(b),(e)	H15T10Y + 1.350%	5.8160	06/18/36	722,711
64,000	Banco de Credito del Peru S.A.(b),(e)	H15T5Y + 2.486%	6.4500	07/30/35	66,562
120,000	Banco de Credito e Inversiones S.A.(b),(e)	H15T5Y + 3.767%	7.5000	12/15/73	126,571
108,000	Banco Mercantil del Norte S.A.(b),(e)	H15T5Y + 4.072%	8.3750	11/20/74	113,088
695,000	Bank of America Corporation(e)	SOFRRATE + 1.320%	2.6870	04/22/32	635,044
662,000	Bank of America Corporation(e)	SOFRRATE + 1.738%	5.5180	10/25/35	678,983
419,000	Barclays plc(e)	H15T1Y + 3.500%	7.4370	11/02/33	480,747
139,000	BBVA Mexico S.A. Institucion De Banca Mult Grupo Financiero BBVA Mexico(a),(b),(e)	H15T5Y + 4.214%	8.1250	01/08/39	151,510
440,000	BPCE S.A.(b),(e)	SOFRRATE + 2.590%	7.0030	10/19/34	491,435
209,000	BPCE S.A.(b),(e)	SOFRRATE + 2.610%	6.9150	01/14/46	224,645
335,000	Citigroup, Inc.(e)	SOFRRATE + 2.338%	6.2700	11/17/33	365,525
239,000	Citigroup, Inc.(e)	SOFRRATE + 2.661%	6.1740	05/25/34	254,062
583,000	Citigroup, Inc.(e)	SOFRRATE + 1.488%	5.1740	09/11/36	590,178
250,000	Citigroup, Inc.(e)	H15T5Y + 3.417%	3.8750	05/18/69	248,727
594,000	Deutsche Bank A.G.(e)	SOFRRATE + 2.050%	5.4030	09/11/35	604,836

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	BANKING — 4.8% (Continued)
692,000	Fifth Third Bancorp(e)	SOFRRATE + 1.660%	4.3370	04/25/33	$674,439
475,000	Huntington Bancshares, Inc.(e)	SOFRINDX + 1.870%	5.7090	02/02/35	493,035
130,000	Huntington Bancshares, Inc.(e)	H15T5Y + 1.700%	6.1410	11/18/39	134,577
710,000	JPMorgan Chase & Company(e)		1.9530	02/04/32	628,814
420,000	JPMorgan Chase & Company(e)	SOFRRATE + 2.580%	5.7170	09/14/33	445,841
195,000	JPMorgan Chase & Company(e)	SOFRRATE + 1.810%	6.2540	10/23/34	214,719
420,000	JPMorgan Chase & Company(e)	SOFRRATE + 1.635%	5.5760	07/23/36	435,793
533,000	KeyCorporation(e)	SOFRRATE + 2.420%	6.4010	03/06/35	577,495
30,000	Lloyds Banking Group plc(e)	H15T5Y + 2.681%	6.6250	03/27/74	29,870
693,000	M&T Bank Corporation(e)	H15T5Y + 1.430%	5.4000	07/30/35	698,041
626,000	NatWest Group plc(e)	H15T5Y + 2.200%	6.4750	06/01/34	656,526
570,000	PNC Financial Services Group, Inc. (The)(e)	SOFRRATE + 1.394%	5.5750	01/29/36	595,547
610,000	Societe Generale S.A.(b),(e)	H15T1Y + 2.100%	6.0660	01/19/35	640,989
200,000	Texas Capital Bancshares, Inc.(e)	H15T5Y + 3.150%	4.0000	05/06/31	196,764
449,000	Toronto-Dominion Bank (The)(e)	H15T5Y + 4.075%	8.1250	10/31/82	474,836
65,000	Truist Financial Corporation(e)	SOFRRATE + 1.852%	5.1220	01/26/34	65,827
515,000	Truist Financial Corporation(e)	SOFRRATE + 2.361%	5.8670	06/08/34	545,208
631,000	US Bancorp(e)	SOFRRATE + 1.411%	5.4240	02/12/36	653,856
292,000	Wells Fargo & Company(e)	SOFRRATE + 2.100%	4.8970	07/25/33	296,424
298,000	Wells Fargo & Company(a),(e)	SOFRRATE + 2.060%	6.4910	10/23/34	330,813
343,000	Wells Fargo & Company(e)	H15T5Y + 3.453%	3.9000	03/15/69	340,961
					14,884,999
	BIOTECH & PHARMA — 0.7%
711,000	Amgen, Inc.		5.6500	03/02/53	709,548
15,000	Amneal Pharmaceuticals, LLC(b)		6.8750	08/01/32	15,744
593,000	EMD Finance, LLC(b)		5.0000	10/15/35	594,677
45,000	Par Pharmaceutical, Inc.(b),(g)		–	04/01/27	—
590,000	Royalty Pharma plc		5.4000	09/02/34	603,133

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	BIOTECH & PHARMA — 0.7% (Continued)
483,000	Royalty Pharma plc	3.3500	09/02/51	$327,166
681	Viatris, Inc.(b)	2.3000	06/22/27	655
				2,250,923
	CABLE & SATELLITE — 0.4%
14,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	6.3750	09/01/29	14,116
180,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.7500	03/01/30	171,270
45,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(b)	4.5000	08/15/30	42,215
898,000	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.8000	03/01/50	696,414
200,000	CSC Holdings, LLC(b)	11.7500	01/31/29	158,073
152,000	Directv Financing, LLC(b)	5.8750	08/15/27	152,130
45,000	Directv Financing, LLC(b)	8.8750	02/01/30	44,784
				1,279,002
	CHEMICALS — 0.2%
354,000	Bayport Polymers, LLC(b)	5.1400	04/14/32	347,189
200,000	INEOS Quattro Finance 2 plc(b)	9.6250	03/15/29	187,688
20,000	Solstice Advanced Materials, Inc.(b)	5.6250	09/30/33	20,039
130,000	Windsor Holdings III, LLC(b)	8.5000	06/15/30	137,390
				692,306
	COMMERCIAL SUPPORT SERVICES — 0.2%
5,000	AMN Healthcare, Inc.(b)	6.5000	01/15/31	5,012
616,000	Sodexo, Inc.(b)	5.8000	08/15/35	644,275
				649,287
	CONSTRUCTION MATERIALS — 0.4%
584,000	CRH America Finance, Inc.	5.4000	05/21/34	605,746
709,000	JH North America Holdings, Inc.(b)	6.1250	07/31/32	727,632
55,000	Quikrete Holdings, Inc.(b)	6.3750	03/01/32	57,081
				1,390,459
	CONTAINERS & PACKAGING — 0.7%
589,000	Berry Global, Inc.	5.6500	01/15/34	615,559
615,000	Smurfit Kappa Treasury ULC	5.7770	04/03/54	627,228
645,000	Sonoco Products Company(a)	5.0000	09/01/34	636,845
				1,879,632

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	ELEC & GAS MARKETING & TRADING — 0.1%
397,000	New York State Electric & Gas Corporation(b)		5.8500	08/15/33	$423,122

	ELECTRIC UTILITIES — 2.3%
195,000	AES Corporation (The)(e)	H15T5Y + 3.201%	7.6000	01/15/55	199,992
750,000	Black Hills Corporation		6.1500	05/15/34	803,818
631,000	Capital Power US Holdings, Inc.(b)		6.1890	06/01/35	660,994
577,000	CMS Energy Corporation(e)	H15T5Y + 4.116%	4.7500	06/01/50	568,546
205,000	Dominion Energy, Inc.(e)	H15T5Y + 2.511%	7.0000	06/01/54	224,120
295,000	Dominion Energy, Inc.(e)	H15T5Y + 2.006%	6.2000	02/15/56	297,936
591,000	Electricite de France S.A.(b)		6.9000	05/23/53	661,061
235,000	Enel Finance International N.V.(b)		7.5000	10/14/32	271,054
195,000	Enel Finance International N.V.(b)		5.5000	06/26/34	202,613
444,000	Entergy Corporation(e)	H15T5Y + 2.670%	7.1250	12/01/54	467,992
271,000	Entergy Texas, Inc.		5.8000	09/01/53	276,610
156,000	National Rural Utilities Cooperative Finance(c)	TSFR3M + 3.172%	7.0100	04/30/43	156,118
428,000	NextEra Energy Capital Holdings, Inc.(e)	H15T5Y + 1.979%	6.5000	08/15/55	458,167
401,000	NRG Energy, Inc.(b)		7.0000	03/15/33	443,012
265,000	PacifiCorporation		5.8000	01/15/55	258,253
419,000	Puget Energy, Inc.		2.3790	06/15/28	399,032
339,000	Southern California Edison Company		6.0000	01/15/34	355,589
245,000	Vistra Corporation(b),(e)	H15T5Y + 6.930%	8.0000	04/15/70	252,040
292,000	Vistra Operations Company, LLC(b)		5.7000	12/30/34	300,065
					7,257,012
	ENGINEERING & CONSTRUCTION — 0.2%
140,000	Global Infrastructure Solutions, Inc.(b)		7.5000	04/15/32	146,716
398,000	Sempra Infrastructure Partners, L.P.(b)		3.2500	01/15/32	353,689
					500,405
	ENTERTAINMENT CONTENT — 0.2%
530,000	Univision Communications, Inc.(b)		8.0000	08/15/28	545,974

	FOOD — 0.5%
594,000	Mars, Inc.(b)		5.2000	03/01/35	609,861
685,000	Pilgrim’s Pride Corporation		6.2500	07/01/33	730,501
190,000	Post Holdings, Inc.(a),(b)		6.3750	03/01/33	192,911
					$1,533,273

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	GAS & WATER UTILITIES — 0.4%
271,000	Brooklyn Union Gas Company (The)(b)		4.8660	08/05/32	$268,660
445,000	Ferrellgas Escrow, LLC / FG Operating Finance Corporation Escrow Corporation(b)		5.8750	04/01/29	423,392
381,000	KeySpan Gas East Corporation(b)		5.9940	03/06/33	403,958
					1,096,010
	HEALTH CARE FACILITIES & SERVICES — 1.5%
500,000	CHS/Community Health Systems, Inc.(b)		5.2500	05/15/30	469,139
736,000	CVS Health Corporation		5.0500	03/25/48	654,505
306,000	CVS Health Corporation(e)	H15T5Y + 2.516%	6.7500	12/10/54	318,323
193,000	HCA, Inc.		5.5000	06/01/33	201,260
171,000	HCA, Inc.		5.2500	06/15/49	156,923
340,000	HCA, Inc.		6.0000	04/01/54	343,655
605,000	Icon Investments Six DAC		6.0000	05/08/34	634,414
527,000	IQVIA, Inc.		6.2500	02/01/29	555,493
300,000	IQVIA, Inc.(b)		6.2500	06/01/32	313,054
115,000	Molina Healthcare, Inc.(b)		6.2500	01/15/33	115,819
372,000	Universal Health Services, Inc.		2.6500	01/15/32	326,131
422,000	Universal Health Services, Inc.		5.0500	10/15/34	413,203
					4,501,919
	HOME & OFFICE PRODUCTS — 0.1%
225,000	Newell Brands, Inc.		6.3750	09/15/27	225,107

	HOME CONSTRUCTION — 0.4%
265,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(b)		4.6250	04/01/30	250,045
459,000	DR Horton, Inc.		5.5000	10/15/35	476,479
434,000	Meritage Homes Corporation(b)		3.8750	04/15/29	424,602
240,000	Toll Brothers Finance Corporation		5.6000	06/15/35	246,103
					1,397,229
	HOUSEHOLD PRODUCTS — 0.1%
165,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC(b)		5.6000	01/15/31	165,674

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 0.3%
405,000	Ashtead Capital, Inc.(b)		5.5000	08/11/32	$418,560
115,000	Ashtead Capital, Inc.(b)		5.9500	10/15/33	121,620
110,000	Ashtead Capital, Inc.(b)		5.8000	04/15/34	115,333
215,000	Herc Holdings, Inc.(b)		7.0000	06/15/30	225,175
100,000	Herc Holdings, Inc.(a),(b)		7.2500	06/15/33	105,505
					986,193
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
486,000	Bank of New York Mellon Corporation (The)(e)	SOFRINDX + 2.074%	5.8340	10/25/33	523,386
203,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 1.550%	5.3300	07/23/35	209,002
324,000	Goldman Sachs Group, Inc. (The)		6.4500	05/01/36	355,965
305,000	Goldman Sachs Group, Inc. (The)(e)	SOFRRATE + 1.330%	4.9390	10/21/36	303,224
454,000	Morgan Stanley(e)	SOFRRATE + 1.870%	5.2500	04/21/34	468,566
537,000	Morgan Stanley(e)	SOFRRATE + 1.880%	5.4240	07/21/34	559,310
287,000	Morgan Stanley(e)	H15T5Y + 2.430%	5.9480	01/19/38	300,982
541,000	Northern Trust Corporation(e)		3.3750	05/08/32	531,831
565,000	State Street Corporation(e)	SOFRRATE + 1.958%	6.1230	11/21/34	612,116
182,000	State Street Corporation(e)	H15T5Y + 2.613%	6.7000	03/15/74	189,779
					4,054,161
	INSURANCE — 1.7%
209,000	Allianz S.E.(b),(e)	H15T5Y + 3.232%	6.3500	09/06/53	225,158
271,000	Allianz S.E.(b),(e)	H15T5Y + 2.771%	5.6000	09/03/54	279,602
105,000	American National Group, Inc.(e)	H15T5Y + 3.183%	7.0000	12/01/55	107,661
425,000	Ascot Group Ltd.(b)		4.2500	12/15/30	392,458
407,000	Corebridge Financial, Inc.(e)	H15T5Y + 2.646%	6.3750	09/15/54	419,354
522,000	F&G Annuities & Life, Inc.		6.5000	06/04/29	544,870
198,000	Global Atlantic Fin Company(b)		7.9500	06/15/33	227,340
105,000	Global Atlantic Fin Company(b),(e)	H15T5Y + 3.608%	7.9500	10/15/54	109,950
515,000	Liberty Mutual Group, Inc.(b),(e)	H15T5Y + 3.315%	4.1250	12/15/51	503,484
350,000	Nippon Life Insurance Company(b),(e)	H15T5Y + 2.954%	6.2500	09/13/53	373,036
246,000	Nippon Life Insurance Company(b),(e)	H15T5Y + 3.189%	6.5000	04/30/55	266,794
104,000	Prudential Financial, Inc.(e)	H15T5Y + 3.162%	5.1250	03/01/52	103,737

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	INSURANCE — 1.7% (Continued)
210,000	Prudential Financial, Inc.(e)	H15T5Y + 2.848%	6.7500	03/01/53	$225,045
330,000	Prudential Financial, Inc.(e)	H15T5Y + 2.404%	6.5000	03/15/54	351,810
610,000	Reinsurance Group of America, Inc.(e)	H15T5Y + 2.392%	6.6500	09/15/55	637,245
594,000	Sumitomo Life Insurance Company(b),(e)	H15T5Y + 2.651%	5.8750	09/10/55	607,654
					5,375,198
	INTERNET MEDIA & SERVICES — 0.4%
945,000	Meta Platforms, Inc.		5.7500	11/15/65	937,387
165,000	Snap, Inc.(b)		6.8750	03/15/34	168,323
					1,105,710
	LEISURE FACILITIES & SERVICES — 0.4%
720,000	Flutter Treasury DAC(b)		5.8750	06/04/31	729,450
280,000	Hilton Domestic Operating Company, Inc.(b)		5.7500	09/15/33	285,747
75,000	Rivers Enterprise Lender, LLC / Rivers Enterprise Lender Corporation(b)		6.2500	10/15/30	75,955
					1,091,152
	MACHINERY — 0.6%
550,000	Ingersoll Rand, Inc.		5.4500	06/15/34	572,893
606,000	Regal Rexnord Corporation		6.4000	04/15/33	650,074
699,000	Veralto Corporation		5.4500	09/18/33	731,558
					1,954,525
	MEDICAL EQUIPMENT & DEVICES — 0.7%
755,000	180 Medical, Inc.(b)		5.3000	10/08/35	748,643
737,000	DENTSPLY SIRONA, Inc.(a)		3.2500	06/01/30	683,292
776,000	Smith & Nephew plc		5.4000	03/20/34	803,633
					2,235,568
	METALS & MINING — 0.3%
336,000	Corp Nacional del Cobre de Chile(b)		5.9500	01/08/34	353,696
306,000	Glencore Funding, LLC(b)		2.8500	04/27/31	281,186
250,000	Glencore Funding, LLC(b)		5.6340	04/04/34	260,616
					895,498
	OIL & GAS PRODUCERS — 3.5%
275,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corporation(b)		6.6250	07/15/33	280,171
625,000	BP Capital Markets plc(e)	H15T5Y + 4.398%	4.8750	12/22/00	625,617
140,000	Buckeye Partners, L.P.(b)		6.7500	02/01/30	146,222
150,000	Columbia Pipelines Operating Company, LLC(b)		6.0360	11/15/33	160,328

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	OIL & GAS PRODUCERS — 3.5% (Continued)
552,000	Columbia Pipelines Operating Company, LLC(b)		5.4390	02/15/35	$564,920
583,000	Diamondback Energy, Inc.		5.9000	04/18/64	558,176
738,000	DT Midstream, Inc.(b)		4.3750	06/15/31	716,094
330,000	Enbridge, Inc.(e)	H15T10Y + 4.431%	8.5000	01/15/84	379,702
120,000	Energy Transfer, L.P.(e)	H15T5Y + 5.306%	7.1250	05/15/69	124,043
175,000	Energy Transfer, L.P.(e)	H15T5Y + 5.694%	6.5000	11/15/69	175,982
145,000	EOG Resources, Inc.		5.3500	01/15/36	149,245
370,000	EOG Resources, Inc.		5.6500	12/01/54	370,339
654,000	Flex Intermediate Holdco, LLC(b)		3.3630	06/30/31	600,566
305,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	321,642
454,000	Harbour Energy plc(b)		6.3270	04/01/35	464,990
530,000	HF Sinclair Corporation		6.2500	01/15/35	553,367
87,000	KazMunayGas National Company JSC(b)		5.7500	04/19/47	82,472
85,000	Kinder Morgan Energy Partners, L.P.		6.9500	01/15/38	95,923
444,000	Kinder Morgan, Inc.		5.8500	06/01/35	468,113
50,000	NGL Energy Partners, L.P.(b)		8.1250	02/15/29	51,199
80,000	NGL Energy Partners, L.P.(b)		8.3750	02/15/32	81,879
375,000	Occidental Petroleum Corporation(a)		5.5500	10/01/34	380,763
271,000	Occidental Petroleum Corporation		6.2000	03/15/40	277,757
275,000	Pertamina Persero PT(b)		6.4500	05/30/44	298,387
308,000	Petroleos Mexicanos		5.9500	01/28/31	301,468
142,000	Petroleos Mexicanos		7.6900	01/23/50	128,888
70,000	Petroleos Mexicanos		6.9500	01/28/60	57,703
241,000	Petronas Capital Ltd.(b)		5.8480	04/03/55	257,495
235,000	Reliance Industries Ltd.(b)		2.8750	01/12/32	213,997
368,000	Saudi Arabian Oil Company(b)		5.2500	07/17/34	381,100
110,000	South Bow Canadian Infrastructure Holdings Ltd.(e)	H15T5Y + 3.667%	7.5000	03/01/55	117,778
95,000	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	95,366
70,000	South Bow USA Infrastructure Holdings, LLC		6.1760	10/01/54	67,945
787,000	Western Midstream Operating, L.P.		5.2500	02/01/50	679,042
521,000	Williams Companies, Inc. (The)		5.1500	03/15/34	529,007
					10,757,686
	OIL & GAS SERVICES & EQUIPMENT — 0.1%
180,000	Kodiak Gas Services, LLC(b)		6.7500	10/01/35	185,487

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.1% (Continued)
188,000	Nabors Industries, Inc.(b)	7.3750	05/15/27	$190,948
				376,435
	PUBLISHING & BROADCASTING — 0.2%
240,000	Gray Media, Inc.(b)	7.2500	08/15/33	235,265
305,000	Sinclair Television Group, Inc.(b)	8.1250	02/15/33	311,184
				546,449
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
310,000	Iron Mountain, Inc.(b)	6.2500	01/15/33	317,315
260,000	Millrose Properties, Inc.(b)	6.2500	09/15/32	261,481
75,000	Service Properties Trust	4.9500	02/15/27	74,790
				653,586
	RETAIL - CONSUMER STAPLES — 0.4%
50,000	Albertsons Companies, Inc.(b)	5.7500	03/31/34	50,348
510,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, L.P.(b)	4.8750	02/15/30	504,301
775,000	Alimentation Couche-Tard, Inc.(b)	5.0770	09/29/35	777,495
				1,332,144
	RETAIL - DISCRETIONARY — 0.3%
175,000	BlueLinx Holdings, Inc.(b)	6.0000	11/15/29	171,941
240,000	Builders FirstSource, Inc.(b)	6.3750	03/01/34	248,844
660,000	Dick’s Sporting Goods, Inc.	4.1000	01/15/52	492,550
				913,335
	SEMICONDUCTORS — 0.6%
209,000	Broadcom, Inc.	5.1500	11/15/31	217,175
575,000	Broadcom, Inc.(b)	3.1370	11/15/35	497,995
579,000	Foundry JV Holdco, LLC(b)	5.8750	01/25/34	599,025
527,000	Marvell Technology, Inc.(a)	5.4500	07/15/35	542,837
				1,857,032
	SOFTWARE — 0.6%
400,000	Cloud Software Group, Inc.(b)	9.0000	09/30/29	414,112
105,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(b)	8.7500	05/01/29	106,893
115,000	Oracle Corporation	6.2500	11/09/32	123,207
420,000	Oracle Corporation	6.9000	11/09/52	448,407
75,000	Oracle Corporation	3.8500	04/01/60	49,605
724,000	Roper Technologies, Inc.	5.1000	09/15/35	728,609
				1,870,833

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	SPECIALTY FINANCE — 1.5%
244,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		3.3000	01/30/32	$225,171
156,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(e)	H15T5Y + 2.720%	6.9500	03/10/55	164,104
224,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust(e)	H15T5Y + 2.441%	6.5000	01/31/56	231,617
73,000	Ally Financial, Inc.(e)	SOFRRATE + 1.960%	5.7370	05/15/29	74,471
422,000	Ally Financial, Inc.(e)	SOFRRATE + 1.730%	5.5430	01/17/31	429,411
767,000	American Express Company(e)	SOFRRATE + 1.930%	5.6250	07/28/34	805,111
245,000	Aviation Capital Group, LLC(b)		3.5000	11/01/27	240,721
423,000	Aviation Capital Group, LLC(b)		6.3750	07/15/30	451,820
647,000	Avolon Holdings Funding Ltd.(b)		5.7500	11/15/29	670,945
217,000	Capital One Financial Corporation(e)		2.3590	07/29/32	188,498
490,000	Capital One Financial Corporation(e)	SOFRRATE + 2.860%	6.3770	06/08/34	530,566
65,000	OneMain Finance Corporation		6.1250	05/15/30	65,805
235,000	OneMain Finance Corporation		6.5000	03/15/33	234,356
255,000	Rocket Companies, Inc.(b)		6.3750	08/01/33	265,949
					4,578,545
	TECHNOLOGY SERVICES — 1.1%
165,000	Block, Inc.		6.5000	05/15/32	171,294
90,000	Block, Inc.(b)		6.0000	08/15/33	92,097
416,000	Booz Allen Hamilton, Inc.(a),(b)		4.0000	07/01/29	405,702
209,000	Booz Allen Hamilton, Inc.(a)		5.9500	08/04/33	218,470
591,000	CoStar Group, Inc.(b)		2.8000	07/15/30	539,946
800,000	Gartner, Inc.(b)		3.7500	10/01/30	756,786
578,000	MSCI, Inc.(b)		3.6250	09/01/30	549,782
510,000	Neptune Bidco US, Inc.(b)		9.2900	04/15/29	504,089
					3,238,166
	TELECOMMUNICATIONS — 0.2%
488,000	Sprint Capital Corporation		8.7500	03/15/32	593,919

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	TOBACCO & CANNABIS — 0.4%
309,000	BAT Capital Corporation	7.7500	10/19/32	$360,062
485,000	Imperial Brands Finance plc(b)	5.8750	07/01/34	505,473
510,000	Philip Morris International, Inc.	4.9000	11/01/34	513,093
				1,378,628
	TRANSPORTATION & LOGISTICS — 0.9%
328,960	Alaska Airlines Class A Pass Through Trust Series 2021-1(b)	4.8000	08/15/27	330,131
349,000	BNSF Funding Trust I(e)	6.6130	12/15/55	351,110
317,859	British Airways Class A Pass Through Trust Series 2021-1(b)	2.9000	03/15/35	292,062
308,961	Delta Air Lines Class AA Pass Through Trust Series 2015-1	3.6250	07/30/27	304,899
128,000	DP World plc(b)	6.8500	07/02/37	147,560
720,000	Transurban Finance Company Pty Ltd.(b)	4.9240	03/24/36	718,260
292,953	United Airlines Class A Pass Through Trust Series 2023-1	5.8000	07/15/36	306,603
149,656	United Airlines Class AA Pass Through Trust Series 2024-1	5.4500	02/15/37	154,878
				2,605,503
	TOTAL CORPORATE BONDS (Cost $95,596,680)			98,217,725

	NON U.S. GOVERNMENT & AGENCIES — 2.7%
	SOVEREIGN — 2.7%
167,000	Angolan Government International Bond(b)	8.0000	11/26/29	160,028
126,000	Angolan Government International Bond(b)	9.2440	01/15/31	123,126
441,000	Brazilian Government International Bond	6.0000	10/20/33	452,024
67,000	Brazilian Government International Bond	6.6250	03/15/35	69,831
56,000	Brazilian Government International Bond	7.2500	01/12/56	56,717
81,000	Chile Government International Bond	3.2500	09/21/71	51,723
92,000	Colombia Government International Bond	7.3750	04/25/30	98,693
91,000	Colombia Government International Bond	8.0000	11/14/35	99,418
112,000	Colombia Government International Bond	7.7500	11/07/36	119,533
79,000	Colombia Government International Bond	8.7500	11/14/53	90,945
34,000	Costa Rica Government International Bond(b)	6.5500	04/03/34	36,840
30,000	Costa Rica Government International Bond(b)	7.3000	11/13/54	33,619

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.7% (Continued)
	SOVEREIGN — 2.7% (Continued)
150,000	Dominican Republic International Bond(b)	5.5000	02/22/29	$152,858
311,000	Dominican Republic International Bond(b)	4.8750	09/23/32	298,669
67,000	Dominican Republic International Bond	6.9500	03/15/37	71,600
59,000	El Salvador Government International Bond(b)	8.6250	02/28/29	63,056
141,000	El Salvador Government International Bond	7.6500	06/15/35	146,923
71,000	Guatemala Government Bond(b)	6.6000	06/13/36	76,644
220,000	Hungary Government International Bond(b)	6.2500	09/22/32	237,356
232,000	Hungary Government International Bond(b)	5.5000	03/26/36	234,521
200,000	Indonesia Government International Bond	4.5500	01/11/28	201,986
156,000	Indonesia Government International Bond	4.7500	09/10/34	156,934
304,000	Indonesia Government International Bond(a)	5.1000	02/10/54	295,598
213,000	Ivory Coast Government International Bond(b)	8.2500	01/30/37	226,675
145,000	Mexico Government International Bond	5.3750	03/22/33	145,334
175,000	Mexico Government International Bond	6.0000	05/07/36	179,524
200,000	Mexico Government International Bond	6.6250	01/29/38	211,700
157,000	Morocco Government International Bond(b)	3.0000	12/15/32	139,026
254,000	Nigeria Government International Bond(b)	10.3750	12/09/34	286,354
107,000	Panama Government International Bond	8.0000	03/01/38	124,692
122,000	Peruvian Government International Bond	2.7830	01/23/31	113,076
192,000	Peruvian Government International Bond(a)	5.3750	02/08/35	197,570
346,000	Philippine Government International Bond	4.7500	03/05/35	349,106
76,000	Republic of Kenya Government International Bond(b)	9.7500	02/16/31	81,927
145,000	Republic of Kenya Government International Bond(b)	7.8750	10/09/33	142,129
210,000	Republic of Poland Government International Bond	4.8750	10/04/33	213,803
82,000	Republic of Poland Government International Bond	5.1250	09/18/34	84,384
129,000	Republic of Poland Government International Bond	5.3750	02/12/35	135,083
200,000	Republic of South Africa Government International Bond	5.8750	06/22/30	207,107
135,000	Republic of South Africa Government International Bond	5.6500	09/27/47	114,421
116,000	Republic of Uzbekistan International Bond(b)	6.9000	02/28/32	125,971
206,000	Romanian Government International Bond(b)	5.8750	01/30/29	212,303
217,000	Romanian Government International Bond(b)	7.1250	01/17/33	234,339
137,000	Romanian Government International Bond(b)	6.6250	05/16/36	141,010
154,000	Saudi Government International Bond(b)	4.8750	07/18/33	157,258
200,000	Saudi Government International Bond(b)	5.6250	01/13/35	214,406

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 2.7% (Continued)
	SOVEREIGN — 2.7% (Continued)
95,000	Saudi Government International Bond(b)		4.5000	10/26/46	$84,050
149,000	Serbia International Bond(b)		6.5000	09/26/33	162,954
143,000	Turkiye Government International Bond		7.2500	05/29/32	149,865
257,000	Turkiye Government International Bond		7.6250	05/15/34	275,043
70,000	Turkiye Government International Bond		6.6250	02/17/45	64,252
173,000	UAE International Government Bond(b)		4.0500	07/07/32	174,685
322,000	Uruguay Government International Bond		5.1000	06/18/50	311,938
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $8,211,069)				8,588,627

		Spread
	TERM LOANS — 4.1%
	ADVERTISING & MARKETING — 0.0%(f)
94,763	Endeavor Operating Company, LLC(c)	TSFR1M + 3.000%	7.1630	01/28/32	95,375

	AEROSPACE & DEFENSE — 0.2%
311,472	Dynasty Acquisition Company, Inc.(c)	TSFR1M + 2.250%	6.3270	10/27/31	312,348
80,000	TransDigm, Inc.(c)	TSFR3M + 2.250%	6.3810	03/22/30	80,155
191,718	TransDigm, Inc.(c)	TSFR3M + 2.500%	6.7990	02/28/31	192,194
					584,697
	APPAREL & TEXTILE PRODUCTS — 0.0%(f)
70,000	Beach Acquisition Bidco, LLC(c)	TSFR1M + 3.250%	7.3080	06/28/32	70,467

	ASSET MANAGEMENT — 0.0%(f)
294,263	FinCompany I, LLC(c)	TSFR3M +1.750%	6.0760	06/27/29	294,293

	AUTOMOTIVE — 0.1%
140,000	American Axle & Manufacturing, Inc.(c)	TSFR1M + 3.250%	7.4050	09/20/32	139,300
205,000	Clarios Global, L.P.(c)	TSFR1M + 2.750%	7.0770	01/14/32	205,897
					345,197

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	BEVERAGES — 0.0%(f)
125,000	Sazerac Company, Inc.(c)	TSFR1M + 2.500%	6.8130	06/25/32	$125,820

	BIOTECH & PHARMA — 0.1%
280,000	Grifols Worldwide Operations USA, Inc.(c)	TSFR3M + 2.150%	6.4630	11/08/27	280,403

	CABLE & SATELLITE — 0.2%
193,251	Charter Communications Operating, LLC(c)	TSFR1M + 2.250%	6.5480	11/22/31	193,153
171,974	Cogeco Communications USA II, L.P.(c)	TSFR1M + 3.250%	7.5770	09/18/30	169,738
217,582	Directv Financing, LLC(c)	TSFR1M + 5.365%	9.7910	08/02/29	218,217
					581,108
	CHEMICALS — 0.0%(f)
106,876	INEOS US Finance, LLC(c)	TSFR1M + 3.250%	7.5770	02/19/30	92,064

	COMMERCIAL SUPPORT SERVICES — 0.2%
255,000	AlixPartners LLP(c)	TSFR1M + 2.000%	6.3530	07/30/32	254,327
295,000	Brightview Landscapes, LLC(c)	TSFR1M + 2.000%	6.3130	04/20/29	295,369
168,303	Prime Security Services Borrower, LLC(c)	TSFR1M + 2.000%	6.3200	10/15/30	168,214
					717,910
	CONSTRUCTION MATERIALS — 0.1%
127,729	Quikrete Holdings, Inc.(c)	TSFR1M + 2.250%	6.5770	04/14/31	128,078

	ELECTRIC UTILITIES — 0.2%
310,000	Calpine Corporation(c)	TSFR1M + 1.750%	6.0770	01/31/31	310,085
196,788	Kestrel Acquisition, LLC(c)	TSFR3M + 3.000%	6.9340	11/06/31	197,265
90,000	Talen Energy Supply, LLC(c)	TSFR1M + 2.000%	6.1060	10/09/32	90,056
					597,406
	ELECTRICAL EQUIPMENT — 0.2%
202,701	Gates Corporation(c)	TSFR1M + 1.750%	6.0770	06/04/31	202,836
174,563	MX Holdings US, Inc.(c)	TSFR1M + 2.250%	6.5770	02/19/32	175,435
199,367	Wec US Holdings, Inc.(c)	TSFR1M + 2.250%	6.5740	01/27/31	200,054
					578,325
	ENGINEERING & CONSTRUCTION — 0.2%
238,200	Construction Partners, Inc.(c)	TSFR1M + 2.500%	6.8290	10/29/31	238,945
80,000	Cornerstone Generation, LLC(c)	TSFR1M + 3.250%	8.0540	10/28/31	80,814

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	ENGINEERING & CONSTRUCTION — 0.2% (Continued)
119,100	Frontdoor, Inc.(c)	TSFR1M + 2.250%	6.5770	12/16/31	$119,497
90,000	Green Infrastructure Partners, Inc.(c)	TSFR1M + 2.750%	6.7530	09/18/32	90,253
214,463	Red SPV, LLC(c)	TSFR1M + 2.250%	6.5620	03/08/32	214,463
					743,972
	ENTERTAINMENT CONTENT — 0.1%
227,125	Univision Communications, Inc.(c)	TSFR1M + 3.500%	7.9410	01/31/29	225,450

	FOOD — 0.2%
23,409	Del Monte Foods Corporation II, Inc.(c)	TSFR1M + 1.000%	4.3540	04/02/26	19,254
27,189	Del Monte Foods Corporation II, Inc.(c)	TSFR1M + 1.000%	5.3220	04/02/26	26,272
120,326	Del Monte Foods Corporation II, Inc.(c)	TSFR3M + 3.400%	8.3470	08/02/28	2,482
52,259	Del Monte Foods Corporation II, Inc.(c)	TSFR3M + 4.400%	8.5740	08/02/28	2,286
38,092	Del Monte Foods Corporation II, Inc.(c)	TSFR3M + 8.150%	12.4740	08/02/28	19,084
383,574	Froneri US, Inc.(c)	TSFR1M + 2.000%	6.1970	09/18/31	381,339
					450,717
	HEALTH CARE FACILITIES & SERVICES — 0.1%
147,387	Phoenix Guarantor, Inc.(c)	TSFR1M + 2.500%	6.8270	02/21/31	148,002
183,613	Select Medical Corporation(c)	TSFR1M + 2.000%	6.3270	11/19/31	184,301
					332,303
	HOUSEHOLD PRODUCTS — 0.0%(f)
98,587	Energizer Holdings, Inc.(c)	TSFR1M + 2.000%	6.3270	03/13/32	98,895

	INDUSTRIAL SUPPORT SERVICES — 0.1%
170,000	Resideo Funding, Inc.(c)	TSFR1M + 2.000%	6.3580	08/09/32	170,000

	INSTITUTIONAL FINANCIAL SERVICES — 0.1%
187,183	Citadel Securities, L.P.(c)	TSFR1M + 2.000%	6.3270	10/24/31	187,967

	INSURANCE — 0.1%
250,000	TIH Insurance Holdings, LLC(c)	TSFR3M + 2.750%	6.7520	05/06/31	250,159

	LEISURE FACILITIES & SERVICES — 0.6%
48,900	Caesars Entertainment, Inc.(c)	TSFR3M + 2.250%	6.5770	02/06/30	48,661
205,000	Delta 2 Lux Sarl(c)	TSFR1M + 2.000%	6.2990	09/10/31	205,576

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	LEISURE FACILITIES & SERVICES — 0.6% (Continued)
110,000	Entain Holdings Gibraltar Ltd.(c)	TSFR3M + 2.250%	6.5690	07/30/32	$109,725
191,588	Flutter Entertainment plc(c)	TSFR1M + 1.750%	6.0490	11/29/30	191,061
214,463	Flutter Financing BV(c)	TSFR1M + 2.000%	6.3530	06/04/32	213,747
303,167	Life Time, Inc.(c)	TSFR1M + 2.000%	6.3600	11/05/31	303,663
225,000	Live Nation Entertainment, Inc.(c)	TSFR1M + 2.000%	6.0880	10/19/32	225,281
269,295	Playtika Holding Corporation(c)	TSFR1M + 2.865%	7.9430	03/05/28	263,861
183,665	UFC Holdings, LLC(c)	TSFR3M + 2.000%	6.1710	11/21/31	184,283
					1,745,858
	MEDICAL EQUIPMENT & DEVICES — 0.1%
204,739	Medline Borrower, L.P.(c)	TSFR1M + 2.000%	6.3510	10/25/30	205,052

	OIL & GAS PRODUCERS — 0.4%
280,000	Blackfin Pipeline, LLC(c)	TSFR1M + 3.000%	7.1660	09/29/32	280,263
176,858	EPIC Crude Services, L.P.(c)	TSFR3M + 2.500%	6.8170	10/15/31	177,917
109,895	Freeport LNG Investments LLLP(c)	TSFR3M + 3.250%	7.5190	12/21/28	110,272
259,291	GIP Pilot Acquisition Partners, L.P.(c)	TSFR3M + 2.000%	6.2770	10/04/30	259,777
74,625	Hilcorp Energy I, L.P.(c)	TSFR1M + 2.000%	6.3140	02/05/30	74,859
204,597	Oryx Midstream Services Permian Basin, LLC(c)	TSFR1M + 2.250%	6.5750	10/05/28	205,352
74,064	WhiteWater DBR HoldCo, LLC(c)	TSFR1M + 2.250%	6.5490	03/03/31	74,157
					1,182,597
	PUBLISHING & BROADCASTING — 0.1%
384,038	Nexstar Media, Inc.(c)	TSFR1M + 2.500%	6.8120	06/24/32	384,848

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
171,617	Iron Mountain, Inc.(c)	TSFR1M + 2.100%	6.3270	01/31/31	171,956

	RETAIL - DISCRETIONARY — 0.1%
277,205	Belron Finance 2019, LLC(c)	TSFR1M + 2.250%	6.8610	10/16/31	278,910
93,453	Harbor Freight Tools USA, Inc.(c)	TSFR1M + 2.500%	6.5770	06/05/31	92,360
					371,270
	SOFTWARE — 0.1%
150,000	SS&C Technologies, Inc.(c)	TSFR1M + 2.000%	7.3440	05/09/31	150,500
128,820	UKG, Inc.(c)	TSFR3M + 3.000%	7.3110	02/10/31	128,951
					279,451

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 4.1% (Continued)
	TECHNOLOGY SERVICES — 0.2%
147,850	Amazon Holdco, Inc.(c)	TSFR1M + 2.250%	6.5770	07/30/31	$147,997
233,825	Boost Newco Borrower, LLC(c)	TSFR1M + 2.000%	6.2990	01/31/31	234,703
253	Neptune Bidco US, Inc.(c)	TSFR3M + 5.100%	9.3300	04/11/29	245
205,337	North American Bancard, LLC(c)	TSFR3M + 2.500%	6.7990	11/24/28	201,157
					584,102
	TELECOMMUNICATIONS — 0.1%
274,280	Eagle Broadband Investments, LLC(c)	TSFR3M + 3.115%	7.5610	11/12/27	270,949

	TRANSPORTATION & LOGISTICS — 0.1%
159,200	AAdvantage Loyalty IP Ltd.(c)	TSFR3M + 2.250%	6.5750	04/20/28	159,562
259,347	Rand Parent, LLC(c)	TSFR3M + 3.000%	7.3010	03/18/30	255,025
					414,587
	TOTAL TERM LOANS (Cost $12,729,654)				12,561,276

	U.S. GOVERNMENT & AGENCIES — 32.7%
	AGENCY FIXED RATE — 14.7%
5,253	Fannie Mae Pool 735061		6.0000	11/01/34	5,525
7,311	Fannie Mae Pool 866009		6.0000	03/01/36	7,714
43,150	Fannie Mae Pool 938574		5.5000	09/01/36	44,855
21,125	Fannie Mae Pool 310041		6.5000	05/01/37	22,440
8,258	Fannie Mae Pool 962752		5.0000	04/01/38	8,489
12,155	Fannie Mae Pool 909175		5.5000	04/01/38	12,622
25,987	Fannie Mae Pool 909220		6.0000	08/01/38	27,510
38,064	Fannie Mae Pool AS7026		4.0000	04/01/46	36,865
61,686	Fannie Mae Pool BJ9260		4.0000	04/01/48	59,650
680,732	Fannie Mae Pool FS4991		3.0000	03/01/52	604,080
1,180,127	Fannie Mae Pool FS8360		3.5000	09/01/52	1,089,902
591,559	Fannie Mae Pool MA4805		4.5000	11/01/52	579,372
749,250	Fannie Mae Pool FS4438		5.0000	11/01/52	749,552
1,119,547	Fannie Mae Pool MA4839		4.0000	12/01/52	1,067,139
2,117,408	Fannie Mae Pool FS7751		4.0000	03/01/53	2,014,896
504,264	Fannie Mae Pool MA4980		6.0000	04/01/53	518,557

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 32.7% (Continued)
	AGENCY FIXED RATE — 14.7% (Continued)
490,401	Fannie Mae Pool MA5072	5.5000	06/01/53	$495,955
902,571	Fannie Mae Pool CB6857	4.5000	08/01/53	885,519
2,394,599	Fannie Mae Pool FA1728	6.0000	10/01/53	2,454,225
486,892	Fannie Mae Pool FS6679	6.0000	12/01/53	499,460
2,422,527	Fannie Mae Pool MA5271	5.5000	02/01/54	2,453,999
3,288,418	Fannie Mae Pool FA2472	5.0000	04/01/54	3,286,962
1,717,773	Fannie Mae Pool MA5385	4.0000	06/01/54	1,631,093
1,182,238	Fannie Mae Pool FS8791	6.0000	08/01/54	1,212,364
1,612,984	Fannie Mae Pool FA0685	6.0000	01/01/55	1,651,572
3,647,712	Fannie Mae Pool FA1378	4.0000	03/01/55	3,471,090
48,689	Freddie Mac Gold Pool G01980	5.0000	12/01/35	50,027
7,823	Freddie Mac Gold Pool G05888	5.5000	10/01/39	8,132
212,881	Freddie Mac Pool SB8269	6.0000	10/01/38	220,345
1,935,619	Freddie Mac Pool SD2026	5.0000	11/01/52	1,936,101
514,587	Freddie Mac Pool SD3238	5.5000	12/01/52	522,302
1,789,880	Freddie Mac Pool SD8309	6.0000	03/01/53	1,837,617
1,084,891	Freddie Mac Pool SD5594	5.5000	07/01/53	1,100,983
836,018	Freddie Mac Pool SD8343	6.0000	07/01/53	857,546
501,460	Freddie Mac Pool SD8350	6.0000	08/01/53	514,226
1,816,073	Freddie Mac Pool SD5856	3.5000	01/01/54	1,675,084
1,126,674	Freddie Mac Pool SD8409	6.0000	03/01/54	1,154,069
2,543,063	Freddie Mac Pool SD8418	4.5000	04/01/54	2,480,420
1,372,711	Freddie Mac Pool SL0627	6.0000	10/01/54	1,407,937
5,890,972	Freddie Mac Pool SD8492	5.0000	01/01/55	5,866,922
1,081,740	Freddie Mac Pool SD8494	5.5000	01/01/55	1,093,967
				45,617,085
	U.S. TREASURY BONDS — 1.4%
2,405,000	United States Treasury Bond	1.2500	05/15/50	1,194,703
5,850,000	United States Treasury Bond	1.3750	08/15/50	2,980,072
				4,174,775
	U.S. TREASURY NOTES — 16.6%
775,000	United States Treasury Note	4.3750	08/15/26	778,597
370,000	United States Treasury Note	4.0000	01/31/29	374,163
3,280,000	United States Treasury Note	4.0000	07/31/29	3,318,886

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 32.7% (Continued)
	U.S. TREASURY NOTES — 16.6% (Continued)
1,055,000	United States Treasury Note	4.0000	03/31/30	$1,068,064
1,380,000	United States Treasury Note	3.8750	07/31/30	1,389,865
890,000	United States Treasury Note	4.0000	02/15/34	890,382
1,875,000	United States Treasury Note	3.8750	08/15/34	1,852,917
6,300,000	United States Treasury Note	4.6250	02/15/35	6,569,226
5,045,000	United States Treasury Note	4.2500	05/15/35	5,111,216
1,135,000	United States Treasury Note	1.8750	11/15/51	649,278
4,100,000	United States Treasury Note	4.0000	11/15/52	3,661,732
1,950,000	United States Treasury Note	3.6250	02/15/53	1,626,917
2,610,000	United States Treasury Note	3.6250	05/15/53	2,175,374
4,875,000	United States Treasury Note	4.2500	02/15/54	4,541,177
5,770,000	United States Treasury Note	4.6250	05/15/54	5,719,061
365,000	United States Treasury Note	4.2500	08/15/54	340,191
3,310,000	United States Treasury Note	4.5000	11/15/54	3,217,682
6,235,000	United States Treasury Note	4.6250	02/15/55	6,186,288
1,775,000	United States Treasury Note	4.7500	05/15/55	1,797,604
				51,268,620
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $103,282,366)			101,060,480

Shares
	SHORT-TERM INVESTMENTS — 4.9%
	COLLATERAL FOR SECURITIES LOANED - 2.5%
7,697,773	Mount Vernon Liquid Assets Portfolio, LLC, , 4.10% (Cost $7,697,773)(h),(i)			7,697,773

	MONEY MARKET FUNDS - 2.4%
7,466,377	Fidelity Government Portfolio, Institutional, 4.02% (Cost $7,466,377)(i)			7,466,377

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,164,150)			15,164,150

See accompanying notes which are an integral part of these financial statements.

DUNHAM CORPORATE/GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Fair Value
TOTAL INVESTMENTS - 102.3% (Cost $315,147,966)	$316,199,075
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%	(7,080,560)
NET ASSETS - 100.0%	$309,118,515

ABS	- Asset Backed Securities

CLO	- Collateralized Loan Obligation

CMBS	- Commercial Mortgage-Backed Securities

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRINDX	Secured Overnight Financing Rate Compounded

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 month

TSFR3M	Secured Overnight Financing Rate 3 month

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,457,928 at October 31, 2025.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $115,218,733 or 37.3% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2025.

(e)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(f)	Percentage rounds to less than 0.1%.

(g)	Represents issuer in default on interest payments; non-income producing security.

(h)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $7,697,773 at October 31, 2025.

(i)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.3%
	LEISURE FACILITIES & SERVICES - 0.3%
7,877	Aimbridge Hospitality 3/25(a)				$535,635

	TOTAL COMMON STOCKS (Cost $531,698)				535,635

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.6%
	CLO — 5.6%
1,500,000	Bain Capital Credit CLO 2021-1 Ltd. Series 1A ER(b),(c)	TSFR3M + 6.300%	10.1840	04/18/34	1,453,950
3,000,000	Bain Capital Credit CLO 2021-7 Ltd. Series 7A ER(b),(c)	TSFR3M + 6.500%	10.3570	01/22/35	2,902,578
2,250,000	BlueMountain CLO XXXII Ltd. Series 32A ER(b),(c)	TSFR3M + 6.600%	10.5050	10/15/34	2,221,216
3,500,000	BlueMountain CLO XXXIII Ltd. Series 33A ER(b),(c)	TSFR3M + 6.930%	10.8470	10/20/38	3,411,295
1,750,000	THL Credit Wind River 2019-3 CLO Ltd. Series 2019-3A E2R(b),(c)	US0003M + 6.750%	10.9160	04/15/31	1,750,088
					11,739,127
	TOTAL ASSET BACKED SECURITIES (Cost $11,911,584)				11,739,127

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.2%
	CABLE & SATELLITE — 0.8%
330,000	Altice Financing S.A.(b)		5.7500	08/15/29	240,491
492,000	Cable One, Inc.(b),(d)		4.0000	11/15/30	389,955
600,000	CCO Holdings, LLC / CCO Holdings Capital(b),(d)		4.2500	01/15/34	504,573
575,000	Sirius XM Radio, Inc.(b),(d)		4.1250	07/01/30	541,808
					1,676,827
	COMMERCIAL SUPPORT SERVICES — 0.2%
450,000	Deluxe Corporation(b)		8.0000	06/01/29	446,513

	CONTAINERS & PACKAGING — 0.2%
400,000	Iris Holding, Inc.(b),(d)		10.0000	12/15/28	346,274

	ELECTRIC UTILITIES — 0.5%
525,000	California Buyer Ltd. / Atlantica Sustainable(b)		6.3750	02/15/32	530,794
525,000	NextEra Energy Operating Partners, L.P.(b)		7.2500	01/15/29	540,308
					1,071,102

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.2% (Continued)
	ENTERTAINMENT CONTENT — 0.5%
490,000	Univision Communications, Inc.(b)		8.5000	07/31/31	$501,683
525,000	ViacomCBS, Inc.(e)	US0003M + 3.899%	6.2500	02/28/57	515,111
					1,016,794
	FOOD — 0.2%
509,000	HLF Financing Sarl, LLC / Herbalife International,(b),(d)		4.8750	06/01/29	449,303

	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
575,000	Glatfelter Corporation(b)		4.7500	11/15/29	479,534

	GAS & WATER UTILITIES — 0.3%
500,000	Venture Global Plaquemines Lng, LLC(b)		7.5000	05/01/33	550,161

	HEALTH CARE FACILITIES & SERVICES — 0.2%
386,000	DaVita, Inc.(b)		6.7500	07/15/33	400,495

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
500,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(b)		7.5000	06/15/31	523,693

	LEISURE FACILITIES & SERVICES — 0.5%
490,000	Carnival Corporation(b)		5.7500	08/01/32	504,408
582,000	Hilton Grand Vacations Borrower Escrow, LLC /(b),(d)		4.8750	07/01/31	538,531
					1,042,939
	METALS & MINING — 0.3%
168,000	Mineral Resources Ltd.(b),(d)		9.2500	10/01/28	176,358
336,000	Mineral Resources Ltd.(b)		8.5000	05/01/30	350,545
					526,903
	OIL & GAS PRODUCERS — 1.9%
395,000	Civitas Resources, Inc.(b)		8.6250	11/01/30	408,761
305,000	Crescent Energy Finance, LLC(b)		7.3750	01/15/33	288,803
360,000	Crescent Energy Finance, LLC(b)		8.3750	01/15/34	352,453
350,000	Delek Logistics Partners, L.P. / Delek Logistics(b)		8.6250	03/15/29	365,480
500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	515,309
400,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(b)		6.0000	02/01/31	380,119

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.2% (Continued)
	OIL & GAS PRODUCERS — 1.9% (Continued)
494,000	ITT Holdings, LLC(b)		6.5000	08/01/29	$478,897
389,000	Venture Global LNG, Inc.(b)		8.3750	06/01/31	399,735
325,000	Vital Energy, Inc.(b),(d)		7.8750	04/15/32	309,224
383,000	Wildfire Intermediate Holdings, LLC(b)		7.5000	10/15/29	383,235
					3,882,016
	REAL ESTATE INVESTMENT TRUSTS — 0.2%
500,000	Service Properties Trust		8.8750	06/15/32	493,693

	REAL ESTATE OWNERS & DEVELOPERS — 0.3%
558,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	528,597

	RETAIL - DISCRETIONARY — 0.6%
525,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(b),(d)		8.2500	01/15/30	537,083
47,000	Hertz Corporation (The)(b)		4.6250	12/01/26	45,668
425,000	Hertz Corporation (The)(b),(d)		12.6250	07/15/29	421,163
394,000	Kohl’s Corporation		5.1250	05/01/31	308,784
					1,312,698
	SOFTWARE — 0.1%
210,000	Cloud Software Group, Inc.(b)		8.2500	06/30/32	220,890

	SPECIALTY FINANCE — 0.9%
498,000	Bread Financial Holdings, Inc.(b)		9.7500	03/15/29	531,862
236,000	Burford Capital Global Finance, LLC(b)		6.8750	04/15/30	234,719
500,000	Cobra AcquisitionCo, LLC(b)		6.3750	11/01/29	421,861
209,000	Credit Acceptance Corporation(b)		6.6250	03/15/30	209,083
510,000	goeasy Ltd.(b)		6.8750	05/15/30	499,709
					1,897,234
	STEEL — 0.2%
485,000	Cleveland-Cliffs, Inc.(b)		7.3750	05/01/33	502,379

	TECHNOLOGY HARDWARE — 0.3%
500,000	EquipmentShare.com, Inc.(b)		8.0000	03/15/33	496,647
196,000	Viasat, Inc.(b)		7.5000	05/30/31	184,203
					680,850

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 10.2% (Continued)
	TECHNOLOGY SERVICES — 0.6%
380,000	ION Platform Finance US, Inc. / ION Platform(b)		4.6250	05/01/28	$362,516
475,000	ION Platform Finance US, Inc. / ION Platform(b)		5.7500	05/15/28	453,096
545,000	Mobius Merger Sub, Inc.(b)		9.0000	06/01/30	454,513
					1,270,125
	TELECOMMUNICATIONS — 0.7%
300,000	Iliad Holding S.A.SU(b)		8.5000	04/15/31	322,614
200,000	Iliad Holding S.A.SU(b)		7.0000	04/15/32	204,914
152,000	Rogers Communications, Inc.(e)	H15T5Y + 2.653%	7.0000	04/15/55	159,398
353,000	Rogers Communications, Inc.(d),(e)	H15T5Y + 2.620%	7.1250	04/15/55	377,836
350,000	Sable International Finance Ltd.(b)		7.1250	10/15/32	350,553
					1,415,315
	TRANSPORTATION & LOGISTICS — 0.2%
514,000	Star Leasing Company, LLC(b)		7.6250	02/15/30	486,010

	TOTAL CORPORATE BONDS (Cost $21,251,231)				21,220,345

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0%
	ADVERTISING & MARKETING — 0.7%
1,124,190	Endeavor Operating Company, LLC(c)	TSFR1M + 3.164%	7.1630	01/28/32	1,131,453
357,512	Planet US Buyer, LLC(c)	TSFR3M + 3.441%	7.3300	02/10/31	359,830
					1,491,283
	AEROSPACE & DEFENSE — 1.0%
63,458	Kaman Corporation(c),(k)	TSFR1M + 3.050%	7.0490	01/30/32	6,444
672,818	Kaman Corporation(c)	TSFR1M + 3.084%	7.0830	01/30/32	675,516
717,137	Spirit AeroSystems, Inc.(c)	TSFR1M + 4.781%	8.7800	11/23/27	720,052
701,350	TransDigm Group, Inc.(c)	TSFR1M + 2.858%	6.8570	08/13/32	702,381
					2,104,393
	APPAREL & TEXTILE PRODUCTS — 0.9%
480,620	Beach Acquisition Bidco, LLC(c)	TSFR1M + 3.309%	7.3080	06/28/32	483,824
1,466,563	Varsity Brands, Inc.(c)	TSFR1M + 3.027%	7.0260	08/26/31	1,471,696
					1,955,520

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	ASSET MANAGEMENT — 3.6%
855,045	Clue Opco, LLC(c)	TSFR3M + 4.891%	8.7800	12/19/30	$833,314
387,337	Deep Blue Operating I, LLC(c)	TSFR1M + 2.974%	6.9730	09/17/32	389,034
783,386	Dragon Buyer, Inc.(c)	TSFR1M + 3.300%	7.2990	09/24/31	786,715
1,478,519	Focus Financial Partners, LLC(c)	TSFR1M + 2.914%	6.9130	09/15/31	1,483,678
1,485,859	Hightower Holding, LLC(c)	TSFR3M + 3.175%	7.0640	02/03/32	1,487,716
1,371,339	Nexus Buyer, LLC(c)	TSFR1M + 3.664%	7.6630	07/31/31	1,364,291
1,057,545	Osaic Holdings, Inc.(c)	TSFR1M + 3.164%	7.1630	07/19/32	1,060,411
					7,405,159
	AUTOMOTIVE — 2.3%
962,707	American Axle & Manufacturing, Inc.(c)	TSFR1M + 3.406%	7.4050	09/20/32	957,894
1,095,673	Clarios Global, L.P.(c)	TSFR1M + 3.078%	7.0770	01/14/32	1,100,466
519,878	First Brands Group, LLC(c)	TSFR1M + 1.680%	5.6790	06/29/26	553,020
2,138,954	First Brands Group, LLC(c)	US0001M + 5.000%	9.5700	03/24/27	712,272
706,354	First Brands Group, LLC(c)	TSFR1M + 5.571%	9.5700	03/30/27	235,216
492,970	IXS Holdings, Inc.(c)	TSFR3M + 5.845%	9.7340	09/05/29	490,914
885,200	PAI Holdco, Inc.(c)	US0001M + 3.721%	8.2910	10/28/27	741,080
					4,790,862
	BEVERAGES — 0.4%
821,448	Pegasus Bidco BV(c)	TSFR3M + 2.873%	6.7620	07/12/29	827,608

	BIOTECH & PHARMA — 0.2%
496,959	Amneal Pharmaceuticals, LLC(c)	TSFR1M + 3.664%	7.6630	07/26/32	501,720

	CABLE & SATELLITE — 3.7%
2,121,307	Altice Financing S.A.(c)	TSFR1M + 5.303%	9.3020	10/31/27	1,685,559
1,500,000	Coral-US Co-Borrower, LLC(c)	TSFR1M + 3.507%	7.5060	01/30/32	1,456,253
494,751	CSC Holdings, LLC(c)	US0001M + 4.430%	9.0000	04/15/27	467,235
1,161,981	CSC Holdings, LLC(c)	TSFR1M + 5.305%	9.3040	01/18/28	1,153,132
870,458	Sunrise Financing Partnership(c)	TSFR1M + 2.794%	6.7930	02/17/32	869,248
1,980,000	Virgin Media Bristol, LLC(c)	US0001M + 3.250%	7.6760	01/10/29	1,979,178
					7,610,605
	CHEMICALS — 2.8%
1,257,885	AIP RD Buyer Corporation(c)	TSFR1M + 3.658%	7.6570	12/23/30	1,261,620
895,000	Consolidated Energy Finance S.A.(c)	TSFR1M + 5.558%	9.5570	11/08/30	755,828

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	CHEMICALS — 2.8% (Continued)
955,651	Groupe Solmax, Inc.(c)	US0001M + 4.750%	9.1910	07/23/28	$760,517
737,398	Iris Holding, Inc.(c)	TSFR1M + 5.131%	9.1300	06/15/28	717,779
669,889	Nouryon Finance BV(c)	TSFR3M + 3.147%	7.0360	04/03/28	670,308
707,557	Solenis Holdings Ltd.(c)	TSFR3M + 3.410%	7.2990	06/23/31	702,155
907,861	Windsor Holdings III, LLC(c)	TSFR1M + 2.917%	6.9160	08/01/30	908,618
					5,776,825
	COMMERCIAL SUPPORT SERVICES — 3.8%
475,341	Action Environmental Group, Inc. (The)(c)	TSFR3M + 3.671%	7.5600	10/24/30	476,530
1,049,778	Allied Universal Holdco, LLC(c)	TSFR1M + 3.154%	7.5130	08/06/32	1,055,221
627,537	Creative Artists Agency, LLC(c)	TSFR1M + 2.856%	6.8550	10/01/31	629,150
441,592	Fleet US Bidco, Inc.(c)	TSFR1M + 3.056%	7.0550	02/10/31	443,248
607,139	Garda World Security Corporation(c)	TSFR1M + 3.049%	7.0480	02/01/29	608,278
956,335	GFL Environmental Services, Inc./ON(c)	TSFR1M + 2.825%	6.8240	02/04/32	958,008
94,609	Groundworks, LLC(c),(k)	TSFR1M + 0.999%	3.0000	03/06/31	15,409
508,635	Groundworks, LLC(c)	TSFR1M + 3.324%	7.3230	03/06/31	510,067
669,691	PG Polaris BidCompany Sarl(c)	TSFR3M + 3.440%	7.3290	03/24/31	673,123
846,169	Ryan, LLC(c)	TSFR1M + 3.828%	7.8270	11/14/30	844,054
562,063	Tidal Waste & Recycling Holdings, LLC(c)	TSFR1M + 3.800%	7.7990	10/06/31	565,224
1,091,159	WestJet Loyalty, L.P.(c)	TSFR1M + 3.253%	7.2520	02/01/31	1,096,276
					7,874,588
	CONSTRUCTION MATERIALS — 0.8%
785,952	Foley Products Company, LLC(c)	SOFRRATE + 4.750%	9.1990	02/10/29	789,634
466,531	Quikrete Holdings, Inc.(c)	TSFR1M + 2.250%	6.5770	03/26/29	467,606
342,022	Quikrete Holdings, Inc.(c)	TSFR1M + 2.250%	6.5770	01/31/32	342,824
					1,600,064
	CONSUMER SERVICES — 1.0%
448,033	KUEHG Corporation(c)	TSFR3M + 3.152%	7.0410	06/12/30	447,233
653,233	Opal, LLC(c)	TSFR1M + 3.253%	7.2520	03/31/32	656,807
563,506	Prometric Holdings, Inc.(c)	TSFR1M + 3.914%	7.9130	06/18/32	567,027
477,355	Spring Education Group, Inc.(c)	TSFR1M + 4.300%	8.2990	09/29/30	479,443
					2,150,510
	CONTAINERS & PACKAGING — 1.9%
670,728	Berlin Packaging, LLC(c)	TSFR1M +3.607%	7.6060	06/09/31	670,812

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	CONTAINERS & PACKAGING — 1.9% (Continued)
968,056	Clydesdale Acquisition Holdings, Inc.(c)	TSFR1M + 4.250%	7.5020	03/30/29	$968,569
279,623	Clydesdale Acquisition Holdings, Inc.(c),(k)	TSFR1M + 3.414%	7.4130	03/29/32	274,680
751,674	SupplyOne, Inc.(c)	TSFR1M + 3.828%	7.8270	03/27/31	753,918
167,582	SupplyOne, Inc.(c)	TSFR1M + 3.533%	7.5320	04/21/31	168,082
1,191,934	Trident TPI Holdings, Inc.(c)	TSFR1M + 4.050%	8.0490	09/18/28	1,166,885
					4,002,946
	E-COMMERCE DISCRETIONARY — 0.5%
1,024,873	CNT Holdings I Corporation(c)	TSFR3M + 2.891%	6.7800	11/08/32	1,027,815

	ELECTRIC UTILITIES — 0.6%
1,238,764	Showtime Acquisition, LLC(c)	TSFR1M + 5.075%	9.0740	08/13/31	1,242,635
635,000	Texas Competitive Electric Holdings Company, LLC(f)(j)		—	11/22/49	—
					1,242,635
	ELECTRICAL EQUIPMENT — 1.9%
651,532	Icebox Holdco III, Inc.(c)	US0001M + 3.750%	8.0610	12/22/28	655,096
179,825	Icebox Holdco III, Inc.(c)	US0001M + 6.750%	11.3110	12/15/29	183,027
1,041,133	Lsf12 Crown US Commercial Bidco, LLC(c)	TSFR1M + 3.837%	7.8360	12/02/31	1,048,614
1,339,262	TK Elevator US Newco, Inc.(c)	TSFR1M + 3.238%	7.2370	04/30/30	1,349,031
803,181	Vantage Elevator Solutions(c)	US0001M + 3.458%	8.0280	11/10/28	806,695
					4,042,463
	ENGINEERING & CONSTRUCTION — 1.3%
649,701	Green Infrastructure Partners, Inc.(c)	TSFR1M + 2.754%	6.7530	09/18/32	651,530
1,274,996	Osmose Utilities Services, Inc.(c)	US0001M + 3.250%	7.6910	06/17/28	1,226,788
818,813	Service Logic Acquisition, Inc.(c)	TSFR1M + 3.281%	7.2800	10/29/27	823,930
					2,702,248
	ENTERTAINMENT CONTENT — 1.1%
1,257,389	Univision Communications, Inc.(c)	TSFR1M + 4.550%	8.5490	06/10/29	1,257,390
1,034,421	Versant Media Group, Inc.(c)	TSFR1M + 3.538%	7.5370	10/23/30	1,032,269
					2,289,659
	FOOD — 1.1%
798,630	Flora Food Management US Corporation(c)	TSFR1M + 4.281%	8.2800	02/12/26	750,549
705,342	Froneri US, Inc.(c)	TSFR1M + 2.826%	6.8250	07/16/32	705,821

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	FOOD — 1.1% (Continued)
854,767	HLF Financing Sarl, LLC(c)	TSFR1M + 7.078%	11.0770	04/05/29	$868,611
					2,324,981
	HEALTH CARE FACILITIES & SERVICES — 3.8%
857,589	Bella Holding Company, LLC(c)	TSFR1M + 3.164%	7.1630	05/10/28	860,744
1,187,973	Charlotte Buyer, Inc.(c)	TSFR1M + 4.565%	8.5640	02/11/28	1,186,268
944,627	Corgi BidCo, Inc.(c)	TSFR1M + 5.300%	9.2990	09/20/29	832,788
7,978	Hanger, Inc.(c)	TSFR1M + 3.664%	7.6630	10/16/31	8,009
1,455,465	LifePoint Health, Inc.(c)	TSFR1M + 4.069%	8.0680	05/14/31	1,458,261
1,257,717	Milano Acquisition Corporation(c)	US0001M + 4.000%	8.3990	08/17/27	1,248,284
935,193	Phoenix Newco, Inc.(c)	TSFR1M + 2.828%	6.8270	11/15/28	938,822
1,206,786	Star Parent, Inc.(c)	TSFR1M + 4.003%	8.0020	09/19/30	1,210,286
					7,743,462
	HOME & OFFICE PRODUCTS — 0.8%
791,619	AI Aqua Merger Sub, Inc.(c)	TSFR1M + 3.130%	7.1290	07/31/28	794,239
858,849	Weber-Stephen Products, LLC(c)	TSFR1M + 3.736%	7.7350	09/17/32	857,600
					1,651,839
	INDUSTRIAL INTERMEDIATE PROD — 0.2%
387,951	Crosby US Acquisition Corporation(c)	TSFR1M + 3.828%	7.8270	08/16/29	390,963

	INDUSTRIAL SUPPORT SERVICES — 0.6%
1,307,390	Gloves Buyer, Inc.(c)	TSFR1M + 4.328%	8.3270	01/20/32	1,291,865

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
783,078	Ascensus Holdings, Inc.(c)	TSFR1M + 3.164%	7.1630	08/02/28	784,914
1,040,000	Jane Street Group, LLC(c)	TSFR1M + 2.079%	6.0780	12/11/31	1,031,612
562,249	Jump Financial, LLC(c)	TSFR3M + 3.925%	7.8140	02/26/32	564,709
					2,381,235
	INSURANCE — 4.0%
499,313	Acrisure, LLC(c)	TSFR1M + 3.414%	7.4130	06/07/32	500,512
884,488	Alliant Holdings Intermediate, LLC(c)	TSFR1M + 2.667%	6.6660	09/19/31	884,639
855,000	Asurion, LLC(c)	US0001M + 5.250%	9.5280	01/29/28	839,905
365,000	Asurion, LLC(c)	US0001M + 5.250%	9.5280	01/14/29	349,006
1,999,988	Asurion, LLC(c)	TSFR1M + 4.575%	8.5740	09/19/30	1,994,577
1,039,589	Asurion, LLC(c)	TSFR1M + 4.578%	8.5770	09/19/30	1,037,640

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	INSURANCE — 4.0% (Continued)
859,099	BroadStreet Partners, Inc.(c)	TSFR1M + 2.914%	6.9130	05/12/31	$862,072
527,659	Howden Group Holdings Ltd.(c)	TSFR1M + 3.664%	7.6630	04/18/30	530,657
244,599	Hyperion Refinance Sarl(c)	TSFR1M + 2.914%	6.9130	02/18/31	245,275
1,079,932	TIH Insurance Holdings, LLC(c)	TSFR3M + 2.863%	6.7520	05/06/31	1,080,616
					8,324,899
	INTERNET MEDIA & SERVICES — 0.3%
681,480	Pug, LLC(c)	TSFR1M + 4.914%	8.9130	03/12/30	682,615

	LEISURE FACILITIES & SERVICES — 5.1%
160,222	Aimbridge Acquisition Company, Inc.(c)	TSFR1M + 5.858%	9.8570	03/11/30	160,973
87,481	Aimbridge Acquisition Company, Inc.(c)	TSFR1M + 7.981%	11.9800	03/11/30	86,971
946,097	BCPE Grill Parent, Inc.(c)	TSFR1M + 5.078%	9.0770	09/21/30	905,301
694,710	Caesars Entertainment, Inc.(c)	TSFR3M + 2.326%	6.2150	02/06/31	689,934
1,210,406	Dave & Buster’s, Inc.(c)	TSFR1M + 3.563%	7.5620	06/29/29	1,115,498
442,821	Dave & Buster’s, Inc.(c)	TSFR1M + 3.563%	7.5620	09/29/31	397,195
951,810	GBT US III, LLC(c)	TSFR1M + 2.784%	6.7830	07/28/31	954,461
519,294	Herschend Entertainment Company, LLC(c)	TSFR1M + 3.576%	7.5750	05/17/32	522,493
1,381,794	Ontario Gaming GTA, L.P.(c)	TSFR1M + 4.550%	8.5490	07/20/30	1,299,466
1,030,717	Scientific Games Holdings, L.P.(c)	TSFR1M + 3.286%	7.2850	04/04/29	1,019,894
765,487	Tortuga Resorts Ghd, LLC(c)	TSFR1M + 3.062%	7.6010	08/13/32	757,193
1,805,295	Voyager Parent, LLC(c)	TSFR1M + 4.752%	8.7510	05/10/32	1,807,669
1,141,002	Whatabrands, LLC(c)	TSFR1M + 2.828%	6.8270	08/03/28	1,144,819
					10,861,867
	LEISURE PRODUCTS — 0.5%
959,583	Recess Holdings, Inc.(c)	TSFR3M + 4.136%	8.0250	02/20/30	964,909

	MACHINERY — 1.2%
646,882	Alliance Laundry Systems, LLC(c)	TSFR3M + 3.188%	7.0770	08/19/31	648,551
654,811	Madison IAQ, LLC(c)	TSFR1M + 3.511%	7.5100	03/29/32	658,085
1,293,533	STS Operating, Inc.(c)	TSFR1M + 4.428%	8.4270	03/17/31	1,293,048
					2,599,684
	MEDICAL EQUIPMENT & DEVICES — 0.3%
694,165	Sotera Health Holdings, LLC(c)	TSFR1M + 2.644%	6.6430	05/30/31	697,635

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	OIL & GAS PRODUCERS — 2.2%
955,954	EG America, LLC(c)	TSFR3M + 3.810%	7.6990	02/07/28	$962,627
593,989	ITT Holdings, LLC(c)	TSFR1M + 2.475%	6.8490	10/11/30	595,227
1,025,661	M6 ETX Holdings II Midco, LLC(c)	TSFR1M + 2.533%	6.5320	04/01/32	1,028,706
1,005,310	NGL Energy Operating, LLC(c)	TSFR1M + 4.078%	8.0770	02/03/31	1,007,194
994,988	Oryx Midstream Services Permian Basin, LLC(c)	TSFR1M + 2.576%	6.5750	10/05/28	998,660
					4,592,414
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
1,007,253	Goodnight Water Solutions Holdings, LLC(c)	TSFR1M + 4.317%	8.3160	06/04/29	998,445
1,140	Paragon Offshore Finance Company(c)(j)	US0003M + 3.750%	—	07/15/22	—
					998,445
	PUBLISHING & BROADCASTING — 0.5%
618,913	Sinclair Television Group, Inc.(c)	TSFR1M + 4.528%	8.5270	12/31/30	564,062
492,340	United Talent Agency, LLC(c)	TSFR1M + 3.812%	7.8110	06/10/32	497,264
					1,061,326
	REAL ESTATE INVESTMENT TRUSTS — 0.9%
1,154,097	Claros Mortgage Trust, Inc.(c)	TSFR1M + 4.928%	8.9270	08/09/26	1,115,145
760,888	Stonepeak Bayou Holdings, L.P.(c)	TSFR1M + 2.898%	6.8970	09/24/32	688,604
					1,803,749
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
819,832	Greystar Real Estate Partners, LLC(c)	TSFR3M + 2.936%	6.8250	08/21/30	823,932

	REAL ESTATE SERVICES — 0.2%
502,258	Cushman & Wakefield US Borrower, LLC(c)	TSFR1M + 3.202%	7.2010	01/31/30	504,353

	RETAIL - DISCRETIONARY — 7.3%
1,092,561	Avis Budget Car Rental, LLC(c)	TSFR1M + 2.828%	6.8270	07/12/32	1,081,182
491,944	Belron Finance 2019, LLC(c)	TSFR1M + 2.826%	6.8610	10/16/31	494,970
1,579,340	Champions Financing, Inc.(c)	TSFR3M + 5.191%	9.0800	02/23/29	1,465,580
488,094	Gulfside Supply, Inc.(c)	TSFR1M + 3.300%	7.2990	05/29/31	483,945
1,250,456	Hertz Corporation (The)(c)	US0001M + 3.250%	8.0410	06/14/28	1,040,561
629,034	Highline Aftermarket Acquisition, LLC(c)	TSFR1M + 3.828%	7.8270	02/12/30	631,789
1,646,057	LBM Acquisition, LLC(c)	TSFR1M + 4.063%	8.0620	06/06/31	1,593,935

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	RETAIL - DISCRETIONARY — 7.3% (Continued)
696,500	LS Group OpCompany Acquistion, LLC(c)	TSFR1M + 2.834%	6.8330	04/23/31	$694,323
1,589,670	Mavis Tire Express Services Topco Corporation(c)	TSFR1M + 3.200%	7.1990	05/04/28	1,594,749
536,963	Park River Holdings, Inc.(c)	TSFR3M + 4.637%	8.5260	09/25/31	539,648
381,534	Peer Holding III BV(c)	TSFR1M + 2.800%	6.7990	07/01/31	383,584
1,633,943	Petco Health & Wellness Company, Inc.(c)	US0001M + 3.250%	7.5130	02/25/28	1,613,601
1,066,258	PetSmart, LLC(c)	TSFR1M + 4.137%	8.1360	08/09/32	1,052,930
1,237,061	Specialty Building Products Holdings, LLC(c)	US0001M + 3.750%	8.1770	10/05/28	1,189,545
1,181,011	White Cap Supply Holdings, LLC(c)	TSFR1M + 3.578%	7.5770	10/31/29	1,185,245
					15,045,587
	SOFTWARE — 7.3%
1,608,299	AthenaHealth Group, Inc.(c)	TSFR1M + 3.078%	7.0770	02/15/29	1,603,522
933,211	BMC Software, Inc.(c)	TSFR1M + 3.200%	7.1990	07/30/31	928,163
688,642	Boxer Parent Company, Inc.(c)	TSFR1M + 5.950%	9.9490	07/06/32	665,917
994,190	Camelot US Acquisition, LLC(c)	TSFR1M + 3.078%	7.0770	01/31/31	977,726
751,008	Cloud Software Group, Inc.(c)	TSFR3M + 3.363%	7.2520	03/24/31	752,007
527,483	Cloud Software Group, Inc.(c)	TSFR3M + 3.363%	7.2520	08/09/32	528,103
538,235	Corel, Inc.(c)	TSFR3M + 5.544%	9.4330	07/02/26	515,080
581,437	Cotiviti, Inc.(c)	TSFR1M + 6.884%	6.8840	02/24/31	561,573
425,821	Cotiviti, Inc.(c)	TSFR1M + 7.074%	7.0740	02/17/32	410,783
600,000	Dcert Buyer, Inc.(c)	US0001M + 7.000%	11.3270	02/16/29	543,126
460,689	Ellucian Holdings, Inc.(c)	TSFR1M + 2.916%	6.9150	10/09/29	461,949
628,953	Epicor Software Corporation(c)	TSFR1M + 3.078%	7.0770	05/23/31	631,050
362,884	Ping Identity Holding Corporation(c)	TSFR1M + 3.999%	7.9980	10/29/32	361,977
500,506	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 3.253%	7.2520	10/28/30	501,219
199,304	Project Alpha Intermediate Holding, Inc.(c)	TSFR1M + 5.308%	9.3070	11/22/32	194,570
1,123,128	Project Boost Purchaser, LLC(c)	TSFR1M + 2.909%	6.9080	07/16/31	1,122,106
894,128	Proofpoint, Inc.(c)	TSFR1M + 3.164%	7.1630	08/31/28	899,609
1,607,797	Rackspace Finance, LLC(c)	TSFR1M + 3.180%	7.1790	05/15/28	731,049
1,198,233	RealPage, Inc.(c)	US0001M + 3.250%	7.2630	02/18/28	1,197,232
832,008	Storable, Inc.(c)	TSFR1M + 3.414%	7.4130	04/17/31	837,038
760,870	UKG, Inc.(c)	TSFR1M + 3.312%	7.3110	01/31/31	761,643
					15,185,442
	SPECIALTY FINANCE — 3.0%
1,174,535	Apex Group Treasury, LLC(c)	TSFR1M + 3.765%	7.7550	02/20/32	1,101,861

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	SPECIALTY FINANCE — 3.0% (Continued)
1,111,914	Apollo Commercial Real Estate Finance, Inc.(c)	TSFR1M + 3.578%	7.5770	06/05/30	$1,117,824
177,774	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 2.854%	6.8530	05/09/29	178,219
730,701	Blackstone Mortgage Trust, Inc.(c)	TSFR1M + 3.312%	7.3110	12/10/30	734,657
1,384,390	CFC USA 2025, LLC(c)	TSFR1M + 3.736%	7.7350	05/31/32	1,356,702
364,558	IMC Global Holdings, LLC(c)	TSFR1M + 3.637%	7.6360	06/02/32	368,203
1,275,953	Orion US Finco(c)	TSFR1M + 3.834%	7.8330	05/20/32	1,283,635
					6,141,101
	TECHNOLOGY HARDWARE — 1.1%
1,082,796	VeriFone Systems, Inc.(c)	TSFR1M + 6.212%	10.2110	08/21/28	1,039,636
1,180,411	Viasat, Inc.(c)	SOFRRATE + 4.500%	8.9410	02/24/29	1,173,771
					2,213,407
	TECHNOLOGY SERVICES — 4.0%
612,946	Ahead DB Holdings, LLC(c)	TSFR1M + 3.300%	7.2990	02/03/31	615,499
365,339	Amazon Holdco, Inc.(c)	TSFR1M + 2.5780%	6.5770	07/30/31	365,705
645,178	Fortress Intermediate 3, Inc.(c)	TSFR1M + 3.107%	7.1060	06/27/31	647,598
684,315	Indy US Holdco, LLC(c)	TSFR1M + 2.852%	6.8510	10/07/30	684,315
849,071	MoneyGram International, Inc.(c)	TSFR1M + 5.074%	9.0730	06/03/30	760,249
2,709,123	Neptune Bidco US, Inc.(c)	TSFR1M + 5.331%	9.3300	04/11/29	2,623,447
1,148,127	Peraton Corporation(c)	US0001M + 3.750%	8.1770	02/24/28	994,829
1,693,513	Trio Bidco, Inc.(c),(k)	TSFR1M + 4.166%	8.1650	10/08/32	1,615,614
					8,307,256
	TELECOMMUNICATIONS — 1.5%
822,911	Connect Finco S.A.RL(c)	TSFR1M + 4.828%	8.8270	09/28/29	820,570
734,444	Iridium Satellite, LLC(c)	TSFR1M + 2.578%	6.5770	09/20/30	690,987
1,661,129	Zayo Group Holdings, Inc.(c)	TSFR1M + 3.774%	7.7730	03/11/30	1,590,273
					3,101,830
	TRANSPORTATION & LOGISTICS — 3.2%
362,930	AAdvantage Loyalty IP Ltd.(c)	TSFR1M + 3.581%	7.5800	05/28/32	364,745
1,059,555	American Airlines, Inc.(c)	TSFR1M + 2.508%	6.5070	06/04/29	1,057,733
115,382	Brown Group Holding, LLC(c)	TSFR3M + 2.938%	6.8270	07/01/31	115,992
1,750,048	PAC Aviation International, Inc.(c)	TSFR1M + 3.385%	7.3840	10/09/30	1,736,380
936,907	PODS, LLC(c)	US0001M + 3.000%	7.5410	03/19/28	921,345

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 80.0% (Continued)
	TRANSPORTATION & LOGISTICS — 3.2% (Continued)
1,193,671	Stonepeak Nile Parent, LLC(c)	TSFR1M + 2.299%	6.2980	04/09/32	$1,193,796
1,169,336	Third Coast Infrastructure, LLC(c)	TSFR1M + 4.100%	8.0990	09/25/30	1,171,528
					6,561,519
	WHOLESALE - DISCRETIONARY — 0.4%
767,098	Veritiv Operating Company(c)	TSFR3M + 4.410%	8.2990	12/02/30	738,750

	TOTAL TERM LOANS (Cost $168,424,327)				166,391,968

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(g)
	NON-LISTED RIGHT - 0.0% (g)
10,588	TRA Rights	11/22/2049	—	13,500

	TOTAL RIGHT (Cost $17,470)			13,500

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(g)
	PUBLISHING & BROADCASTING - 0.0% (g)
14,905	iHeartMedia, Inc.	05/02/2039	$0.00	37,263

	TOTAL WARRANT (Cost $287,609)			37,263

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 5.9%
12,222,244	Fidelity Investments Money Market Funds, Class I, 4.02% (Cost $12,222,244)(h)	12,222,244

See accompanying notes which are an integral part of these financial statements.

DUNHAM FLOATING RATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2% (Continued)
	COLLATERAL FOR SECURITIES LOANED - 2.3%
4,730,650	Mount Vernon Liquid Assets Portfolio, 4.10% (Cost $4,730,650)(h),(i)	$4,730,650
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,952,894)	16,952,894

	TOTAL INVESTMENTS - 104.3% (Cost $219,386,813)	$216,890,732
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(8,882,066)
	NET ASSETS - 100.0%	$208,008,666

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	One Month Term Secured Overnight Financing Rate

TSFR3M	Three Month Term Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is 30,060,744 or 14.5% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	All or a portion of these securities are on loan. Total loaned securities had a value of $4,619,618 at October 31, 2025.

(e)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Percentage rounds to less than 0.1%.

(h)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(I)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $4,730,650 at October 31, 2025.

(j)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(k)	This investment or portion thereof was not funded as of October 31, 2025. The Fund had $212,408 at par value in unfunded commitments as of October 31, 2025. See Note 2.

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5%
	ASSET MANAGEMENT — 0.4%
985,000	Focus Financial Partners, LLC(a)		6.7500	08/15/31	$1,015,701

	AUTOMOTIVE — 0.5%
670,000	American Axle & Manufacturing, Inc.(a)		6.3750	10/15/32	672,311
595,000	American Axle & Manufacturing, Inc.(a)		7.7500	10/15/33	595,341
					1,267,652
	BIOTECH & PHARMA — 2.2%
1,189,000	Organon Finance 1, LLC(a)		5.1250	04/30/31	913,451
1,610,000	Perrigo Finance Unlimited Company		6.1250	09/30/32	1,625,438
450,000	Teva Pharmaceutical Finance Netherlands II BV		5.7500	12/01/30	465,544
775,000	Teva Pharmaceutical Finance Netherlands III BV		7.8750	09/15/29	848,358
900,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	12/01/32	940,080
					4,792,871
	CABLE & SATELLITE — 4.6%
2,886,000	Altice Financing S.A.(a)		5.0000	01/15/28	2,153,943
1,166,000	Cable One, Inc.(a),(b)		4.0000	11/15/30	924,162
378,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	374,535
825,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.3750	06/01/29	814,742
210,000	CCO Holdings, LLC / CCO Holdings Capital(a)		6.3750	09/01/29	211,738
1,210,000	CCO Holdings, LLC / CCO Holdings Capital(a),(b)		4.2500	01/15/34	1,017,556
450,000	CSC Holdings, LLC(a)		11.7500	01/31/29	355,664
1,325,000	CSC Holdings, LLC(a)		6.5000	02/01/29	921,358
540,000	CSC Holdings, LLC(a),(b)		4.1250	12/01/30	332,955
1,215,000	Sirius XM Radio, Inc.(a)		4.0000	07/15/28	1,180,796
320,000	Sirius XM Radio, Inc.(a)		3.8750	09/01/31	290,619
1,225,000	UPC Broadband Finco BV(a)		4.8750	07/15/31	1,169,636
1,105,000	Virgin Media Finance plc(a),(b)		5.0000	07/15/30	988,535
					10,736,239
	CHEMICALS — 1.7%
1,500,000	Consolidated Energy Finance S.A.(a),(b)		5.6250	10/15/28	1,026,120
435,000	Methanex Corporation		5.1250	10/15/27	436,316
63,000	Methanex Corporation		5.2500	12/15/29	62,873
1,230,000	Methanex US Operations, Inc.(a),(b)		6.2500	03/15/32	1,252,022
961,000	Minerals Technologies, Inc.(a)		5.0000	07/01/28	950,410

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	CHEMICALS — 1.7% (Continued)
324,056	Trinseo Luxco Finance SPV Sarl / Trinseo NA(a)		7.6250	05/03/29	$110,179
					3,837,920
	COMMERCIAL SUPPORT SERVICES — 0.8%
475,000	Clean Harbors, Inc.(a)		5.7500	10/15/33	485,557
1,400,000	Deluxe Corporation(a)		8.0000	06/01/29	1,389,151
35,000	Deluxe Corporation(a)		8.1250	09/15/29	36,670
					1,911,378
	CONSTRUCTION MATERIALS — 0.5%
1,349,000	Standard Industries, Inc.(a)		3.3750	01/15/31	1,229,672

	CONTAINERS & PACKAGING — 2.6%
1,639,000	Ardagh Metal Packaging Finance USA, LLC / Ardagh(a),(b)		3.2500	09/01/28	1,565,003
1,250,000	Clydesdale Acquisition Holdings, Inc.(a)		8.7500	04/15/30	1,253,771
70,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	70,264
529,000	Crown Americas, LLC(b)		5.2500	04/01/30	537,507
380,000	Crown Americas, LLC(a)		5.8750	06/01/33	385,501
1,234,000	Iris Holding, Inc.(a),(b)		10.0000	12/15/28	1,068,254
602,000	Mauser Packaging Solutions Holding Company(a),(b)		7.8750	08/15/26	599,743
615,000	Silgan Holdings, Inc.		4.1250	02/01/28	603,606
					6,083,649
	ELECTRIC UTILITIES — 4.3%
435,000	California Buyer Ltd. / Atlantica Sustainable(a)		6.3750	02/15/32	439,801
703,000	Calpine Corporation(a)		5.0000	02/01/31	704,697
1,260,000	Clearway Energy Operating, LLC(a)		3.7500	01/15/32	1,141,640
1,871,000	NextEra Energy Operating Partners, L.P.(a),(b)		7.2500	01/15/29	1,925,554
2,040,000	NRG Energy Inc(a)		3.6250	02/15/31	1,905,704
200,000	NRG Energy, Inc.(a)		5.7500	01/15/34	201,716
450,000	NRG Energy, Inc.(a)		6.0000	01/15/36	458,412
607,000	Talen Energy Supply, LLC(a)		6.2500	02/01/34	623,072
607,000	Talen Energy Supply, LLC(a)		6.5000	02/01/36	629,469
1,435,000	Vistra Operations Company, LLC(a)		7.7500	10/15/31	1,523,781
279,000	XPLR Infrastructure Operating Partners, L.P.(a),(b)		8.3750	01/15/31	292,091
					9,845,937

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	ELECTRICAL EQUIPMENT — 0.3%
762,000	WESCO Distribution, Inc.(a)		6.3750	03/15/33	$796,819

	ENGINEERING & CONSTRUCTION — 0.5%
1,055,000	VM Consolidated, Inc.(a)		5.5000	04/15/29	1,046,382

	ENTERTAINMENT CONTENT — 2.5%
1,175,000	Banijay Entertainment S.A.SU(a)		8.1250	05/01/29	1,220,429
874,000	Paramount Global(c)	H15T5Y + 3.999%	6.3750	03/30/62	862,857
421,000	Univision Communications, Inc.(a)		7.3750	06/30/30	422,808
1,270,000	Univision Communications, Inc.(a)		8.5000	07/31/31	1,300,278
485,000	Univision Communications, Inc.(a)		9.3750	08/01/32	512,248
508,000	ViacomCBS, Inc.(c)	ICE LIBOR USD 3 Month + 3.899%	6.2500	02/28/57	498,432
1,165,000	Warnermedia Holdings, Inc.		5.0500	03/15/42	936,439
					5,753,491
	FOOD — 1.1%
1,055,000	HLF Financing Sarl, LLC / Herbalife International,(a),(b)		12.2500	04/15/29	1,146,132
1,448,000	HLF Financing Sarl, LLC / Herbalife International,(a),(b)		4.8750	06/01/29	1,278,175
209,000	Land O’Lakes Capital Trust I(a),(b)		7.4500	03/15/28	216,891
					2,641,198
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
888,000	Glatfelter Corporation(a)		4.7500	11/15/29	740,567

	GAS & WATER UTILITIES — 0.5%
369,000	Venture Global Plaquemines Lng, LLC(a)		7.5000	05/01/33	406,018
681,000	Venture Global Plaquemines Lng, LLC(a)		7.7500	05/01/35	768,890
					1,174,908
	HEALTH CARE FACILITIES & SERVICES — 1.5%
1,223,000	Concentra Escrow Issuer Corporation(a),(b)		6.8750	07/15/32	1,277,138
865,000	DaVita, Inc.(a)		6.7500	07/15/33	897,483
350,000	LifePoint Health, Inc.(a)		9.8750	08/15/30	378,252
985,000	Select Medical Corporation(a),(b)		6.2500	12/01/32	1,000,229
					3,553,102

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	HOME CONSTRUCTION — 1.0%
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance(a)		6.8750	08/01/33	$1,048,625
361,000	Mattamy Group Corporation(a)		5.2500	12/15/27	359,850
889,000	Mattamy Group Corporation(a)		4.6250	03/01/30	862,724
					2,271,199
	HOUSEHOLD PRODUCTS — 0.5%
1,250,000	Edgewell Personal Care Company(a)		4.1250	04/01/29	1,188,483

	INDUSTRIAL SUPPORT SERVICES — 0.9%
1,106,000	EquipmentShare.com, Inc.(a)		8.6250	05/15/32	1,117,791
299,000	Herc Holdings, Inc.(a)		7.0000	06/15/30	313,150
620,000	Herc Holdings, Inc.(a),(b)		7.2500	06/15/33	654,133
					2,085,074
	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
716,000	Jane Street Group / JSG Finance, Inc.(a)		7.1250	04/30/31	751,883
371,000	Jane Street Group / JSG Finance, Inc.(a)		6.1250	11/01/32	377,672
676,000	Jane Street Group / JSG Finance, Inc.(a)		6.7500	05/01/33	707,105
1,200,000	VFH Parent, LLC / Valor Co-Issuer, Inc.(a)		7.5000	06/15/31	1,256,863
					3,093,523
	INSURANCE — 2.4%
1,215,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,247,241
940,000	Alliant Holdings Intermediate, LLC / Alliant(a)		6.5000	10/01/31	965,262
605,000	Baldwin Insurance Group Holdings, LLC / Baldwin(a)		7.1250	05/15/31	621,362
1,150,000	Howden UK Refinance plc / Howden UK Refinance 2(a)		7.2500	02/15/31	1,186,161
596,000	Jones Deslauriers Insurance Management, Inc.(a)		8.5000	03/15/30	626,416
860,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	889,524
					5,535,966
	INTERNET MEDIA & SERVICES — 1.0%
1,264,655	GrubHub Holdings, Inc.(a),(b)		13.0000	07/31/30	1,078,233
588,000	Match Group Holdings II, LLC(a)		4.1250	08/01/30	554,738
201,000	Match Group Holdings II, LLC(a)		3.6250	10/01/31	182,290
495,000	Match Group Holdings II, LLC(a)		6.1250	09/15/33	498,713
					2,313,974
	LEISURE FACILITIES & SERVICES — 8.2%
740,000	Brinker International, Inc.(a)		8.2500	07/15/30	784,343

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	LEISURE FACILITIES & SERVICES — 8.2% (Continued)
1,517,000	Carnival Corporation(a)		6.0000	05/01/29	$1,539,755
255,000	Carnival Corporation(a)		5.7500	08/01/32	262,498
991,000	Carnival Corporation(a)		6.1250	02/15/33	1,021,533
1,155,000	Flutter Treasury DAC(a)		5.8750	06/04/31	1,170,159
513,000	Hilton Grand Vacations Borrower Escrow, LLC /(a),(b)		5.0000	06/01/29	492,855
1,090,000	Hilton Grand Vacations Borrower Escrow, LLC /(a),(b)		4.8750	07/01/31	1,008,588
780,000	Light & Wonder International, Inc.(a)		6.2500	10/01/33	778,674
943,000	Melco Resorts Finance Ltd.(a)		5.3750	12/04/29	932,528
936,000	NCL Corporation Ltd.(a)		7.7500	02/15/29	1,000,985
72,000	NCL Corporation Ltd.(a)		5.8750	01/15/31	72,011
1,265,000	NCL Corporation Ltd.(a)		6.7500	02/01/32	1,300,991
30,000	NCL Corporation Ltd.(a)		6.2500	09/15/33	30,364
1,250,000	Ontario Gaming GTA, L.P.(a)		8.0000	08/01/30	1,233,670
510,000	Raising Cane’s Restaurants, LLC(a)		9.3750	05/01/29	533,909
1,675,000	Royal Caribbean Cruises Ltd.(a)		6.0000	02/01/33	1,717,299
1,160,000	SeaWorld Parks & Entertainment, Inc.(a),(b)		5.2500	08/15/29	1,138,418
1,169,000	Station Casinos, LLC(a)		6.6250	03/15/32	1,188,016
715,000	Travel + Leisure Company(a),(b)		4.5000	12/01/29	696,669
726,000	Travel + Leisure Company(a)		6.1250	09/01/33	734,335
1,365,000	Voyager Parent, LLC(a)		9.2500	07/01/32	1,432,030
					19,069,630
	MEDICAL EQUIPMENT & DEVICES — 2.0%
1,215,000	Avantor Funding, Inc.(a)		3.8750	11/01/29	1,155,593
920,000	Insulet Corporation(a)		6.5000	04/01/33	959,541
1,007,000	Medline Borrower, L.P.(a)		3.8750	04/01/29	979,783
725,000	Medline Borrower, L.P.(a)		5.2500	10/01/29	722,729
874,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	919,579
					4,737,225
	METALS & MINING — 2.6%
901,000	Capstone Copper Corporation(a)		6.7500	03/31/33	933,012
1,103,000	FMG Resources August 2006 Pty Ltd.(a)		4.3750	04/01/31	1,067,369
675,000	Hudbay Minerals, Inc.(a)		6.1250	04/01/29	683,741
500,000	Mineral Resources Ltd.(a),(b)		9.2500	10/01/28	524,874
1,424,000	Mineral Resources Ltd.(a),(b)		8.5000	05/01/30	1,485,646

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	METALS & MINING — 2.6% (Continued)
227,000	Mineral Resources Ltd.(a)		7.0000	04/01/31	$235,162
815,000	Novelis Corporation(a)		6.3750	08/15/33	826,412
255,000	Warrior Met Coal, Inc.(a),(b)		7.8750	12/01/28	259,895
					6,016,111
	OIL & GAS PRODUCERS — 11.8%
576,000	Antero Midstream Partners, L.P. / Antero Midstream(a)		5.7500	01/15/28	577,383
929,000	Baytex Energy Corporation(a)		7.3750	03/15/32	915,106
485,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	501,897
485,000	Civitas Resources, Inc.(a)		9.6250	06/15/33	520,764
1,115,000	Comstock Resources, Inc.(a)		6.7500	03/01/29	1,105,698
500,000	Crescent Energy Finance, LLC(a)		7.6250	04/01/32	485,117
502,000	Crescent Energy Finance, LLC(a)		7.3750	01/15/33	475,342
225,000	Crescent Energy Finance, LLC(a)		8.3750	01/15/34	220,283
560,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		8.6250	03/15/29	584,768
775,000	Delek Logistics Partners, L.P. / Delek Logistics(a)		7.3750	06/30/33	787,005
1,290,000	Excelerate Energy, L.P.(a)		8.0000	05/15/30	1,362,537
899,000	Genesis Energy, L.P. / Genesis Energy Finance		8.8750	04/15/30	948,052
120,000	Genesis Energy, L.P. / Genesis Energy Finance		7.8750	05/15/32	123,674
530,000	Genesis Energy, L.P. / Genesis Energy Finance		8.0000	05/15/33	548,015
1,322,000	Harvest Midstream I, L.P.(a)		7.5000	09/01/28	1,342,026
625,000	Harvest Midstream I, L.P.(a)		7.5000	05/15/32	648,166
615,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a),(b)		5.7500	02/01/29	603,720
476,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		6.0000	02/01/31	452,342
795,000	Hilcorp Energy I, L.P. / Hilcorp Finance Company(a)		7.2500	02/15/35	767,087
1,060,000	Howard Midstream Energy Partners, LLC(a)		7.3750	07/15/32	1,111,812
180,000	Howard Midstream Energy Partners, LLC(a)		6.6250	01/15/34	185,653
1,935,000	ITT Holdings, LLC(a)		6.5000	08/01/29	1,875,842
935,000	Murphy Oil USA, Inc.		4.7500	09/15/29	924,996
633,000	NGL Energy Partners, L.P.(a)		8.1250	02/15/29	648,180
686,000	NGL Energy Partners, L.P.(a)		8.3750	02/15/32	702,111
790,000	Northern Oil & Gas, Inc.(a)		7.8750	10/15/33	770,098
554,000	NuStar Logistics, L.P.		6.3750	10/01/30	577,365
1,304,000	Strathcona Resources Ltd.(a)		6.8750	08/01/26	1,304,867
120,000	Sunoco, L.P.(a)		5.6250	03/15/31	120,144

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	OIL & GAS PRODUCERS — 11.8% (Continued)
390,000	Sunoco, L.P.(a)		7.2500	05/01/32	$411,502
615,000	Sunoco, L.P.(a)		5.8750	03/15/34	615,312
114,000	Talos Production, Inc.(a)		9.0000	02/01/29	117,298
805,000	Talos Production, Inc.(a)		9.3750	02/01/31	823,908
2,202,000	Venture Global LNG, Inc.(a),(b)		8.3750	06/01/31	2,262,768
1,210,000	Vital Energy, Inc.(a),(b)		7.8750	04/15/32	1,151,264
824,000	Wildfire Intermediate Holdings, LLC(a)		7.5000	10/15/29	824,505
					27,396,607
	OIL & GAS SERVICES & EQUIPMENT — 2.3%
1,020,000	Archrock Partners, L.P. / Archrock Partners(a)		6.6250	09/01/32	1,049,307
69,688	Atlas Energy Solutions, Inc. (g)		5.0000	01/31/26	68,642
915,000	Kodiak Gas Services, LLC(a)		7.2500	02/15/29	950,716
262,000	Kodiak Gas Services, LLC(a)		6.5000	10/01/33	268,681
268,000	Kodiak Gas Services, LLC(a)		6.7500	10/01/35	276,170
448,000	Nabors Industries, Inc.(a)		7.3750	05/15/27	455,023
1,035,000	Valaris Ltd.(a)		8.3750	04/30/30	1,081,860
650,000	WBI Operating, LLC(a)		6.2500	10/15/30	650,452
455,000	WBI Operating, LLC(a)		6.5000	10/15/33	454,984
					5,255,835
	PUBLISHING & BROADCASTING — 0.3%
740,000	Belo Corporation		7.7500	06/01/27	775,527

	REAL ESTATE INVESTMENT TRUSTS — 1.0%
93,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a)		3.3750	06/15/26	92,106
1,175,000	HAT Holdings I, LLC / HAT Holdings II, LLC(a),(b)		3.7500	09/15/30	1,083,559
51,000	Service Properties Trust(a),(d)		—	09/30/27	45,010
95,000	Service Properties Trust		8.3750	06/15/29	94,568
905,000	Service Properties Trust		8.8750	06/15/32	893,585
					2,208,828
	REAL ESTATE OWNERS & DEVELOPERS — 0.8%
613,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	648,660
1,234,000	Kennedy-Wilson, Inc.		4.7500	03/01/29	1,168,976
					1,817,636

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	REAL ESTATE SERVICES — 0.4%
1,019,000	Cushman & Wakefield US Borrower, LLC(a)		6.7500	05/15/28	$1,027,885

	RENEWABLE ENERGY — 0.5%
533,000	Atlantica Sustainable Infrastructure plc(a)		4.1250	06/15/28	516,320
554,000	EnerSys(a)		4.3750	12/15/27	547,423
95,000	EnerSys(a)		6.6250	01/15/32	97,756
					1,161,499
	RETAIL - CONSUMER STAPLES — 0.8%
506,000	Albertsons Companies Inc / Safeway Inc / New(a)		5.8750	02/15/28	507,160
110,000	Albertsons Companies, Inc.(a)		5.5000	03/31/31	111,009
363,000	Albertsons Companies, Inc.(a)		5.7500	03/31/34	364,891
730,000	Albertsons Companies, Inc. / Safeway, Inc. / New(a)		6.2500	03/15/33	751,329
					1,734,389
	RETAIL - DISCRETIONARY — 3.6%
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(a),(b)		8.2500	01/15/30	511,508
441,000	Avis Budget Car Rental, LLC / Avis Budget Finance,(a),(b)		8.3750	06/15/32	452,492
1,003,000	Champions Financing, Inc.(a),(b)		8.7500	02/15/29	973,687
512,000	Hertz Corporation (The)(a)		4.6250	12/01/26	497,493
445,000	Hertz Corporation (The)(a),(b)		12.6250	07/15/29	440,983
1,392,000	Kohl’s Corporation		5.1250	05/01/31	1,090,933
901,000	LBM Acquisition, LLC(a)(b)		6.2500	01/15/29	823,153
695,000	LBM Acquisition, LLC(a)		9.5000	06/15/31	728,881
365,125	Park River Holdings, Inc.(a)		8.7500	12/31/30	366,684
755,000	Park River Holdings, Inc.(a)		8.0000	03/15/31	778,429
320,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		7.5000	09/15/32	319,531
750,000	PetSmart, Inc. / PetSmart Finance Corporation(a)		10.0000	09/15/33	755,049
518,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	537,489
					8,276,312
	SEMICONDUCTORS — 0.6%
670,000	Amkor Technology, Inc.(a)		5.8750	10/01/33	682,404
745,000	Entegris Escrow Corporation(a)		5.9500	06/15/30	756,651
					1,439,055

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	SOFTWARE — 2.2% (Continued)
940,000	Capstone Borrower, Inc.(a)		8.0000	06/15/30	$960,026
795,000	Cloud Software Group, Inc.(a)		6.6250	08/15/33	797,517
275,000	Gen Digital, Inc.(a)		6.2500	04/01/33	283,770
606,000	NortonLifeLock, Inc.(a)		7.1250	09/30/30	626,732
636,000	Open Text Corporation(a)		3.8750	12/01/29	602,533
1,132,000	Picard Midco, Inc.(a)		6.5000	03/31/29	1,141,852
1,503,240	Rackspace Finance, LLC(a)		3.5000	05/15/28	593,780
					5,006,210
	SPECIALTY FINANCE — 9.6%
536,000	Air Lease Corporation(c)	H15T5Y + 4.076%	4.6500	06/15/70	530,871
1,220,000	Aircastle Ltd.(a),(c)	H15T5Y + 4.410%	5.2500	09/15/71	1,214,166
1,189,000	Ally Financial, Inc.(b)		6.7000	02/14/33	1,239,637
226,000	Ally Financial, Inc.(c)	H15T5Y + 2.450%	6.6460	01/17/40	226,554
1,405,000	Apollo Commercial Real Estate Finance, Inc.(a),(b)		4.6250	06/15/29	1,353,652
1,350,000	Arbor Realty SR, Inc.(a)		7.8750	07/15/30	1,373,413
1,096,000	Blackstone Mortgage Trust, Inc.(a)		7.7500	12/01/29	1,155,476
471,000	Bread Financial Holdings, Inc.(a)		9.7500	03/15/29	503,027
539,000	Bread Financial Holdings, Inc.(a)		6.7500	05/15/31	542,653
660,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	654,631
200,000	Burford Capital Global Finance, LLC(a)		6.8750	04/15/30	198,914
1,435,000	Cobra AcquisitionCo, LLC(a)		6.3750	11/01/29	1,210,742
600,000	Credit Acceptance Corporation(a)		9.2500	12/15/28	629,997
463,000	Credit Acceptance Corporation(a)		6.6250	03/15/30	463,183
563,000	EZCORP, Inc.(a)		7.3750	04/01/32	596,891
436,000	FirstCash, Inc.(a),(b)		4.6250	09/01/28	430,152
175,000	FirstCash, Inc.(a)		5.6250	01/01/30	175,832
330,000	FirstCash, Inc.(a)		6.8750	03/01/32	343,248
328,000	goeasy Ltd.(a)		7.6250	07/01/29	330,543
940,000	goeasy Ltd.(a),(b)		6.8750	05/15/30	921,032
255,000	goeasy Ltd.(a)		6.8750	02/15/31	249,343
584,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.2500	02/01/27	578,528
805,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		4.7500	06/15/29	789,944
1,575,000	Pattern Energy Operations, L.P. / Pattern Energy(a)		4.5000	08/15/28	1,536,299
1,105,000	Phoenix Aviation Capital Ltd.(a)		9.2500	07/15/30	1,165,031

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	SPECIALTY FINANCE — 9.6% (Continued)
1,124,000	Planet Financial Group, LLC(a)		10.5000	12/15/29	$1,166,413
554,000	Rfna, L.P.(a),(b)		7.8750	02/15/30	551,790
1,125,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,171,366
720,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	737,916
					22,041,244
	STEEL — 2.0%
1,031,000	Allegheny Technologies, Inc.		4.8750	10/01/29	1,028,430
950,000	Cleveland-Cliffs, Inc.(a),(b)		7.0000	03/15/32	972,202
565,000	Cleveland-Cliffs, Inc.(a)		7.3750	05/01/33	585,246
735,000	Cleveland-Cliffs, Inc.(a)		7.6250	01/15/34	764,486
95,000	Cleveland-Cliffs, Inc.		6.2500	10/01/40	80,958
1,177,000	Commercial Metals Company		3.8750	02/15/31	1,101,345
					4,532,667
	TECHNOLOGY HARDWARE — 1.8%
392,000	EquipmentShare.com, Inc.(a)		8.0000	03/15/33	389,371
1,020,000	Imola Merger Corporation(a)		4.7500	05/15/29	1,006,962
248,000	NCR Corporation(a)		5.1250	04/15/29	245,650
163,000	Seagate Data Storage Technology Pte Ltd.(a)		4.1250	01/15/31	153,505
550,000	Seagate Data Storage Technology Pte Ltd.(a)		5.7500	12/01/34	563,292
1,030,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	996,384
877,000	Viasat, Inc.(a)		7.5000	05/30/31	824,214
					4,179,378
	TECHNOLOGY SERVICES — 4.0%
660,000	Block, Inc.		6.5000	05/15/32	685,177
180,000	Block, Inc.(a)		6.0000	08/15/33	184,194
705,000	Fortress Intermediate 3, Inc.(a)		7.5000	06/01/31	735,665
710,000	GTCR W-2 Merger Sub, LLC(a)		7.5000	01/15/31	754,567
480,000	ION Platform Finance US, Inc.(a)		7.8750	09/30/32	468,977
864,000	ION Platform Finance US, Inc. / ION Platform(a)		4.6250	05/01/28	824,247
417,000	ION Platform Finance US, Inc. / ION Platform(a)		5.7500	05/15/28	397,771
415,000	ION Platform Finance US, Inc. / ION Platform(a)		9.5000	05/30/29	424,480
1,470,000	Mobius Merger Sub, Inc.(a)		9.0000	06/01/30	1,225,936
1,920,000	Neptune Bidco US, Inc.(a)		9.2900	04/15/29	1,897,746
724,000	Shift4 Payments, LLC / Shift4 Payments Finance(a)		6.7500	08/15/32	747,082

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	TECHNOLOGY SERVICES — 4.0% (Continued)
964,000	WEX, Inc.(a)		6.5000	03/15/33	$986,805
					9,332,647
	TELECOMMUNICATIONS — 4.2%
632,000	Bell Telephone Company of Canada or Bell Canada(c)	H15T5Y + 2.390%	6.8750	09/15/55	660,416
445,000	Bell Telephone Company of Canada or Bell Canada(c)	H15T5Y + 2.363%	7.0000	09/15/55	468,116
1,585,000	C&W Senior Finance Ltd.(a),(b)		9.0000	01/15/33	1,617,965
750,000	Connect Finco S.A.RL / Connect US Finco, LLC(a),(b)		9.0000	09/15/29	795,059
223,000	Iliad Holding S.A.SU(a)		8.5000	04/15/31	239,810
2,076,000	Iliad Holding S.A.SU(a)		7.0000	04/15/32	2,127,008
245,000	Rogers Communications, Inc.(c)	H15T5Y + 2.653%	7.0000	04/15/55	256,924
867,000	Rogers Communications, Inc.(b),(c)	H15T5Y + 2.620%	7.1250	04/15/55	927,998
254,000	Sable International Finance Ltd.(a)		7.1250	10/15/32	254,402
939,000	Vmed O2 UK Financing I plc(a)		7.7500	04/15/32	974,527
181,802	Zayo Group Holdings, Inc.(a)		9.2500	03/09/30	172,946
1,227,054	Zayo Group Holdings, Inc.(a)		9.0000	09/09/30	1,120,938
					9,616,109
	TRANSPORTATION & LOGISTICS — 2.2%
575,000	Air Canada(a)		3.8750	08/15/26	570,964
350,000	American Airlines, Inc.(a)		7.2500	02/15/28	358,355
1,135,000	American Airlines, Inc.(a),(b)		8.5000	05/15/29	1,184,959
1,014,000	Star Leasing Company, LLC(a)		7.6250	02/15/30	958,781
1,015,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	1,074,316
271,000	United Airlines, Inc.(a)		4.3750	04/15/26	270,622
520,000	United Airlines, Inc.(a)		4.6250	04/15/29	515,343
					4,933,340
	WHOLESALE - CONSUMER STAPLES — 0.7%
1,036,000	C&S Group Enterprises, LLC(a)		5.0000	12/15/28	946,097
695,000	Performance Food Group, Inc.(a)		4.2500	08/01/29	678,624
					1,624,721

See accompanying notes which are an integral part of these financial statements.

DUNHAM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 93.5% (Continued)
	WHOLESALE - DISCRETIONARY — 0.5%
1,035,000	Verde Purchaser, LLC(a)	10.5000	11/30/30	$1,078,391
	TOTAL CORPORATE BONDS (Cost $213,375,659)			216,176,951

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 19.7%
	MONEY MARKET FUND - 5.7%
13,254,707	First American Government Obligations Fund Class Z, 4.02% (Cost $13,254,707)(f)			13,254,707

	COLLATERAL FOR SECURITIES LOANED - 14.0%
32,388,190	Mount Vernon Liquid Assets Portfolio, 4.10% (Cost $32,388,190)(e),(f)			$32,388,190
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,642,897)			45,642,897

	TOTAL INVESTMENTS - 113.2% (Cost $259,018,556)			$261,819,848
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%			(30,583,228)
	NET ASSETS - 100.0%			$231,236,620

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $193,938,742 or 83.9% of net assets.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $31,195,952 at October 31, 2025.

(c)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(d)	Zero coupon bond.

(e)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $32,388,190 at October 31, 2025.

(f)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(g)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $68,642.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 0.0%(a)
	RESIDENTIAL MORTGAGE — 0.0%(a)
4,466 EUR	Fondo de Titulizacion de Activos Santander Series 2 A(d)	EUR003M + 0.150%	2.1540	01/18/49	$5,116

	TOTAL ASSET BACKED SECURITIES (Cost $4,744)				5,116

	CONVERTIBLE BONDS — 0.4%
	ENGINEERING & CONSTRUCTION — 0.4%
400,000 USD	HTA Group Ltd./Mauritius		2.8750	03/18/27	397,832

	TOTAL CONVERTIBLE BONDS (Cost $394,139)				397,832

	CORPORATE BONDS — 57.3%
	AEROSPACE & DEFENSE — 0.2%
200,000 EUR	Airbus S.E.		2.3750	04/07/32	225,957

	APPAREL & TEXTILE PRODUCTS — 0.2%
200,000 EUR	Beach Acquisition Bidco, LLC(c)		5.2500	07/15/32	237,520

	ASSET MANAGEMENT — 1.4%
250,000 EUR	Blackrock, Inc.		3.7500	07/18/35	298,408
335,000 USD	Brookfield Asset Management Ltd.		5.7950	04/24/35	350,486
100,000 EUR	JAB Holdings BV		1.0000	12/20/27	111,660
200,000 EUR	JAB Holdings BV		2.5000	06/25/29	228,001
83,000 USD	MDGH GMTN RSC Ltd.(c)		5.8750	05/01/34	91,435
400,000 USD	UBS Group A.G.(c),(d)	H15T1Y + 1.100%	2.7460	02/11/33	358,003
					1,437,993
	AUTOMOTIVE — 1.6%
330,000 USD	Aptiv plc / Aptiv Global Financing DAC(d)	H15T5Y + 3.385%	6.8750	12/15/54	337,406
325,000 USD	Hyundai Capital Services, Inc.(c)		5.2500	01/22/28	331,593
300,000 EUR	Mercedes-Benz Group A.G.		0.7500	02/08/30	319,494
250,000 EUR	Stellantis N.V.		4.2500	06/16/31	296,993
123,000 USD	Uzauto Motors AJ(c)		4.8500	05/04/26	121,327

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	AUTOMOTIVE — 1.6% (Continued)
300,000 EUR	Volkswagen International Finance N.V.		1.8750	03/30/27	$342,634
					1,749,447
	BANKING — 6.6%
200,000 USD	African Export-Import Bank (The)		2.6340	05/17/26	197,286
330,000 USD	ASB Bank Ltd.(c),(d)	H15T5Y + 2.250%	5.2840	06/17/32	334,004
340,000 USD	Australia & New Zealand Banking Group Ltd.(c),(d)	H15T10Y + 1.350%	5.8160	06/18/36	354,067
300,000 EUR	Banco Bilbao Vizcaya Argentaria S.A. (b)		3.5000	02/10/27	349,937
339,000 USD	Banco Davivienda S.A.(c),(d)	H15T5Y + 4.588%	8.1250	07/02/35	350,763
48,000 USD	Banco de Credito del Peru S.A.(c),(d)	H15T5Y + 2.486%	6.4500	07/30/35	49,922
276,000 USD	Banco de Credito e Inversiones S.A.(c),(d)	H15T5Y + 3.767%	7.5000	12/15/73	291,114
206,000 USD	Banco Mercantil del Norte S.A.(c),(d)	H15T10Y + 5.034%	6.6250	01/24/70	202,625
572,000 USD	Banco Mercantil del Norte S.A.(c),(d)	H15T5Y + 4.072%	8.3750	11/20/74	598,949
340,000 USD	Bank of America Corporation(d)	SOFRRATE + 1.738%	5.5180	10/25/35	348,722
350,000 USD	Barclays PLC(d)	SOFRRATE + 1.910%	5.3350	09/10/35	354,896
300,000 USD	BPCE S.A.(c),(d)	H15T1Y + 2.791%	6.5080	01/18/35	319,906
200,000 EUR	CaixaBank S.A.		4.2500	09/06/30	245,277
310,000 USD	Deutsche Bank A.G.(d)	SOFRRATE + 3.650%	7.0790	02/10/34	339,785
325,000 USD	HSBC Holdings PLC(d)	SOFRRATE + 1.290%	5.2860	11/19/30	335,162
200,000 EUR	Intesa Sanpaolo SpA		5.1250	08/29/31	255,984
440,000 USD	Mizuho Financial Group, Inc.		2.5640	09/13/31	392,117
315,000 USD	NatWest Group PLC(d)	H15T5Y + 2.200%	6.4750	06/01/34	330,361
236,000 USD	NBK Tier 1 Ltd.(c),(d)	CMTUSD6Y + 2.403%	6.3750	07/10/73	244,219
310,000 USD	Societe Generale S.A.(c),(d)	H15T1Y + 2.950%	6.6910	01/10/34	337,733
365,000 USD	Standard Chartered PLC(c),(d)	H15T5Y + 2.300%	3.2650	02/18/36	336,644
330,000 USD	Toronto-Dominion Bank (The)(d)	H15T5Y + 4.075%	8.1250	10/31/82	348,988
117,000 USD	Yapi ve Kredi Bankasi A/S(c),(e)		7.1250	10/10/29	120,621
					7,039,082
	BEVERAGES — 0.3%
245,000 EUR	Molson Coors Beverage Company		3.8000	06/15/32	289,418

	BIOTECH & PHARMA — 2.9%
300,000 EUR	Bayer A.G.		1.3750	07/06/32	306,714

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	BIOTECH & PHARMA — 2.9% (Continued)
490,000 EUR	Cheplapharm Arzneimittel GmbH		7.5000	05/15/30	$582,564
335,000 USD	EMD Finance, LLC(c)		5.0000	10/15/35	335,947
370,000 EUR	Grifols S.A.		3.8750	10/15/28	417,041
220,000 EUR	Organon & Company / Organon Foreign Debt Co-Issuer		2.8750	04/30/28	242,876
340,000 EUR	Perrigo Finance Unlimited Company		5.3750	09/30/32	407,744
300,000 EUR	Takeda Pharmaceutical Company Ltd.		1.0000	07/09/29	324,211
200,000 EUR	Utah Acquisition Sub, Inc.		3.1250	11/22/28	231,870
					2,848,967
	CABLE & SATELLITE — 1.0%
580,000 EUR	Altice Financing S.A.		4.2500	08/15/29	497,569
475,000 EUR	United Group BV		4.6250	08/15/28	549,011
					1,046,580
	CHEMICALS — 2.2%
205,000 USD	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	82,633
330,000 EUR	INEOS Finance plc(c)		7.2500	03/31/31	351,002
390,000 EUR	INEOS Quattro Finance 2 PLC		8.5000	03/15/29	418,458
500,000 EUR	Maxam Prill Sarl(c)		6.0000	07/15/30	586,836
202,000 USD	OCP S.A.(c)		7.5000	05/02/54	226,205
224,000 USD	Orbia Advance Corp S.A.B. de C.V.(c)		7.5000	05/13/35	223,160
321,000 USD	Sasol Financing USA, LLC		4.3750	09/18/26	319,620
105,000 USD	Sasol Financing USA, LLC		6.5000	09/27/28	103,584
					2,311,498
	COMMERCIAL SUPPORT SERVICES — 0.4%
35,000 USD	Sodexo, Inc.(c)		5.1500	08/15/30	35,884
330,000 USD	Sodexo, Inc.(c)		5.8000	08/15/35	345,147
					381,031
	CONSTRUCTION MATERIALS — 0.6%
68,000 USD	Cemex S.A.B. de C.V.(c),(d)	H15T5Y + 4.534%	5.1250	09/08/69	67,076
198,000 USD	Cemex S.A.B. de C.V.(c),(d)	H15T5Y + 0.250%	7.2000	09/10/73	205,959
325,000 EUR	Holcim Finance Luxembourg S.A.		0.5000	09/03/30	336,367
					609,402
	CONSUMER SERVICES — 0.0%(a)
32,000 USD	Amazon Conservation DAC(c)		6.0340	01/16/42	33,042

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	CONTAINERS & PACKAGING — 0.1%
320,000 EUR	Kleopatra Finco Sarl		4.2500	03/01/26	$149,164

	ELEC & GAS MARKETING & TRADING — 0.3%
300,000 EUR	Orsted A/S		1.5000	11/26/29	325,070

	ELECTRIC UTILITIES — 5.2%
260,000 USD	Adani Electricity Mumbai Ltd.(c)		3.9490	02/12/30	244,301
160,409 USD	Adani Green Energy UP Ltd. / Prayatna Developers(c)		6.7000	03/12/42	158,664
252,945 USD	Adani Renewable Energy RJ Ltd./Kodangal Solar(c)		4.6250	10/15/39	218,231
208,000 USD	Adani Transmission Step-One Ltd.(c)		4.0000	08/03/26	206,292
162,000 USD	Aydem Yenilenebilir Enerji A/S(c)		9.8750	09/30/30	159,886
315,000 USD	Capital Power US Holdings, Inc.(c)		6.1890	06/01/35	329,973
43,000 USD	Comision Ejecutiva Hidroelectrica del Rio Lempa(c)		8.6500	01/24/33	45,602
12,000 USD	Comision Federal de Electricidad(c)		6.4500	01/24/35	12,290
285,000 EUR	E.ON S.E.		3.5000	03/25/32	337,995
310,000 USD	Electricite de France S.A.(c)		6.9000	05/23/53	346,750
205,000 USD	Enel Finance International N.V.(c)		6.0000	10/07/39	216,608
125,000 USD	Enel Finance International N.V.(c)		5.5000	06/15/52	119,860
100,000 EUR	Energo-Pro A/S(c)		8.0000	05/27/30	122,505
290,000 USD	Engie S.A.(c)		5.6250	04/10/34	304,248
223,000 USD	Eskom Holdings SOC Ltd.(c)		8.4500	08/10/28	239,295
216,000 USD	Generacion Mediterranea S.A. / Central Termica(c)		11.0000	11/01/31	123,298
143,590 USD	Greenko Dutch BV(c)		3.8500	03/29/26	142,267
226,548 USD	Minejesa Capital BV(c)		4.6250	08/10/30	226,435
220,000 USD	Minejesa Capital BV(c)		5.6250	08/10/37	219,580
169,400 USD	Mong Duong Finance Holdings BV(c)		5.1250	05/07/29	167,918
490,800 USD	MSU Energy S.A.(c)		9.7500	12/05/30	458,898
300,000 EUR	National Grid PLC		0.1630	01/20/28	328,862
300,000 EUR	Naturgy Finance BV		1.5000	01/29/28	338,770
8,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		3.3750	02/05/30	7,685
31,000 USD	Perusahaan Perseroan Persero PT Perusahaan Listrik		4.0000	06/30/50	23,539
105,000 USD	Saavi Energia Sarl(c)		8.8750	02/10/35	113,006
270,000 USD	YPF Energia Electrica S.A.(c)		7.8750	10/16/32	269,130
148,000 USD	Zorlu Enerji Elektrik Uretim A/S(c)		11.0000	04/23/30	133,050

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	ELECTRIC UTILITIES — 5.2% (Continued)
					$5,614,938
	ELECTRICAL EQUIPMENT — 0.2%
200,000 EUR	TK Elevator Midco GmbH		4.3750	07/15/27	231,254

	ENGINEERING & CONSTRUCTION — 1.8%
420,000 USD	ATP Tower Holdings / Andean Telecom Partners Chile(c)		7.8750	02/03/30	432,174
200,000 EUR	Cellnex Finance Company S.A.		2.0000	02/15/33	208,978
315,000 USD	HTA Group Ltd./Mauritius(c)		7.5000	06/04/29	327,417
233,000 USD	IHS Holding Ltd.(c)		6.2500	11/29/28	233,038
260,000 USD	IHS Holding Ltd.(c)		7.8750	05/29/30	265,664
320,000 USD	IHS Holding Ltd.(c)		8.2500	11/29/31	334,122
82,497 USD	IHS Netherlands Holdco BV(c)		8.0000	09/18/27	82,770
					1,884,163
	ENTERTAINMENT CONTENT — 0.5%
260,000 GBP	Pinewood Finco PLC(c)		6.0000	03/27/30	345,331
100,000 GBP	Pinewood Finco PLC		6.0000	03/27/30	132,819
					478,150
	FOOD — 0.9%
119,000 USD	Adecoagro S.A.(c)		7.5000	07/29/32	112,580
300,000 EUR	Danone S.A.		3.0710	09/07/32	345,440
400,000 EUR	Froneri Lux FinCompany S.A.RL(c)		4.7500	08/01/32	471,069
96,000 USD	Minerva Luxembourg S.A.(c)		4.3750	03/18/31	88,604
					1,017,693
	INDUSTRIAL SUPPORT SERVICES — 0.8%
320,000 USD	Ashtead Capital, Inc.(c)		5.9500	10/15/33	338,420
100,000 EUR	Motability Operations Group PLC		3.6250	01/22/33	116,313
200,000 GBP	Motability Operations Group PLC		5.6250	01/24/54	243,548
239,000 USD	Vamos Europe S.A.(c)		9.2000	01/26/31	223,355
					921,636
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
175,000 USD	Nomura Holdings, Inc.		2.1720	07/14/28	165,707

	INSURANCE — 1.5%
300,000 EUR	Allianz S.E.(d)	EUR003M + 3.350%	3.0990	07/06/47	347,825

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	INSURANCE — 1.5% (Continued)
490,000 EUR	Ardonagh Finco Ltd.		6.8750	02/15/31	$588,599
280,000 USD	Nippon Life Insurance Company(c),(d)	H15T5Y + 2.954%	6.2500	09/13/53	298,429
350,000 USD	Sumitomo Life Insurance Company(c),(d)	H15T5Y + 2.651%	5.8750	09/10/55	358,045
					1,592,898
	INTERNET MEDIA & SERVICES — 0.8%
250,000 EUR	Booking Holdings, Inc.		4.5000	11/15/31	310,362
200,000 USD	Prosus N.V.(c)		3.0610	07/13/31	182,135
127,000 USD	Prosus N.V.		3.0610	07/13/31	115,656
269,000 USD	Prosus N.V.(c)		3.8320	02/08/51	184,066
					792,219
	LEISURE FACILITIES & SERVICES — 2.8%
350,000 GBP	888 Acquisitions Ltd.(c)		10.7500	05/15/30	451,926
400,000 EUR	Accor S.A.(d)	EUSA5 + 4.105%	7.2500	10/11/73	510,431
300,000 EUR	Flutter Treasury DAC		4.0000	06/04/31	346,844
106,000 USD	Melco Resorts Finance Ltd.(c)		5.7500	07/21/28	105,752
388,000 USD	Melco Resorts Finance Ltd.		5.7500	07/21/28	387,094
59,000 USD	Melco Resorts Finance Ltd.(c)		5.3750	12/04/29	58,345
200,000 USD	Melco Resorts Finance Ltd.		5.3750	12/04/29	197,779
400,000 EUR	Motion Bondco DAC		4.5000	11/15/27	438,833
384,000 USD	Studio City Finance Ltd.(c),(e)		5.0000	01/15/29	367,933
					2,864,937
	MACHINERY — 0.3%
250,000 EUR	Smiths Group PLC		2.0000	02/23/27	286,066

	MEDICAL EQUIPMENT & DEVICES — 0.5%
300,000 USD	180 Medical, Inc.(c)		5.3000	10/08/35	297,474
200,000 EUR	Medtronic Global Holdings SCA		0.7500	10/15/32	198,291
					495,765
	METALS & MINING — 1.9%
14,000 USD	Corp Nacional del Cobre de Chile(c)		6.3300	01/13/35	14,992
6,000 USD	Corp Nacional del Cobre de Chile(c)		3.7000	01/30/50	4,367
151,000 USD	Freeport Indonesia PT		5.3150	04/14/32	154,343
300,000 EUR	Glencore Capital Finance DAC		1.1250	03/10/28	335,929
26,000 USD	Indonesia Asahan Aluminium Persero PT(c)		5.8000	05/15/50	25,835

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	METALS & MINING — 1.9% (Continued)
498,005 USD	Samarco Mineracao S.A.(c),(e)		9.0000	06/30/31	$498,311
217,000 USD	Vedanta Resources Finance II PLC(c)		10.2500	06/03/28	224,462
109,000 USD	Vedanta Resources Finance II PLC(c)		10.8750	09/17/29	114,360
103,000 USD	Vedanta Resources Finance II PLC(c)		9.4750	07/24/30	104,582
232,000 USD	Volcan Cia Minera S.A.A(c)		8.5000	10/28/32	235,665
178,000 USD	WE Soda Investments Holding PLC(c)		9.5000	10/06/28	178,760
					1,891,606
	OIL & GAS PRODUCERS — 8.6%
309,000 USD	3R Lux S.A.RL(c)		9.7500	02/05/31	317,019
16,000 USD	Abu Dhabi Crude Oil Pipeline, LLC(c)		3.6500	11/02/29	15,783
78,000 USD	AI Candelaria Spain S.A.(c)		5.7500	06/15/33	70,845
687,000 USD	AI Candelaria Spain S.A.(e)		5.7500	06/15/33	623,982
200,000 USD	Azule Energy Finance plc(c)		8.1250	01/23/30	201,299
335,000 USD	BP Capital Markets plc(d)	H15T5Y + 4.398%	4.8750	12/22/00	335,330
33,000 USD	Energean Israel Finance Ltd.(c)		5.3750	03/30/28	32,451
215,000 USD	Energean Israel Finance Ltd.(c)		5.8750	03/30/31	208,018
253,000 USD	Energean PLC(c)		6.5000	04/30/27	252,855
164,000 USD	Energean PLC		6.5000	04/30/27	163,906
250,000 EUR	Eni SpA		2.0000	05/18/31	275,797
390,000 USD	Geopark Ltd.(c)		8.7500	01/31/30	368,636
273,000 USD	Gran Tierra Energy, Inc.(c)		9.5000	10/15/29	221,901
250,000 USD	Harbour Energy PLC(c)		6.3270	04/01/35	256,052
54,000 USD	KazMunayGas National Company JSC(c)		5.7500	04/19/47	51,189
99,000 USD	KazMunayGas National Company JSC(c)		6.3750	10/24/48	100,090
298,000 USD	Kosmos Energy Ltd.		7.7500	05/01/27	280,364
48,000 USD	Kosmos Energy Ltd.		7.5000	03/01/28	38,452
56,000 USD	Kosmos Energy Ltd.(c)		8.7500	10/01/31	37,679
258,000 USD	Leviathan Bond Ltd.		6.5000	06/30/27	259,697
110,000 USD	Leviathan Bond Ltd.(c)		6.7500	06/30/30	111,327
461,578 USD	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	379,556
100,000 USD	Medco Bell Pte Ltd.		6.3750	01/30/27	100,327
216,000 USD	Medco Laurel Tree Pte Ltd.(c)		6.9500	11/12/28	217,148
1,625,000 USD	PDVSA(f)		9.0000	11/17/21	368,875
460,000 USD	Petroleos de Venezuela S.A.(f)		0.0000	05/17/35	112,010

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	OIL & GAS PRODUCERS — 8.6% (Continued)
217,000 USD	Petroleos del Peru S.A.		4.7500	06/19/32	$186,309
114,000 USD	Petroleos Mexicanos		5.9500	01/28/31	111,582
99,000 USD	Petroleos Mexicanos		6.7000	02/16/32	98,972
435,000 USD	Petroleos Mexicanos		6.3500	02/12/48	349,012
197,000 USD	Petroleos Mexicanos		7.6900	01/23/50	178,810
265,000 USD	Petroleos Mexicanos		6.9500	01/28/60	218,448
14,000 USD	Petronas Capital Ltd.		2.4800	01/28/32	12,594
272,000 USD	Raizen Fuels Finance S.A.(c)		6.4500	03/05/34	231,710
12,000 USD	Saudi Arabian Oil Company(c)		5.8750	07/17/64	11,996
330,000 USD	SierraCol Energy Andina, LLC(c)		6.0000	06/15/28	323,602
335,000 USD	South Bow USA Infrastructure Holdings, LLC		5.5840	10/01/34	336,291
300,000 EUR	TotalEnergies Capital Canada Ltd.		2.1250	09/18/29	339,390
277,000 USD	Trident Energy Finance PLC(c)		12.5000	11/30/29	283,426
191,000 USD	Uzbekneftegaz JSC(c)		8.7500	05/07/30	203,898
478,000 USD	YPF S.A.(c),(e)		9.5000	01/17/31	504,661
					8,791,289
	OIL & GAS SERVICES & EQUIPMENT — 2.6%
398,000 USD	FORESEA Holding S.A.(c),(e)		7.5000	06/15/30	390,216
393,256 USD	MV24 Capital BV(c)		6.7480	06/01/34	391,450
320,000 USD	NewCompany Holding USD 20 Sarl(c),(e)		9.3750	11/07/29	329,600
403,750 USD	OHI Group S.A.(c)		13.0000	07/22/29	417,276
624,454 USD	Poinsettia Finance Ltd.		6.6250	06/17/31	621,619
413,039 USD	Yinson Boronia Production BV(c)		8.9470	07/31/42	451,532
					2,601,693
	PUBLISHING & BROADCASTING — 0.3%
300,000 EUR	Bertelsmann S.E. & Company KGaA		3.5000	05/29/29	354,879

	REAL ESTATE OWNERS & DEVELOPERS — 0.8%
700,000 USD	China SCE Group Holdings Ltd.(f)		7.0000	05/02/25	29,838
200,000 USD	Country Garden Holdings Company Ltd.		4.8000	08/06/30	19,500
200,000 EUR	CPI Property Group S.A.(g)		1.6250	04/23/27	228,941
100,000 EUR	CPI Property Group S.A.(d)	EUAMDB05 + 5.232%	7.5000	06/24/73	109,781
330,000 USD	MAF Global Securities Ltd.(d)	H15T5Y + 3.539%	6.3750	09/20/70	331,074

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.8% (Continued)
61,867 USD	Port Of Spain Waterfront Development		7.8750	02/19/40	$62,839
					781,973
	REIT — 0.7%
400,000 EUR	Iron Mountain, Inc.(c)		4.7500	01/15/34	463,620
250,000 EUR	Prologis Euro Finance, LLC		4.6250	05/23/33	312,403
					776,023
	RENEWABLE ENERGY — 0.4%
190,000 USD	FS Luxembourg Sarl(c)		8.8750	02/12/31	198,455
102,000 USD	Investment Energy Resources Ltd.(c)		6.2500	04/26/29	101,604
57,000 USD	Limak Yenilenebilir Enerji A/S(c)		9.6250	08/12/30	56,375
					356,434
	RETAIL - CONSUMER STAPLES — 0.5%
200,000 EUR	Carrefour S.A.		4.3750	11/14/31	243,827
300,000 EUR	Tesco Corporate Treasury Services plc		3.3750	05/06/32	348,418
					592,245
	RETAIL - DISCRETIONARY — 0.3%
346,000 USD	Movida Europe S.A.(c),(e)		7.8500	04/11/29	316,957

	SPECIALTY FINANCE — 1.0%
400,000 USD	AerCap Ireland Capital DAC / AerCap Global		3.3000	01/30/32	369,133
330,000 USD	American Express Company(d)	SOFRRATE + 1.930%	5.6250	07/28/34	346,397
330,000 USD	Avolon Holdings Funding Ltd.(c)		5.1500	01/15/30	335,304
					1,050,834
	STEEL — 0.8%
477,000 USD	CSN Resources S.A.(c)		4.6250	06/10/31	373,286
490,000 USD	Metinvest BV(c)		7.7500	10/17/29	370,213
					743,499
	TECHNOLOGY SERVICES — 0.5%
320,000 EUR	ION Platform Finance S.A.RL(c)		7.8750	05/01/29	378,734
100,000 EUR	ION Platform Finance S.A.RL		7.8750	05/01/29	118,354
					497,088
	TELECOMMUNICATIONS — 3.0%
23,344 USD	Altice France Lux 3 / Altice Holdings 1		10.0000	01/15/33	22,015

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 57.3% (Continued)
	TELECOMMUNICATIONS — 3.0% (Continued)
150,000 EUR	Altice France S.A.(c)		7.2500	11/01/29	$173,316
16,000 USD	Millicom International Cellular S.A.(c)		4.5000	04/27/31	14,965
300,000 EUR	Orange S.A.		2.0000	01/15/29	340,972
380,000 EUR	SoftBank Group Corporation		3.8750	07/06/32	421,644
150,000 USD	Telecom Argentina S.A.(c)		9.2500	05/28/33	152,882
200,000 EUR	Telefonica Emisiones S.A.		2.5920	05/25/31	226,271
400,000 EUR	Telefonica Europe BV(d)	EUAMDB08 + 3.121%	5.7520	04/15/73	492,724
65,000 USD	Turk Telekomunikasyon A/S(c)		6.9500	10/07/32	65,764
220,000 USD	Turkcell Iletisim Hizmetleri A/S(c)		7.6500	01/24/32	230,553
261,829 USD	VF Ukraine PAT via VFU Funding plc(c)		9.6250	02/11/27	253,974
460,000 GBP	Vmed O2 UK Financing I PLC		4.5000	07/15/31	549,116
345,000 USD	Vodafone Group PLC		5.8750	06/28/64	341,991
					3,286,187
	TOBACCO & CANNABIS — 0.3%
300,000 USD	Imperial Brands Finance PLC(c)		5.5000	02/01/30	310,965

	TRANSPORTATION & LOGISTICS — 2.3%
200,000 EUR	Abertis Infraestructuras S.A.		2.3750	09/27/27	230,493
241,000 USD	Adani Ports & Special Economic Zone Ltd.(c)		3.1000	02/02/31	216,363
150,000 EUR	Autostrade per l’Italia SpA		5.1250	06/14/33	190,133
6,000 USD	DP World PLC(c)		4.7000	09/30/49	5,271
52,000 USD	Georgian Railway JSC(c)		4.0000	06/17/28	48,920
416,000 USD	Grupo Aeromexico S.A.B. de C.V.(c),(e)		8.6250	11/15/31	418,324
360,000 EUR	Heathrow Funding Ltd.		1.8750	07/12/32	379,823
480,000 EUR	Mobico Group PLC		4.8750	09/26/31	425,986
230,000 EUR	Transurban Finance Company Pty Ltd.		4.1430	04/17/35	275,355
233,000 USD	Yinson Bergenia Production BV(c)		8.4980	01/31/45	244,841
					2,435,509
	TOTAL CORPORATE BONDS (Cost $59,524,459)				59,816,778

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	LOCAL AUTHORITY — 0.3% (Continued)
150,000 CAD	Province of British Columbia Canada	3.2000	06/18/44	$91,463
250,000 CAD	Province of Ontario Canada	2.8000	06/02/48	138,447
83,574 USD	Provincia de Buenos Aires/Government Bonds(g)	5.2500	09/01/37	61,532
				291,442
	NON U.S. TREASURY — 13.4%
1,800,000 AUD	Australia Government Bond	1.2500	05/21/32	995,842
160,000 BRL	Brazil Notas do Tesouro Nacional Serie F	0.0000	01/01/31	27,153
800,000 BRL	Brazil Notas do Tesouro Nacional Serie F	10.0000	01/01/33	130,548
550,000 CAD	Canadian Government Bond	2.2500	06/01/29	388,141
400,000,000 COP	Colombian TES	7.0000	03/26/31	86,093
400,000 CZK	Czech Republic Government Bond	0.2500	02/10/27	18,198
1,830,000 CZK	Czech Republic Government Bond	1.7500	06/23/32	74,576
1,500,000 EUR	French Republic Government Bond OAT	0.2500	11/25/26	1,697,087
2,020,000 EUR	French Republic Government Bond OAT(c)	3.5000	11/25/33	2,386,213
11,900,000 HUF	Hungary Government Bond	4.7500	11/24/32	31,839
840,000,000 IDR	Indonesia Treasury Bond	6.5000	02/15/31	52,412
890,000,000 IDR	Indonesia Treasury Bond	8.7500	05/15/31	61,443
450,000,000 IDR	Indonesia Treasury Bond	6.7500	07/15/35	28,415
50,000 EUR	Ireland Government Bond	0.9000	05/15/28	56,050
130,000 EUR	Ireland Government Bond	1.3000	05/15/33	136,105
750,000 EUR	Italy Buoni Poliennali Del Tesoro	2.8000	12/01/28	878,774
640,000 EUR	Italy Buoni Poliennali Del Tesoro(c)	2.4500	09/01/33	707,396
1,430,000 EUR	Italy Buoni Poliennali Del Tesoro	4.2000	03/01/34	1,774,820
180,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	08/01/39	237,494
235,000 EUR	Italy Buoni Poliennali Del Tesoro	5.0000	09/01/40	309,816
700,000 EUR	Kingdom of Belgium Government Bond(c)	5.0000	03/28/35	930,262
850,000 MXN	Mexican Bonos	7.5000	05/26/33	43,220
1,880,000 MXN	Mexican Bonos	7.7500	11/13/42	87,357
176,000 PEN	Peru Government Bond(c)	7.3000	08/12/33	58,165
860,000 EUR	Spain Government Bond	2.5000	05/31/27	998,279
380,000 EUR	Spain Government Bond(c)	3.2500	04/30/34	446,656
170,000 EUR	Spain Government Bond	4.2000	01/31/37	213,038
250,000 EUR	Spain Government Bond	2.7000	10/31/48	240,221

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	NON U.S. TREASURY — 13.4% (Continued)
820,000 GBP	United Kingdom Gilt	4.2500	12/07/40	$1,007,724
				14,103,337
	SOVEREIGN — 16.8%
130,000 USD	Angolan Government International Bond(c)	8.0000	11/26/29	124,572
303,000 USD	Angolan Government International Bond(c)	8.7500	04/14/32	284,676
250,000 USD	Angolan Government International Bond(c)	9.1250	11/26/49	210,092
73,600 USD	Argentine Republic Government International Bond	1.0000	07/09/29	62,818
1,149,600 USD	Argentine Republic Government International Bond(g)	0.1250	07/09/30	942,671
154,000 USD	Argentine Republic Government International Bond(g)	3.5000	07/09/41	100,408
184,227 USD	Argentine Republic Government International Bond(g)	4.1250	07/09/46	126,933
46,000 USD	Benin Government International Bond(c)	7.9600	02/13/38	47,960
103,000 USD	Benin Government International Bond(c)	8.3750	01/23/41	109,790
26,000 USD	Bermuda Government International Bond(c)	4.7500	02/15/29	26,293
23,000 USD	Bermuda Government International Bond	3.3750	08/20/50	16,443
49,000 USD	Brazilian Government International Bond	6.2500	03/18/31	51,634
588,000 USD	Brazilian Government International Bond	6.0000	10/20/33	602,699
21,000 USD	Brazilian Government International Bond	4.7500	01/14/50	15,866
41,000 USD	Brazilian Government International Bond	7.1250	05/13/54	41,687
223,000 USD	Brazilian Government International Bond	7.2500	01/12/56	225,854
5,000 USD	Chile Government International Bond	2.7500	01/31/27	4,916
14,000 USD	Chile Government International Bond	2.4500	01/31/31	12,805
39,000 USD	Chile Government International Bond	2.5500	01/27/32	34,974
8,000 USD	Chile Government International Bond	5.6500	01/13/37	8,492
65,000 USD	Chile Government International Bond	3.8600	06/21/47	52,829
20,000 USD	Chile Government International Bond	3.2500	09/21/71	12,771
621,000 USD	Colombia Government International Bond	7.3750	04/25/30	666,178
154,000 USD	Colombia Government International Bond	8.5000	04/25/35	173,935
104,000 USD	Colombia Government International Bond	8.0000	11/14/35	113,620
157,000 USD	Colombia Government International Bond	8.7500	11/14/53	180,738
171,000 USD	Costa Rica Government International Bond(c)	7.3000	11/13/54	191,627
261,000 USD	Dominican Republic International Bond(c)	5.5000	02/22/29	265,972
39,000 USD	Dominican Republic International Bond(c)	4.5000	01/30/30	38,212
178,000 USD	Dominican Republic International Bond(c)	6.6000	06/01/36	188,271
149,000 USD	Dominican Republic International Bond	6.9500	03/15/37	159,229

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	SOVEREIGN — 16.8% (Continued)
28,000 USD	Dominican Republic International Bond(c)	6.9500	03/15/37	$29,922
29,000 USD	Dominican Republic International Bond	6.9500	03/15/37	30,991
41,000 USD	Dominican Republic International Bond	6.5000	02/15/48	41,494
8,000 USD	Eagle Funding Luxco Sarl(c)	5.5000	08/17/30	8,137
795,168 USD	Ecuador Government International Bond(g)	6.9000	07/31/30	727,380
52,000 USD	Egypt Government International Bond(c)	7.6000	03/01/29	54,635
436,000 USD	Egypt Government International Bond(c)	5.8750	02/16/31	419,979
179,000 USD	Egypt Government International Bond(c)	7.9030	02/21/48	155,879
59,000 USD	Egypt Government International Bond(c)	8.8750	05/29/50	55,811
320,000 USD	Egypt Government International Bond(c)	8.7500	09/30/51	298,013
44,000 USD	El Salvador Government International Bond	9.2500	04/17/30	48,015
54,000 USD	El Salvador Government International Bond(c)	8.2500	04/10/32	58,133
102,000 USD	El Salvador Government International Bond	7.6500	06/15/35	106,284
9,000 USD	El Salvador Government International Bond	7.6500	06/15/35	9,378
58,000 USD	El Salvador Government International Bond	7.6250	02/01/41	57,546
277,000 USD	El Salvador Government International Bond	7.1250	01/20/50	250,146
57,000 USD	Ethiopia International Bond(c)	6.6250	12/11/24	60,135
22,000 USD	Export-Import Bank of India	2.2500	01/13/31	19,742
200,000 USD	Gabon Government International Bond	9.5000	02/18/29	180,738
241,000 USD	Gabon Government International Bond(c)	6.6250	02/06/31	189,015
8,624 USD	Ghana Government International Bond(h)	0.0000	07/03/26	8,387
4,800 USD	Ghana Government International Bond(c),(h)	0.0000	07/03/26	4,668
38,000 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/29	37,093
11,170 USD	Ghana Government International Bond(c),(h)	0.0000	01/03/30	9,698
294,572 USD	Ghana Government International Bond(g)	5.0000	07/03/35	254,495
150,600 USD	Ghana Government International Bond(c),(g)	5.0000	07/03/35	130,110
100,000 USD	Guatemala Government Bond(c)	5.2500	08/10/29	101,200
75,000 USD	Guatemala Government Bond(c)	6.8750	08/15/55	81,031
43,000 USD	Hazine Mustesarligi Varlik Kiralama A/S(c)	8.5090	01/14/29	47,265
106,000 USD	Honduras Government International Bond(c)	8.6250	11/27/34	113,553
14,700,000 HUF	Hungary Government Bond	9.5000	10/21/26	45,018
44,000 USD	Hungary Government International Bond(c)	6.1250	05/22/28	45,888
45,000 USD	Hungary Government International Bond(c)	6.2500	09/22/32	48,551
29,000 USD	Hungary Government International Bond(c)	6.0000	09/26/35	30,508

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	SOVEREIGN — 16.8% (Continued)
31,000 USD	Hungary Government International Bond(c)	5.5000	03/26/36	$31,337
16,000 USD	Indonesia Government International Bond	4.5500	01/11/28	16,159
101,000 USD	Indonesia Government International Bond	4.8500	01/11/33	102,643
16,000 USD	Indonesia Government International Bond	5.6000	01/15/35	17,061
19,000 USD	Indonesia Government International Bond	4.2000	10/15/50	15,990
21,000 USD	Indonesia Government International Bond	3.2000	09/23/61	13,958
22,000 USD	Ivory Coast Government International Bond(c)	7.6250	01/30/33	23,265
61,000 USD	Ivory Coast Government International Bond(c)	8.2500	01/30/37	64,916
219,000 EUR	Ivory Coast Government International Bond	6.6250	03/22/48	227,573
84,000 USD	Jordan Government International Bond(c)	5.8500	07/07/30	85,063
20,000 USD	Kazakhstan Government International Bond(c)	6.5000	07/21/45	22,496
12,000 USD	KSA Sukuk Ltd.(c)	4.8750	09/09/35	12,167
206,000 USD	Kyrgyz Republic International Bond(c)	7.7500	06/03/30	208,141
330,000 USD	Lebanon Government International Bond(f)	6.1000	10/04/22	75,817
240,000 USD	Lebanon Government International Bond(f)	8.2500	04/12/23	55,275
156,000 USD	Lebanon Government International Bond(f)	6.1500	06/19/23	35,822
11,000 USD	Magyar Export-Import Bank Zrt(c)	6.1250	12/04/27	11,391
510,000 MYR	Malaysia Government Bond	2.6320	04/15/31	117,290
16,000 USD	Malaysia Wakala Sukuk Bhd	3.0750	04/28/51	11,795
22,000 USD	Mexico Government International Bond	5.3750	03/22/33	22,051
32,000 USD	Mexico Government International Bond	4.8750	05/19/33	31,200
8,000 USD	Mexico Government International Bond	3.5000	02/12/34	6,958
44,000 USD	Mexico Government International Bond	6.3500	02/09/35	46,622
98,000 USD	Mexico Government International Bond	4.7500	03/08/44	82,799
1,000 USD	Mexico Government International Bond	6.3380	05/04/53	996
6,000 USD	Mexico Government International Bond	6.4000	05/07/54	6,021
34,000 USD	Mexico Government International Bond	3.7710	05/24/61	22,119
200,000 USD	Mozambique International Bond(c),(g)	5.0000	09/15/31	173,720
106,000 USD	Nigeria Government International Bond(c)	6.1250	09/28/28	104,440
112,000 USD	Nigeria Government International Bond(c)	7.1430	02/23/30	111,877
119,000 USD	Nigeria Government International Bond(c)	9.6250	06/09/31	130,120
101,000 USD	Nigeria Government International Bond(c)	7.8750	02/16/32	101,367
173,000 USD	Nigeria Government International Bond(c)	10.3750	12/09/34	195,038
200,000 USD	Nigeria Government International Bond	7.6250	11/28/47	178,238

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	SOVEREIGN — 16.8% (Continued)
86,000 USD	Oman Government International Bond(c),(e)	6.5000	03/08/47	$94,701
239,000 USD	Pakistan Government International Bond(c)	7.3750	04/08/31	236,412
13,000 USD	Panama Government International Bond	3.8750	03/17/28	12,780
64,000 USD	Panama Government International Bond	2.2520	09/29/32	52,697
40,000 USD	Panama Government International Bond	3.8700	07/23/60	27,170
96,000 USD	Peruvian Government International Bond	2.7830	01/23/31	88,977
29,000 USD	Peruvian Government International Bond	3.0000	01/15/34	25,294
28,000 USD	Philippine Government International Bond	2.4570	05/05/30	26,082
2,000 USD	Philippine Government International Bond	1.6480	06/10/31	1,747
2,000 USD	Philippine Government International Bond	6.3750	01/15/32	2,224
82,000 USD	Philippine Government International Bond	5.0000	07/17/33	84,484
4,000 USD	Philippine Government International Bond	2.9500	05/05/45	2,869
8,000 USD	Philippine Government International Bond	4.2000	03/29/47	6,881
2,000 USD	Philippine Government International Bond	5.9500	10/13/47	2,156
62,143 USD	Republic of Angola Via Avenir Issuer II Ireland	6.9270	02/19/27	60,123
100,000 EUR	Republic of Cameroon International Bond(c)	5.9500	07/07/32	94,216
204,000 EUR	Republic of Cameroon International Bond	5.9500	07/07/32	192,202
50,000 USD	Republic of Kenya Government International Bond(c)	9.7500	02/16/31	53,900
92,000 USD	Republic of Kenya Government International Bond(c)	7.8750	10/09/33	90,178
219,000 USD	Republic of Kenya Government International Bond(c)	9.5000	03/05/36	224,976
180,000 PLN	Republic of Poland Government Bond	2.7500	04/25/28	47,227
190,000 PLN	Republic of Poland Government Bond	1.7500	04/25/32	42,548
2,000 USD	Republic of Poland Government International Bond	5.7500	11/16/32	2,157
117,000 USD	Republic of Poland Government International Bond	5.1250	09/18/34	120,402
7,000 USD	Republic of Poland Government International Bond	5.3750	02/12/35	7,330
12,000 USD	Republic of Poland Government International Bond	5.5000	04/04/53	11,858
1,770,000 ZAR	Republic of South Africa Government Bond	8.7500	02/28/48	91,129
71,000 USD	Republic of South Africa Government International	5.8750	06/22/30	73,523
218,000 USD	Republic of South Africa Government International(c)	7.1000	11/19/36	234,529
110,000 USD	Republic of South Africa Government International	5.6500	09/27/47	93,232
284,000 USD	Republic of South Africa Government International	5.7500	09/30/49	240,627
88,000 USD	Republic of South Africa Government International	7.3000	04/20/52	88,726
63,000 USD	Republic of South Africa Government International(c)	7.9500	11/19/54	67,362
1,000 USD	Romanian Government International Bond(c)	6.6250	02/17/28	1,043

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	SOVEREIGN — 16.8% (Continued)
12,000 USD	Romanian Government International Bond(c)	5.8750	01/30/29	$12,367
20,000 USD	Romanian Government International Bond	7.1250	01/17/33	21,598
5,000 USD	Romanian Government International Bond(c)	7.1250	01/17/33	5,400
10,000 EUR	Romanian Government International Bond(c)	5.3750	06/07/33	11,654
58,000 USD	Romanian Government International Bond(c)	6.3750	01/30/34	59,696
19,000 EUR	Romanian Government International Bond	6.2500	09/10/34	23,002
28,000 USD	Romanian Government International Bond(c)	6.6250	05/16/36	28,820
51,000 USD	Saudi Government International Bond(c)	4.5000	04/17/30	51,663
22,000 USD	Saudi Government International Bond(c)	5.3750	01/13/31	23,160
140,000 USD	Saudi Government International Bond(c)	4.8750	07/18/33	142,962
2,000 USD	Saudi Government International Bond(c)	4.6250	10/04/47	1,781
5,000 USD	Saudi Government International Bond(c)	5.7500	01/16/54	5,117
303,000 EUR	Senegal Government International Bond	4.7500	03/13/28	297,113
120,000 USD	Senegal Government International Bond(c)	6.2500	05/23/33	86,352
46,654 USD	Sri Lanka Government International Bond(c)	4.0000	04/15/28	44,904
8,926 USD	Sri Lanka Government International Bond(c),(g)	3.1000	01/15/30	8,435
92,045 USD	Sri Lanka Government International Bond(c),(g)	3.3500	03/15/33	80,444
310,151 USD	Sri Lanka Government International Bond(c),(g)	3.6000	06/15/35	240,355
131,305 USD	Sri Lanka Government International Bond(c),(g)	3.6000	02/15/38	121,621
53,000 USD	Suriname Government International Bond(c)	8.5000	11/06/35	54,908
75,000 USD	Turkey Government International Bond	9.8750	01/15/28	82,664
38,000 USD	Turkey Government International Bond	9.3750	03/14/29	42,621
41,000 USD	Turkey Government International Bond	9.1250	07/13/30	46,687
75,000 USD	Turkey Government International Bond	5.9500	01/15/31	75,066
207,000 USD	Turkey Government International Bond	5.7500	05/11/47	168,388
115,000 USD	Turkiye Government International Bond	7.1250	02/12/32	119,840
101,000 USD	Turkiye Government International Bond	7.1250	07/17/32	105,210
279,000 USD	Turkiye Government International Bond	7.6250	05/15/34	298,587
104,000 USD	Turkiye Government International Bond	6.5000	01/03/35	103,012
95,000 USD	Turkiye Government International Bond	6.9500	09/16/35	96,305
492,000 USD	Turkiye Government International Bond	6.6250	02/17/45	451,598
13,076 USD	Ukraine Government International Bond(g)	4.5000	02/01/29	9,006
3,571 USD	Ukraine Government International Bond(g)	0.0000	02/01/30	1,902
13,970 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/30	7,439

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 32.9% (Continued)
	SOVEREIGN — 16.8% (Continued)
13,345 USD	Ukraine Government International Bond(g)	0.0000	02/01/34	$5,625
466,088 USD	Ukraine Government International Bond(c),(g)	4.5000	02/01/34	263,805
100,278 USD	Ukraine Government International Bond(g)	0.0000	02/01/35	51,493
135,152 USD	Ukraine Government International Bond(g)	4.5000	02/01/35	75,685
36,764 USD	Ukraine Government International Bond(c),(g)	0.0000	02/01/36	18,842
31,269 USD	Ukraine Government International Bond(g)	4.5000	02/01/36	17,307
44,150 USD	Ukraine Government International Bond(c),(g)	4.5000	02/01/36	24,437
71,000 USD	Uruguay Government International Bond	4.3750	01/23/31	71,895
5,000 USD	Uruguay Government International Bond	5.4420	02/14/37	5,249
3,000 USD	Uruguay Government International Bond	5.1000	06/18/50	2,906
117,000 USD	Venezuela Government International Bond(f)	6.0000	12/09/20	26,805
35,353 USD	Zambia Government International Bond(c),(g)	5.7500	06/30/33	34,027
72,000 USD	Zambia Government International Bond(c)	0.5000	12/31/53	50,476
				17,295,519
	SUPRANATIONAL — 0.3%
200,000 EUR	European Investment Bank	1.1250	09/15/36	191,058
9,000,000 INR	Inter-American Development Bank	7.3500	10/06/30	104,305
2,500,000 INR	International Bank for Reconstruction & Development	6.7100	01/21/35	28,206
				323,569
	TREASURY — 2.1%
900,000 EUR	Italy Buoni Poliennali Del Tesoro	3.8500	02/01/35	1,085,199
1,000,000 EUR	Spain Government Bond(c)	3.4500	10/31/34	1,189,979
				2,275,178
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $34,044,442)			34,289,045

Shares
	RIGHT — 0.0%(a)
	BANKING - 0.0% (a)
97	Altice France Holding SA CVR			1,523

	TOTAL RIGHT (Cost $1,194)			1,523

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.6%
	COLLATERAL FOR SECURITIES LOANED - 3.1%
3,226,714	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $3,226,714)(i)(k)	$3,226,714
	MONEY MARKET FUNDS - 4.5%
4,751,758	Fidelity Government Portfolio, Institutional, 4.02% (Cost $4,751,758)(i)	4,751,758

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,978,472)	7,978,472

	TOTAL INVESTMENTS - 98.2% (Cost $101,947,450)	$102,488,766
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.8%	1,887,044
	NET ASSETS - 100.0%	$104,375,810

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
23	Eurex 10 Year Euro BUND Future	12/09/2025	$3,430,513	$23,398
31	Eurex 30 Year Euro BUXL Future	12/09/2025	4,149,533	5,823
21	French Government Bond Futures	12/09/2025	2,967,112	41,225
26	Long Gilt Future	12/30/2025	3,197,614	112,829
21	TSE Japanese 10 Year Bond Futures	12/16/2025	18,538,029	(86,180)
	TOTAL LONG FUTURES CONTRACTS			$97,095

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Depreciation
94	CBOT 10 Year US Treasury Note	12/22/2025	$10,591,156	$(73,439)
92	CBOT 5 Year US Treasury Note	01/02/2026	10,047,406	(13,656)
4	CBOT US Treasury Bond Futures	12/22/2025	469,250	(14,438)
17	Euro-BTP Italian Bond Futures	12/09/2025	2,379,608	(38,038)
	TOTAL SHORT FUTURES CONTRACTS			$(139,571)

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency(l)	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread(m)	Maturity Date	Notional Value(j)	Amortized Upfront Payments Paid/ (Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
CDX.EM SERIES 44	Quarterly(1)	Citibank	1.00%	136	12/30/2030	$5,920,000	$126,688	$89,150	$(37,538)
ITRAXX EUROPE CROSSOVER SERIES 44	Quarterly(1)	Citibank	5.00%	246	12/20/2030	1,595,000	(189,301)	(201,372)	(12,071)
TOTAL							$(62,613)	$(112,222)	$(49,609)

(1)	Buy Protection

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Brazilian Real	11/04/2025	JP Morgan Chase	270,000	$50,188	$77
Columbian Peso	11/04/2025	Citibank	320,000,000	82,933	2,356
Euro	11/04/2025	JP Morgan Chase	83,206	95,915	(66)
Euro	11/06/2025	Barclay	73,542	84,785	(1,215)
Chilean Peso	11/10/2025	JP Morgan Chase	11,000,000	11,675	270
Polish Zloty	11/20/2025	JP Morgan Chase	100,000	27,073	(342)
Thailand Baht	11/20/2025	Citibank	2,800,000	86,516	431
Chinese Yuan Offshore	11/20/2025	JP Morgan Chase	760,000	106,810	288
Turkish Lira	11/24/2025	Citibank	600,000	14,043	26
Turkish Lira	11/24/2025	JP Morgan Chase	730,000	17,086	184
Indian Rupee	11/26/2025	JP Morgan Chase	2,300,000	25,880	(190)
Chilean Peso	12/04/2025	JP Morgan Chase	11,000,000	11,677	16
Euro	01/09/2026	Citibank	151,000	174,733	(1,698)
Euro	01/09/2026	JP Morgan Chase	195,000	225,649	(2,383)
				$1,014,963	$(2,246)

To Sell:
Euro	11/03/2025	JP Morgan Chase	4,052	$4,671	$14
Hungarian Forints	11/03/2025	Citibank	1,396,500	4,150	6
Brazilian Real	11/04/2025	JP Morgan Chase	270,000	50,188	(1,071)
Columbian Peso	11/04/2025	Citibank	320,000,000	82,934	(6,571)
Euro	11/06/2025	JP Morgan Chase	9,784,515	11,280,253	213,746
Chilean Peso	11/10/2025	JP Morgan Chase	11,000,000	11,675	(16)
Peruvian Sole	11/17/2025	JP Morgan Chase	170,000	50,229	(1,284)
Chinese Yuan Offshore	11/20/2025	JP Morgan Chase	140,000	19,675	(1)
Czech Koruna	11/20/2025	JP Morgan Chase	200,000	9,476	126
Hungarian Forints	11/20/2025	Citibank	9,700,000	28,798	116
Indian Rupee	11/26/2025	JP Morgan Chase	3,500,000	39,383	(59)
Columbian Peso	11/28/2025	Citibank	210,000,000	54,233	(149)
Indonesia Rupiah	12/08/2025	JP Morgan Chase	170,000,000	10,219	(5)
Brazilian Real	01/05/2026	JP Morgan Chase	270,000	49,458	(29)
Australian Dollar	01/09/2026	JP Morgan Chase	1,538,800	1,007,608	6,908
British Pound	01/09/2026	Barclay	1,291,000	1,695,999	39,492
British Pound	01/09/2026	Citibank	72,000	94,587	2,114
Canadian Dollar	01/09/2026	Citibank	878,500	628,564	3,795
Euro	01/09/2026	Barclay	319,000	369,138	3,948
Euro	01/09/2026	Citibank	23,892,100	27,647,229	386,202
Euro	01/09/2026	JP Morgan Chase	83,000	96,045	56
Japanese Yen	01/09/2026	JP Morgan Chase	59,843,900	391,000	8,107
				$43,625,512	$655,445

Total					$653,199

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount to Buy	Local Currency Amount to Sell	U.S. Dollar Market Value to Buy	U.S. Dollar Market Value to Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Swiss Franc	11/14/2025	JP Morgan Chase	810,000	756,261	934,244	(940,964)	$(6,720)
Japanese Yen	Swiss Franc	11/14/2025	JP Morgan Chase	70,220,276	380,000	456,122	(472,808)	(16,686)
British Pound	Euro	11/21/2025	Citibank	174,167	200,000	228,806	(230,769)	(1,963)
Japanese Yen	Euro	11/28/2025	JP Morgan Chase	131,370,659	740,000	854,542	(854,181)	361
British Pound	Euro	1/9/2026	Citibank	8,700	9,935	11,429	(11,496)	(67)
Euro	British Pound	1/9/2026	Barclay	9,837	8,700	11,383	(11,429)	(46)
Euro	British Pound	1/9/2026	JP Morgan Chase	1,341,271	1,170,600	1,552,078	(1,537,829)	14,249
				203,934,910	3,265,496	$4,048,604	$(4,059,476)	$(10,872)

Total								$(10,872)

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

CMTUSD6Y	USD Constant Maturity 6 Year

EUAMDB05	Euribor ICE SWAP Rate 5 Year

EUAMDB08	Euribor ICE SWAP Rate 8 Year

EUR003M	Euribor 3 Month

EUSA5	Euro 5 Year Interest Rate Swap

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Columbian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL OPPORTUNITY BOND FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

HUF	Hungarian Forints

IDR	Indonesia Rupiah

INR	Indian Rupee

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysian Ringgit

PEN	Peruvian Sole

PLN	Polish Zloty

THB	Thai Baht

TRY	Turkish Lira

USD	US Dollars

ZAR	South African Rand

(a)	Percentage rounds to less than 0.1%.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $42,380,431 or 40.6% of net assets.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(e)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,640,112 at October 31, 2025.

(f)	Represents issuer in default on interest payments; non-income producing security.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2025.

(h)	Zero coupon bond.

(i)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(j)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $3,226,714 at October 31, 2025.

(l)

If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(m)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of October 31, 2025, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	AEROSPACE & DEFENSE - 5.0%
10,856	Boeing Company (The)(a)	$2,182,273
9,386	L3Harris Technologies, Inc.	2,713,493
27,310	RTX Corporation	4,874,834
		9,770,600
	ASSET MANAGEMENT - 1.9%
3,474	Blackrock, Inc.	3,761,682

	AUTOMOTIVE - 1.1%
32,446	General Motors Company	2,241,694

	BANKING - 8.6%
82,992	Bank of America Corporation	4,435,922
24,747	JPMorgan Chase & Company	7,699,286
17,147	Truist Financial Corporation	765,271
46,569	Wells Fargo & Company(b)	4,050,106
		16,950,585
	BEVERAGES - 0.9%
11,994	PepsiCo, Inc.	1,752,203

	BIOTECH & PHARMA - 4.8%
9,576	AbbVie, Inc.	2,087,951
5,525	Amgen, Inc.	1,648,826
24,805	Gilead Sciences, Inc.	2,971,390
31,423	Merck & Company, Inc.	2,701,750
		9,409,917
	CHEMICALS - 1.7%
6,532	Air Products and Chemicals, Inc.	1,584,598
22,371	DuPont de Nemours, Inc.	1,826,592
		3,411,190
	CONSTRUCTION MATERIALS - 2.0%
4,335	Martin Marietta Materials, Inc.	2,657,788
8,778	Owens Corning(b)	1,117,527
		3,775,315

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	CONSUMER SERVICES - 0.6%
14,839	Service Corp International	$1,239,205

	E-COMMERCE DISCRETIONARY - 3.0%
23,553	Amazon.com, Inc.(a)	5,752,114

	ELECTRIC UTILITIES - 2.9%
20,589	Duke Energy Corporation	2,559,213
39,220	NextEra Energy, Inc.	3,192,508
		5,751,721
	ELECTRICAL EQUIPMENT - 4.7%
2,397	GE Vernova, LLC	1,402,581
26,724	Johnson Controls International PLC	3,056,957
21,114	Otis Worldwide Corporation	1,958,535
7,457	Rockwell Automation, Inc.	2,746,861
		9,164,934
	ENGINEERING & CONSTRUCTION - 1.3%
5,720	Quanta Services, Inc.	2,569,024

	ENTERTAINMENT CONTENT - 3.3%
39,699	Fox Corporation, Class A	2,566,540
34,404	Walt Disney Company (The)	3,874,579
		6,441,119
	FOOD - 1.1%
38,648	Mondelez International, Inc., Class A	2,220,714

	HEALTH CARE FACILITIES & SERVICES - 2.8%
8,039	Cencora, Inc.	2,715,655
8,016	UnitedHealth Group, Inc.	2,737,945
		5,453,600
	HOUSEHOLD PRODUCTS - 1.4%
17,976	Procter & Gamble Company (The)	2,703,052

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	INDUSTRIAL REIT - 0.7%
11,508	Prologis, Inc.	$1,428,028

	INFRASTRUCTURE REIT - 1.0%
10,296	American Tower Corporation, A	1,842,778

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
16,998	Bank of New York Mellon Corporation (The)	1,834,594
3,746	Goldman Sachs Group, Inc. (The)	2,956,980
16,016	Intercontinental Exchange, Inc.	2,342,981
		7,134,555
	INSURANCE - 5.5%
7,797	Berkshire Hathaway, Inc., Class B(a)	3,723,380
23,877	Hartford Insurance Group, Inc. (The)	2,965,046
11,515	Prudential Financial, Inc.	1,197,560
10,633	Travelers Companies, Inc. (The)(b)	2,856,236
		10,742,222
	INTERNET MEDIA & SERVICES - 4.6%
23,392	Alphabet, Inc., Class A	6,577,597
3,743	Meta Platforms, Inc., Class A	2,426,774
		9,004,371
	LEISURE FACILITIES & SERVICES - 0.9%
10,200	Darden Restaurants, Inc.	1,837,530

	MACHINERY - 2.1%
5,227	Parker-Hannifin Corporation	4,039,582

	MEDICAL EQUIPMENT & DEVICES - 5.6%
32,298	Abbott Laboratories	3,992,679
55,222	Avantor, Inc.(a)	652,724
9,761	Becton Dickinson and Company	1,744,388
4,466	Stryker Corporation	1,590,968
5,154	Thermo Fisher Scientific, Inc.	2,924,328
		10,905,087

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	METALS & MINING - 0.8%
39,858	Freeport-McMoRan, Inc.	$1,662,079

	OIL & GAS PRODUCERS - 4.6%
25,020	ConocoPhillips	2,223,277
15,970	EOG Resources, Inc.	1,690,265
12,686	Expand Energy Corporation	1,310,591
32,905	Exxon Mobil Corporation	3,763,015
		8,987,148
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
51,493	SLB Ltd..	1,856,838

	RESIDENTIAL REIT - 0.7%
22,700	Equity LifeStyle Properties, Inc.(b)	1,385,835

	RETAIL - DISCRETIONARY - 2.9%
13,082	Lowe’s Companies, Inc.	3,115,216
17,433	TJX Companies, Inc. (The)	2,443,061
		5,558,277
	SELF-STORAGE REIT - 0.9%
6,315	Public Storage(b)	1,759,106

	SEMICONDUCTORS - 3.9%
8,252	Broadcom, Inc.	3,050,187
17,046	Micron Technology, Inc.	3,814,384
13,114	ON Semiconductor Corporation(a)	656,749
		7,521,320
	SOFTWARE - 1.7%
4,803	Microsoft Corporation	2,487,041
3,390	Oracle Corporation	890,248
		3,377,289
	SPECIALTY FINANCE - 1.3%
6,834	American Express Company	2,465,229

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	TECHNOLOGY HARDWARE - 3.0%
48,830	Cisco Systems, Inc.	$3,569,961
5,710	Motorola Solutions, Inc.	2,322,314
		5,892,275
	TECHNOLOGY SERVICES - 1.9%
24,371	PayPal Holdings, Inc.	1,688,179
4,139	S&P Global, Inc.	2,016,562
		3,704,741
	TELECOMMUNICATIONS - 0.9%
45,183	Verizon Communications, Inc.	1,795,572

	TRANSPORTATION & LOGISTICS - 3.0%
76,730	CSX Corporation	2,763,815
42,543	Delta Air Lines, Inc.	2,441,117
15,505	Knight-Swift Transportation Holdings, Inc.	699,586
		5,904,518

	TOTAL COMMON STOCKS (Cost $118,252,689)	191,173,049

	SHORT-TERM INVESTMENTS — 7.4%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
9,574,743	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $9,574,743)(c),(d)	9,574,743

	MONEY MARKET FUNDS - 2.5%
4,858,435	Invesco Treasury Portfolio, Institutional Class, 3.98% (Cost $4,858,435)(c)	4,858,435

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,433,178)	14,433,178

	TOTAL INVESTMENTS - 105.0% (Cost $132,685,867)	$205,606,227
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(9,714,031)
	NET ASSETS - 100.0%	$195,892,196

See accompanying notes which are an integral part of these financial statements.

DUNHAM LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued) October 31, 2025

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $9,429,582 at October 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $9,574,743 at October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5%
	AEROSPACE & DEFENSE - 1.2%
25,847	AerSale Corporation(a)	$191,785
14,475	Ituran Location and Control Ltd.	557,432
4,599	Leonardo DRS, Inc.	168,139
5,892	TAT Technologies Ltd.(a),(b)	247,464
		1,164,820
	APPAREL & TEXTILE PRODUCTS - 0.7%
79,858	Brilliant Earth Group, Inc.	192,458
3,993	Gildan Activewear, Inc.(b)	232,751
47,193	Under Armour, Inc., Class A(a)	217,560
		642,769
	AUTOMOTIVE - 1.3%
8,657	Gentherm, Inc.(a)	318,578
202,167	Holley, Inc.(a)	580,219
20,378	Motorcar Parts of America, Inc.(a)	347,649
		1,246,446
	BANKING - 11.6%
25,974	Capital Bancorp, Inc.	721,947
14,200	Capital City Bank Group, Inc.	552,380
17,237	Central Pacific Financial Corporation	491,427
18,615	Dime Community Bancshares, Inc.	488,644
16,548	Enterprise Financial Services Corporation	866,618
3,622	Esquire Financial Holdings, Inc.	339,744
27,494	First BanCorporation(b)	535,858
32,053	Horizon Bancorp, Inc.	500,027
13,271	Independent Bank Corporation	401,050
17,129	National Bank Holdings Corporation, Class A	610,820
9,229	Northeast Bank	796,278
40,943	Northpointe Bancshares, Inc.	648,947
23,012	OceanFirst Financial Corporation	418,358
10,556	OFG Bancorp	408,095
13,296	Peapack-Gladstone Financial Corporation	336,389
3,595	Popular, Inc.	400,735
15,473	Prosperity Bancshares, Inc.	1,018,432
13,890	Webster Financial Corporation	792,286

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	BANKING - 11.6% (Continued)
20,068	WesBanco, Inc.	$604,047
		10,932,082
	BIOTECH & PHARMA - 1.6%
37,183	Cytek Biosciences Inc(a)	145,014
4,407	Halozyme Therapeutics, Inc.(a)	287,292
29,782	Innoviva, Inc.(a)	542,032
7,445	PTC Therapeutics, Inc.(a)	508,568
		1,482,906
	CHEMICALS - 2.3%
8,591	Ashland, Inc.	420,100
11,474	Huntsman Corporation	95,005
7,194	Ingevity Corporation(a)	386,462
23,878	Koppers Holdings, Inc.	673,836
49,917	Kronos Worldwide, Inc.	245,592
45,783	Rayonier Advanced Materials, Inc.(a)	318,192
		2,139,187
	COMMERCIAL SUPPORT SERVICES - 4.0%
15,044	ABM Industries, Inc.	646,892
48,504	ADT, Inc.	428,775
20,600	AMN Healthcare Services, Inc.(a)	405,614
6,430	ASGN, Inc.(a)	287,807
56,821	BrightView Holdings, Inc.(a)	700,035
15,439	First Advantage Corporation(a)	194,995
83,690	TrueBlue, Inc.(a)	396,691
12,545	V2X, Inc.(a)	716,194
		3,777,003
	CONSUMER SERVICES - 0.7%
24,607	Legacy Education, Inc.(a)	222,201
17,824	Matthews International Corporation, Class A	417,438
		639,639
	CONTAINERS & PACKAGING - 0.2%
5,127	Sonoco Products Company	208,002

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	ELECTRIC UTILITIES - 2.5%
8,948	Black Hills Corporation	$567,572
2,553	IDACORP, Inc.(b)	329,388
6,231	Northwestern Energy Group, Inc.	371,804
11,660	Portland General Electric Company	532,629
11,886	Unitil Corporation	579,442
		2,380,835
	ELECTRICAL EQUIPMENT - 1.5%
4,440	Allient, Inc.	242,779
1,240	Generac Holdings, Inc.(a)	208,345
6,225	Mesa Laboratories, Inc.	447,515
78,852	Stoneridge, Inc.(a)	536,982
		1,435,621
	ENGINEERING & CONSTRUCTION - 2.7%
4,672	Arcosa, Inc.	476,544
11,335	Bowman Consulting Group Ltd.(a)	490,692
2,455	MYR Group, Inc.(a)	534,454
43,026	Orion Group Holdings, Inc.(a)	463,390
8,989	Tutor Perini Corporation(a)	605,499
		2,570,579
	ENTERTAINMENT CONTENT - 0.7%
92,542	Reservoir Media, Inc.(a)	703,319

	FOOD - 0.5%
6,661	BellRing Brands, Inc.(a)	200,696
24,200	Nomad Foods Ltd.	273,460
		474,156
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
2,566	Louisiana-Pacific Corporation	223,524
2,298	UFP Industries, Inc.	211,715
		435,239
	GAS & WATER UTILITIES - 1.8%
34,038	BKV Corporation(a)	802,956
14,486	RGC Resources, Inc.	300,005

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	GAS & WATER UTILITIES - 1.8% (Continued)
6,825	Spire, Inc.(b)	$589,680
		1,692,641
	HEALTH CARE FACILITIES & SERVICES - 1.5%
9,053	Acadia Healthcare Company, Inc.(a)	194,640
45,215	Aveanna Healthcare Holdings, Inc.(a)	409,196
25,589	Joint Corporation (The)(a)	201,897
3,476	Option Care Health, Inc.(a)	90,480
104,643	Quipt Home Medical Corporation(a)	256,375
38,396	Viemed Healthcare, Inc.(a)	248,038
		1,400,626
	HOME CONSTRUCTION - 0.3%
4,409	Century Communities, Inc.	261,895

	HOUSEHOLD PRODUCTS - 0.1%
100,283	Olaplex Holdings, Inc.(a)	104,294

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
4,593	Gibraltar Industries, Inc.(a)	286,557
55,024	Hillman Solutions Corporation(a)	507,321
3,805	Timken Company (The)(b)	298,731
		1,092,609
	INDUSTRIAL SUPPORT SERVICES - 0.9%
108,252	Custom Truck One Source, Inc.(a)	637,604
13,892	Titan Machinery, Inc.(a)	227,829
		865,433
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
91,028	BGC Group, Inc., Class A	831,996
22,403	Perella Weinberg Partners(b)	418,488
		1,250,484
	INSURANCE - 3.3%
26,573	American Integrity Insurance Group, Inc.(a)	633,235
17,704	Bowhead Specialty Holdings, Inc.(a)	424,188
17,385	CNO Financial Group, Inc.	695,748
2,049	Hanover Insurance Group, Inc. (The)	350,133

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	INSURANCE - 3.3% (Continued)
7,056	Kemper Corporation	$317,449
1,699	Primerica, Inc.	441,519
15,569	Tiptree, Inc.	275,727
		3,137,999
	INTERNET MEDIA & SERVICES - 1.5%
49,671	Blade Air Mobility, Inc., Class A(a)	249,845
6,024	Cargurus, Inc.(a)	211,563
33,579	Cars.com, Inc.(a)	360,638
9,662	IAC, Inc.(a)	311,310
96,659	TrueCar, Inc.(a)	212,650
6,447	Vivid Seats, Inc.(a),(b)	80,007
		1,426,013
	LEISURE FACILITIES & SERVICES - 0.7%
5,963	Dave & Buster’s Entertainment, Inc.(a)	87,596
87,734	Denny’s Corporation(a)	343,040
2,925	Wyndham Hotels & Resorts, Inc.(b)	214,783
		645,419
	LEISURE PRODUCTS - 0.6%
107,325	Clarus Corporation	358,465
10,090	Fox Factory Holding Corporation(a)	223,090
		581,555
	MACHINERY - 2.9%
9,039	CECO Environmental Corporation(a)	441,917
26,116	Enovis Corporation(a),(b)	815,863
7,071	Helios Technologies, Inc.	391,451
25,122	Manitowoc Company, Inc. (The)(a)	255,491
74,113	Ranpak Holdings Corporation(a)	392,799
3,152	Regal Rexnord Corporation(b)	444,085
		2,741,606
	MEDICAL EQUIPMENT & DEVICES - 3.0%
39,834	CareDx, Inc.(a)	597,510
29,317	Carlsmed, Inc.(a)	377,896
5,926	Haemonetics Corporation(a)	296,359
34,660	Orthofix Medical, Inc.(a)	535,150

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0% (Continued)
8,797	Teleflex, Inc.	$1,094,964
		2,901,879
	METALS & MINING - 3.7%
9,411	Alcoa Corporation	346,231
55,939	Capstone Copper Corporation(a)	499,345
19,347	Century Aluminum Company(a),(b)	573,058
33,832	Constellium S.E.(a)	532,177
108,850	Ferroglobe PLC(b)	527,923
9,584	Hallador Energy Company(a)	207,302
98,419	Taseko Mines Ltd.(a)	445,838
7,070	Warrior Met Coal, Inc.	479,629
		3,611,503
	MULTI ASSET CLASS REIT - 0.6%
30,989	Broadstone Net Lease, Inc.	555,323

	OIL & GAS PRODUCERS - 1.5%
10,275	Antero Resources Corporation(a)	317,600
4,183	Excelerate Energy, Inc., Class A	108,382
39,801	Infinity Natural Resources, Inc., Class A(a)	456,915
12,785	SM Energy Company(b)	267,079
8,306	Viper Energy, Inc., Class A	311,973
		1,461,949
	OIL & GAS SERVICES & EQUIPMENT - 6.0%
17,597	Atlas Energy Solutions, Inc.(b)	217,851
23,234	Expro Group Holdings N.V.(a)	315,518
7,690	Kodiak Gas Services, Inc.(b)	283,607
22,565	Liberty Energy, Inc., Class A(b)	408,652
48,763	Matrix Service Company(a)	732,420
76,914	National Energy Services Reunited Corporation(a),(b)	970,655
14,305	Natural Gas Services Group, Inc.	398,251
59,013	NPK International, Inc.(a)	725,860
17,491	Select Water Solutions, Inc., Class A	202,196
2,652	Solaris Oilfield Infrastructure, Inc.(b)	141,166
112,794	TETRA Technologies, Inc.(a)	796,326

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 6.0% (Continued)
16,288	Thermon Group Holdings, Inc.(a)	$467,954
		5,660,456
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
24,924	Legacy Housing Corporation(a)	559,668

	REAL ESTATE SERVICES - 0.4%
20,541	Newmark Group, Inc., Class A	366,246

	RESIDENTIAL REIT - 1.0%
8,512	Centerspace	504,336
35,175	UMH Properties, Inc.(b)	511,445
		1,015,781
	RETAIL - DISCRETIONARY - 2.6%
6,491	Academy Sports & Outdoors, Inc.(b)	310,854
5,793	Advance Auto Parts, Inc.(b)	273,024
13,210	Bath & Body Works, Inc.	323,381
37,557	Driven Brands Holdings, Inc.(a)	538,943
2,287	Freshpet, Inc.(a),(b)	112,543
13,023	Monro, Inc.	190,787
30,381	National Vision Holdings, Inc.(a),(b)	782,311
		2,531,843
	RETAIL REIT - 3.2%
28,189	Alpine Income Property Trust, Inc.	413,815
33,753	Brixmor Property Group, Inc.	882,977
28,227	CTO Realty Growth, Inc.	470,826
27,269	Getty Realty Corporation	747,989
27,016	NETSTREIT Corporation(b)	503,038
		3,018,645
	SEMICONDUCTORS - 3.3%
21,413	Alpha & Omega Semiconductor Ltd.(a)	600,848
1,711	Coherent Corp.(a)	225,784
5,495	Diodes, Inc.(a)	293,213
3,357	Onto Innovation, Inc.(a)	453,061
4,322	Semtech Corporation(a),(b)	293,291

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	SEMICONDUCTORS - 3.3% (Continued)
9,465	Silicon Motion Technology Corporation - ADR	$928,611
4,147	Tower Semiconductor Ltd.(a)	353,200
		3,148,008
	SOFTWARE - 4.3%
2,368	Calix, Inc.(a)	162,019
14,169	Consensus Cloud Solutions, Inc.(a)	415,435
269,570	Kaltura, Inc.(a),(b)	417,834
19,308	Phreesia, Inc.(a)	437,133
34,247	Teradata Corporation(a)	714,050
50,886	Upland Software, Inc.(a)	105,843
186,990	Vimeo, Inc.(a)	1,458,521
75,063	VTEX(a),(b)	337,033
		4,047,868
	SPECIALTY FINANCE - 1.9%
6,483	EZCORP, Inc., Class A(a)	118,315
3,046	Federal Agricultural Mortgage Corporation, CLASS C	483,217
847	FirstCash Holdings, Inc.	134,250
27,834	SLM Corporation	747,343
4,930	Stewart Information Services Corporation	336,571
		1,819,696
	STEEL - 2.9%
71,045	Algoma Steel Group, Inc.	296,258
8,041	Commercial Metals Company	477,314
38,408	Metallus, Inc.(a)	675,596
11,132	Northwest Pipe Company(a)	669,701
60,247	thyssenkrupp A.G.	630,319
		2,749,188
	TECHNOLOGY HARDWARE - 2.0%
10,503	Crane NXT Company	664,315
82,159	NCR Voyix Corporation(a)	937,434
18,943	RADCOM Ltd.(a)	260,466
		1,862,215
	TECHNOLOGY SERVICES - 1.1%
9,507	MAXIMUS, Inc.	790,222

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 95.5% (Continued)
	TECHNOLOGY SERVICES - 1.1% (Continued)
38,918	Priority Technology Holdings, Inc.(a)	$270,869
		1,061,091
	TELECOMMUNICATIONS - 0.7%
166,451	8x8, Inc.(a)	306,270
30,362	Ooma, Inc.(a)	340,965
		647,235
	TRANSPORTATION & LOGISTICS - 8.0%
4,335	Allegiant Travel Company(a)	269,550
58,462	Ardmore Shipping Corporation	736,038
36,472	Covenant Logistics Group, Inc., Class A	735,640
32,607	DHT Holdings, Inc.	433,021
25,885	Frontier Group Holdings, Inc.(a),(b)	99,916
11,848	GXO Logistics, Inc.(a),(b)	665,976
9,260	Hub Group, Inc., Class A	341,046
15,728	Knight-Swift Transportation Holdings, Inc.	709,647
80,279	Proficient Auto Logistics, Inc.(a),(b)	600,487
106,949	Radiant Logistics, Inc.(a)	647,041
10,460	Scorpio Tankers, Inc.	645,382
25,651	Star Bulk Carriers Corporation	482,752
60,773	Sun Country Airlines Holdings, Inc.(a)	746,293
9,052	Teekay Tankers Ltd., Class A	552,172
		7,664,961
	WHOLESALE - CONSUMER STAPLES - 0.4%
28,036	Grocery Outlet Holding Corporation(a)	381,570

	WHOLESALE - DISCRETIONARY - 0.2%
23,876	Hudson Technologies, Inc.(a)	216,675

	TOTAL COMMON STOCKS (Cost $80,110,267)	90,714,977

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.6%
	COLLATERAL FOR SECURITIES LOANED - 11.0%
10,397,495	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $10,397,495)(c),(d)	$10,397,495

	MONEY MARKET FUNDS - 4.6%
4,390,441	Fidelity Government Portfolio, Institutional, 4.02% (Cost $4,390,441)(c)	4,390,441

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,787,936)	14,787,936

	TOTAL INVESTMENTS - 111.1% (Cost $94,898,203)	$105,502,913
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.1)%	(10,551,212)
	NET ASSETS - 100.0%	$94,951,701

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $10,126,051 at October 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $10,397,495 at October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	ADVERTISING & MARKETING - 0.8%
34,928	Trade Desk, Inc. (The), Class A(a)	$1,756,180

	AEROSPACE & DEFENSE - 1.2%
12,701	Howmet Aerospace, Inc.	2,615,771

	ASSET MANAGEMENT - 2.7%
39,547	Robinhood Markets, Inc., Class A(a)	5,804,709

	BIOTECH & PHARMA - 1.1%
2,835	Eli Lilly & Company	2,446,208

	E-COMMERCE DISCRETIONARY - 10.7%
67,565	Amazon.com, Inc.(a)	16,500,724
2,681	MercadoLibre, Inc.(a)	6,239,384
		22,740,108
	ELECTRICAL EQUIPMENT - 1.3%
19,884	Amphenol Corporation, Class A	2,770,637

	HOUSEHOLD PRODUCTS - 0.9%
16,305	elf Beauty, Inc.(a)	1,991,493

	INTERNET MEDIA & SERVICES - 14.1%
16,404	Alphabet, Inc., Class C	4,622,975
19,303	Meta Platforms, Inc., Class A	12,515,099
7,065	Netflix, Inc.(a)	7,904,746
52,501	Uber Technologies, Inc.(a)	5,066,347
		30,109,167
	LEISURE PRODUCTS - 0.9%
2,600	Axon Enterprise, Inc.(a)	1,903,798

	MEDICAL EQUIPMENT & DEVICES - 5.9%
35,843	DexCom, Inc.(a)	2,086,779
9,747	Insulet Corporation(a)	3,050,908

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.9% (Continued)
13,832	Intuitive Surgical, Inc.(a)	$7,390,162
		12,527,849
	SEMICONDUCTORS - 13.4%
25,961	Advanced Micro Devices, Inc.(a)	6,649,131
34,077	Marvell Technology, Inc.	3,194,378
92,202	NVIDIA Corporation	18,669,983
		28,513,492
	SOFTWARE - 32.9%
13,977	Cadence Design Systems, Inc.(a)	4,733,870
12,645	Crowdstrike Holdings, Inc., Class A(a)	6,866,361
5,190	Intuit, Inc.	3,464,585
27,981	Microsoft Corporation	14,488,841
16,770	Oracle Corporation	4,403,970
21,731	Palantir Technologies, Inc., Class A(a)	4,356,414
24,385	Palo Alto Networks, Inc.(a),(b)	5,370,552
14,294	ServiceNow, Inc.(a)	13,140,188
45,445	Shopify, Inc., Class A(a)	7,901,068
18,995	Veeva Systems, Inc., Class A(a)	5,531,344
		70,257,193
	TECHNOLOGY HARDWARE - 2.6%
35,354	Arista Networks, Inc.(a)	5,574,972

	TECHNOLOGY SERVICES - 9.8%
10,048	Coinbase Global, Inc., Class A(a)	3,454,302
20,970	Mastercard, Inc., Class A	11,575,231
17,066	Visa, Inc., Class A	5,815,069
		20,844,602

	TOTAL COMMON STOCKS (Cost $88,564,170)	209,856,179

See accompanying notes which are an integral part of these financial statements.

DUNHAM FOCUSED LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 1.2%
2,583,900	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $2,583,900)(c),(d)	$2,583,900

	MONEY MARKET FUND - 1.3%
2,682,701	STIT - Treasury Obligations Portfolio, 3.86% (Cost $2,682,701)(d)	2,682,701

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,266,601)	5,266,601

	TOTAL INVESTMENTS - 100.8% (Cost $93,830,771)	$215,122,780
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,772,398)
	NET ASSETS - 100.0%	$213,350,382

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $2,554,784 at October 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $2,583,900 at October 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2%
	AEROSPACE & DEFENSE - 3.5%
18,326	Hexcel Corporation(b)	$1,308,476
11,558	Mercury Systems, Inc.(a)	894,705
1,768	Teledyne Technologies, Inc.(a)	931,418
		3,134,599
	APPAREL & TEXTILE PRODUCTS - 0.6%
39,054	Canada Goose Holdings, Inc.(a),(b)	544,022

	AUTOMOTIVE - 1.0%
5,748	Modine Manufacturing Company(a),(b)	880,651

	BANKING - 3.5%
68,004	Fulton Financial Corporation	1,181,229
23,278	Glacier Bancorp, Inc.	950,906
32,742	Seacoast Banking Corporation of Florida	992,083
		3,124,218
	BIOTECH & PHARMA - 7.2%
57,757	Anavex Life Sciences Corporation(a),(b)	460,323
6,794	Arcellx, Inc.(a),(b)	613,159
59,610	Capricor Therapeutics, Inc.(a),(b)	388,061
93,102	Certara, Inc.(a)	1,082,776
35,948	Denali Therapeutics, Inc.(a),(b)	585,233
6,674	GRAIL, Inc.(a)	613,541
6,958	Guardant Health, Inc.(a),(b)	647,233
43,238	Olema Pharmaceuticals, Inc.	387,845
47,131	Roivant Sciences Ltd.(a),(b)	942,149
21,095	Structure Therapeutics, Inc. - ADR(a),(b)	702,885
		6,423,205
	CHEMICALS - 1.2%
225,169	Codexis, Inc.(a)	533,651
5,469	Sensient Technologies Corporation	515,672
		1,049,323
	CONSTRUCTION MATERIALS - 1.0%
6,328	Advanced Drainage Systems, Inc.	886,236

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	CONSUMER SERVICES - 0.9%
27,686	Universal Technical Institute, Inc.(a)	$822,828

	ELECTRICAL EQUIPMENT - 9.1%
4,624	Advanced Energy Industries, Inc.	937,424
8,241	Belden, Inc.	1,004,166
5,279	Bloom Energy Corporation, Class A(a),(b)	697,673
6,052	BWX Technologies, Inc.	1,292,767
90,199	Mirion Technologies, Inc.(a),(b)	2,649,144
16,769	nLight, Inc.(a)	553,545
2,920	Powell Industries, Inc.(a),(b)	1,119,498
		8,254,217
	ENGINEERING & CONSTRUCTION - 3.7%
2,000	Comfort Systems USA, Inc.	1,931,160
3,255	Installed Building Products, Inc.(b)	807,989
1,510	Sterling Infrastructure, Inc.(a)	570,629
		3,309,778
	ENTERTAINMENT CONTENT - 1.1%
31,470	IMAX Corporation(a),(b)	1,022,460

	HEALTH CARE FACILITIES & SERVICES - 5.1%
7,123	Addus HomeCare Corporation(a)	832,607
67,422	Ardent Health Partners, Inc.(a),(b)	981,665
13,859	RadNet, Inc.(a),(b)	1,053,146
55,080	SI-BONE, Inc.(a)	816,836
40,269	Surgery Partners, Inc.(a)	883,099
		4,567,353
	HOME CONSTRUCTION - 3.0%
1,024	Cavco Industries, Inc.(a)	542,515
19,226	Century Communities, Inc.	1,142,024
15,069	Champion Homes, Inc.(a)	1,028,158
		2,712,697
	HOUSEHOLD PRODUCTS - 1.6%
7,099	elf Beauty, Inc.(a)	867,072

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.6% (Continued)
7,075	Interparfums, Inc.	$630,736
		1,497,808
	INDUSTRIAL INTERMEDIATE PROD - 1.0%
18,037	Xometry, Inc., Class A(a)	878,222

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.1%
8,890	AZZ, Inc.	887,667
2,361	Valmont Industries, Inc.	976,108
		1,863,775
	INDUSTRIAL SUPPORT SERVICES - 1.7%
2,100	Applied Industrial Technologies, Inc.	539,889
7,114	Herc Holdings, Inc.	1,010,544
		1,550,433
	INSTITUTIONAL FINANCIAL SERVICES - 4.6%
2,044	Evercore, Inc., Class A	602,081
5,548	Houlihan Lokey, Inc.	993,536
16,280	Moelis & Company, Class A	1,031,012
54,652	Perella Weinberg Partners(b)	1,020,899
4,633	Tradeweb Markets, Inc., Class A	488,272
		4,135,800
	LEISURE FACILITIES & SERVICES - 2.7%
74,545	Lindblad Expeditions Holdings, Inc.(a)	899,013
48,333	OneSpaWorld Holdings Ltd.(b)	1,124,708
2,184	Texas Roadhouse, Inc.	357,259
		2,380,980
	LEISURE PRODUCTS - 0.9%
1,142	Axon Enterprise, Inc.(a)	836,207

	MACHINERY - 3.6%
18,617	CECO Environmental Corporation(a)	910,185
2,066	ESCO Technologies, Inc.	453,425
15,342	Flowserve Corporation	1,047,092
5,045	MSA Safety, Inc.	792,216
		3,202,918

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.1%
82,929	Adaptive Biotechnologies Corporation(a)	$1,439,648
11,068	Alphatec Holdings, Inc.(a)	210,181
71,143	AngioDynamics, Inc.(a)	855,850
22,711	Establishment Labs Holdings, Inc.(a),(b)	1,088,992
6,492	Repligen Corporation(a),(b)	967,698
		4,562,369
	METALS & MINING - 0.7%
1,816	Centrus Energy Corporation, Class A(a),(b)	667,307

	OIL & GAS PRODUCERS - 0.4%
1,683	Cheniere Energy, Inc.	356,796

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
25,415	Kodiak Gas Services, Inc.(b)	937,305

	RENEWABLE ENERGY - 1.7%
22,296	Ameresco, Inc., Class A(a)	881,138
27,437	Fluence Energy, Inc.(a),(b)	576,177
		1,457,315
	RETAIL - CONSUMER STAPLES - 1.0%
7,101	Ollie’s Bargain Outlet Holdings, Inc.(a),(b)	857,872

	RETAIL - DISCRETIONARY - 1.6%
4,442	Boot Barn Holdings, Inc.(a)	842,426
23,811	National Vision Holdings, Inc.(a),(b)	613,133
		1,455,559
	SEMICONDUCTORS - 7.3%
27,307	Aehr Test Systems(a),(b)	709,709
28,741	Allegro MicroSystems, Inc.(a)	859,931
3,669	FormFactor, Inc.(a)	201,612
11,532	Lattice Semiconductor Corporation(a)	841,375
530	Monolithic Power Systems, Inc.	532,650
9,127	Onto Innovation, Inc.(a)	1,231,779
4,303	SiTime Corporation(a)	1,246,320

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	SEMICONDUCTORS - 7.3% (Continued)
23,307	SkyWater Technology, Inc.(a),(b)	$407,523
6,374	Tower Semiconductor Ltd.(a)	542,874
		6,573,773
	SOFTWARE - 14.9%
68,653	Alignment Healthcare, Inc.(a)	1,157,490
11,760	BILL Holdings, Inc.(a)	584,002
13,339	Box, Inc., Class A(a)	428,049
65,072	Clearwater Analytics Holdings, Inc., Class A(a),(b)	1,197,976
5,834	CommVault Systems, Inc.(a)	812,209
33,209	Confluent, Inc., Class A(a)	776,094
15,257	Dynatrace, Inc.(a)	771,546
21,523	Gitlab, Inc., Class A(a),(b)	1,049,246
13,260	JFrog Ltd.(a)	629,585
3,041	MongoDB, Inc.(a)	1,094,213
12,513	Oddity Tech Ltd.(a),(b)	566,213
14,378	Omnicell, Inc.(a)	482,669
43,731	Privia Health Group, Inc.(a)	1,062,663
15,969	Procore Technologies, Inc.(a)	1,178,832
10,360	Q2 Holdings, Inc.(a)	639,834
32,021	UiPath, Inc., Class A(a)	507,853
19,840	Vertex, Inc., Class A(a),(b)	454,336
		13,392,810
	STEEL - 0.7%
5,950	ATI, Inc.(a)	588,872

	TECHNOLOGY HARDWARE - 1.2%
2,418	Fabrinet(a),(b)	1,065,298

	TECHNOLOGY SERVICES - 0.5%
10,745	Figure Technology Solutions, Inc.(a)	425,502

See accompanying notes which are an integral part of these financial statements.

DUNHAM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
3,100	Saia, Inc.(a)	$906,750
	TOTAL COMMON STOCKS (Cost $64,867,518)	86,325,258

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 30.9%
	COLLATERAL FOR SECURITIES LOANED - 26.9%
24,107,064	Mount Vernon Liquid Assets Portfolio, 4.10% (Cost $24,107,064)(c),(d)	24,107,064

	MONEY MARKET FUND - 4.0%
3,558,808	Fidelity Investments Money Market Government Portfolio, Class I, 4.02% (Cost $3,558,808)(d)	3,558,808

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,665,872)	27,665,872

	TOTAL INVESTMENTS - 127.1% (Cost $92,533,390)	$113,991,130
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.1)%	(24,329,352)
	NET ASSETS - 100.0%	$89,661,778

ADR	- American Depositary Receipt

LTD	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $23,715,124 at October 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $24,107,064 at October 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.0%
	MIXED ALLOCATION - 1.0%
128,764	Vietnam Enterprise Investments Ltd.(a)	$1,280,713

	TOTAL CLOSED END FUNDS (Cost $803,103)	1,280,713

	COMMON STOCKS — 97.9%
	AEROSPACE & DEFENSE - 2.6%
287,356	Bharat Electronics Ltd.	1,378,158
1,924	Hanwha Aerospace Company Ltd.	1,316,126
2,291	LIG Nex1 Company Ltd.	832,280
		3,526,564
	ASSET MANAGEMENT - 4.4%
118,262	360 ONE WAM Ltd.	1,439,495
13,800	Futu Holdings Ltd. - ADR(b)	2,746,752
9,676	SK Square Company Ltd.(a)	1,751,563
		5,937,810
	BANKING - 9.1%
152,062	Abu Dhabi Islamic Bank PJSC	873,732
155,750	Bank of the Philippine Islands	279,660
31,589	Bank Polska Kasa Opieki S.A.	1,617,282
253,214	BDO Unibank, Inc.	575,879
228,931	FirstRand Ltd.	1,086,571
68,400	Grupo Financiero Banorte SAB de CV	642,097
62,978	HDFC Bank Ltd. - ADR	2,281,063
94,184	HDFC Bank Ltd.	1,047,387
8,213	OTP Bank Nyrt	783,911
1,909,900	Public Bank Bhd	1,921,170
62,907	Woori Financial Group, Inc.	1,116,802
		12,225,554
	BANKS - 1.0%
16,483	KB Financial Group, Inc.	1,341,903

	BEVERAGES - 0.4%
19,800	Heineken Malaysia Bhd	100,631

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	BEVERAGES - 0.4% (Continued)
90,548	Varun Beverages Ltd.	$478,569
		579,200
	E-COMMERCE DISCRETIONARY - 4.6%
286,541	Alibaba Group Holding Ltd.	6,097,133

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
274,000	Hon Hai Precision Industry Company Ltd.	2,275,485

	ENGINEERING & CONSTRUCTION - 4.7%
1,016,900	Gamuda Bhd	1,220,317
244,667	Indus Towers Ltd.(a)	1,002,788
37,915	Larsen & Toubro Ltd.	1,720,651
13,889	Samsung C&T Corporation	2,191,966
		6,135,722
	ENTERTAINMENT CONTENT - 0.2%
2,100	Sea Ltd. - ADR(a)	328,125

	FOOD - 0.4%
38,100	JBS N.V., Class A(a)	503,301

	GAS & WATER UTILITIES - 1.1%
3,900	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	95,706
56,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,396,086
		1,491,792
	HEALTH CARE FACILITIES & SERVICES - 3.5%
213,155	Max Healthcare Institute Ltd.	2,756,511
416,000	Wuxi Biologics Cayman, Inc.(a)	1,940,231
		4,696,742
	HOME CONSTRUCTION - 0.4%
468,349	Talaat Moustafa Group	570,156

	HOUSEHOLD PRODUCTS - 0.6%
65,700	Mao Geping Cosmetics Company Ltd.	758,822

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 1.7%
14,673	Metlen Energy & Metals plc(a)	$744,221
213,000	Neway Valve Suzhou Company Ltd.	1,570,997
		2,315,218
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
26,000	Hong Kong Exchanges & Clearing Ltd.	1,417,052

	INSURANCE - 2.7%
168,000	AIA Group Ltd.	1,634,736
806,000	PICC Property & Casualty Company Ltd., H Shares	1,904,163
		3,538,899
	INTERNET MEDIA & SERVICES - 11.0%
216,310	Grab Holdings Ltd.(a),(b)	1,300,023
13,028	Naspers Ltd.	915,109
102,200	Tencent Holdings Ltd.	8,301,338
102,400	Tencent Music Entertainment Group - ADR	2,285,568
25,050	Trip.com Group Ltd.	1,762,775
		14,564,813
	LEISURE FACILITIES & SERVICES - 1.9%
161,220	Jollibee Foods Corporation	594,894
377,479	Lemon Tree Hotels Ltd. (a)	702,383
59,942	OPAP S.A.	1,240,298
		2,537,575
	METALS & MINING - 4.3%
11,800	Aura Minerals, Inc.	381,494
1,955,000	CGN Mining Company Ltd.	983,952
204,800	Chifeng Jilong Gold Mining Company Ltd.	753,542
27,865	Gold Fields Ltd.	1,074,453
113,100	Grupo Mexico S.A.B. de C.V., Class B	975,880
58,900	Vale S.A. - ADR(b)	712,101
202,000	Zijin Mining Group Company Ltd., H Shares	835,663
		5,717,085
	OIL & GAS PRODUCERS - 0.6%
376,189	Gazprom PJSC(a),(c),(d)	—

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	OIL & GAS PRODUCERS - 0.6% (Continued)
15,300	Vista Energy S.A.B. de C.V. - ADR(a),(b)	$741,285
		741,285
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
606,279	ADNOC Drilling Company PJSC	921,030

	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
1,104,800	Ayala Land, Inc.	374,150
170,000	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	962,842
		1,336,992
	RENEWABLE ENERGY - 1.7%
41,700	Contemporary Amperex Technology Company Ltd.	2,278,670

	RETAIL - CONSUMER STAPLES - 0.0%(e)
8,512	Magnit PJSC(a),(c),(d)	—

	RETAIL - DISCRETIONARY - 2.0%
237	LPP S.A.	1,150,348
261,100	Vivara Participacoes S.A.	1,515,698
		2,666,046
	SEMICONDUCTORS - 16.1%
11,106	SK Hynix, Inc.	4,309,506
356,608	Taiwan Semiconductor Manufacturing Company Ltd.	17,219,124
		21,528,630
	SPECIALTY FINANCE - 0.7%
41,463	Cholamandalam Investment and Finance Company Ltd.	792,488
7,700	Qifu Technology, Inc. - ADR	185,955
		978,443
	TECHNOLOGY HARDWARE - 13.6%
114,099	Accton Technology Corporation	3,961,930
86,000	Asia Vital Components Co., Ltd.	3,931,129
31,000	Delta Electronics, Inc.	995,558
81,029	Samsung Electronics Company Ltd.	6,082,947
10,000	Wiwynn Corporation	1,408,044

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY HARDWARE - 13.6% (Continued)
323,600	Xiaomi Corporation, Class B(a)	$1,795,275
		18,174,883
	TECHNOLOGY SERVICES - 0.6%
3,229	Elm Company	816,867

	TELECOMMUNICATIONS - 2.7%
115,449	Bharti Airtel Ltd.	2,673,791
89,100	Vnet Group, Inc. - ADR(a),(b)	926,640
		3,600,431
	TRANSPORTATION EQUIPMENT - 0.8%
13,321	Eicher Motors Ltd.	1,050,697

	TOTAL COMMON STOCKS (Cost $84,979,821)	130,652,925

	PREFERRED STOCKS — 1.6%
	TECHNOLOGY HARDWARE — 1.6%
35,311	Samsung Electronics Company Ltd.	2,078,203

	TOTAL PREFERRED STOCKS (Cost $1,580,983)	2,078,203

	SHORT-TERM INVESTMENTS — 4.8%
	COLLATERAL FOR SECURITIES LOANED - 4.2%
5,537,396	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $5,537,396)(f),(g)	5,537,396

	MONEY MARKET FUNDS - 0.6%
854,792	First American Government Obligations Fund, Class X, 4.06% (Cost $854,792)(g)	854,792

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,392,188)	6,392,188

See accompanying notes which are an integral part of these financial statements.

DUNHAM EMERGING MARKETS STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 105.3% (Cost $93,756,095)	$140,404,029
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(7,051,140)
	NET ASSETS - 100.0%	$133,352,889

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,551,472 at October 31, 2025.

(c)	Illiquid security.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $5,537,396 at October 31, 2025.

(g)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 2.5%
5,586	Airbus S.E.	$1,377,451
190	Dassault Aviation S.A.	61,231
1,800	Embraer S.A.	29,136
166	Hanwha Aerospace Company Ltd.	113,553
2,185	Leonardo SpA	128,564
3,161	MTU Aero Engines A.G.	1,381,542
39,911	Rolls-Royce Holdings plc	614,166
1,968	Safran S.A.	699,320
		4,404,963
	APPAREL & TEXTILE PRODUCTS - 0.2%
817	Adidas A.G.	154,492
2,600	Asics Corporation	66,208
2,000	Birkenstock Holding plc(a)	79,820
		300,520
	ASSET MANAGEMENT - 2.6%
86	Futu Holdings Ltd. - ADR(b)	17,117
11,500	Industrivarden A.B., C Shares	477,010
25,896	Investor A.B., B Shares	852,631
1,207	Julius Baer Group Ltd.	81,493
458	SK Square Company Ltd.(a)	82,908
36,338	UBS Group A.G.	1,392,205
92,176	XP, Inc., Class A(b)	1,679,446
		4,582,810
	AUTOMOTIVE - 2.9%
286	Aumovio S.E.(a)	12,297
572	Continental A.G.	43,711
84,000	Honda Motor Company Ltd.	849,025
4,244	Hyundai Mobis Company Ltd.	935,953
1,761	Kia Corporation	147,308
2,826	Magna International, Inc.(b)	133,507
45,510	Magna International, Inc.	2,148,528
4,752	Mercedes-Benz Group A.G.	308,355

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	AUTOMOTIVE - 2.9% (Continued)
205	Rheinmetall A.G.	$403,016
		4,981,700
	BANKING - 16.9%
2,920	ABN AMRO Bank N.V.	87,252
24,803	Abu Dhabi Commercial Bank PJSC	97,306
89,854	Abu Dhabi Islamic Bank PJSC	516,292
143,000	Agricultural Bank of China Ltd., H Shares	109,090
17,316	AIB Group plc	159,602
7,988	Al Rajhi Bank	225,774
27,239	Alpha Bank S.A.	106,791
7,148	Banca Monte dei Paschi di Siena SpA	62,696
30,481	Banco Bilbao Vizcaya Argentaria S.A.	614,120
5,277	Banco BPM SpA	76,889
24,156	Banco de Sabadell S.A.	90,565
72,800	Banco do Brasil S.A.	297,165
85,730	Banco Santander S.A.	873,672
6,714	Bank Hapoalim BM	136,180
8,455	Bank Leumi Le-Israel BM	171,605
4,202,000	Bank of China Ltd., H Shares	2,379,317
229,387	Bank of Ireland Group PLC	3,756,032
491	Bank Polska Kasa Opieki S.A.	25,138
3,358	Bankinter S.A.	50,623
95,786	Barclays plc - ADR	2,058,442
79,615	Barclays PLC	427,013
31,712	BNK Financial Group, Inc.	306,160
42,074	BNP Paribas S.A.	3,259,217
325,500	BOC Hong Kong Holdings Ltd.	1,599,389
20,483	CaixaBank S.A.	216,517
475	Capitec Bank Holdings Ltd.	105,101
45,000	China CITIC Bank Corp Ltd., H Shares	42,934
443,000	China Construction Bank Corporation, H Shares	438,581
116,000	Chongqing Rural Commercial Bank Company Ltd., H Shares	95,389
339	Credicorp Ltd.	88,479

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	BANKING - 16.9% (Continued)
3,867	Danske Bank A/S	$172,818
74,926	Emirates NBD Bank PJSC	573,200
1,178	Erste Group Bank A.G.	122,037
7,170	Eurobank Ergasias Services and Holdings S.A., Class A	26,973
6,555	FinecoBank Banca Fineco SpA	149,991
20,336	First Abu Dhabi Bank PJSC	96,531
27,735	FirstRand Ltd.	131,638
75,796	Grupo Cibest S.A.	1,227,744
6,455	Grupo Financiero Banorte S.A.B. de C.V. - ADR	303,256
12,700	Grupo Financiero Banorte SAB de CV	119,220
1	Haci Omer Sabanci Holding A/S	1
10,225	Hana Financial Group, Inc.	610,897
20,800	Hang Seng Bank Ltd.	405,488
4,600	Huaxia Bank Company Ltd.	4,401
1,348,000	Industrial & Commercial Bank of China Ltd., H Shares	1,044,412
35,197	ING Groep N.V.	878,925
110,337	Intesa Sanpaolo SpA	711,214
6,727	Israel Discount Bank Ltd., Class A	67,229
32,900	Itau Unibanco Holding S.A.	214,714
8,000	Japan Post Bank Company Ltd.	89,642
5,000	Kasikornbank PCL	28,771
115,200	Krung Thai Bank PCL	96,832
321,737	Lloyds Banking Group plc - ADR(b)	1,515,381
354,766	Lloyds Banking Group PLC	415,948
700	Mizrahi Tefahot Bank Ltd.	45,513
4,952	National Bank of Greece S.A.	72,793
16,287	Nordea Bank Abp	278,486
1,218	OTP Bank Nyrt	116,255
4,500	Powszechna Kasa Oszczednosci Bank Polski S.A.	92,257
17,423	Qatar National Bank QPSC	88,625
923	Santander Bank Polska S.A.	121,546
775,890	Sberbank of Russia PJSC(a),(c),(d)	—
24,500	SCB X PCL	99,054

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	BANKING - 16.9% (Continued)
2,831	Shinhan Financial Group Company Ltd.	$145,011
3,214	Societe Generale S.A.	203,850
1	Turkiye Is Bankasi A/S	0
6,731	UniCredit SpA	498,446
1,284,860,000	VTB Bank PJSC(a),(c),(d)	—
2,347	Woori Financial Group, Inc.	41,667
		29,284,097
	BANKS - 0.6%
12,641	KB Financial Group, Inc.	1,029,120

	BEVERAGES - 0.3%
17,500	Kirin Holdings Company Ltd.	246,103
13,600	Yakult Honsha Company Ltd.	203,607
		449,710
	BIOTECH & PHARMA - 2.3%
10,400	Astellas Pharma, Inc.	108,865
1,693	AstraZeneca PLC	279,617
2,163	CSL Ltd.	252,093
18,700	Daiichi Sankyo Company Ltd.	446,717
2,734	Genmab A/S - ADR(a),(b)	78,220
291	Genmab A/S(a)	82,996
22,988	Grifols S.A.	213,684
1,003	GSK plc - ADR(b)	47,001
4,500	Innovent Biologics, Inc.(a)	50,478
100,000	Livzon Pharmaceutical Group, Inc.	402,281
5,300	Otsuka Holdings Company Ltd.	288,453
3,600	Roche Holding A.G. - ADR	145,439
3,700	Shionogi & Company Ltd.	62,060
48,000	Sino Biopharmaceutical Ltd.	43,724
50,700	Takeda Pharmaceutical Company Ltd.	1,368,294
307	UCB S.A.	78,741
		3,948,663

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	CHEMICALS - 0.4%
6,600	Asahi Kasei Corporation	$50,571
3,282	Nutrien Ltd.(b)	178,705
10,128	PhosAgro PJSC(a),(c),(d)	—
76,700	Satellite Chemical Company Ltd.	193,064
11,400	Shin-Etsu Chemical Company Ltd.	342,679
		765,019
	COMMERCIAL SUPPORT SERVICES - 0.2%
7,000	Recruit Holdings Company Ltd.	347,123

	CONSTRUCTION MATERIALS - 0.4%
1,600	AGC, Inc.	49,990
207,900	Huaxin Cement Company Ltd., Class A	630,354
		680,344
	CONTAINERS & PACKAGING - 0.3%
7,938	Brambles Ltd.	129,002
6,363	CCL Industries, Inc., Class B	354,954
		483,956
	DIVERSIFIED INDUSTRIALS - 0.0%(e)
1,408	Alfa Laval A.B.	66,916

	E-COMMERCE DISCRETIONARY - 0.2%
25,100	Meituan(a)	330,380
2,571	Vipshop Holdings Ltd. - ADR	44,967
		375,347
	ELECTRIC UTILITIES - 1.0%
1,264	Brookfield Renewable Corporation	54,722
3,600	Chubu Electric Power Company, Inc.	50,062
1,449	Emera, Inc.	68,888
5,000	Kansai Electric Power Company, Inc. (The)	78,002
11,855	Korea Electric Power Corporation - ADR	178,655
276,800	Tokyo Electric Power Company Holdings, Inc.(a)	1,383,324
		1,813,653

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	ELECTRICAL EQUIPMENT - 4.6%
62,916	ABB Ltd.	$4,663,286
1,400	Daikin Industries Ltd.	162,655
6,800	Delta Electronics Thailand PCL	45,556
52,700	Guangzhou Shiyuan Electronic Technology Company	309,046
1,760	Kone OYJ, Class B	117,600
44,812	Luxshare Precision Industry Company Ltd.	396,787
48,697	NARI Technology Company Ltd.	165,834
1,433	Prysmian SpA	149,421
2,676	Riyadh Cables Group Company	101,109
3,377	Siemens Energy A.G.(a)	420,757
479,900	TBEA Company Ltd.	1,320,356
		7,852,407
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
211,000	Hon Hai Precision Industry Company Ltd.	1,752,289

	ENGINEERING & CONSTRUCTION - 0.2%
867	ACS Actividades de Construccion y Servicios S.A.	71,195
2,476	Cellnex Telecom S.A.	77,088
1	Enka Insaat ve Sanayi A/S	1
1,925	Ferrovial S.E.	118,136
7,700	Keppel Corp Ltd.	60,214
		326,634
	ENTERTAINMENT CONTENT - 3.0%
2,600	37 Interactive Entertainment Network Technology Group Company Ltd.	7,587
5,800	Bandai Namco Holdings, Inc.	180,513
7,600	Capcom Company Ltd.	198,464
402	CD Projekt S.A.	27,618
394,500	Giant Network Group Company Ltd.	1,944,933
5,500	Konami Group Corporation	915,961
13,500	NetEase, Inc.	378,814
30,400	Nexon Company Ltd.	620,005
1,935	Sea Ltd. - ADR(a)	302,344

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	ENTERTAINMENT CONTENT - 3.0% (Continued)
9,200	Toho Company Ltd.	$539,286
		5,115,525
	FOOD - 1.0%
57,500	Dekon Food And Agriculture Group	522,412
1,350,500	WH Group Ltd.	1,299,047
		1,821,459
	GAS & WATER UTILITIES - 0.1%
1,800	Osaka Gas Company Ltd.	56,638
1,700	Tokyo Gas Company Ltd.	59,661
		116,299
	HEALTH CARE FACILITIES & SERVICES - 1.1%
7,802	Asymchem Laboratories Tianjin Company Ltd.	107,506
10,200	WuXi AppTec Co., Ltd.	142,523
112,772	WuXi AppTec Company Ltd., Class A	1,574,244
16,500	Wuxi Biologics Cayman, Inc.(a)	76,956
		1,901,229
	HOME & OFFICE PRODUCTS - 0.1%
1	Arcelik A/S(a)	3
24,200	Haier Smart Home Company Ltd., H Shares	78,694
48,000	Hisense Home Appliances Group Company Ltd., H Shares	141,581
		220,278
	HOUSEHOLD PRODUCTS - 0.2%
8,000	Kao Corporation	338,564

	INDUSTRIAL INTERMEDIATE PROD - 0.8%
704,700	China International Marine Containers Group	644,116
657,700	China International Marine Container Group Cl A	729,795
		1,373,911
	INDUSTRIAL SUPPORT SERVICES - 0.3%
99,497	Han’s Laser Technology Industry Group Company Ltd.	575,791

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
30,000	B3 S.A. - Brasil Bolsa Balcao	70,709
27,800	China Galaxy Securities Company Ltd.	68,675

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.2% (Continued)
3,100	China International Capital Corp Ltd.	$16,054
1,134	Computershare Ltd.	27,093
5,500	Daiwa Securities Group, Inc.	42,329
1,003	Deutsche Boerse A.G.	254,019
22,800	Hong Kong Exchanges & Clearing Ltd.	1,242,646
5,200	Japan Exchange Group, Inc.	57,987
4,005	London Stock Exchange Group plc - ADR(b)	126,117
16,300	Nomura Holdings, Inc.	116,321
1,200	Singapore Exchange Ltd.	15,570
		2,037,520
	INSURANCE - 6.6%
6,653	Aegon Ltd.	50,705
181,400	AIA Group Ltd.	1,765,125
1,953	Allianz S.E.	784,857
341	ASR Nederland N.V.	22,760
23,994	Aviva plc	210,885
39,000	China Life Insurance Company Ltd., H Shares	122,984
13,600	China Pacific Insurance Group Company Ltd., H Shares	55,134
1,142,000	China Reinsurance Group Corporation	231,921
12,290	Generali	473,151
7,097	Hyundai Marine & Fire Insurance Company Ltd.(a)	135,425
14,300	Japan Post Holdings Company Ltd.	134,009
11,900	MS&AD Insurance Group Holdings, Inc.	245,317
35,287	NN Group N.V.	2,415,044
2,312,000	People’s Insurance Company Group of China Ltd., H Shares	2,076,394
654	Powszechny Zaklad Ubezpieczen S.A.	10,456
3,712	Samsung Fire & Marine Insurance Company Ltd.	1,145,753
31,900	Sompo Holdings, Inc.	972,187
1,300	T&D Holdings, Inc.	27,919
816	Zurich Insurance Group A.G.	567,575
		11,447,601
	INTERNET MEDIA & SERVICES - 1.4%
1,953	carsales.com Ltd.	45,606
970	Kakao Corporation	44,087

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INTERNET MEDIA & SERVICES - 1.4% (Continued)
748	NAVER Corporation	$139,806
353	Scout24 A.G.	40,826
761	Spotify Technology S.A.(a)	498,699
18,600	Tencent Holdings Ltd.	1,510,811
33,000	Z Holdings Corporation	96,973
		2,376,808
	LEISURE FACILITIES & SERVICES - 0.8%
2,945	Aristocrat Leisure Ltd.	121,862
995	Evolution A.B.	66,291
10,000	Galaxy Entertainment Group Ltd.	49,822
63,200	H World Group Ltd.	245,063
5,400	Oriental Land Company Ltd.	109,286
101,000	Shanghai Jinjiang International Hotels Company	319,389
260,900	Wanda Film Holding Company Ltd.(a)	405,211
1,303	Yum China Holdings, Inc.	56,368
		1,373,292
	MACHINERY - 0.5%
7,700	FANUC Corporation	256,965
7,500	Jiangsu Hengli Hydraulic Company Ltd.	101,240
1,000	Keyence Corporation	371,142
200	SMC Corporation	68,466
7,000	Techtronic Industries Company Ltd.	81,647
		879,460
	MEDICAL EQUIPMENT & DEVICES - 2.2%
651	Alcon, Inc.	48,102
11,700	Hoya Corporation	1,900,492
4,944	Sonova Holding A.G.	1,348,744
27,400	Terumo Corporation	442,270
		3,739,608
	METALS & MINING - 4.8%
2,632	Agnico Eagle Mines Ltd.	423,252
10,711	Alamos Gold, Inc., Class A	329,792
832	Anglogold Ashanti plc	56,576
8,905	Barrick Mining Corporation	292,315

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	METALS & MINING - 4.8% (Continued)
1,304	BHP Group Ltd. - ADR(b)	$74,393
9,404	Evolution Mining Ltd.	66,555
2,664	First Quantum Minerals Ltd.(a)	55,310
15,913	Fortescue Ltd.	221,328
13,368	Franco-Nevada Corporation(b)	2,494,869
11,875	Gold Fields Ltd.	457,891
6,150	Kinross Gold Corporation	143,034
378,500	MMC Norilsk Nickel PJSC(a),(c),(d)	—
65,700	Nanshan Aluminium International Holdings Ltd.	368,801
6,021	Northern Star Resources Ltd.	97,097
1,912	Pan American Silver Corporation	67,322
12,031	Sibanye Stillwater Ltd. - ADR(a)	127,047
283,100	Western Mining Company Ltd.	954,348
11,469	Wheaton Precious Metals Corporation	1,106,988
79,453	Zhejiang Huayou Cobalt Company Ltd., Class A	723,956
92,300	Zhongjin Gold Corp Ltd.	286,532
		8,347,406
	OIL & GAS PRODUCERS - 1.8%
80,970	BP PLC	474,375
1,214,000	China Petroleum & Chemical Corporation, H Shares	645,721
15,200	ENEOS Holdings, Inc.	95,894
4,213	Equinor ASA	100,905
87,530	Gazprom PJSC - ADR(a),(c),(d)	—
247,390	Gazprom PJSC(a),(c),(d)	—
5,300	Inpex Corporation	97,798
24,250	LUKOIL PJSC(a),(c),(d)	—
1,184,100	PetroChina Company Ltd., H Shares	1,224,006
54,000	PTT PCL	51,266
4,541	Repsol S.A.	83,331
117,940	Rosneft Oil Company PJSC(a),(c),(d)	—
6,867	Suncor Energy, Inc.	273,375
6,830	Tatneft PJSC(a),(c),(d)	—
		3,046,671

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	PUBLISHING & BROADCASTING - 0.1%
7,110	Informa plc	$90,531

	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
33,223	Emaar Properties PJSC	128,556
7,500	Sun Hung Kai Properties Ltd.	91,264
204,000	Wharf Real Estate Investment Company Ltd.	580,619
		800,439
	REAL ESTATE SERVICES - 0.2%
1,646	FirstService Corporation	262,389

	RENEWABLE ENERGY - 0.6%
100,100	Hengdian Group DMEGC Magnetics Company Ltd.	297,699
5,304	Vestas Wind Systems A/S	108,471
371,000	Xinjiang Goldwind Science & Technology Company Ltd.	629,708
		1,035,878
	RETAIL - CONSUMER STAPLES - 0.8%
13,500	CK Hutchison Holdings Ltd.	89,523
1,643	Dollarama, Inc.	213,565
31,509	Jeronimo Martins SGPS S.A.	811,577
500	Kobe Bussan Company Ltd.	11,602
897	Metro, Inc.	59,791
9,000	Pan Pacific International Holdings Corporation	53,539
6,459	Woolworths Group Ltd.	120,014
		1,359,611
	RETAIL - DISCRETIONARY - 1.2%
2,900	Fast Retailing Company Ltd.	1,064,669
5,896	Industria de Diseno Textil S.A.	325,604
300	Jardine Matheson Holdings Ltd.	17,625
58,400	Lao Feng Xiang Company Ltd., B Shares	213,627
439	Pandora A/S	58,738
1,300	Ryohin Keikaku Company Ltd.	26,733
900	Sanrio Company Ltd.	41,651
6,267	Wesfarmers Ltd.	344,005
		2,092,652

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	RETAIL REIT - 0.0%(e)
7,000	Link REIT	$36,453

	SEMICONDUCTORS - 10.9%
4,510	Advantest Corporation - ADR(b)	676,500
3,700	Advantest Corporation	554,070
230	ASM International N.V.	149,246
1,770	ASML Holding N.V.	1,871,581
5,557	Infineon Technologies A.G.	220,590
40,800	Kioxia Holdings Corporation(a)	2,845,607
12,500	Lasertec Corporation	2,537,954
7,000	MediaTek, Inc.	296,413
53,700	Shenzhen MTC Company Ltd.	46,405
2,672	SK Hynix, Inc.	1,036,827
1,538	STMicroelectronics N.V.	37,914
168,000	Taiwan Semiconductor Manufacturing Company Ltd.	8,112,024
2,300	Tokyo Electron Ltd.	507,092
		18,892,223
	SOFTWARE - 2.3%
111	Constellation Software, Inc.	292,118
272	CyberArk Software Ltd.(a)	141,652
3,652	Dassault Systemes S.E.	103,936
1,002	Descartes Systems Group, Inc. (The)(a)	88,386
175	Nice Ltd.(a)	23,872
6,500	Obic Company Ltd.	201,641
1,600	Open Text Corporation	61,360
304	Pro Medicus Ltd.	52,203
4,852	Sage Group plc (The)	73,338
2,800	Sage Group plc (The) - ADR	170,212
4,707	SAP S.E.	1,224,254
7,621	Shopify, Inc., Class A(a)	1,325,037
1,100	TIS, Inc.	37,897
894	WiseTech Global Ltd.	40,325
301	Wix.com Ltd.(a)	43,808

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	SOFTWARE - 2.3% (Continued)
814	Xero Ltd.(a)	$77,016
		3,957,055
	SPECIALTY FINANCE - 0.5%
7,300	ORIX Corporation	178,576
20,481	Samsung Card Company Ltd.	709,589
		888,165
	STEEL - 0.0%(e)
516	POSCO Holdings, Inc. - ADR(b)	28,184

	TECHNOLOGY HARDWARE - 6.5%
70,790	Anker Innovations Technology Company Ltd.	1,163,570
3,000	Asustek Computer, Inc.	67,671
50,000	Avary Holding Shenzhen Company Ltd.	368,351
10,100	Brother Industries Ltd.	171,913
18,800	Canon, Inc.	539,906
600	Celestica, Inc.(a)	206,688
9,000	Delta Electronics, Inc.	289,033
1,400	Fujikura Ltd.	190,647
154,808	Hisense Visual Technology Company Ltd.	539,061
1,133,307	IRICO Display Devices Company Ltd.(a)	933,289
5,600	Kyocera Corporation	74,310
121,659	LG Display Company Ltd. - ADR(a)	609,512
538	LG Electronics, Inc.	32,907
449	LG Innotek Company Ltd.	75,537
423	Logitech International S.A.	50,859
4,400	Nidec Corporation	53,535
6,200	Nintendo Company Ltd.	528,808
23,761	Nokia OYJ	162,093
29,900	Panasonic Holdings Corporation	347,422
242	Samsung Electronics Company Ltd.	451,330
43,965	Samsung Electronics Company Ltd. – Reg S	3,300,508
14,277	Telefonaktiebolaget LM Ericsson, Class B	144,845
16,400	Universal Scientific Industrial Shanghai Company	55,475
1,000	Wiwynn Corporation	140,804

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	TECHNOLOGY HARDWARE - 6.5% (Continued)
4,000	Xiamen Faratronic Company Ltd.	$67,646
111,600	Zhejiang Crystal-Optech Company Ltd.	391,517
55,000	Zhen Ding Technology Holding Ltd.	289,985
		11,247,222
	TECHNOLOGY SERVICES - 1.0%
120	Adyen N.V.(a)	205,634
3,221	CGI, Inc.	280,258
4,480	Experian plc	208,965
18,100	Nomura Research Institute Ltd.	698,910
5,922	RELX plc	260,847
1,157	Wolters Kluwer N.V.	141,842
		1,796,456
	TELECOMMUNICATIONS - 4.1%
5,300	Advanced Info Service PCL	49,422
31,975	BT Group PLC	78,035
96,561	Deutsche Telekom A.G.	2,991,224
35,200	KDDI Corporation	561,112
745,700	Maxis Bhd	676,126
585,800	NTT, Inc.	602,949
5,229	Ooredoo QPSC	19,462
21,033	Rogers Communications Inc, Class B	823,145
47,500	Singapore Telecommunications Ltd.	155,036
2,929	Tele2 A.B., B Shares	46,527
149,500	Telefonica Brasil S.A.	896,478
1,086	Telenor ASA	16,150
17,151	Telstra Group Ltd.	54,800
3,053	TELUS Corporation(b)	44,757
245,517	Vodafone Group plc	297,208
		7,312,431
	TOBACCO & CANNABIS - 0.0%(e)
338	KT&G Corporation	31,723

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5%
21,600	ANA Holdings, Inc.	$404,839
15,349	Canadian National Railway Company	1,472,124
4,100	Central Japan Railway Company	100,377
135,000	China Airlines Ltd.	87,388
10,700	East Japan Railway Company	261,353
3,924	Poste Italiane SpA	94,614
3,800	Singapore Technologies Engineering Ltd.	24,756
15,743	Transurban Group	148,970
1	Turk Hava Yollari AO	7
		2,594,428
	TRANSPORTATION EQUIPMENT - 3.6%
212,014	China CSSC Holdings Ltd.	1,070,343
2,605	HD Hyundai Heavy Industries Company Ltd.	1,094,047
2,520	Kongsberg Gruppen ASA	64,242
7,161	Korea Shipbuilding & Offshore Engineering Company	2,373,697
17,634	Wartsila OYJ Abp	576,977
397,200	Weichai Power Company Ltd., Class A	835,085
63,000	Weichai Power Company Ltd., H Shares	130,175
		6,144,566
	WHOLESALE - DISCRETIONARY - 0.5%
21,400	Pop Mart International Group Ltd.	608,715
10,000	Toyota Tsusho Corporation	305,668
		914,383

	TOTAL COMMON STOCKS (Cost $132,535,964)	167,641,482

	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
7,889	iShares Core MSCI EAFE ETF	694,942
2,352	iShares MSCI Eurozone ETF(b)	146,224
		841,166

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 0.5% (Continued)
	EQUITY - 0.5% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $835,059)			$841,166

	PREFERRED STOCKS — 2.2%
	AUTOMOTIVE — 0.1%
987	Volkswagen A.G.			102,791

	BANKING — 0.5%
27,900	Banco Bradesco S.A.			94,334
44,474	Grupo Cibest S.A.			648,927
25,600	Itau Unibanco Holding S.A.			188,105
				931,366
	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
110,420	Mirae Asset Securities Company Ltd.			836,953

	INSURANCE — 0.4%
3,206	Samsung Fire & Marine Insurance Company Ltd.			758,128

	TECHNOLOGY HARDWARE — 0.7%
19,632	Samsung Electronics Company Ltd.			1,155,427

	TOTAL PREFERRED STOCKS (Cost $2,421,598)			3,784,665

		Expiration Date	Exercise Price
	WARRANT — 0.0%(e)
	SOFTWARE - 0.0% (e)
108	Constellation Software Inc (Canada)	04/02/2040	$0.00	—

	TOTAL WARRANT (Cost $–)			—

See accompanying notes which are an integral part of these financial statements.

DUNHAM INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.5%
	COLLATERAL FOR SECURITIES LOANED - 3.4%
5,826,020	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $5,826,020)(f),(g)	$5,826,020

	MONEY MARKET FUNDS - 0.1%
216,414	Fidelity Government Portfolio, Institutional, 4.02% (Cost $216,414)(g)	216,414

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,042,434)	6,042,434

	TOTAL INVESTMENTS - 102.9% (Cost $141,835,055)	$178,309,747
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(4,969,666)
	NET ASSETS - 100.0%	$173,340,081

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

TAS	- Turkish Accounting Standards

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,656,469 at October 31, 2025.

(c)	Illiquid security.

(d)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

(e)	Percentage rounds to less than 0.1%.

(f)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $5,826,020 at October 31, 2025.

(g)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.8%
	COMMODITY - 11.9%
408,900	iShares GSCI Commodity Dynamic Roll Strategy ETF(a)			$11,021,899

	EQUITY - 3.9%
34,100	Franklin FTSE Japan ETF(a)			1,215,665
100	Franklin FTSE United Kingdom ETF			3,278
6,000	Invesco Nasdaq 100 ETF			1,553,760
400	SPDR EURO STOXX 50 ETF(a)			24,992
1,230	SPDR S&P 500 ETF(a)			838,934
				3,636,629

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,652,983)			14,658,528

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 9.2%
	BANKING — 1.6%
1,500,000	Oesterreichische Kontrollbank A.G.	0.5000	02/02/26	1,487,086

	BIOTECH & PHARMA — 1.9%
1,750,000	Bristol-Myers Squibb Company	6.8000	11/15/26	1,800,282

	GOVERNMENT GUARANTEED — 2.1%
2,000,000	Nederlandse Financierings-Maatschappij voor	0.8750	06/15/26	1,965,131

	LOCAL AUTHORITY — 1.4%
1,300,000	Province of Manitoba Canada	2.1250	06/22/26	1,284,643

	SUPRANATIONAL — 0.3%
247,000	International Bank for Reconstruction & Development	4.7500	04/10/26	247,842

	TECHNOLOGY HARDWARE — 1.1%
1,000,000	Cisco Systems, Inc.	2.5000	09/20/26	988,500

	TECHNOLOGY SERVICES — 0.8%
750,000	IBM International Capital Pte Ltd.	4.7000	02/05/26	750,973
	TOTAL CORPORATE BONDS (Cost $8,524,879)			8,524,457

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 9.2% (Continued)
	NON U.S. GOVERNMENT & AGENCIES — 12.3%
	LOCAL AUTHORITY — 5.3%
3,000,000	Province of British Columbia Canada	2.2500	06/02/26	$2,970,596
2,000,000	Province of Ontario Canada	2.5000	04/27/26	1,985,697
				4,956,293
	SUPRANATIONAL — 7.0%
2,000,000	Asian Development Bank	1.0000	04/14/26	1,973,916
1,500,000	Asian Development Bank	2.6250	01/12/27	1,480,425
3,000,000	Central American Bank for Economic Integration	5.0000	02/09/26	3,004,202
				6,458,543
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $11,410,882)			11,414,836

	U.S. GOVERNMENT & AGENCIES — 45.8%
	U.S. TREASURY NOTES — 45.8%
4,000,000	United States Treasury Note	2.2500	11/15/25	3,997,702
4,000,000	United States Treasury Note	2.8750	11/30/25	3,996,377
1,500,000	United States Treasury Note	4.0000	12/15/25	1,500,035
4,000,000	United States Treasury Note	0.3750	12/31/25	3,977,442
3,500,000	United States Treasury Note	3.8750	01/15/26	3,499,627
2,500,000	United States Treasury Note	0.3750	01/31/26	2,478,957
3,500,000	United States Treasury Note	0.5000	02/28/26	3,462,050
4,000,000	United States Treasury Note	2.2500	03/31/26	3,975,425
3,000,000	United States Treasury Note	0.7500	04/30/26	2,955,494
3,500,000	United States Treasury Note	1.6250	05/15/26	3,460,232
3,500,000	United States Treasury Note	0.7500	08/31/26	3,415,493
2,000,000	United States Treasury Note	0.8750	09/30/26	1,949,345
2,000,000	United States Treasury Note	1.1250	10/31/26	1,949,369
2,000,000	United States Treasury Note	1.2500	12/31/26	1,944,688

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 45.8% (Continued)
	U.S. TREASURY NOTES — 45.8% (Continued)
				$42,562,236
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $42,506,508)			42,562,236

Shares
	SHORT-TERM INVESTMENTS — 18.9%
	COLLATERAL FOR SECURITIES LOANED - 8.1%
7,532,886	Mount Vernon Liquid Assets Portfolio, LLC, , 4.10% (Cost $7,532,886)(b),(d)			7,532,886

	MONEY MARKET FUNDS - 10.8%
10,058,747	MSILF Government Portfolio, Institutional Class, 4.04% (Cost $10,058,747)(b)			10,058,747

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,591,633)			17,591,633

	TOTAL INVESTMENTS - 102.0% (Cost $92,686,885)			$94,751,690
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%			(1,882,114)
	NET ASSETS - 100.0%			$92,869,576

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
129	CBOT 10 Year US Treasury Note	12/22/2025	$14,534,671	$54,995
27	Eurex 10 Year Euro BUND Future	12/09/2025	4,027,124	46,203
28	Euro BONO Futures on long-term Spanish government	12/09/2025	4,017,153	78,588
56	Euro-BTP Italian Bond Futures	12/09/2025	7,838,709	191,131
55	French Government Bond Futures	12/09/2025	7,771,009	156,162
63	Long Gilt Future	12/30/2025	7,748,066	268,275
	TOTAL LONG FUTURES CONTRACTS			$795,354

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
8	CME E-Mini NASDAQ 100 Index Future	12/22/2025	$4,160,640	$(212,590)
9	CME E-Mini Standard & Poor’s 500 Index Future	12/22/2025	3,093,300	(83,350)
36	Eurex EURO STOXX 50 Future	12/22/2025	2,352,553	(41,185)
19	FTSE 100 Index Future	12/22/2025	2,432,563	(79,326)
28	TSE TOPIX (Tokyo Price Index) Future	12/12/2025	6,057,610	(329,475)
	TOTAL SHORT FUTURES CONTRACTS			$(745,926)

See accompanying notes which are an integral part of these financial statements.

DUNHAM DYNAMIC MACRO FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of these securities are on loan. Total loaned securities had a value of $7,381,930 at October 31, 2025.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(c)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $7,532,886 at October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares					Fair Value
	COMMON STOCKS — 0.0%(a)
	TELECOMMUNICATIONS - 0.0%(a)
10,000	NII Holdings, Inc. 144A(b),(c),(l)				$5,700

	TOTAL COMMON STOCKS (Cost $57,730)				5,700

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.7%
	ASSET MANAGEMENT — 2.1%
2,450,000	CI Financial Corporation(c)		7.5000	05/30/29	2,604,639
3,695,000	Drawbridge Special Opportunities Fund, L.P. (c)		5.9500	09/17/30	3,580,557
					6,185,196
	AUTOMOTIVE — 1.6%
2,429,000	Ford Motor Credit Company, LLC		6.9500	06/10/26	2,459,463
2,195,000	General Motors Company		5.3500	04/15/28	2,247,823
					4,707,286
	BANKING — 6.6%
3,590,000	Barclays plc (d),(f)	USISSO05 + 3.686%	7.6250	09/15/73	3,799,656
2,005,000	JPMorgan Chase & Company (e)	US0003M + 0.550%	5.1100	02/01/27	1,987,754
3,550,000	NatWest Group plc (d)	H15T1Y + 2.850%	7.4720	11/10/26	3,552,013
4,615,000	Societe Generale S.A.(c)		5.2500	02/19/27	4,661,956
5,145,000	Wells Fargo & Company(e)	US0003M + 0.500%	4.6660	01/15/27	5,107,062
795,000	Wells Fargo & Company		5.9500	12/01/86	830,821
					19,939,262
	BIOTECH & PHARMA — 0.6%
1,750,000	Biocon Biologics Global plc(c),(e), (f)		6.6700	10/09/29	1,730,580

	CHEMICALS — 1.3%
3,615,000	Braskem Netherlands Finance BV(c)		4.5000	01/31/30	1,457,170
85,000	Braskem Netherlands Finance BV(c)		8.0000	10/15/34	35,011
2,520,000	FMC Corporation(d)	H15T5Y + 4.366%	8.4500	11/01/55	2,447,394
					3,939,575
	COMMERCIAL SUPPORT SERVICES — 0.2%
725,000	RR Donnelley & Sons Company(c)		9.5000	08/01/29	743,973

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.7% (Continued)
	CONSUMER SERVICES — 0.8%
2,300,000	Grand Canyon University(f)		5.1250	10/01/28	$2,283,775

	E-COMMERCE DISCRETIONARY — 1.4%
1,900,000	Rakuten Group, Inc.(c)		11.2500	02/15/27	2,054,778
2,010,000	Rakuten Group, Inc.(c)		9.7500	04/15/29	2,255,511
					4,310,289
	ELECTRIC UTILITIES — 2.7%
2,895,000	Dominion Energy, Inc. (d)	H15T5Y + 2.207%	6.6250	05/15/55	3,020,794
5,075,000	Vistra Operations Company, LLC(c)		4.3000	10/15/28	5,058,721
					8,079,515
	ENGINEERING & CONSTRUCTION — 0.8%
2,345,000	IHS Holding Ltd.(c)		5.6250	11/29/26	2,332,355

	ENTERTAINMENT CONTENT — 2.1%
2,700,000	Discovery Communications, LLC		3.9500	03/20/28	2,647,392
2,064,000	Paramount Global		7.8750	07/30/30	2,285,395
1,560,000	Paramount Global		6.8750	04/30/36	1,639,542
					6,572,329
	FOOD — 0.4%
1,205,000	JBS USA LUX S.A. / JBS USA Food Company / JBS USA		6.5000	12/01/52	1,252,971

	HEALTH CARE FACILITIES & SERVICES — 0.9%
2,950,000	Centene Corporation		3.0000	10/15/30	2,635,031

	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
4,185,000	Credit Suisse Group A.G.(c)	USSW5 + 4.598%	7.5000	06/11/70	1,234,575
2,485,000	Goldman Sachs Capital I		6.3450	02/15/34	2,664,247
					3,898,822
	INSURANCE — 2.3%
385,000	Farmers Exchange Capital(c)		7.0500	07/15/28	404,803
1,130,000	Farmers Insurance Exchange(c) ,(d)	H15T10Y + 3.864%	7.0000	10/15/64	1,177,192
3,835,000	Constellation Insurance, Inc.(c)		6.8000	01/24/30	3,880,878
1,000,000	Pacific Life Insurance Company(c)		9.2500	06/15/39	1,372,374
					6,835,247

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.7% (Continued)
	INTERNET MEDIA & SERVICES — 1.3%
3,740,000	Meta Platforms, Inc.		4.8750	11/15/35	$3,748,883

	LEISURE FACILITIES & SERVICES — 1.7%
1,265,000	Flutter Treasury DAC(c)		6.3750	04/29/29	1,311,484
3,100,000	Resorts World Las Vegas, LLC / RWLV Capital, Inc.(c)		4.6250	04/06/31	2,652,025
1,000,000	Voyager Parent, LLC(c)		9.2500	07/01/32	1,049,106
					5,012,615
	METALS & MINING — 1.7%
1,445,000	First Quantum Minerals Ltd.(c)		8.0000	03/01/33	1,537,500
1,340,000	First Quantum Minerals Ltd.(c)		7.2500	02/15/34	1,392,525
2,026,298	Samarco Mineracao S.A.(c), (f)		9.0000	06/30/31	2,027,539
					4,957,564
	OIL & GAS PRODUCERS — 2.2%
3,000,000	Hess Corporation		6.0000	01/15/40	3,263,367
3,075,000	Venture Global LNG, Inc.(c),(f)		9.8750	02/01/32	3,286,396
					6,549,763
	REAL ESTATE INVESTMENT TRUSTS — 1.1%
555,000	Prologis Targeted US Logistics Fund, L.P.(c)		4.2500	01/15/31	550,928
2,700,000	Scentre Group Trust 2(c),(d)	H15T5Y + 4.685%	5.1250	09/24/80	2,731,217
					3,282,145
	SEMICONDUCTORS — 0.8%
2,375,000	Foundry JV Holdco, LLC(c)		6.1000	01/24/36	2,510,946

	SOFTWARE — 0.8%
1,585,000	Oracle Corporation		4.4500	09/26/30	1,571,775
845,000	Oracle Corporation(f)		5.9500	09/26/55	802,172
					2,373,947
	SPECIALTY FINANCE — 2.5%
2,930,000	AerCap Ireland Capital DAC / AerCap Global(d)	H15T5Y + 2.441%	6.5000	01/31/56	3,029,634
2,010,000	AERCAP IRELAND CAPITAL DAC / AERCAP GLOBAL(d)	H15T5Y + 2.720%	6.9500	03/10/55	2,114,413
2,320,000	Avolon Holdings Funding Ltd.(c)		4.9500	01/15/28	2,344,013
					7,488,060

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.7% (Continued)
	TELECOMMUNICATIONS — 2.1%
828,000	Frontier Communications Corporation(c)		6.7500	05/01/29	$836,922
4,857,000	Frontier Communications Holdings, LLC(c),(f)		6.0000	01/15/30	4,929,670
465,000	Sprint Spectrum Company, LLC / Sprint Spectrum(c)		5.1520	03/20/28	467,702
					6,234,294
	TRANSPORTATION & LOGISTICS — 0.4%
1,070,014	United Airlines 2020-1 Class B Pass Through Trust Series 2020-1B Class B		4.8750	01/15/26	1,070,239

	TOTAL CORPORATE BONDS (Cost $119,656,010)				118,674,662

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.8%
	HIGHER EDUCATION — 0.8%
2,405,000	Maricopa County Industrial Development Authority(c)		7.3750	10/01/29	2,525,499

	TOTAL MUNICIPAL BONDS (Cost $2,405,000)				2,525,499

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 58.9%
	U.S. TREASURY BILLS & NOTES — 58.9%
36,800,000	United States Treasury Bill(g)		—	12/18/25	36,622,532
39,360,000	United States Treasury Bill(g)		—	01/08/26	39,087,586
39,500,000	United States Treasury Bill(g)		—	02/12/26	39,086,219
39,730,000	United States Treasury Bill(g)		—	04/09/26	39,087,180
3,830,000	United States Treasury Note		3.6250	09/30/30	3,814,441
2,085,000	United States Treasury Note		3.6250	10/31/30	2,076,448
5,520,000	United States Treasury Note		4.2500	08/15/35	5,585,981
4,995,000	United States Treasury Note		4.8750	08/15/45	5,141,728
5,650,000	United States Treasury Note (o), (p)		4.7500	05/15/55	5,721,949
					176,224,064
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $175,934,956)				176,224,064

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 5.3%
15,994,246	Mount Vernon Liquid Assets Portfolio, 4.10% (Cost $15,994,246)(h)	$15,994,246

	MONEY MARKET FUND - 2.8%
8,301,227	First American Government Obligations Fund, Class X, 4.06% (Cost $8,301,227)(i)	8,301,227

	TOTAL SHORT-TERM INVESTMENTS (Cost $24,295,473)	24,295,473

	TOTAL INVESTMENTS - 107.5% (Cost $322,349,169)	$321,725,398
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5)%	(22,583,462)
	NET ASSETS - 100.0%	$299,141,936

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	Value and Unrealized Appreciation (Depreciation)
32	CBOT 10 Year US Treasury Note	12/22/2025	$3,605,500	$(23,500)
128	CBOT 5 Year US Treasury Note	01/02/2026	13,979,000	42,859
69	CBOT US Treasury Bond Futures	12/22/2025	8,094,563	(218,859)
128	Ultra 10-Year US Treasury Note Futures	12/22/2025	14,782,000	(165,608)
52	Ultra U.S. Treasury Bond Futures	12/22/2025	6,306,625	(156,437)
	TOTAL FUTURES CONTRACTS			$(521,545)

CREDIT DEFAULT SWAP AGREEMENTS
Description and Payment Frequency	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Implied Credit Spread (m)	Maturity Date	Notional Value	Fair Value(n)	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY SERIES 44	Quarterly (1)	HSBC Securities	5.00%	306.07	6/30/2030	$17,000,000	(1,378,318)	(766,135)	$(612,183)
CDX.NA.IG SERIES 44	Quarterly (1)	HSBC Securities	1.00%	48.25	6/30/2030	41,000,000	(948,663)	(646,498)	$(302,165)
DARDEN RESTAURANTS INC	Quarterly (1)	Barclays	1.00%	21.00	6/20/2027	7,000,000	(96,690)	(7,608)	$(89,082)
ORACLE CORPORATION(k)	Quarterly (2)	Barclays	1.00%	85.00	12/20/2030	(10,000,000)	80,020	194,766	$(114,746)
LENNAR CORPORATION(k)	Quarterly (2)	Barclays	5.00%	73.00	12/20/2029	(5,000,000)	845,393	818,119	$27,274
NEXTERA ENERGY CAPITAL HOLDINGS, INC(k)	Quarterly (2)	Barclays	1.00%	55.00	6/20/2030	(7,000,000)	143,898	121,483	$22,415
SEMPRA ENERGY	Quarterly (1)	Barclays	1.00%	30.00	6/20/2030	7,000,000	(217,632)	(190,154)	$(27,478)
THE CAMPBELLS COMPANY	Quarterly (1)	Barclays	1.00%	51.00	12/20/2030	10,000,000	(239,730)	(232,736)	$(6,994)
TOLL BROTHERS INC.	Quarterly (1)	Barclays	1.00%	67.00	12/20/2029	5,000,000	(69,746)	(49,930)	$(19,816)
VERIZON COMMUNICATIONS INC(k)	Quarterly (2)	Barclays	1.00%	30.00	6/20/2027	(7,000,000)	85,979	1,369	$84,610
TOTAL							(1,795,489)	(757,324)	(1,038,165)

(1)	Buy Protection

(2)	Sell Protection

See accompanying notes which are an integral part of these financial statements.

DUNHAM LONG/SHORT CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

TOTAL RETURN SWAPS
Description	Frequency	Counterparty	Notional Value	Variable Rate Premium Received	Maturity Date	Unrealized Appreciation
Markit IBoxx US Dollar Liquid High Yield Index	At Maturity	Goldman Sachs	$14,000,000	US0001M	12/20/2025	$68,823

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

USISSO05	5Y SOFR Swap Rate

USSW5	USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is 64,744,245 or 21.6% of net assets.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	All or a portion of these securities are on loan. The total loaned securities had a value of $15,656,162 at October 31, 2025.

(g)	Zero coupon bond.

(h)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $15,994,246 at October 31, 2025.

(i)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(j)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	If the Fund is a seller of protection and if a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value obligation or underlying securities comprising of the referenced obligation or underlying securities comprising of the referenced index.

(l)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of these securities is $5,700.

(m)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of October 31, 2025, will serve as an indicator of payment/performance risk and represent the likelihood of risk of default for the credit derivative.

(n)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(0)	All or portion of security held as collateral for Futures at October 31, 2025. Collateral for futures had a market value of $1,243,875 at October 31, 2025.

(p)	All or portion of security held as collateral for Swaps at October 31, 2025. Collateral for swaps had a market value of $1,718,864 at October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	CLOSED END FUND — 1.2%
	EQUITY - 1.2%
2,468,782	Altaba, Inc. (h)	$3,209,417

	TOTAL CLOSED END FUNDS (Cost $732,600)	3,209,417

Shares		Fair Value
	COMMON STOCKS — 79.6%
	ADVERTISING & MARKETING - 2.8%
279,382	Interpublic Group of Companies, Inc. (The)	7,168,942

	AUTOMOTIVE - 3.4%
80,080	Toyota Industries Corporation	8,742,925

	BANKING - 7.4%
67,808	Cadence Bank	2,559,074
148,965	Comerica, Inc.	11,395,823
263,861	Hang Seng Bank Ltd.	5,147,726
1,411	Synovus Financial Corporation	62,987
		19,165,610
	BEVERAGES - 3.9%
280,057	JDE Peet’s N.V.	10,195,044

	BIOTECH & PHARMA - 1.0%
47,455	Akero Therapeutics, Inc.(a)	2,572,061

	CABLE & SATELLITE - 2.8%
136,069	Liberty Broadband Corporation - Series C(a)	7,323,234

	ELECTRIC UTILITIES - 9.9%
172,887	Northwestern Energy Group, Inc.	10,316,167
267,112	TXNM Energy, Inc.	15,171,962
		25,488,129
	ENTERTAINMENT CONTENT - 7.8%
57,857	Electronic Arts, Inc.	11,574,870

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.6% (Continued)
	ENTERTAINMENT CONTENT - 7.8% (Continued)
142,543	Fox Corporation, Class B	$8,325,937
		19,900,807
	FOOD - 1.5%
46,554	Kellanova	3,866,775

	GAS & WATER UTILITIES - 0.0%(b)
465	Essential Utilities, Inc.	18,149

	INDUSTRIAL INTERMEDIATE PRODUCTS - 4.4%
57,379	Chart Industries, Inc.(a),(c)	11,453,995

	MACHINERY - 0.6%
52,166	Hillenbrand, Inc.(c)	1,648,446

	MEDICAL EQUIPMENT & DEVICES - 2.0%
69,709	Hologic, Inc.(a)	5,152,192

	METALS & MINING - 0.0%(b)
0	Royal Gold, Inc.	66

	OIL & GAS PRODUCERS - 8.1%
247,000	MEG Energy Corporation	5,226,880
547,842	Parkland Corporation	15,608,545
		20,835,425
	PUBLISHING & BROADCASTING - 2.7%
167,755	News Corporation, Class A	4,445,508
129,945	TEGNA, Inc.	2,556,018
		7,001,526
	SEMICONDUCTORS - 0.9%
25,834	Qorvo, Inc.(a)	2,452,164

	SOFTWARE - 9.5%
19,749	CyberArk Software Ltd.(a),(c)	10,284,884
See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 79.6% (Continued)
	SOFTWARE - 9.5% (Continued)
131,872	Dayforce, Inc.(a)	$9,064,881
206,225	Informatica, Inc., Class A(a)	5,128,816
		24,478,581
	SPECIALTY FINANCE - 3.5%
141,960	Air Lease Corporation	9,065,565

	TELECOMMUNICATIONS - 4.0%
274,588	Frontier Communications Parent, Inc.(a),(c)	10,368,441
205,893	NII Holdings, Inc. 144A(a),(d)(h)	72,063
		10,440,504
	TRANSPORTATION & LOGISTICS - 3.4%
1,025	American Airlines Group, Inc.(a)	13,458
101,283	American Airlines Group, Inc. Escrow Security(a)(h)	—
30,950	Norfolk Southern Corporation	8,770,612
		8,784,070

	TOTAL COMMON STOCKS (Cost $205,616,234)	205,754,210

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.3%
	ASSET MANAGEMENT - 0.0% (b)
117,447	Pershing Square Sparc Holdings Ltd (h)	9/29/2034	$—	35,234

	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
532,221	Resolute Forest Products, Inc. – CVR (h)		$6.25	798,332

	MEDICAL EQUIPMENT & DEVICES - 0.0% (b) (h)
34,956	ABIOMED, Inc. - CVR	12/31/2034	$35.00	55,929

	TOTAL RIGHT (Cost $850,904)			889,495

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.5%
	COLLATERAL FOR SECURITIES LOANED - 9.0%
23,310,902	Mount Vernon Liquid Assets Portfolio, 4.10% (Cost $23,310,902)(e),(f)	$23,310,902

	MONEY MARKET FUND - 10.5%
27,072,707	Fidelity Investments Money Market Funds, Class I, 4.02% (Cost $27,072,707)(f)	27,072,707

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,383,609)	50,383,609

Contracts(g)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
46	Rocket Companies, Inc.	Morgan Stanley	01/16/2026	$9	$76,636	$253
310	Sunoco, L.P.	Morgan Stanley	12/19/2025	53	1,618,820	38,750
948	Sunoco, L.P.	Morgan Stanley	12/19/2025	55	4,950,456	307,152
107	Sunoco, L.P.	Morgan Stanley	12/19/2025	58	558,754	62,060
249	Sunoco, L.P.	Morgan Stanley	03/20/2026	50	1,300,278	66,608
	TOTAL PUT OPTIONS PURCHASED (Cost - $800,873)					474,823

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $800,873)					474,823

	TOTAL INVESTMENTS - 100.8% (Cost $258,384,220)					$260,711,554
	TOTAL SECURITIES SOLD SHORT - (28.4)% (Proceeds Received - $75,178,907)					(73,575,013)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 27.6%					71,513,007
	NET ASSETS - 100.0%					$258,649,548

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of these securities are on loan. Total loaned securities had a value of $22,895,383 at October 31, 2025.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $72,063 or 0.0% of net assets.

(e)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $23,310,902 at October 31, 2025.

(f)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 1.61% of net assets. The total value of these securities is $4,170,975.

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — (28.4)%
	ADVERTISING & MARKETING - (2.8)%
(96,108)	Omnicom Group, Inc.	$(7,210,022)

	BANKING - (5.5)%
(278,016)	Fifth Third Bancorp	(11,571,027)
(167,825)	Huntington Bancshares, Inc.	(2,591,218)
(739)	Pinnacle Financial Partners, Inc.	(62,970)
		(14,225,215)
	CABLE & SATELLITE - (2.9)%
(32,119)	Charter Communications, Inc., Class A	(7,510,707)

	ELECTRIC UTILITIES - (4.2)%
(169,258)	Black Hills Corporation	(10,736,035)

	ENTERTAINMENT CONTENT - (3.2)%
(128,465)	Fox Corporation, Class A	(8,305,262)

	GAS & WATER UTILITIES - 0.0% (a)
(142)	American Water Works Company, Inc.	(18,237)

	OIL & GAS PRODUCERS - (1.0)%
(155,000)	Cenovus Energy, Inc.	(2,619,158)

	PUBLISHING & BROADCASTING - (1.8)%
(151,985)	News Corporation, Class B	(4,630,983)

See accompanying notes which are an integral part of these financial statements.

DUNHAM MONTHLY DISTRIBUTION FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — (28.4)% (Continued)
	SEMICONDUCTORS - (0.7)%
(24,801)	Skyworks Solutions, Inc.	$(1,927,534)

	SOFTWARE - (3.7)%
(43,459)	Palo Alto Networks, Inc.	(9,571,410)

	TRANSPORTATION & LOGISTICS - (2.6)%
(30,950)	Union Pacific Corporation	(6,820,450)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $75,178,907)	$(73,575,013)

FORWARD FOREIGN CURRENCY CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Hong Kong Dollar	11/03/2025	Morgan Stanley FX	21,965,138	$2,826,669	$(906)
Japanese Yen	11/04/2025	Morgan Stanley FX	10,033,768	65,109	(80)
Euro	11/12/2025	Morgan Stanley FX	8,092,302	9,332,513	(194,283)
				$12,224,291	$(195,269)

To Sell:
Euro	11/12/2025	Morgan Stanley FX	17,012,117	$19,619,362	$347,360
Canadian Dollar	11/14/2025	Morgan Stanley FX	15,895,951	11,339,401	187,476
Hong Kong Dollar	11/14/2025	Morgan Stanley FX	40,898,455	5,264,231	(1,413)
Japanese Yen	11/17/2025	Morgan Stanley FX	1,318,119,901	8,564,572	350,663
				$44,787,566	$884,086

Total					$688,817

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	DATA CENTER REIT - 8.8%
14,983	Digital Realty Trust, Inc.	$2,553,252
2,789	Equinix, Inc.	2,359,522
		4,912,774
	HEALTH CARE FACILITIES & SERVICES - 1.1%
41,385	Chartwell Retirement Residences	609,909

	HEALTH CARE REIT - 16.1%
55,536	American Healthcare REIT, Inc.	2,516,891
8,897	National Health Investors, Inc.	662,915
32,111	Welltower, Inc.(a),(b)	5,813,374
		8,993,180
	HOTEL REIT - 1.2%
73,136	Sunstone Hotel Investors, Inc.	647,254

	INDUSTRIAL REIT - 12.1%
36,340	First Industrial Realty Trust, Inc.	2,008,875
30,087	Prologis, Inc.(a),(b)	3,733,496
505,807	Tritax Big Box REIT plc	997,355
		6,739,726
	MULTI ASSET CLASS REIT - 4.7%
390,462	LondonMetric Property plc	975,604
60,541	LXP Industrial Trust	574,534
71,227	Merlin Properties Socimi S.A.	1,109,253
		2,659,391
	OFFICE REIT - 9.2%
238,189	Hudson Pacific Properties, Inc.	581,181
500	Japan Excellent, Inc.	477,266
1,400	Nippon Building Fund, Inc.	1,291,830
32,955	SL Green Realty Corporation(a) ,(b)	1,692,239
75,905	Veris Residential, Inc.	1,089,996
		5,132,512

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 8.9%
54,774	Curbline Properties Corporation(a),(b)	$1,263,089
22,089	Iron Mountain, Inc.	2,274,063
28,605	Smartstop Self Storage REIT, Inc.(a),(b)	982,582
100,000	Stockland	412,904
		4,932,638
	RESIDENTIAL REIT - 9.0%
82,055	Independence Realty Trust, Inc.	1,307,136
2,000	Mitsui Fudosan Accommodations Fund, Inc.	1,684,544
61,143	UDR, Inc.	2,059,908
		5,051,588
	RETAIL REIT - 22.0%
22,854	Agree Realty Corporation(a),(b)	1,668,571
643,600	CapitaLand Integrated Commercial Trust	1,171,845
33,151	Essential Properties Realty Trust, Inc.	990,552
95,172	Kimco Realty Corporation(a),(b)	1,966,254
75,100	Link REIT	391,220
83,007	NETSTREIT Corporation(a),(b)	1,545,590
305,000	Scentre Group	812,296
12,865	Simon Property Group, Inc.	2,261,152
13,416	Unibail-Rodamco-Westfield(c)	1,386,294
		12,193,774
	SELF-STORAGE REIT - 3.5%
53,882	National Storage Affiliates Trust	1,567,427
275,000	National Storage REIT	413,886
		1,981,313
	SELF-STORAGE REITS - 2.4%
35,662	CubeSmart	1,343,388

	SPECIALTY REIT - 0.3%
3,195	EPR Properties(a),(b)	156,619

See accompanying notes which are an integral part of these financial statements.

DUNHAM REAL ESTATE STOCK FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	TELECOMMUNICATIONS - 0.7%
40,000	NEXTDC Ltd.	$412,512
	TOTAL COMMON STOCKS (Cost $51,709,817)	55,766,578

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.9%
	COLLATERAL FOR SECURITIES LOANED - 20.8%
11,604,623	Mount Vernon Liquid Assets Portfolio, LLC, 4.10% (Cost $11,604,623)(c),(d)	11,604,623

	MONEY MARKET FUND - 0.1%
77,431	Fidelity Investments Money Market Government Portfolio, Class I, 4.02% (Cost $77,431)(d)	77,431
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,682,054)	11,682,054

	TOTAL INVESTMENTS - 120.9% (Cost $63,391,871)	$67,448,632
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.9)%	(11,663,717)
	NET ASSETS - 100.0%	$55,784,915

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $11,253,305 at October 31, 2025.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $11,604,623 at October 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 51.9%
	U.S. TREASURY BILLS — 40.3%
25,000,000	United States Treasury Bill(a)	0.9600	11/04/25	$24,997,363
27,000,000	United States Treasury Bill(a),(b)	3.6000	12/02/25	26,914,957
				51,912,320
	U.S. TREASURY NOTES — 11.6%
16,000,000	United States Treasury Note	1.2500	09/30/28	14,966,250

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $66,939,896)			66,878,570

Shares
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
9,362,977	Fidelity Government Portfolio, Institutional, 4.02% (Cost $9,362,977)(c)			9,362,977

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FLEX OPTIONS PURCHASED - 40.9%
	CALL OPTIONS PURCHASED - 40.9%
100	S&P 500 INDEX	Societe Generale	06/11/2029	$5,450	$91,500,000	22,830,603
150	S&P 500 INDEX	Societe Generale	01/31/2030	6,100	54,500,000	29,892,622
	TOTAL CALL OPTIONS PURCHASED (Cost - $35,243,421)					52,723,225

	TOTAL FLEX OPTIONS PURCHASED (Cost - $35,243,421)					52,723,225

	TOTAL INVESTMENTS - 100.1% (Cost $111,546,294)					$128,964,772
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%					(139,272)
	NET ASSETS - 100.0%					$128,825,500

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
115	CBOT 10 Year US Treasury Note Future	12/22/2025	$12,957,266	$89,844
235	CBOT 2 Year US Treasury Note Future	01/01/2026	24,468,457	(1,836)
460	CBOT 5 Year US Treasury Note Future	01/02/2026	50,237,031	79,063
30	CBOT US Treasury Bond Future	12/22/2025	3,519,375	97,500
32	CME E-Mini Standard & Poor’s 500 Index Future	12/22/2025	10,998,400	312,367
	TOTAL FUTURES CONTRACTS			$576,938

See accompanying notes which are an integral part of these financial statements.

DUNHAM U.S. ENHANCED MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

(a)	Zero coupon bond.

(b)	A portion is held as collateral for futures.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	The amounts shown are the underlying reference notional amounts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Dunham			Dunham
	Corporate /	Dunham	Dunham	International	Dunham
	Government	Floating Rate	High-Yield	Opportunity	Large Cap
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Value Fund
Assets:
Investments in securities, at cost	$315,147,966	$219,386,813	$259,018,556	$101,947,450	$132,685,867
Investments in securities, at value	$316,199,075	$216,890,732	$261,819,848	$102,488,766	$205,606,227
Foreign currency, at value (cost $0, $0, $0, $1,856,095, and $0 respectively)	—	—	—	1,831,941	—
Deposits with brokers for futures (cost $0, $0,$0, $786,304, $0) (a)	—	—	—	781,544	—
Deposits with brokers for swaps, at value (cost $0, $0, $0,$523,498, $0) (a)	—	—	—	519,459	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	682,888	—
Unrealized appreciation on futures	—	—	—	183,275	—
Receivable for securities sold	210,841	2,363,185	499,670	715,996	—
Premiums paid on swap contracts	—	—		126,688	—
Interest and dividends receivable	2,734,893	1,492,727	4,323,336	1,548,521	176,738
Receivable for Fund shares sold	317	6,009	3,616	46	25,788
Prepaid expenses and other assets	15,346	20,304	15,173	27,311	15,274
Total Assets	319,160,472	220,772,957	266,661,643	108,906,435	205,824,027

Liabilities:
Payable for securities purchased	1,861,877	7,479,562	2,522,543	371,780	—
Payable for Fund shares redeemed	168,857	302,574	233,441	58,641	83,935
Payable to broker (a)	—	—	—	170,000	—
Distributions payable	7,249	10,897	13,503	7,720	—
Payable upon return of securities loaned (Market value of securities on loan $7,457,928, $4,619,618, $31,195,952, $2,640,112, $9,429,582 respectively)	7,697,773	4,730,650	32,388,190	3,226,714	9,574,743
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	40,561	—
Unrealized depreciation on futures	—	—	—	225,751	—
Unrealized depreciation on swap contracts	—	—	—	49,609	—
Premiums received on swap contracts	—	—	—	189,301	—
Payable to adviser	129,854	123,274	116,311	51,992	106,970
Payable to sub-adviser	63,733	28,195	51,128	57,418	81,478
Payable for distribution fees	8,970	6,544	18,298	735	15,019
Payable to related parties	66,767	45,380	49,479	41,904	30,630
Accrued expenses and other liabilities	36,877	37,215	32,130	38,499	39,056
Total Liabilities	10,041,957	12,764,291	35,425,023	4,530,625	9,931,831
Commitments and contingent liabilities (Note 2.u)
Net Assets	$309,118,515	$208,008,666	$231,236,620	$104,375,810	$195,892,196

Net Assets:
Paid in capital	$316,425,030	$237,050,860	$241,017,504	$110,016,408	$115,612,845
Accumulated earnings (loss)	(7,306,515)	(29,042,194)	(9,780,884)	(5,640,598)	80,279,351
Net Assets	$309,118,515	$208,008,666	$231,236,620	$104,375,810	$195,892,196

Net Asset Value Per Share
Class N Shares:
Net Assets	$290,325,907	$194,101,843	$216,756,788	$98,592,374	$173,331,700
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	22,866,385	22,692,397	24,853,147	12,295,823	7,934,949
Net asset value, offering and redemption price per share	$12.70	$8.55	$8.72	$8.02	$21.84

Class A Shares:
Net Assets	$14,722,725	$9,115,624	$11,237,154	$4,979,224	$18,316,023
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,161,444	1,067,000	1,270,958	628,583	844,920
Net asset value, and redemption price per share *	$12.68	$8.54	$8.84	$7.92	$21.68
Front-end sales charge factor	0.9550	0.9550	0.9550	0.9550	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$13.28	$8.94	$9.26	$8.29	$23.00

Class C Shares:
Net Assets	$4,069,883	$4,791,199	$3,242,678	$804,212	$4,244,473
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	323,771	560,595	374,405	104,960	212,077
Net asset value, offering and redemption price per share	$12.57	$8.55	$8.66	$7.66	$20.01

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(a)	See Section 2.l in the notes for the breakout by counterparty, cost represents US dollar and Foreign currency cost.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2025

		Dunham		Dunham
	Dunham	Focused	Dunham	Emerging	Dunham
	Small Cap	Large Cap	Small Cap	Markets	International
	Value Fund	Growth Fund	Growth Fund	Stock Fund	Stock Fund
Assets:
Investments in securities, at cost	$94,898,203	$93,830,771	$92,533,390	$93,756,095	$141,835,055
Investments in securities, at value	$105,502,913	$215,122,780	$113,991,130	$140,404,029	$178,309,747
Foreign currency, at value (cost $23,701, $0, $0, $0 and $486,298 respectively)	23,736	—	—	4	487,577
Receivable for securities sold	126,236	—	1,032,659	1,122,687	220,513
Unrealized appreciation on spot contracts	—	—	—	—	65
Interest and dividends receivable	51,626	24,568	26,517	50,060	918,004
Receivable for Fund shares sold	17,228	1,081,486	5,675	7,489	58,449
Prepaid expenses and other assets	16,073	16,617	38,580	8,519	22,011
Total Assets	105,737,812	216,245,451	115,094,561	141,592,788	180,016,366

Liabilities:
Payable for securities purchased	226,934	—	1,175,468	1,781,366	399,573
Payable for Fund shares redeemed	29,658	58,055	19,013	70,454	71,659
Payable upon return of securities loaned (Market value of securities on loan $10,126,051, $2,554,784, $23,715,124, $5,551,472, and $5,656,469 respectively)	10,397,495	2,583,900	24,107,064	5,537,396	5,826,020
Accrued foreign capital gains tax on appreciated securities	—	—	—	631,589	—
Payable to adviser	52,497	114,187	49,363	72,002	93,423
Payable to sub-adviser	16,573	35,663	12,367	33,388	136,197
Payable for distribution fees	6,196	30,477	14,864	9,304	14,042
Payable to related parties	22,723	32,296	20,398	27,096	58,430
Accrued expenses and other liabilities	34,035	40,491	34,246	77,304	76,941
Total Liabilities	10,786,111	2,895,069	25,432,783	8,239,899	6,676,285
Commitments and contingent liabilities (Note 2.u)
Net Assets	$94,951,701	$213,350,382	$89,661,778	$133,352,889	$173,340,081

Net Assets:
Paid in capital	$84,120,627	$65,705,306	$67,988,156	$106,356,543	$119,416,944
Accumulated earnings (loss)	10,831,074	147,645,076	21,673,622	26,996,346	53,923,137
Net Assets	$94,951,701	$213,350,382	$89,661,778	$133,352,889	$173,340,081

Net Asset Value Per Share
Class N Shares:
Net Assets	$86,042,774	$184,076,456	$78,358,003	$118,508,108	$156,151,671
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	5,461,453	4,000,214	3,522,409	6,615,162	6,730,949
Net asset value, offering and redemption price per share	$15.75	$46.02	$22.25	$17.91	$23.20

Class A Shares:
Net Assets	$6,899,348	$20,847,103	$9,159,095	$12,570,141	$12,737,483
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	450,314	474,615	450,970	722,124	555,139
Net asset value, and redemption price per share *	$15.32	$43.92	$20.31	$17.41	$22.94
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$16.25	$46.60	$21.55	$18.47	$24.34

Class C Shares:
Net Assets	$2,009,579	$8,426,823	$2,144,680	$2,274,640	$4,450,927
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	167,988	220,744	163,958	143,362	213,056
Net asset value, offering and redemption price per share	$11.96	$38.17	$13.08	$15.87	$20.89

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2025

			Dunham		Dunham
	Dunham	Dunham	Monthly	Dunham	U.S. Enhanced
	Dynamic Macro	Long/Short	Distribution	Real Estate	Market
	Fund	Credit Fund	Fund	Stock Fund	Fund
Assets:
Investments in securities, at cost	$92,686,885	$322,349,169	$258,384,220	$63,391,871	$111,546,294
Investments in securities, at value	$94,751,690	$321,725,398	$260,711,554	$67,448,632	$128,964,772
Cash	—	—	7	—	—
Foreign currency, at value (cost $3,559,262, $0, $17,598, $0 and $0 respectively)	3,515,850	—	18,746	—	—
Deposits with brokers for securities sold short (a)	—	—	97,075,201	—	—
Deposits with brokers for futures (cost $1,967,304, $575,951,$0, $0, $0) (a)	1,819,351	575,951	—	—	—
Deposit with brokers for swaps (a)	—	2,434,033	—	—	—
Unrealized appreciation on futures	795,354	42,859	—	—	578,774
Unrealized appreciation on swap contracts	—	203,122	—	—	—
Premiums paid on swap contracts	—	1,135,737	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	885,499	—	—
Interest and dividends receivable	405,815	1,749,639	247,845	30,363	48,173
Receivable for Fund shares sold	19,305	58,623	206	12,512	10,946
Due from sub-adviser	—	—	—	—	—
Prepaid expenses and other assets	18,789	16,331	354,368	15,201	16,651
Total Assets	101,326,154	327,941,693	359,293,426	67,506,708	129,619,316

Liabilities:
Securities sold short (proceeds received $0, $0, $75,178,907, $0, and $0 respectively)	—	—	73,575,013	—	—
Payable due to broker for futures (a)	—	—	—	—	559,369
Due to broker (for swap collateral)	—	630,000	—	—	—
Payable for securities purchased	—	7,022,123	2,891,778	—	—
Payable for Fund shares redeemed	44,755	1,210,999	320,373	20,831	57,224
Payable upon return of securities loaned (Market value of securities on loan $7,381,930, $15,656,162, $22,895,383, $11,253,305 and $0 respectively)	7,532,886	15,994,246	23,310,902	11,604,623	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	196,682	—	—
Distributions payable	—	19,220	41,858	—	—
Premiums received on swap contracts	—	1,893,061	—	—	—
Unrealized depreciation on swap contracts	—	1,172,464	—	—	—
Unrealized depreciation on futures	745,926	564,404	—	—	1,836
Payable to adviser	51,038	162,581	140,785	31,140	69,259
Payable to sub-adviser	23,879	29,773	45,434	20,007	53,276
Payable for distribution fees	5,026	14,725	29,340	1,402	3,330
Payable to related parties	25,151	46,151	46,683	17,034	26,186
Accrued expenses and other liabilities	27,917	40,010	45,030	26,756	23,336
Total Liabilities	8,456,578	28,799,757	100,643,878	11,721,793	793,816
Commitments and contingent liabilities (Note 2.u)
Net Assets	$92,869,576	$299,141,936	$258,649,548	$55,784,915	$128,825,500

Net Assets:
Paid in capital	$81,963,285	$315,464,245	$254,847,011	$69,506,284	$104,652,810
Accumulated earnings (loss)	10,906,291	(16,322,309)	3,802,537	(13,721,369)	24,172,690
Net Assets	$92,869,576	$299,141,936	$258,649,548	$55,784,915	$128,825,500

Net Asset Value Per Share
Class N Shares:
Net Assets	$82,386,345	$282,160,494	$231,110,237	$49,450,848	$116,687,167
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	6,562,624	32,109,801	7,985,060	3,724,226	6,901,183
Net asset value, offering and redemption price per share	$12.55	$8.79	$28.94	$13.28	$16.91

Class A Shares:
Net Assets	$9,048,149	$14,428,199	$16,820,937	$4,847,748	$10,869,601
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	732,106	1,646,390	622,863	363,192	644,492
Net asset value, and redemption price per share *	$12.36	$8.76	$27.01	$13.35	$16.87
Front-end sales charge factor	0.9425	0.9425	0.9425	0.9425	0.9425
Offering price per share (Net asset value per share / front-end sales charge factor)	$13.11	$9.29	$28.66	$14.16	$17.90

Class C Shares:
Net Assets	$1,435,082	$2,553,243	$10,718,374	$1,486,319	$1,268,732
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	126,524	307,056	616,720	123,979	76,049
Net asset value, offering and redemption price per share	$11.34	$8.32	$17.38	$11.99	$16.68

*	For certain purchases of $1 million or more, a 0.75% contingent deferred sales charge may apply to redemptions made within eighteen months of purchase.

(a)	See Section 2.l in the notes for the breakout by counterparty, cost represents US dollar and Foreign currency cost.

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Dunham			Dunham
	Corporate /	Dunham	Dunham	International	Dunham
	Government	Floating Rate	High-Yield	Opportunity	Large Cap
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Value Fund
Investment Income:
Interest income	$12,959,252	$15,096,131	$15,009,231	$5,050,223	$148,931
Dividend income	6,012	—	647,995	—	3,234,023
Securities lending income - net	11,672	26,565	125,183	9,591	9,145
Less: Foreign withholding taxes	(1,988)	—	—	(2,432)	(3,126)
Total Investment Income	12,974,948	15,122,696	15,782,409	5,057,382	3,388,973

Operating Expenses:
Investment advisory fees	1,211,865	1,053,538	1,218,178	490,201	1,127,294
Sub-advisory fees	727,119	491,651	649,695	367,650	520,290
Sub-advisory performance fees	(10,876)	(31,025)	(29,521)	130,816	66,472
Distribution fees- Class A Shares	34,613	23,162	30,233	11,822	42,653
Distribution fees- Class C Shares	24,082	37,404	23,830	5,610	36,354
Administration fees	247,890	137,848	146,795	152,583	69,175
Registration fees	53,582	58,356	54,119	43,703	52,593
Transfer agent fees	44,878	39,208	40,601	29,330	36,159
Printing and postage expense	35,998	31,397	37,714	21,550	29,653
Professional fees	27,510	24,747	25,679	20,798	24,423
Fund accounting fees	29,721	21,567	25,740	10,503	21,882
Custodian fees	29,927	28,458	13,403	49,764	11,235
Chief Compliance Officer fees	18,125	12,959	15,385	5,955	12,898
Trustees’ fees	8,514	6,411	7,550	2,923	5,694
Third party administrative servicing fees	5,961	7,049	6,702	5,719	11,154
Insurance expense	2,076	1,670	1,939	694	1,870
Interest expense	5,104	871	2,085	3,235	5,426
Miscellaneous expenses	15,850	13,049	14,000	6,616	26,117
Total Operating Expenses	2,511,939	1,958,320	2,284,127	1,359,472	2,101,342
Less: Fees paid indirectly (See Note 4)	—	—	—	—	(1,130)
Net Operating Expenses	2,511,939	1,958,320	2,284,127	1,359,472	2,100,212

Net Investment Income	10,463,009	13,164,376	13,498,282	3,697,910	1,288,761

Realized and Unrealized Gain (Loss) on Investments, Futures, Swap Contracts and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	(1,294,824)	(3,203,980)	(2,205,891)	630,272	8,614,432
Futures	—	—	—	(980,828)	—
Swap contracts	—	—	—	(228,344)	—
Forward foreign currency exchange contracts	—	—	—	(605,115)	—
Net realized gain (loss)	(1,294,824)	(3,203,980)	(2,205,891)	(1,184,015)	8,614,432
Net change in unrealized appreciation (depreciation) on:
Investments	4,811,095	910,453	2,566,535	2,533,864	12,602,376
Futures	—	—	—	53,973	—
Swap contracts	—	—	—	(46,173)	—
Forward foreign currency exchange contracts	—	—	—	256,915	—
Net change in unrealized appreciation (depreciation)	4,811,095	910,453	2,566,535	2,798,579	12,602,376
Net Realized and Unrealized Gain (Loss)	3,516,271	(2,293,527)	360,644	1,614,564	21,216,808

Net Increase (Decrease) in Net Assets Resulting From Operations	$13,979,280	$10,870,849	$13,858,926	$5,312,474	$22,505,569

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2025

		Dunham		Dunham
	Dunham	Focused	Dunham	Emerging	Dunham
	Small Cap	Large Cap	Small Cap	Markets	International
	Value Fund	Growth Fund	Growth Fund	Stock Fund	Stock Fund
Investment Income:
Interest income	$156,897	$113,050	$99,657	$101,437	$18,160
Dividend income	1,533,701	486,304	353,891	3,011,139	5,852,643
Securities lending income - net	47,907	7,917	115,982	16,519	54,456
Less: Foreign withholding taxes	(6,424)	(3,683)	(1,047)	(362,925)	(639,174)
Total Investment Income	1,732,081	603,588	568,483	2,766,170	5,286,085

Operating Expenses:
Investment advisory fees	650,073	1,248,270	511,825	807,724	1,011,453
Sub-advisory fees	450,051	672,145	393,712	559,193	1,011,453
Sub-advisory performance fees	(206,489)	(276,128)	(155,230)	(408,727)	437,877
Distribution fees- Class A Shares	20,429	49,388	21,658	31,982	33,306
Distribution fees- Class C Shares	19,145	83,587	19,348	20,548	40,764
Registration fees	50,707	54,157	45,109	58,722	55,041
Administration fees	54,249	70,463	43,426	79,307	161,507
Transfer agent fees	31,348	39,707	29,863	31,737	37,662
Custodian fees	30,259	14,015	15,224	186,547	163,116
Printing and postage expense	21,410	33,871	19,536	27,459	44,695
Professional fees	22,235	25,560	20,619	39,583	23,881
Fund accounting fees	13,244	24,063	10,056	15,261	19,599
Third party administrative servicing fees	6,532	18,122	12,758	4,363	20,007
Chief Compliance Officer fees	7,896	14,632	5,945	9,699	11,880
Trustees’ fees	3,689	6,373	2,793	4,113	5,362
Insurance expense	1,218	2,352	818	7,068	1,863
Interest expense	2,166	7,917	2,452	50,777	23,548
Miscellaneous expenses	19,037	26,797	14,284	8,809	12,392
Total Operating Expenses	1,197,199	2,115,291	1,014,196	1,534,165	3,115,406
Less: Fees paid indirectly (See Note 4)	—	(6,562)	(19,463)	—	—
Net Operating Expenses	1,197,199	2,108,729	994,733	1,534,165	3,115,406

Net Investment Income (Loss)	534,882	(1,505,141)	(426,250)	1,232,005	2,170,679

Realized and Unrealized Gain (Loss) on Investments, Foreign Capital Gains Tax, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts
Net realized gain (loss) from:
Investments	846,982	35,534,993	8,280,335	8,011,030	20,766,178
Foreign capital gains tax	—	—	—	(436,012)	—
Foreign currency transactions	(6,319)	—	—	(224,794)	(16,129)
Forward foreign currency exchange contracts	—	—	—	—	—
Net realized gain (loss)	840,663	35,534,993	8,280,335	7,350,224	20,750,049
Net change in unrealized appreciation (depreciation) on:
Investments	7,706,665	5,957,279	6,563,331	23,993,545	30,275,417
Foreign currency transactions	—	—	—	2,134	50,073
Net change in foreign capital gains tax on appreciated securities	—	—	—	256,223	—
Net change in unrealized appreciation (depreciation)	7,706,665	5,957,279	6,563,331	24,251,902	30,325,490
Net Realized and Unrealized Gain (Loss)	8,547,328	41,492,272	14,843,666	31,602,126	51,075,539

Net Increase (Decrease) in Net Assets Resulting From Operations	$9,082,210	$39,987,131	$14,417,416	$32,834,131	$53,246,218

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF OPERATIONS (Continued)
For the Year Ended October 31, 2025

	Dunham	Dunham	Dunham	Dunham	Dunham
	Dynamic Macro	Long/Short	Monthly	Real Estate	U.S. Enhanced
	Fund	Credit Fund	Distribution Fund	Stock Fund	Market Fund
Investment Income:
Interest income	$2,366,913	$13,023,107	$4,342,725	$20,168	$3,105,818
Dividend income	407,096	199,352	3,464,372	1,285,555	—
Securities lending income - net	27,860	15,939	14,103	26,861	—
Less: Foreign withholding taxes	—	—	(424,861)	(226)	—
Total Investment Income	2,801,869	13,238,398	7,396,339	1,332,358	3,105,818

Operating Expenses:
Investment advisory fees	544,888	1,616,185	1,577,225	315,240	743,699
Sub-advisory fees	502,973	1,491,863	1,455,900	218,243	572,076
Sub-advisory performance fees	(243,731)	(1,238,619)	(401,791)	(76,310)	(74,741)
Distribution fees- Class A Shares	21,902	35,769	46,634	10,839	25,908
Distribution fees- Class C Shares	16,104	23,121	109,622	16,218	8,700
Interest expense	152,156	752	528	5,162	2,934
Registration fees	52,264	57,182	59,983	52,022	38,968
Administration fees	57,654	108,411	95,560	35,703	61,809
Printing and postage expense	17,787	42,901	65,155	14,587	24,581
Transfer agent fees	34,171	48,126	43,872	26,006	29,262
Custodian fees	19,755	14,001	44,899	4,445	5,738
Professional fees	21,396	28,050	28,083	19,784	22,693
Fund accounting fees	10,777	31,079	30,851	6,247	14,346
Chief Compliance Officer fees	6,335	18,832	16,648	3,539	8,524
Third party administrative servicing fees	5,869	10,856	13,075	8,785	6,914
Trustees’ fees	2,739	9,035	8,559	1,576	4,032
Insurance expense	748	2,464	2,806	500	1,169
Dividend expense on short sales	—	—	1,818,419	—	—
Miscellaneous expenses	6,573	15,473	15,411	6,087	6,086
Total Operating Expenses	1,230,360	2,315,481	5,031,439	668,673	1,502,698
Less: Fees paid indirectly (See Note 4)	—	—	—	—	—
Net Operating Expenses	1,230,360	2,315,481	5,031,439	668,673	1,502,698

Net Investment Income	1,571,509	10,922,917	2,364,900	663,685	1,603,120

Realized and Unrealized Gain (Loss) on Investments, Futures, Purchased Options, Securities Sold Short, Written Options, Swap Contracts, Foreign Currency Transactions and Forward Foreign Currency Exchange Contracts:
Net realized gain (loss) from:
Investments	9,705,797	(1,651,979)	15,723,830	257,333	(1,283)
Futures	(460,793)	1,845,113	—	—	671,519
Purchased options	—	—	(521,896)	—	9,924,947
Securities sold short	—	—	(671,048)	—	—
Written options	—	—	(1,602,124)	—	—
Swap contracts	—	(1,293,843)	—	—	—
Forward foreign currency exchange contracts	(36,449)	—	(79,627)	—	—
Net realized gain (loss)	9,208,555	(1,100,709)	12,849,135	257,333	10,595,183
Net change in unrealized appreciation (depreciation) on:
Investments	(5,465,928)	3,138,785	3,750,277	(4,596,039)	252,565
Futures	(230,014)	(1,858,846)	—	—	2,646,084
Purchased options	—	—	(326,050)	—	9,538,894
Securities sold short	—	—	(518,843)	—	—
Written options	—	—	109,542	—	—
Swap contracts	—	(901,619)	—	—	—
Forward foreign currency exchange contracts	(243,253)	—	293,634	—	—
Foreign currency transactions	(44,399)	—	(44,244)	—	—
Net change in unrealized appreciation (depreciation)	(5,983,594)	378,320	3,264,316	(4,596,039)	12,437,543
Net Realized and Unrealized Gain (Loss)	3,224,961	(722,389)	16,113,451	(4,338,706)	23,032,726

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,796,470	$10,200,528	$18,478,351	$(3,675,021)	$24,635,846

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dunham		Dunham		Dunham		Dunham		Dunham
	Corporate/Government		Floating Rate		High-Yield		International Opportunity		Large Cap
	Bond Fund		Bond Fund		Bond Fund		Bond Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations:
Net investment income	$10,463,009	$6,980,228	$13,164,376	$11,221,583	$13,498,282	$10,346,567	$3,697,910	$3,219,415	$1,288,761	$1,398,793
Net realized gain (loss) from investments, futures, swap contracts and forward foreign currency exchange contracts	(1,294,824)	(2,583,140)	(3,203,980)	(2,349,978)	(2,205,891)	(84,014)	(1,184,015)	(258,358)	8,614,432	8,616,613
Net change in unrealized appreciation (depreciation) on investments, futures, swap contracts and forward foreign currency exchange contracts	4,811,095	11,090,999	910,453	3,467,261	2,566,535	9,162,325	2,798,579	5,502,592	12,602,376	32,926,303
Net Increase (Decrease) in Net Assets Resulting From Operations	13,979,280	15,488,087	10,870,849	12,338,866	13,858,926	19,424,878	5,312,474	8,463,649	22,505,569	42,941,709

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	—	—	—	—	—	—	(1,755,775)	(213,047)	—	—
Class A	—	—	—	—	—	—	(109,982)	(23,094)	—	—
Class C	—	—	—	—	—	—	(18,089)	(3,547)	—	—
Distributions from Earnings
Class N	(9,807,698)	(6,355,289)	(12,161,926)	(9,771,232)	(11,861,815)	(9,175,444)	(1,857,566)	(2,780,147)	(7,032,506)	(6,210,651)
Class A	(560,829)	(596,179)	(668,602)	(842,249)	(712,195)	(899,531)	(103,823)	(280,714)	(818,143)	(934,186)
Class C	(116,197)	(88,871)	(332,293)	(445,750)	(177,572)	(202,277)	(13,448)	(38,322)	(159,797)	(164,686)
Total Distributions to Shareholders	(10,484,724)	(7,040,339)	(13,162,821)	(11,059,231)	(12,751,582)	(10,277,252)	(3,858,683)	(3,338,871)	(8,010,446)	(7,309,523)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	146,573,823	97,754,163	93,134,263	51,070,492	89,550,732	105,900,216	46,029,776	34,775,376	64,075,087	37,252,853
Class A	3,038,654	2,635,755	2,205,720	831,563	885,456	3,582,577	1,030,542	585,481	3,031,958	1,794,959
Class C	2,082,259	356,997	663,531	163,547	292,392	297,424	138,409	93,270	856,576	325,250
Reinvestment of distributions
Class N	9,760,123	6,339,325	12,102,329	9,742,222	11,768,441	9,138,332	3,535,315	2,926,617	6,996,009	6,187,152
Class A	552,753	588,024	653,848	822,956	690,753	867,112	210,206	299,749	659,510	796,812
Class C	112,273	77,577	294,974	378,487	149,936	165,942	30,448	40,378	155,509	161,382
Cost of shares redeemed
Class N	(57,419,369)	(34,257,106)	(37,738,420)	(31,139,784)	(69,578,390)	(37,323,031)	(22,822,557)	(18,263,130)	(46,570,292)	(54,082,258)
Class A	(3,119,874)	(5,857,941)	(2,332,312)	(4,757,093)	(4,403,344)	(6,137,000)	(1,653,199)	(3,220,985)	(3,091,235)	(8,062,953)
Class C	(523,207)	(671,875)	(1,027,665)	(1,385,189)	(501,390)	(1,024,048)	(189,693)	(308,410)	(578,222)	(854,066)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	101,057,435	66,964,919	67,956,268	25,727,201	28,854,586	75,467,524	26,309,247	16,928,346	25,534,900	(16,480,869)

Total Increase (Decrease) in Net Assets	104,551,991	75,412,667	65,664,296	27,006,836	29,961,930	84,615,150	27,763,038	22,053,124	40,030,023	19,151,317

Net Assets:
Beginning of Year/Period	204,566,524	129,153,857	142,344,370	115,337,534	201,274,690	116,659,540	76,612,772	54,559,648	155,862,173	136,710,856
End of Year/Period	$309,118,515	$204,566,524	$208,008,666	$142,344,370	$231,236,620	$201,274,690	$104,375,810	$76,612,772	$195,892,196	$155,862,173

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham		Dunham		Dunham
	Small Cap		Focused Large Cap		Small Cap		Emerging Markets		International
	Value Fund		Growth Fund		Growth Fund		Stock Fund		Stock Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations:
Net investment income (loss)	$534,882	$524,280	$(1,505,141)	$(1,683,471)	$(426,250)	$(587,388)	$1,232,005	$1,321,427	$2,170,679	$3,351,163
Net realized gain (loss) from investments, foreign capital gain tax, foreign currency transactions and forward foreign currency transactions	840,663	12,430,474	35,534,993	25,308,121	8,280,335	10,142,813	7,350,224	(2,451,508)	20,750,049	16,299,965
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and foreign capital gains on appreciated securities	7,706,665	4,795,835	5,957,279	41,393,095	6,563,331	10,147,209	24,251,902	21,293,580	30,325,490	10,305,397
Net Increase (Decrease) in Net Assets Resulting From Operations	9,082,210	17,750,589	39,987,131	65,017,745	14,417,416	19,702,634	32,834,131	20,163,499	53,246,218	29,956,525

Distributions to Shareholders From:
Distributions from Earnings
Class N	(10,817,266)	(1,827,538)	(17,537,384)	(3,222,651)	—	—	(141,564)	(737,069)	(15,235,788)	(4,196,994)
Class A	(1,087,545)	(232,684)	(2,341,230)	(573,626)	—	—	—	(89,559)	(1,660,794)	(604,920)
Class C	(273,499)	(57,329)	(1,355,301)	(210,529)	—	—	—	(2,243)	(485,508)	(132,243)
Total Distributions to Shareholders	(12,178,310)	(2,117,551)	(21,233,915)	(4,006,806)	—	—	(141,564)	(828,871)	(17,382,090)	(4,934,157)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	34,950,059	40,484,487	72,373,549	41,597,438	37,165,449	27,985,682	46,326,359	26,970,579	63,539,496	40,160,885
Class A	713,409	3,468,387	3,747,527	5,709,109	1,957,274	2,051,504	908,174	2,476,344	1,727,298	1,683,033
Class C	497,906	252,956	1,359,257	1,450,632	369,846	184,691	128,164	367,163	150,473	515,696
Reinvestment of distributions
Class N	10,767,497	1,824,198	17,113,402	3,155,959	—	—	141,213	736,714	14,967,376	4,147,422
Class A	1,079,713	229,668	2,157,403	490,323	—	—	—	89,197	1,625,531	598,279
Class C	270,230	56,967	1,199,866	187,206	—	—	—	2,137	462,378	128,011
Cost of shares redeemed
Class N	(45,466,202)	(18,969,978)	(74,536,498)	(64,898,547)	(35,939,625)	(27,120,905)	(56,785,239)	(28,543,984)	(79,942,741)	(41,859,522)
Class A	(3,405,729)	(3,296,434)	(7,923,914)	(14,790,909)	(3,098,678)	(3,889,389)	(4,724,285)	(5,609,144)	(7,270,495)	(6,406,598)
Class C	(537,069)	(479,569)	(3,020,850)	(1,709,128)	(444,054)	(386,827)	(388,669)	(370,837)	(1,109,259)	(864,012)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	(1,130,186)	23,570,682	12,469,742	(28,807,917)	10,212	(1,175,244)	(14,394,283)	(3,881,831)	(5,849,943)	(1,896,806)

Total Increase (Decrease) in Net Assets	(4,226,286)	39,203,720	31,222,958	32,203,022	14,427,628	18,527,390	18,298,284	15,452,797	30,014,185	23,125,562

Net Assets:
Beginning of Year/Period	99,177,987	59,974,267	182,127,424	149,924,402	75,234,150	56,706,760	115,054,605	99,601,808	143,325,896	120,200,334
End of Year/Period	$94,951,701	$99,177,987	$213,350,382	$182,127,424	$89,661,778	$75,234,150	$133,352,889	$115,054,605	$173,340,081	$143,325,896

See accompanying notes which are an integral part to these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Dunham		Dunham		Dunham		Dunham		Dunham
	Dynamic Macro		Long/Short		Monthly Distribution		Real Estate		U.S. Enhanced
	Fund		Credit Fund		Fund		Stock Fund		Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Operations:
Net investment income	$1,571,509	$1,185,218	$10,922,917	$9,545,112	$2,364,900	$3,807,934	$663,685	$805,799	$1,603,120	$1,640,399
Net realized gain (loss) from investments, futures, purchased options, securities sold short, written options, swap contracts and forward foreign currency exchange contracts	9,208,555	2,419,289	(1,100,709)	(4,539,461)	12,849,135	525,253	257,333	9,745,807	10,595,183	23,831,882
Net change in unrealized appreciation (depreciation) on investments, futures, purchased options, securities sold short, written options, swap contracts, foreign currency transactions, and forward foreign currency exchange contracts	(5,983,594)	5,747,996	378,320	4,572,767	3,264,316	9,002,336	(4,596,039)	8,740,638	12,437,543	6,571,973

Net Increase (Decrease) in Net Assets Resulting From Operations	4,796,470	9,352,503	10,200,528	9,578,418	18,478,351	13,335,523	(3,675,021)	19,292,244	24,635,846	32,044,254

Distributions to Shareholders From:
Distributions From Paid In Capital:
Class N	—	—	(1,355,289)	—	(3,901,318)	(9,447,070)	—	—	—	—
Class A	—	—	(65,848)	—	(450,239)	(1,225,940)	—	—	—	—
Class C	—	—	(10,834)	—	(390,866)	(1,117,458)	—	—	—	—
Distributions from Earnings
Class N	(3,059,781)	(1,517,530)	(8,878,809)	(8,651,557)	(11,977,363)	(3,387,445)	(344,154)	(1,123,321)	(26,456,015)	(907,828)
Class A	(382,802)	(264,596)	(522,558)	(798,234)	(1,016,524)	(566,818)	(26,164)	(153,363)	(2,941,074)	(112,804)
Class C	(68,938)	(30,252)	(79,112)	(112,161)	(922,541)	(486,675)	(1,627)	(36,620)	(213,838)	(2,081)
Total Distributions to Shareholders	(3,511,521)	(1,812,378)	(10,912,450)	(9,561,952)	(18,658,851)	(16,231,406)	(371,945)	(1,313,304)	(29,610,927)	(1,022,713)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class N	37,702,950	36,707,585	120,075,566	101,527,169	94,968,217	95,227,428	26,152,292	9,783,684	47,148,151	32,125,225
Class A	1,961,826	4,262,529	1,980,230	3,237,988	1,315,264	3,861,799	1,707,085	429,219	1,939,239	1,548,479
Class C	585,470	727,877	615,055	337,031	819,787	823,551	156,951	115,803	528,389	448,851
Reinvestment of distributions
Class N	3,053,647	1,517,097	10,057,243	8,401,302	15,661,141	12,651,254	339,492	1,107,239	26,181,797	907,118
Class A	381,198	263,924	574,945	778,745	1,351,318	1,618,645	25,971	152,733	2,816,687	111,997
Class C	67,269	29,907	84,975	104,704	1,110,757	1,346,426	1,533	35,629	202,403	2,081
Cost of shares redeemed
Class N	(27,319,237)	(12,770,416)	(59,873,587)	(60,693,375)	(77,717,068)	(49,772,081)	(13,850,678)	(39,137,720)	(41,391,389)	(40,394,083)
Class A	(2,743,467)	(3,013,441)	(3,589,601)	(10,821,180)	(6,042,033)	(8,261,600)	(1,000,894)	(6,930,891)	(2,770,304)	(5,621,729)
Class C	(782,181)	(292,525)	(362,372)	(1,085,702)	(2,248,538)	(2,762,175)	(425,196)	(636,931)	(206,447)	(138,261)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	12,907,475	27,432,537	69,562,454	41,786,682	29,218,845	54,733,247	13,106,556	(35,081,235)	34,448,526	(11,010,322)

Total Increase (Decrease) in Net Assets	14,192,424	34,972,662	68,850,532	41,803,148	29,038,345	51,837,364	9,059,590	(17,102,295)	29,473,445	20,011,219

Net Assets:
Beginning of Year/Period	78,677,152	43,704,490	230,291,404	188,488,256	229,611,203	177,773,839	46,725,325	63,827,620	99,352,055	79,340,836
End of Year/Period	$92,869,576	$78,677,152	$299,141,936	$230,291,404	$258,649,548	$229,611,203	$55,784,915	$46,725,325	$128,825,500	$99,352,055

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Corporate/Government Bond Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.57	$11.76	$12.01	$14.41	$14.44
Income (loss) from investment operations:
Net investment income*	0.54	0.53	0.45	0.22	0.19
Net realized and unrealized gain (loss)	0.13	0.80	(0.29)	(2.38)	(0.01)
Total income (loss) from investment operations	0.67	1.33	0.16	(2.16)	0.18
Less distributions:
Distributions from net investment income	(0.54)	(0.52)	(0.41)	(0.24)	(0.21)
Total distributions	(0.54)	(0.52)	(0.41)	(0.24)	(0.21)
Net asset value, end of year	$12.70	$12.57	$11.76	$12.01	$14.41
Total return + #	5.46%	11.45%	1.23%	(15.12)%	1.23%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$290,326	$188,099	$111,045	$48,744	$78,345
Ratios of expenses to average net assets:	1.01%	1.14%	1.17%	1.34%	1.25%
Ratios of net investment income to average net assets	4.34%	4.24%	3.60%	1.67%	1.30%
Portfolio turnover rate	35%	53%	29%	35%	59%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.55	$11.75	$12.00	$14.39	$14.42	$12.45	$11.66	$11.91	$14.28	$14.31
Income (loss) from investment operations:
Net investment income*	0.51	0.50	0.41	0.19	0.15	0.45	0.43	0.34	0.13	0.08
Net realized and unrealized gain (loss)	0.13	0.79	(0.28)	(2.37)	(0.01)	0.12	0.79	(0.27)	(2.36)	(0.01)
Total income (loss) from investment operations	0.64	1.29	0.13	(2.18)	0.14	0.57	1.22	0.07	(2.23)	0.07
Less distributions:
Distributions from net investment income	(0.51)	(0.49)	(0.38)	(0.21)	(0.17)	(0.45)	(0.43)	(0.32)	(0.14)	(0.10)
Total distributions	(0.51)	(0.49)	(0.38)	(0.21)	(0.17)	(0.45)	(0.43)	(0.32)	(0.14)	(0.10)
Net asset value, end of year	$12.68	$12.55	$11.75	$12.00	$14.39	$12.57	$12.45	$11.66	$11.91	$14.28
Total return + #	5.20%	11.09%	1.00%	(15.29)%	0.98%	4.64%	10.54%	0.50%	(15.68)%	0.49%
Ratios/Supplemental Data:
Net assets, end of year(in 000s)	$14,723	$14,108	$15,680	$6,376	$9,593	$4,070	$2,360	$2,428	$2,418	$2,678
Ratios of expenses to average net assets:	1.26%	1.39%	1.42%	1.59%	1.50%	1.76%	1.89%	1.92%	2.09%	2.00%
Ratios of net investment income to average net assets	4.09%	3.97%	3.35%	1.42%	1.05%	3.60%	3.48%	2.74%	0.96%	0.56%
Portfolio turnover rate	35%	53%	29%	35%	59%	35%	53%	29%	35%	59%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Floating Rate Bond Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.65	$8.55	$8.44	$9.18	$8.90
Income (loss) from investment operations:
Net investment income*	0.65	0.80	0.76	0.41	0.27
Net realized and unrealized gain (loss)	(0.11)	0.09	0.15	(0.72)	0.32
Total income (loss) from investment operations	0.54	0.89	0.91	(0.31)	0.59
Less distributions:
Distributions from net investment income	(0.64)	(0.79)	(0.80)	(0.43)	(0.31)
Total distributions	(0.64)	(0.79)	(0.80)	(0.43)	(0.31)
Net asset value, end of year	$8.55	$8.65	$8.55	$8.44	$9.18
Total return + #	6.47%	10.76%	11.18%	(3.46)%	6.63%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$194,102	$128,746	$98,042	$152,134	$173,112
Ratios of expenses to average net assets (including interest expense) (1):	1.08%	1.02%	1.17%	1.04%	0.90%
Ratios of net investment income to average net assets:	7.52%	9.20%	8.83%	4.67%	2.97%
Portfolio turnover rate	45%	80%	21%	56%	135%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.64	$8.54	$8.43	$9.17	$8.89	$8.64	$8.54	$8.43	$9.18	$8.89
Income (loss) from investment operations:
Net investment income*	0.63	0.78	0.74	0.39	0.25	0.59	0.74	0.70	0.35	0.21
Net realized and unrealized gain (loss)	(0.11)	0.09	0.15	(0.72)	0.32	(0.10)	0.08	0.14	(0.74)	0.32
Total income (loss) from investment operations	0.52	0.87	0.89	(0.33)	0.57	0.49	0.82	0.84	(0.39)	0.53
Less distributions:
Distributions from net investment income	(0.62)	(0.77)	(0.78)	(0.41)	(0.29)	(0.58)	(0.72)	(0.73)	(0.36)	(0.24)
Total distributions	(0.62)	(0.77)	(0.78)	(0.41)	(0.29)	(0.58)	(0.72)	(0.73)	(0.36)	(0.24)
Net asset value, end of year	$8.54	$8.64	$8.54	$8.43	$9.17	$8.55	$8.64	$8.54	$8.43	$9.18
Total return + #	6.22%	10.50%	10.90%	(3.70)%	6.39%	5.81%	9.95%	10.35%	(4.30)%	5.98%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$9,116	$8,684	$11,611	$20,569	$22,225	$4,791	$4,915	$5,684	$6,495	$6,732
Ratios of expenses to average net assets (including interest expense) (2):	1.33%	1.29%	1.41%	1.29%	1.15%	1.83%	1.79%	1.93%	1.80%	1.65%
Ratios of net investment income to average net assets:	7.31%	9.02%	8.56%	4.44%	2.73%	6.82%	8.50%	8.14%	3.95%	2.24%
Portfolio turnover rate	45%	80%	21%	56%	135%	45%	80%	21%	56%	135%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.08%	1.02%	1.08%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.33%	1.29%	1.32%	1.83%	1.79%	1.84%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham High-Yield Bond Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.66	$8.04	$8.00	$9.34	$8.88
Income (loss) from investment operations:
Net investment income*	0.58	0.55	0.55	0.43	0.38
Net realized and unrealized gain (loss)	0.03	0.61	0.03	(1.36)	0.46
Total income (loss) from investment operations	0.61	1.16	0.58	(0.93)	0.84
Less distributions:
Distributions from net investment income	(0.55)	(0.54)	(0.54)	(0.41)	(0.38)
Total distributions	(0.55)	(0.54)	(0.54)	(0.41)	(0.38)
Net asset value, end of year	$8.72	$8.66	$8.04	$8.00	$9.34
Total return + #	7.25%	14.64%	7.44%	(10.09)%	9.54%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$216,757	$184,016	$98,539	$81,243	$101,951
Ratios of expenses to average net assets (including interest expense) :	1.10%	1.17%	1.23%	1.19%	1.17%
Ratios of net investment income to average net assets:	6.66%	6.38%	6.71%	4.96%	4.07%
Portfolio turnover rate	69%	57%	28%	36%	69%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.77	$8.14	$8.09	$9.44	$8.97	$8.60	$7.99	$7.96	$9.29	$8.83
Income (loss) from investment operations:
Net investment income*	0.56	0.54	0.53	0.41	0.36	0.51	0.49	0.48	0.36	0.31
Net realized and unrealized gain (loss)	0.04	0.60	0.04	(1.37)	0.47	0.03	0.59	0.03	(1.34)	0.46
Total income (loss) from investment operations	0.60	1.14	0.57	(0.96)	0.83	0.54	1.08	0.51	(0.98)	0.77
Less distributions:
Distributions from net investment income	(0.53)	(0.51)	(0.52)	(0.39)	(0.36)	(0.48)	(0.47)	(0.48)	(0.35)	(0.31)
Total distributions	(0.53)	(0.51)	(0.52)	(0.39)	(0.36)	(0.48)	(0.47)	(0.48)	(0.35)	(0.31)
Net asset value, end of year	$8.84	$8.77	$8.14	$8.09	$9.44	$8.66	$8.60	$7.99	$7.96	$9.29
Total return + #	7.00%	14.29%	7.22%	(10.32)%	9.29%	6.50%	13.75%	6.55%	(10.71)%	8.79%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$11,237	$13,976	$14,543	$12,650	$13,592	$3,243	$3,282	$3,577	$3,830	$4,746
Ratios of expenses to average net assets (including interest expense):	1.35%	1.43%	1.48%	1.44%	1.42%	1.85%	1.93%	1.98%	1.94%	1.92%
Ratios of net investment income to average net assets:	6.37%	6.18%	6.46%	4.72%	3.82%	5.89%	5.72%	5.94%	4.21%	3.32%
Portfolio turnover rate	69%	57%	28%	36%	69%	69%	57%	28%	36%	69%

*	The net investment income per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham International Opportunity Bond Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of year	$7.88	$7.22	$6.96	$9.18		$9.05
Income (loss) from investment operations:
Net investment income *	0.36	0.38	0.37	0.31		0.21
Net realized and unrealized gain (loss)	0.16	0.67	0.43	(2.15)		0.15
Total income (loss) from investment operations	0.52	1.05	0.80	(1.84)		0.36
Less distributions:
Distributions from net investment income	(0.20)	(0.36)	(0.38)	(0.38)		(0.23)
Distributions from net realized gains	—	—	—	(0.00	) (a)	—
Distributions from capital	(0.18)	(0.03)	(0.16)	—		—
Total distributions	(0.38)	(0.39)	(0.54)	(0.38)		(0.23)
Net asset value, end of year	$8.02	$7.88	$7.22	$6.96		$9.18
Total return + #	6.75%	14.75%	11.67%	(20.52)%		3.93%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$98,592	$70,486	$46,613	$29,209		$62,423
Ratios of expenses to average net assets (including interest expense): (1)	1.65%	1.74%	1.68%	1.33%		1.78%
Ratios of net investment income to average net assets:	4.57%	4.88%	4.97%	3.83%		2.21%
Portfolio turnover rate	78%	77%	50%	58%		40%

	Class A						Class C
	Year Ended October 31,						Year Ended October 31,
	2025	2024	2023	2022		2021	2025	2024	2023	2022		2021
Net asset value, beginning of year	$7.79	$7.14	$6.89	$9.08		$8.96	$7.55	$6.93	$6.70	$8.84		$8.73
Income from investment operations:
Net investment income*	0.34	0.35	0.34	0.29		0.18	0.29	0.30	0.30	0.25		0.13
Net realized and unrealized gain (loss)	0.15	0.67	0.44	(2.12)		0.14	0.14	0.65	0.42	(2.07)		0.14
Total income (loss) from investment operations	0.49	1.02	0.78	(1.83)		0.32	0.43	0.95	0.72	(1.82)		0.27
Less distributions:
Distributions from net investment income	(0.18)	(0.34)	(0.37)	(0.36)		(0.20)	(0.14)	(0.30)	(0.33)	(0.32)		(0.16)
Distributions from net realized gains	—	—	—	(0.00	) (a)	—	—	—	—	(0.00	) (a)	—
Distributions from capital	(0.18)	(0.03)	(0.16)	—		—	(0.18)	(0.03)	(0.16)	—		—
Total distributions	(0.36)	(0.37)	(0.53)	(0.36)		(0.20)	(0.32)	(0.33)	(0.49)	(0.32)		(0.16)
Net asset value, end of year	$7.92	$7.79	$7.14	$6.89		$9.08	$7.66	$7.55	$6.93	$6.70		$8.84

Total return + #	6.42%	14.47%	11.38%	(20.62)%		3.60%	5.83%	13.91%	10.85%	(21.01)%		3.07%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$4,979	$5,313	$7,037	$4,787		$9,179	$804	$814	$909	$854		$1,320
Ratios of expenses to average net assets (including interest expense): (2)	1.90%	1.99%	1.93%	1.58%		2.03%	2.40%	2.49%	2.43%	2.08%		2.53%
Ratios of net investment income to average net assets:	4.33%	4.59%	4.71%	3.61%		1.96%	3.83%	4.10%	4.19%	3.13%		1.44%
Portfolio turnover rate	78%	77%	50%	58%		40%	78%	77%	50%	58%		40%

*	The net investment income per share data was determined using the average shares outstanding throughout the year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.64%	1.74%	1.67%	1.32%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.89%	1.99%	1.92%	1.57%	2.39%	2.49%	2.42%	2.07%

(a)	Represents less than $0.01 per share.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Large Cap Value Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.40	$16.23	$16.90	$19.59	$13.58
Income (loss) from investment operations:
Net investment income *	0.16	0.18	0.20	0.14	0.13
Net realized and unrealized gain (loss)	2.28	4.93	(0.38)	(1.57)	6.03
Total income (loss) from investment operations	2.44	5.11	(0.18)	(1.43)	6.16
Less distributions:
Distributions from net investment income	(0.16)	(0.23)	(0.16)	(0.11)	(0.15)
Distributions from net realized gains	(0.84)	(0.71)	(0.33)	(1.15)	—
Total distributions	(1.00)	(0.94)	(0.49)	(1.26)	(0.15)
Net asset value, end of year	$21.84	$20.40	$16.23	$16.90	$19.59
Total return + #	12.59%	32.47%	(1.14)%	(7.96)%	45.69%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$173,332	$135,788	$115,719	$141,436	$129,641
Ratios of expenses to average net assets:
Before fees paid indirectly (1)	1.17%	1.19%	1.04%	1.26%	1.10%
After fees paid indirectly (1)	1.17%	1.19%	1.04%	1.26%	1.10%
Ratios of net investment income to average net assets:
Before fees paid indirectly (1)	0.79%	0.95%	1.19%	0.79%	0.72%
After fees paid indirectly (1)	0.79%	0.95%	1.19%	0.79%	0.72%
Portfolio turnover rate	33%	23%	29%	23%	33%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$20.25	$16.11	$16.78	$19.46	$13.50	$18.81	$15.06	$15.74	$18.40	$12.80
Income (loss) from investment operations:
Net investment income (loss)*	0.11	0.13	0.16	0.09	0.08	(0.04)	(0.01)	0.03	(0.04)	(0.04)
Net realized and unrealized gain (loss)	2.27	4.90	(0.39)	(1.55)	6.00	2.10	4.57	(0.35)	(1.47)	5.69
Total income (loss) from investment operations	2.38	5.03	(0.23)	(1.46)	6.08	2.06	4.56	(0.32)	(1.51)	5.65
Less distributions:
Distributions from net investment income	(0.11)	(0.18)	(0.11)	(0.07)	(0.12)	(0.02)	(0.10)	(0.03)	0.00	(0.05)
Distributions from net realized gains	(0.84)	(0.71)	(0.33)	(1.15)	—	(0.84)	(0.71)	(0.33)	(1.15)	—
Total distributions	(0.95)	(0.89)	(0.44)	(1.22)	(0.12)	(0.86)	(0.81)	(0.36)	(1.15)	(0.05)
Net asset value, end of year	$21.68	$20.25	$16.11	$16.78	$19.46	$20.01	$18.81	$15.06	$15.74	$18.40
Total return + #	12.34%	32.16%	(1.41)%	(8.18)%	45.28%	11.47%	31.14%	(2.09)%	(8.90)%	44.20%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$18,316	$16,518	$17,853	$22,784	$27,023	$4,244	$3,556	$3,139	$3,958	$4,683
Ratios of expenses to average net assets:
Before fees paid indirectly (1)	1.42%	1.44%	1.29%	1.51%	1.35%	2.17%	2.19%	2.04%	2.26%	2.10%
After fees paid indirectly (1)	1.42%	1.44%	1.29%	1.51%	1.35%	2.17%	2.19%	2.04%	2.26%	2.10%
Ratios of net investment income (loss) to average net assets:
Before fees paid indirectly (1)	0.54%	0.72%	0.94%	0.52%	0.47%	(0.22)%	(0.05)%	0.19%	(0.23)%	(0.27)%
After fees paid indirectly (1)	0.54%	0.72%	0.94%	0.52%	0.47%	(0.22)%	(0.05)%	0.19%	(0.23)%	(0.27)%
Portfolio turnover rate	33%	23%	29%	23%	33%	33%	23%	29%	23%	33%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Differences represent an amount less than 0.005%.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Small Cap Value Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.54	$13.38	$15.38	$18.65	$11.91
Income (loss) from investment operations:
Net investment income *	0.09	0.11	0.09	0.07	0.11
Net realized and unrealized gain (loss)	1.13	3.51	(0.92)	(1.27)	6.78
Total income (loss) from investment operations	1.22	3.62	(0.83)	(1.20)	6.89
Less distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.01)	(0.09)	(0.14)
Distributions from net realized gains	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)
Total distributions	(2.01)	(0.46)	(1.17)	(2.07)	(0.15)
Net asset value, end of year	$15.75	$16.54	$13.38	$15.38	$18.65
Total return + #	8.12%	27.20%	(5.61)%	(7.65)%	58.16%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$86,043	$88,294	$51,360	$59,955	$72,651
Ratios of expenses to average net assets (including interest expense)(a):
Before fees paid indirectly (1)	1.16%	1.31%	1.69%	1.67%	1.05%
After fees paid indirectly (1)	1.16%	1.30%	1.63%	1.61%	1.05%
Ratios of net investment income to average net assets:
Before fees paid indirectly	0.57%	0.65%	0.53%	0.34%	0.67%
After fees paid indirectly	0.57%	0.66%	0.60%	0.41%	0.67%
Portfolio turnover rate	106%	159%	95%	83%	87%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$16.14	$13.07	$15.07	$18.31	$11.70	$13.05	$10.67	$12.60	$15.70	$10.05
Income (loss) from investment operations:
Net investment income (loss) *	0.05	0.07	0.05	0.03	0.08	(0.05)	(0.04)	(0.04)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	1.10	3.42	(0.89)	(1.24)	6.65	0.86	2.79	(0.73)	(1.04)	5.72
Total income (loss) from investment operations	1.15	3.49	(0.84)	(1.21)	6.73	0.81	2.75	(0.77)	(1.12)	5.68
Less distributions:
Distributions from net investment income	(0.07)	(0.05)	—	(0.05)	(0.11)	—	—	0.00	—	(0.02)
Distributions from net realized gains	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)	(1.90)	(0.37)	(1.16)	(1.98)	(0.01)
Total distributions	(1.97)	(0.42)	(1.16)	(2.03)	(0.12)	(1.90)	(0.37)	(1.16)	(1.98)	(0.03)
Net asset value, end of year	$15.32	$16.14	$13.07	$15.07	$18.31	$11.96	$13.05	$10.67	$12.60	$15.70
Total return + #	7.84%	26.87%	(5.81)%	(7.86)%	57.71%	7.02%	25.93%	(6.53)%	(8.62)%	56.55%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$6,899	$8,983	$6,924	$8,331	$12,795	$2,010	$1,900	$1,690	$2,314	$2,794
Ratios of expenses to average net assets (including interest expense)(a):
Before fees paid indirectly (2)	1.41%	1.58%	1.94%	1.92%	1.30%	2.16%	2.34%	2.69%	2.67%	2.05%
After fees paid indirectly (2)	1.41%	1.56%	1.88%	1.86%	1.30%	2.16%	2.32%	2.63%	2.61%	2.05%
Ratios of net investment income (loss) to average net assets:
Before fees paid indirectly	0.34%	0.41%	0.29%	0.12%	0.46%	(0.44)%	(0.34)%	(0.45)%	(0.67)%	(0.31)%
After fees paid indirectly	0.34%	0.43%	0.35%	0.17%	0.46%	(0.44)%	(0.32)%	(0.38)%	(0.61)%	(0.31)%
Portfolio turnover rate	106%	159%	95%	83%	87%	106%	159%	95%	83%	87%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):
	Before fees paid indirectly	1.16%	1.31%	1.68%
	After fees paid indirectly	1.16%	1.30%	1.62%

(2)	Ratios of expenses to average net assets (excluding interest expense):
	Before fees paid indirectly	1.41%	1.58%	1.93%	2.16%	2.34%	2.68%
	After fees paid indirectly	1.41%	1.56%	1.87%	2.16%	2.32%	2.62%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Focused Large Cap Growth Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.65	$31.01	$24.57	$43.94	$33.67
Income (loss) from investment operations:
Net investment loss*	(0.30)	(0.33)	(0.21)	(0.20)	(0.36)
Net realized and unrealized gain (loss)	8.17	13.81	6.65	(15.89)	11.47
Total income (loss) from investment operations	7.87	13.48	6.44	(16.09)	11.11
Less distributions:
Distributions from net realized gains	(5.50)	(0.84)	—	(3.28)	(0.84)
Total distributions	(5.50)	(0.84)	—	(3.28)	(0.84)
Net asset value, end of year	$46.02	$43.65	$31.01	$24.57	$43.94
Total return + #	19.33%	44.02%	26.21%	(39.47)%	33.44%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$184,076	$151,473	$121,318	$143,425	$156,938
Ratios of expenses to average net assets:
Before fee waivers and fees paid indirectly (1)	1.03%	1.20%	1.23%	1.01%	1.12%
After fee waivers and fees paid indirectly (1)	1.03%	1.20%	1.23%	1.01%	1.12%
Ratios of net investment loss to average net assets:
Before fee waivers and fees paid indirectly (1)	(0.71)%	(0.82)%	(0.74)%	(0.67)%	(0.92)%
After fee waivers and fees paid indirectly (1)	(0.71)%	(0.82)%	(0.74)%	(0.67)%	(0.92)%
Portfolio turnover rate	44%	11%	17%	9%	27%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$41.99	$29.93	$23.77	$42.73	$32.84	$37.41	$26.94	$21.56	$39.33	$30.51
Income (loss) from investment operations:
Net investment loss*	(0.39)	(0.42)	(0.28)	(0.28)	(0.45)	(0.61)	(0.63)	(0.45)	(0.46)	(0.68)
Net realized and unrealized gain (loss)	7.82	13.32	6.44	(15.40)	11.18	6.87	11.94	5.83	(14.03)	10.34
Total income (loss) from investment operations	7.43	12.90	6.16	(15.68)	10.73	6.26	11.31	5.38	(14.49)	9.66
Less distributions:
Distributions from net realized gains	(5.50)	(0.84)	—	(3.28)	(0.84)	(5.50)	(0.84)	—	(3.28)	(0.84)
Total distributions	(5.50)	(0.84)	—	(3.28)	(0.84)	(5.50)	(0.84)	—	(3.28)	(0.84)
Net asset value, end of year	$43.92	$41.99	$29.93	$23.77	$42.73	$38.17	$37.41	$26.94	$21.56	$39.33
Total return + #	19.01%	43.65%	25.91%	(39.62)%	33.13%	18.11%	42.57%	24.95%	(40.07)%	32.13%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$20,847	$21,365	$21,901	$24,711	$37,270	$8,427	$9,290	$6,706	$7,483	$13,911
Ratios of expenses to average net assets:
Before fee waivers and fees paid indirectly (1)	1.28%	1.46%	1.48%	1.26%	1.37%	2.03%	2.20%	2.25%	2.01%	2.12%
After fee waivers and fees paid indirectly (1)	1.28%	1.46%	1.48%	1.26%	1.37%	2.03%	2.20%	2.25%	2.01%	2.12%
Ratios of net investment loss to average net assets:
Before fee waivers and fees paid indirectly (1)	(0.97)%	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.72)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%
After fee waivers and fees paid indirectly (1)	(0.97)%	(1.08)%	(0.99)%	(0.93)%	(1.17)%	(1.72)%	(1.82)%	(1.76)%	(1.69)%	(1.92)%
Portfolio turnover rate	44%	11%	17%	9%	27%	44%	11%	17%	9%	27%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Differences represent an amount less than 0.005%.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Small Cap Growth Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.24	$14.50	$14.73	$27.93	$21.62
Income (loss) from investment operations:
Net investment loss*	(0.10)	(0.13)	(0.15)	(0.12)	(0.38)
Net realized and unrealized gain (loss) (a)	3.11	4.87	(0.08)	(9.04)	10.50
Total income (loss) from investment operations	3.01	4.74	(0.23)	(9.16)	10.12
Less distributions:
Distributions from net investment income	—	—	—	(0.19)	(0.28)
Distributions from net realized gains	—	—	—	(3.85)	(3.53)
Total distributions	—	—	—	(4.04)	(3.81)
Net asset value, end of year	$22.25	$19.24	$14.50	$14.73	$27.93
Total return + #	15.64%	32.69%	(1.56)%	(37.42)%	49.28%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$78,358	$64,420	$46,905	$65,064	$63,287
Ratios of expenses to average net assets:
Before fees paid indirectly	1.23%	1.33%	1.56%	1.17%	1.83%
After fees paid indirectly	1.21%	1.32%	1.55%	1.14%	1.83%
Ratios of net investment loss to average net assets:
Before fees paid indirectly	(0.51)%	(0.71)%	(0.99)%	(0.72)%	(1.47)%
After fees paid indirectly	(0.49)%	(0.70)%	(0.98)%	(0.70)%	(1.47)%
Portfolio turnover rate	153%	100%	95%	92%	111%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$17.61	$13.30	$13.55	$26.04	$20.36	$11.42	$8.70	$8.93	$18.62	$15.39
Income (loss) from investment operations:
Net investment loss*	(0.14)	(0.16)	(0.17)	(0.17)	(0.42)	(0.18)	(0.18)	(0.19)	(0.19)	(0.44)
Net realized and unrealized gain (loss) (a)	2.84	4.47	(0.08)	(8.34)	9.86	1.84	2.90	(0.04)	(5.64)	7.33
Total income (loss) from investment operations	2.70	4.31	(0.25)	(8.51)	9.44	1.66	2.72	(0.23)	(5.83)	6.89
Less distributions:
Distributions from net investment income	—	—	—	(0.13)	(0.23)	—	—	—	(0.01)	(0.13)
Distributions from net realized gains	—	—	—	(3.85)	(3.53)	—	—	—	(3.85)	(3.53)
Total distributions	—	—	—	(3.98)	(3.76)	—	—	—	(3.86)	(3.66)
Net asset value, end of year	$20.31	$17.61	$13.30	$13.55	$26.04	$13.08	$11.42	$8.70	$8.93	$18.62
Total return + #	15.33%	32.41%	(1.85)%	(37.55)%	48.93%	14.54%	31.26%	(2.58)%	(37.99)%	47.87%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$9,159	$8,879	$8,172	$11,795	$20,357	$2,145	$1,935	$1,629	$2,210	$3,730
Ratios of expenses to average net assets:
Before fees paid indirectly	1.49%	1.60%	1.80%	1.42%	2.08%	2.24%	2.35%	2.57%	2.17%	2.83%
After fees paid indirectly	1.46%	1.59%	1.78%	1.39%	2.08%	2.22%	2.33%	2.55%	2.14%	2.83%
Ratios of net investment loss to average net assets:
Before fees paid indirectly	(0.77)%	(0.98)%	(1.23)%	(0.97)%	(1.72)%	(1.52)%	(1.73)%	(2.00)%	(1.72)%	(2.47)%
After fees paid indirectly	(0.74)%	(0.97)%	(1.21)%	(0.95)%	(1.72)%	(1.50)%	(1.72)%	(1.99)%	(1.70)%	(2.47)%
Portfolio turnover rate	153%	100%	95%	92%	111%	153%	100%	95%	92%	111%

*	The net investment loss per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(a)	The amount of net realized and unrealized gain (loss) on investment per share for the year ended October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Emerging Markets Stock Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.12	$11.84	$10.93	$18.76	$15.70
Income (loss) from investment operations:
Net investment income (loss) *	0.16	0.17	0.16	0.17	0.04
Net realized and unrealized gain (loss)	3.65	2.22	0.78	(6.41)	3.05
Total income (loss) from investment operations	3.81	2.39	0.94	(6.24)	3.09
Less distributions:
Distributions from net investment income	(0.02)	(0.11)	(0.03)	(0.25)	(0.03)
Distributions from net realized gains	—	—	—	(1.34)	—
Total distributions	(0.02)	(0.11)	(0.03)	(1.59)	(0.03)
Net asset value, end of year	$17.91	$14.12	$11.84	$10.93	$18.76
Total return + #	27.02%	20.24%	8.58%	(36.02)%	19.67%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$118,508	$99,643	$83,931	$85,825	$112,290
Ratios of expenses to average net assets (including interest expense): (1)	1.19%	1.24%	1.15%	1.03%	1.67%
Ratios of net investment income (loss) to average net assets	1.04%	1.24%	1.23%	1.23%	0.19%
Portfolio turnover rate	107%	70%	58%	64%	77%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.73	$11.52	$10.63	$18.29	$15.32	$12.61	$10.61	$9.87	$17.07	$14.41
Income (loss) from investment operations:
Net investment income (loss)*	0.11	0.13	0.12	0.13	(0.02)	0.00 (3)	0.03	0.03	0.02	(0.15)
Net realized and unrealized gain (loss)	3.57	2.15	0.77	(6.24)	2.99	3.26	1.98	0.71	(5.81)	2.81
Total income (loss) from investment operations	3.68	2.28	0.89	(6.11)	2.97	3.26	2.01	0.74	(5.79)	2.66
Less distributions:
Distributions from net investment income	—	(0.07)	—	(0.21)	—	—	(0.01)	—	(0.07)	—
Distributions from net realized gains	—	—	—	(1.34)	—	—	—	—	(1.34)	—
Total distributions	—	(0.07)	—	(1.55)	—	—	(0.01)	—	(1.41)	—
Net asset value, end of year	$17.41	$13.73	$11.52	$10.63	$18.29	$15.87	$12.61	$10.61	$9.87	$17.07
Total return + #	26.80%	19.88%	8.37%	(36.18)%	19.39%	25.85%	18.99%	7.50%	(36.66)%	18.46%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$12,570	$13,369	$13,958	$15,367	$21,174	$2,275	$2,042	$1,712	$1,999	$3,349
Ratios of expenses to average net assets (including interest expense): (2)	1.44%	1.49%	1.40%	1.28%	1.92%	2.19%	2.24%	2.15%	2.03%	2.67%
Ratios of net investment income (loss) to average net assets:	0.75%	0.99%	0.97%	0.96%	(0.08)%	(0.02)%	0.24%	0.23%	0.15%	(0.87)%
Portfolio turnover rate	107%	70%	58%	64%	77%	107%	70%	58%	64%	77%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.15%	1.23%	1.13%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.40%	1.47%	1.38%	2.15%	2.23%	2.13%

(3)	Represents less than $0.01 per share.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham International Stock Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$19.00	$15.86	$14.07	$21.10	$15.26
Income (loss) from investment operations:
Net investment income *	0.28	0.45	0.51	0.66	0.30
Net realized and unrealized gain (loss)	6.12	3.35	1.89	(4.87)	5.70
Total income (loss) from investment operations	6.40	3.80	2.40	(4.21)	6.00
Less distributions:
Distributions from net investment income	(0.55)	(0.50)	(0.61)	(0.40)	(0.15)
Distributions from net realized gains	(1.65)	(0.16)	—	(2.42)	(0.01)
Total distributions	(2.20)	(0.66)	(0.61)	(2.82)	(0.16)
Net asset value, end of year	$23.20	$19.00	$15.86	$14.07	$21.10
Total return + #	38.38%	24.45%	17.35%	(23.01)%	39.45%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$156,152	$125,167	$101,254	$111,570	$150,922
Ratios of expenses to average net assets (including interest expense): (1)	1.95%	1.91%	2.00%	1.53%	1.92%
Ratios of net investment income to average net assets:	1.45%	2.42%	3.15%	4.03%	1.47%
Portfolio turnover rate	120%	134%	62%	91%	131%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

Net asset value, beginning of year	$18.81	$15.70	$13.93	$20.92	$15.13	$17.34	$14.56	$12.98	$19.66	$14.25
Income (loss) from investment operations:
Net investment income (loss)*	0.22	0.38	0.45	0.60	0.23	0.07	0.24	0.32	0.44	0.08
Net realized and unrealized gain (loss)	6.06	3.34	1.89	(4.82)	5.68	5.54	3.08	1.75	(4.50)	5.34
Total income (loss) from investment operations	6.28	3.72	2.34	(4.22)	5.91	5.61	3.32	2.07	(4.06)	5.42
Less distributions:
Distributions from net investment income	(0.50)	(0.45)	(0.57)	(0.35)	(0.11)	(0.41)	(0.38)	(0.49)	(0.20)	—
Distributions from net realized gains	(1.65)	(0.16)	—	(2.42)	(0.01)	(1.65)	(0.16)	—	(2.42)	(0.01)
Total distributions	(2.15)	(0.61)	(0.57)	(2.77)	(0.12)	(2.06)	(0.54)	(0.49)	(2.62)	(0.01)
Net asset value, end of year	$22.94	$18.81	$15.70	$13.93	$20.92	$20.89	$17.34	$14.56	$12.98	$19.66
Total return + #	38.00%	24.19%	17.00%	(23.23)%	39.15%	37.06%	23.20%	16.16%	(23.78)%	38.04%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$12,737	$14,018	$15,317	$18,638	$26,672	$4,451	$4,141	$3,629	$3,936	$5,830
Ratios of expenses to average net assets (including interest expense): (2)	2.20%	2.16%	2.25%	1.78%	2.17%	2.96%	2.91%	3.00%	2.53%	2.92%
Ratios of net investment income (loss) to average net assets	1.15%	2.07%	2.84%	3.70%	1.17%	0.40%	1.42%	2.17%	2.89%	0.43%
Portfolio turnover rate	120%	134%	62%	91%	131%	120%	134%	62%	91%	131%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.94%	1.90%	1.99%

(2)	Ratios of expenses to average net assets (excluding interest expense):	2.19%	2.15%	2.24%	2.95%	2.90%	2.99%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Dynamic Macro Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.38	$10.80	$9.73	$11.22	$10.00
Income (loss) from investment operations:
Net investment income (loss) *	0.24	0.23	0.22	0.03	(0.14)
Net realized and unrealized gain (loss)	0.47	1.73	0.85	(1.52)	1.44
Total income (loss) from investment operations	0.71	1.96	1.07	(1.49)	1.30
Less distributions:
Distributions from net investment income	(0.21)	(0.18)	—	—	(0.08)
Distributions from net realized gains	(0.33)	(0.20)	—	—	—
Total distributions	(0.54)	(0.38)	—	—	(0.08)
Net asset value, end of year	$12.55	$12.38	$10.80	$9.73	$11.22
Total return + #	5.93%	18.53%	11.00%	(13.28)%	13.05%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$82,386	$67,752	$35,892	$22,330	$21,043
Ratios of expenses to average net assets (including interest expense) (1):	1.42%	1.94%	1.97%	1.88%	2.06%
Ratios of net investment income (loss) to average net assets :	1.92%	1.90%	2.11%	0.26%	(1.26)%
Portfolio turnover rate	145%	47%	118%	76%	12%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.20	$10.65	$9.61	$11.11	$9.90	$11.28	$9.90	$9.00	$10.49	$9.37
Income (loss) from investment operations:
Net investment income (loss) *	0.20	0.20	0.19	0.00 (a)	(0.16)	0.11	0.10	0.14	(0.07)	(0.23)
Net realized and unrealized gain (loss)	0.47	1.71	0.85	(1.50)	1.41	0.42	1.59	0.76	(1.42)	1.35
Total income (loss) from investment operations	0.67	1.91	1.04	(1.50)	1.25	0.53	1.69	0.90	(1.49)	1.12
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	—	—	(0.04)	(0.14)	(0.11)	—	—	—
Distributions from net realized gains	(0.33)	(0.20)	—	—	—	(0.33)	(0.20)	—	—	—
Total distributions	(0.51)	(0.36)	—	—	(0.04)	(0.47)	(0.31)	—	—	—
Net asset value, end of year	$12.36	$12.20	$10.65	$9.61	$11.11	$11.34	$11.28	$9.90	$9.00	$10.49
Total return + #	5.68%	18.29%	10.82%	(13.50)%	12.62%	4.85%	17.36%	10.00%	(14.20)%	11.95%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$9,048	$9,369	$6,866	$4,166	$4,030	$1,435	$1,556	$946	$912	$1,146
Ratios of expenses to average net assets (including interest expense) (2):	1.67%	2.21%	2.22%	2.13%	2.31%	2.42%	2.93%	2.97%	2.88%	3.06%
Ratios of net investment income (loss) to average net assets :	1.75%	1.66%	1.85%	0.04%	(1.48)%	0.95%	0.88%	1.44%	(0.68)%	(2.29)%
Portfolio turnover rate	145%	47%	118%	76%	12%	145%	47%	118%	76%	12%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(a)	Represents less than $0.01 per share.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.24%	1.77%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.49%	2.04%	2.24%	2.76%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Long/Short Credit Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.82	$8.82	$9.08	$9.70	$9.55
Income (loss) from investment operations:
Net investment income*	0.39	0.42	0.37	0.19	0.06
Net realized and unrealized gain (loss)	(0.04)	0.00 (a)	(0.17)	(0.43)	0.32
Total income (loss) from investment operations	0.35	0.42	0.20	(0.24)	0.38
Less distributions:
Distributions from net investment income	(0.34)	(0.42)	(0.37)	(0.20)	(0.07)
Distributions from net realized gains	—	—	(0.09)	(0.18)	(0.16)
Distributions from paid in capital	(0.04)	—	—	—	—
Total distributions	(0.38)	(0.42)	(0.46)	(0.38)	(0.23)
Net asset value, end of year	$8.79	$8.82	$8.82	$9.08	$9.70
Total return + #	4.11%	4.86%	2.27%	(2.57)%	4.00%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$282,160	$212,542	$163,285	$206,875	$195,874
Ratios of expenses to average net assets (including interest expense):	0.91%	0.88%	0.87%	0.97%	1.82%
Ratios of net investment income to average net assets:	4.41%	4.79%	4.16%	2.02%	0.67%
Portfolio turnover rate	234%	274%	222%	216%	343%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.79	$8.79	$9.06	$9.68	$9.53	$8.38	$8.42	$8.72	$9.34	$9.24
Income (loss) from investment operations:
Net investment income (loss)*	0.37	0.40	0.35	0.16	0.04	0.29	0.32	0.27	0.09	(0.03)
Net realized and unrealized gain (loss)	(0.04)	0.00 (a)	(0.18)	(0.43)	0.32	(0.03)	0.00 (a)	(0.18)	(0.41)	0.30
Total income (loss) from investment operations	0.33	0.40	0.17	(0.27)	0.36	0.26	0.32	0.09	(0.32)	0.27
Less distributions:
Distributions from net investment income	(0.32)	(0.40)	(0.35)	(0.17)	(0.05)	(0.28)	(0.36)	(0.30)	(0.12)	(0.01)
Distributions from net realized gains	—	—	(0.09)	(0.18)	(0.16)	—	—	(0.09)	(0.18)	(0.16)
Distributions from paid in capital	(0.04)	—	—	—	—	(0.04)	—	—	—	—
Total distributions	(0.36)	(0.40)	(0.44)	(0.35)	(0.21)	(0.32)	(0.36)	(0.39)	(0.30)	(0.17)
Net asset value, end of year	$8.76	$8.79	$8.79	$9.06	$9.68	$8.32	$8.38	$8.42	$8.72	$9.34
Total return + #	3.86%	4.61%	1.91%	(2.82)%	3.77%	3.19%	3.82%	1.11%	(3.45)%	2.89%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$14,428	$15,514	$22,312	$27,906	$29,040	$2,553	$2,236	$2,891	$3,858	$4,518
Ratios of expenses to average net assets (including interest expense):	1.16%	1.11%	1.11%	1.22%	2.07%	1.91%	1.88%	1.87%	1.98%	2.82%
Ratios of net investment income (loss) to average net assets:	4.17%	4.55%	3.91%	1.75%	0.41%	3.41%	3.79%	3.16%	1.01%	(0.37)%
Portfolio turnover rate	234%	274%	222%	216%	343%	234%	274%	222%	216%	343%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(a)	Represents less than $0.01 per share.

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Monthly Distribution Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$28.81	$29.20	$31.15	$32.18	$32.75
Income from investment operations:
Net investment income (loss)*	0.31	0.64	0.22	(0.45)	(0.28)
Net realized and unrealized gain	1.98	1.42	0.26	0.80	0.79
Total income from investment operations	2.29	2.06	0.48	0.35	0.51
Less distributions:
Distributions from net investment income	(1.55)	(0.74)	(0.41)	—	(0.71)
Distributions from net realized gains	—	—	—	(0.25)	—
Distributions from capital	(0.61)	(1.71)	(2.02)	(1.13)	(0.37)
Total distributions	(2.16)	(2.45)	(2.43)	(1.38)	(1.08)
Net asset value, end of year	$28.94	$28.81	$29.20	$31.15	$32.18
Total return + #	8.21%	7.31%	1.59%	1.11%	1.54%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$231,110	$197,786	$141,405	$175,703	$219,703
Ratios of expenses to average net assets (including interest expense) (1):
Before waivers	2.01%	2.36%	2.02%	2.52%	1.90%
After waivers	2.01%	2.36%	2.02%	2.52%	1.90%
Dividends/borrowings on short sales	0.75%	0.90%	0.38%	0.39%	0.81%
Ratios of net investment income (loss) to average net assets:
Before fee waivers	1.05%	2.18%	0.72%	(1.41)%	(0.84)%
After fee waivers	1.05%	2.18%	0.72%	(1.41)%	(0.84)%
Portfolio turnover rate	377%	209%	192%	221%	339%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$27.08	$27.66	$29.70	$30.83	$31.49	$18.29	$19.59	$21.89	$23.26	$24.19
Income (loss) from investment operations:
Net investment income (loss)* !	0.19	0.51	0.13	(0.46)	(0.44)	0.00	0.22	(0.05)	(0.52)	(0.55)
Net realized and unrealized gain	1.90	1.36	0.26	0.71	0.86	1.25	0.93	0.18	0.53	0.70
Total income (loss) from investment operations	2.09	1.87	0.39	0.25	0.42	1.25	1.15	0.13	0.01	0.15
Less distributions:
Distributions from net investment income	(1.55)	(0.74)	(0.41)	—	(0.71)	(1.55)	(0.74)	(0.41)	—	(0.71)
Distributions from net realized gains	—	—	—	(0.25)	—	—	—	—	(0.25)	—
Distributions from capital	(0.61)	(1.71)	(2.02)	(1.13)	(0.37)	(0.61)	(1.71)	(2.02)	(1.13)	(0.37)
Total distributions	(2.16)	(2.45)	(2.43)	(1.38)	(1.08)	(2.16)	(2.45)	(2.43)	(1.38)	(1.08)
Net asset value, end of year	$27.01	$27.08	$27.66	$29.70	$30.83	$17.38	$18.29	$19.59	$21.89	$23.26
Total return + #	7.98%	7.02%	1.32%	0.83%	1.25%	7.18%	6.19%	0.57%	0.05%	0.54%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$16,821	$20,234	$23,339	$28,997	$33,155	$10,718	$11,592	$13,030	$16,177	$19,311
Ratios of expenses to average net assets (including interest expense) (2):
Before waivers	2.28%	2.63%	2.27%	2.77%	2.16%	3.02%	3.39%	3.02%	3.52%	2.93%
After waivers	2.28%	2.63%	2.27%	2.77%	2.16%	3.02%	3.39%	3.02%	3.52%	2.93%
Dividends/borrowings on short sales	0.75%	0.94%	0.38%	0.39%	0.81%	0.75%	0.96%	0.38%	0.39%	0.81%
Ratios of net investment income (loss) to average net assets:
Before fee waivers	0.72%	1.85%	0.47%	(1.53)%	(1.39)%	0.00%	1.14%	(0.29)%	(2.32)%	(2.28)%
After fee waivers	0.72%	1.85%	0.47%	(1.53)%	(1.39)%	0.00%	1.14%	(0.29)%	(2.32)%	(2.28)%
Portfolio turnover rate	377%	209%	192%	221%	339%	377%	209%	192%	221%	339%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

!	The amount of net investment income (loss) on investment per share for the year October 31, 2023, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(1)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):
Before fee waivers	1.26%	1.46%	1.64%	2.13%	1.09%
After fee waivers	1.26%	1.46%	1.64%	2.13%	1.09%

(2)	Ratios of expenses to average net assets (excluding dividends/borrowings on short sales):
Before fee waivers	1.53%	1.69%	1.89%	2.38%	1.35%	2.27%	2.43%	2.64%	3.13%	2.12%
After fee waivers	1.53%	1.69%	1.89%	2.38%	1.35%	2.27%	2.43%	2.64%	3.13%	2.12%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham Real Estate Stock Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Class N
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.63	$11.01	$12.47	$21.36	$17.34
Income (loss) from investment operations:
Net investment income (loss) *	0.19	0.20	0.20	0.14	(0.02)
Net realized and unrealized gain (loss)	(1.42)	3.72	(1.58)	(7.74)	5.52
Total income (loss) from investment operations	(1.23)	3.92	(1.38)	(7.60)	5.50
Less distributions:
Distributions from net investment income	(0.12)	(0.30)	(0.08)	—	—
Distributions from net realized gains	—	—	—	(1.29)	(1.48)
Total distributions	(0.12)	(0.30)	(0.08)	(1.29)	(1.48)
Net asset value, end of year	$13.28	$14.63	$11.01	$12.47	$21.36
Total return + #	(8.44)%	35.88%	(11.09)%	(37.75)%	32.81%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$49,451	$40,260	$53,324	$64,414	$91,553
Ratios of expenses to average net assets (including interest expense) (1):	1.32%	1.55%	1.07%	1.01%	1.37%
Ratios of net investment income (loss) to average net assets:	1.43%	1.54%	1.64%	0.85%	(0.08)%
Portfolio turnover rate	165%	78%	73%	58%	59%

	Class A					Class C
	Year Ended October 31,					Year Ended October 31,
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.70	$11.06	$12.52	$21.48	$17.47	$13.24	$10.01	$11.37	$19.78	$16.30
Income (loss) from investment operations:
Net investment income (loss) *	0.16	0.18	0.17	0.10	(0.07)	0.04	0.07	0.05	(0.03)	(0.20)
Net realized and unrealized gain (loss)	(1.43)	3.72	(1.58)	(7.77)	5.56	(1.28)	3.37	(1.41)	(7.09)	5.16
Total income (loss) from investment operations	(1.27)	3.90	(1.41)	(7.67)	5.49	(1.24)	3.44	(1.36)	(7.12)	4.96
Less distributions:
Distributions from net investment income	(0.08)	(0.26)	(0.05)	—	—	(0.01)	(0.21)	—	—	—
Distributions from net realized gains	—	—	—	(1.29)	(1.48)	—	—	—	(1.29)	(1.48)
Total distributions	(0.08)	(0.26)	(0.05)	(1.29)	(1.48)	(0.01)	(0.21)	—	(1.29)	(1.48)
Net asset value, end of year	$13.35	$14.70	$11.06	$12.52	$21.48	$11.99	$13.24	$10.01	$11.37	$19.78
Total return + #	(8.66)%	35.49%	(11.31)%	(37.87)%	32.48%	(9.36)%	34.52%	(11.96)%	(38.38)%	31.50%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$4,848	$4,544	$8,654	$9,449	$15,112	$1,486	$1,921	$1,849	$2,544	$4,736
Ratios of expenses to average net assets (including interest expense) (2):	1.58%	1.78%	1.32%	1.27%	1.62%	2.34%	2.57%	2.07%	2.02%	2.37%
Ratios of net investment income (loss) to average net assets:	1.13%	1.34%	1.38%	0.60%	(0.33)%	0.35%	0.54%	0.63%	(0.19)%	(1.07)%
Portfolio turnover rate	165%	78%	73%	58%	59%	165%	78%	73%	58%	59%

*	The net investment income (loss) per share data was determined using the average shares outstanding throughout each year.

+	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(1)	Ratios of expenses to average net assets (excluding interest expense):	1.32%	1.52%

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.57%	1.75%	2.33%	2.54%

See accompanying notes which are an integral part to these financial statements.

FINANCIAL HIGHLIGHTS
Dunham U.S. Enhanced Market Fund
The table sets forth financial data for one share of beneficial interest outstanding throughout the year/period.

	Class N				Class A				Class C

	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	October 31, 2025	October 31, 2024	October 31, 2023 *		October 31, 2025	October 31, 2024	October 31, 2023 *		October 31, 2025	October 31, 2024	October 31, 2023 *
Net asset value, beginning of year/period	$19.17	$13.88	$14.00		$19.12	$13.86	$14.00		$18.99	$13.81	$14.00
Income (loss) from investment operations:
Net investment income**	0.22	0.29	0.13		0.18	0.25	0.11		0.06	0.12	0.06
Net realized and unrealized gain (loss)	3.07	5.18	(0.25)		3.07	5.17	(0.25)		3.03	5.16	(0.25)
Total income (loss) from investment operations	3.29	5.47	(0.12)		3.25	5.42	(0.14)		3.09	5.28	(0.19)
Less distributions:
Distributions from net investment income	(0.28)	(0.18)	—		(0.23)	(0.16)	—		(0.13)	(0.10)	—
Distributions from net realized gains	(5.27)	—	—		(5.27)	—	—		(5.27)	—	—
Total distributions	(5.55)	(0.18)	—		(5.50)	(0.16)	—		(5.40)	(0.10)	—
Net asset value, end of year/period	$16.91	$19.17	$13.88		$16.87	$19.12	$13.86		$16.68	$18.99	$13.81
Total return +#	21.47%	39.70%	(0.86	)% (1)	21.23%	39.33%	(1.00	)%(1)	20.20%	38.34%	(1.36	)% (1)
Ratios/Supplemental Data:
Net assets, end of year/period (in 000s)	$116,687	$88,811	$68,742		$10,870	$9,782	$10,295		$1,269	$759	$304
Ratios of expenses to average net assets: (2)	1.28%	1.29%	1.41	% ^	1.54%	1.54%	1.66	% ^	2.28%	2.29%	2.41	% ^
Ratios of net investment income to average net assets:	1.43%	1.69%	1.82	% ^	1.16%	1.46%	1.54%^		0.41%	0.66%	0.84	% ^
Portfolio turnover rate	39%	66%	0	% (1)	39%	66%	0	% (1)	39%	66%	0	% (1)

*	The Fund commenced operations on May 1, 2023

**	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

+	Assumes reinvestment of all dividends and distributions, if any. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares and does not reflect the impact of any sales charge.

(1)	Not annualized for periods less than one year.

^	Annualized for periods less than one year.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all periods and classes.

(2)	Ratios of expenses to average net assets (excluding interest expense):	1.28%	1.28%	1.54%	1.53%	2.28%	2.28%

See accompanying notes which are an integral part to these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

Each Dunham Fund (each, a “Fund” and collectively the “Funds”) is a series of shares of beneficial interest in the Dunham Funds (the “Trust”), a Delaware Business Trust organized on November 28, 2007 and registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Dunham Funds currently consist of fifteen funds: Dunham Corporate/Government Bond Fund; Dunham Floating Rate Bond Fund; Dunham High-Yield Bond Fund; Dunham International Opportunity Bond Fund; Dunham Large Cap Value Fund; Dunham Small Cap Value Fund; Dunham Focused Large Cap Growth Fund; Dunham Small Cap Growth Fund; Dunham Emerging Markets Stock Fund; Dunham International Stock Fund; Dunham Dynamic Macro Fund; Dunham Long/Short Credit Fund; Dunham Monthly Distribution Fund; Dunham Real Estate Stock Fund; and Dunham U.S. Enhanced Market Fund. With the exception of Dunham Focused Large Cap Growth Fund, Dunham Real Estate Stock Fund, and Dunham U.S. Enhanced Market Fund, the remaining Funds are diversified funds within the meaning of the 1940 Act.

Fund	Primary Objective
Dunham Corporate/Government Bond Fund (“Corporate/Government Bond”)	Current income and capital appreciation
Dunham Floating Rate Bond Fund (“Floating Rate Bond”)	High level of current income
Dunham High-Yield Bond Fund (“High-Yield Bond”)	High level of current income
Dunham International Opportunity Bond Fund (“International Opportunity Bond”)	High level of current income
Dunham Large Cap Value Fund (“Large Cap Value”)	Maximize total return from capital appreciation and dividends
Dunham Small Cap Value Fund (“Small Cap Value”)	Maximize total return from capital appreciation and income
Dunham Focused Large Cap Growth Fund (“Focused Large Cap Growth”)	Maximize capital appreciation
Dunham Small Cap Growth Fund (“Small Cap Growth”)	Maximize capital appreciation
Dunham Emerging Markets Stock Fund (“Emerging Markets Stock”)	Maximize capital appreciation
Dunham International Stock Fund (“International Stock”)	Maximize total return from capital appreciation and dividends
Dunham Dynamic Macro Fund (“Dynamic Macro”)	Maximize total return from capital appreciation and dividends
Dunham Long/Short Credit Fund (“Long/Short Credit”)	Maximize total return under varying market conditions through both current income and capital appreciation
Dunham Monthly Distribution Fund (“Monthly Distribution”)	Positive returns in rising and falling market environments
Dunham Real Estate Stock Fund (“Real Estate Stock”)	Maximize total return from capital appreciation and dividends
Dunham U.S. Enhanced Market Fund (“U.S. Enhanced Market”)	Maximize long-term capital appreciation

Currently, each Fund offers Class A, Class C and Class N shares. Each class represents an interest in the same assets of the applicable Fund with the only differences being that Class A shares are subject to a front-end sales charge and an annual distribution fee, Class C shares are subject to an annual service and distribution fee and Class N shares have a higher minimum investment amount. Investors that purchase $1,000,000 or more of Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. The Class C and Class N shares, with the exception of Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on December 10, 2004 and were formed as a result of tax-free conversions from common trusts. The conversions were accomplished through the exchange of the common trust securities, cash, and other assets for equivalent value of the Funds’ shares. High-Yield Bond Class C and Class N shares commenced operations on July 1, 2005. The Class A shares for all Funds except Floating Rate Bond, International Opportunity Bond, Focused Large Cap Growth, Dynamic Macro, Monthly Distribution, and U.S. Enhanced Market commenced operations on January 3, 2007. Monthly Distribution’s Predecessor Fund’s Class A shares and Class C shares commenced operations on December 26, 2000. Monthly Distribution’s Class N shares commenced operations on September 29, 2008. Dynamic Macro commenced operations on April 30, 2010. Focused Large Cap Growth commenced operations on December 8, 2011. Floating Rate Bond and International Opportunity Bond commenced operations on November 1, 2013. U.S. Enhanced Market commenced operations on May 1, 2023.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Segment Reporting Disclosure

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. Operating segments are components of a public entity that engage in business activities from which it may recognize revenues and incur expenses, have discrete financial information available, and have their operating results regularly reviewed by the public entity’s chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources.

The Chief Financial Officer, acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole, and the Fund’s asset allocation is managed in accordance with its Prospectus. The Fund operates as a single operating and reporting segment pursuant to its investment objective and principal investment strategy. The Fund’s portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Fund’s financial statements.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

a. Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask price is used. If market quotations are not readily available, then securities will be valued using the “fair value” procedures approved by the Board of Trustees (the“Board”). The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”) based on the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). U.S. Government and Agency securities are valued at the mean between the most recent bid and ask prices. Short-term debt instruments with a remaining maturity of more than 60 days and long-term debt securities including Bank Loans are valued each day by an independent pricing service elected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and ask prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and ask prices may be used. Short-term debt securities with a remaining maturity of 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Funds may invest in portfolios of open-end, closed-end investment companies and Exchange Traded Funds (“ETFs”) (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by a Fund will not change.

Options and FLEX Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and ask price.

Futures and future options are valued daily at the final settled price or, in the absence of a settled price, at the mean between the current bid and ask prices on the day of valuation.

Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange are generally valued at the last quoted sales price of the swap (if exchange listed) or of the underlying security (if such security is exchange listed) or in the absence of a sale, fair valued at the mean between the current bid and ask prices.

Trading in securities on Far East securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (“NYSE”) is open). In addition, Far East securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s NAV is not calculated. Each Fund calculates the NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

accordance with procedures approved by the Board. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, management may determine that such developments are so significant that they will materially affect the value of a Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Both Emerging Markets Stock and International Stock utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its Valuation Designee based on the Trust’s Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025 for the Funds’ assets and liabilities measured at fair value:

Corporate/Government Bond
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,071,194	$—	$—	$3,071,194
Asset Backed Securities *	—	77,535,623	—	77,535,623
Corporate Bonds *	—	98,217,725	—	98,217,725
Non U.S. Government & Agencies	—	8,588,627	—	8,588,627
Term Loans *	—	12,561,276	—	12,561,276
U.S. Government & Agencies	—	101,060,480	—	101,060,480
Short-Term Investment	7,466,377	—	—	7,466,377
Total	$10,537,571	$297,963,731	$—	$308,501,302
Collateral for Securities Loaned (a)				7,697,773
Total Assets				$316,199,075

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$11,739,127	$—	$11,739,127
Common Stock *	—	535,635	—	535,635
Corporate Bonds *	—	21,220,345	—	21,220,345
Term Loans *	—	166,391,698	0	166,391,698
Right	—	13,500	—	13,500
Warrant	—	37,263	—	37,263
Short-Term Investment	12,222,244	—	—	12,222,244
Total	$12,222,244	$199,937,568	$0	$212,159,812
Collateral for Securities Loaned (a)				4,730,650
Total Assets				$216,890,462

High-Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds *	$—	$216,108,309	$68,642	$216,176,951
Short-Term Investment	13,254,707	—	—	13,254,707
Total	$13,254,707	$216,108,309	$68,642	$229,431,658
Collateral for Securities Loaned (a)				32,388,190
Total Assets				$261,819,848

International Opportunity Bond
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities *	$—	$5,116	$—	$5,116
Convertible Bonds *	—	397,832	—	397,832
Corporate Bonds *	—	59,816,778	—	59,816,778
Non U.S. Government & Agencies *	—	34,289,045	—	34,289,045
Right	—	1,523	—	1,523
Short-Term Investment	4,751,758	—	—	4,751,758
Total	$4,751,758	$94,510,294	$—	$99,262,052
Collateral for Securities Loaned (a)				3,226,714
Total Assets				$102,488,766
Assets - Derivatives
Futures Contracts	$183,275	$—	$—	$183,275
Forward Foreign Currency Exchange Contracts	—	682,888	—	682,888
Total Asset Derivatives	$183,275	$682,888	$—	$866,163
Liabilities - Derivatives
Futures Contracts	$225,751	$—	$—	$225,751
Forward Foreign Currency Exchange Contracts	—	40,561	—	40,561
Swap Contracts	—	49,609	—	49,609
Total Liability Derivatives	$225,751	$90,170	$—	$315,921

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$191,173,049	$—	$—	$191,173,049
Short-Term Investments	4,858,435	—	—	4,858,435
Total	$196,031,484	$—	$—	$196,031,484
Collateral for Securities Loaned (a)				9,574,743
Total Assets				$205,606,227

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$90,714,977	$—	$—	$90,714,977
Short-Term Investments	4,390,441	—	—	4,390,441
Total	$95,105,418	$—	$—	$95,105,418
Collateral for Securities Loaned (a)				10,397,495
Total Assets				$105,502,913

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$209,856,179	$—	$—	$209,856,179
Short-Term Investment	2,682,701	—	—	2,682,701
Total	$212,538,880	$—	$—	$212,538,880
Collateral for Securities Loaned (a)				2,583,900
Total Assets				$215,122,780

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$86,325,258	$—	$—	$86,325,258
Short-Term Investment	3,558,808	—	—	3,558,808
Total	$89,884,066	$—	$—	$89,884,066
Collateral for Securities Loaned (a)				24,107,064
Total Assets				$113,991,130

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Emerging Markets
Assets	Level 1	Level 2	Level 3	Total
Closed End Fund
Equity	$—	$1,280,713	$—	$1,280,713
Total Closed End Fund	—	1,280,713	—	1,280,713
Common Stocks
Aerospace & Defense	$—	$3,526,564	$—	$3,526,564
Asset Management	2,746,752	3,191,058	—	5,937,810
Banking	2,923,160	9,302,394	—	12,225,554
Banks	—	1,341,903	—	1,341,903
Beverages	—	579,200	—	579,200
E-Commerce Discretionary	—	6,097,133	—	6,097,133
Electronic Equipment, Instruments & Components	—	2,275,485	—	2,275,485
Engineering & Construction	—	6,135,722	—	6,135,722
Entertainment Content	328,125	—	—	328,125
Food	503,301	—	—	503,301
Gas & Water Utilities	1,491,792	—	—	1,491,792
Health Care Facilities & Services	—	4,696,742	—	4,696,742
Home Construction	—	570,156	—	570,156
Household Products	—	758,822	—	758,822
Industrial Intermediate Prod	—	2,315,218	—	2,315,218
Institutional Financial Services	—	1,417,052	—	1,417,052
Insurance	—	3,538,899	—	3,538,899
Internet Media & Services	3,585,591	10,979,222	—	14,564,813
Leisure Facilities & Services	—	2,537,575	—	2,537,575
Metals & Mining	2,069,475	3,647,610	—	5,717,085
Oil & Gas Producers	741,285	—	0	741,285
Oil & Gas Services & Equipment	—	921,030	—	921,030
Real Estate Owners & Developers	962,842	374,150	—	1,336,992
Renewable Energy	—	2,278,670	—	2,278,670
Retail - Consumer Staples	—	—	0	—
Retail - Discretionary	1,515,698	1,150,348	—	2,666,046
Semiconductors	—	21,528,630	—	21,528,630
Specialty Finance	185,955	792,488	—	978,443
Technology Hardware	—	18,174,883	—	18,174,883
Technology Services	—	816,867	—	816,867
Telecommunications	926,640	2,673,791	—	3,600,431
Transportation Equipment	—	1,050,697	—	1,050,697
Total Common Stocks	17,980,616	112,672,309	—	130,652,925
Preferred Stocks
Technology Hardware	$—	$2,078,203	$—	$2,078,203
Total Preferred Stock	—	2,078,203	—	2,078,203
Short-Term Investments	854,792	—	—	854,792
Total	$18,835,408	$116,031,225	$—	$134,866,633
Collateral for Securities Loaned (a)				5,537,396
Total Assets				$140,404,029

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$29,136	$4,375,827	$—	$4,404,963
Apparel & Textile Products	79,820	220,700	—	300,520
Asset Management	2,356,432	2,226,378	—	4,582,810
Automotive	2,282,034	2,699,666	—	4,981,700
Banking	4,596,656	24,687,441	0	29,284,097
Banks	—	1,029,120	0	1,029,120
Beverages	—	449,710	—	449,710
Biotech & Pharma	270,661	3,678,002	—	3,948,663
Chemicals	178,705	586,314	0	765,019
Commercial Support Services	—	347,123	—	347,123
Construction Materials	—	680,344	—	680,344
Containers & Packaging	354,954	129,002	—	483,956
Diversified Industrials	—	66,916	—	66,916
E-Commerce Discretionary	44,967	330,380	—	375,347
Electric Utilities	302,265	1,511,388	—	1,813,653
Electrical Equipment	—	7,852,407	—	7,852,407
Electronic Equipment, Instruments & Components	—	1,752,289	—	1,752,289
Engineering & Construction	—	326,634	—	326,634
Entertainment Content	302,344	4,813,181	—	5,115,525
Food	—	1,821,459	—	1,821,459
Gas & Water Utilities	—	116,299	—	116,299
Health Care Facilities & Services	—	1,901,229	—	1,901,229
Home & Office Products	—	220,278	—	220,278
Household Products	—	338,564	—	338,564
Industrial Intermediate Prod	—	1,373,911	—	1,373,911
Institutional Support Services	—	575,791	—	575,791
Institutional Financial Services	196,826	1,840,694	—	2,037,520
Insurance	—	11,447,601	—	11,447,601
Internet Media & Services	498,699	1,878,109	—	2,376,808
Leisure Facilities & Services	56,368	1,316,924	—	1,373,292
Machinery	—	879,460	—	879,460
Medical Equipment & Devices	48,102	3,691,506	—	3,739,608
Metals & Mining	5,170,899	3,176,507	0	8,347,406
Oil & Gas Producers	273,375	2,773,296	0	3,046,671
Publishing & Broadcasting	—	90,531	—	90,531
Real Estate Owners & Developers	—	800,439	—	800,439
Real Estate Services	262,389	—	—	262,389
Renewable Energy	—	1,035,878	—	1,035,878
Retail - Consumer Staples	273,356	1,086,255	—	1,359,611
Retail - Discretionary	231,252	1,861,400	—	2,092,652
Retail REIT	—	36,453	—	36,453
Semiconductors	676,500	18,215,723	—	18,892,223
Software	2,122,573	1,834,482	—	3,957,055
Specialty Finance	—	888,165	—	888,165
Steel	28,184	—	—	28,184
Technology Hardware	1,267,530	9,979,692	—	11,247,222
Technology Services	280,258	1,516,198	—	1,796,456
Telecommunications	1,764,380	5,548,051	—	7,312,431
Tobacco & Cannabis	—	31,723	—	31,723
Transportation & Logistics	1,472,124	1,122,304	—	2,594,428
Transportation Equipment	—	6,144,566	—	6,144,566
Wholesale Discretionary	—	914,383	—	914,383
Total Common Stocks	25,420,789	142,220,693	—	167,641,482
Exchange Traded Funds	841,166	—	—	841,166

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks
Automotive	—	102,791	—	102,791
Banking	282,440	648,926	—	931,366
Institutional Financial Services	—	836,953	—	836,953
Insurance	—	758,128	—	758,128
Technology Hardware	—	1,155,427	—	1,155,427
Total Preferred Stocks	282,440	3,502,225	—	3,784,665
Warrant
Software	—	—	0	—
Short-Term Investments	216,414	—	—	216,414
Total	$26,760,809	$145,722,918	$—	$172,483,727
Collateral for Securities Loaned (a)				5,826,020
Total Assets				$178,309,747

Dynamic Macro
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,658,528	$—	$—	$14,658,528
Corporate Bonds *	—	8,524,457	—	8,524,457
Non U.S. Government & Agencies	—	11,414,836	—	11,414,836
U.S. Government & Agencies	—	42,562,236	—	42,562,236
Short-Term Investments	10,058,747	—	—	10,058,747
Total	$24,717,275	$62,501,529	$—	$87,218,804
Collateral for Securities Loaned (a)				7,532,886
Total Assets				$94,751,690
Assets - Derivatives
Futures Contracts	$795,354	$—	$—	$795,354
Total Asset Derivatives	$795,354	$—	$—	$795,354
Liabilities - Derivatives
Futures Contracts	$745,926	$—	$—	$745,926
Total Liability Derivatives	$745,926	$—	$—	$745,926

Long/Short Credit
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$5,700	$5,700
Corporate Bonds *	—	118,674,662	—	118,674,662
Municipal Bonds *	—	2,525,499	—	2,525,499
U.S. Government & Agencies	—	176,224,064	—	176,224,064
Short-Term Investment	8,301,227	—	—	8,301,227
Total	$8,301,227	$297,424,225	$5,700	$305,731,152
Collateral for Securities Loaned (a)				15,994,246
Total Assets				$321,725,398
Assets - Derivatives
Futures Contracts	$42,859	$—	$—	$42,859
Credit Default Swap Contracts	—	134,299	—	134,299
Total Return Swap Contracts	—	68,823	—	68,823
Total Asset Derivatives	$42,859	$203,122	$—	$245,981
Liabilities - Derivatives
Futures Contracts	$564,404	$—	$—	$564,404
Credit Default Swap Contracts	$—	$1,172,464	$—	$1,172,464
Total Liability Derivatives	$564,404	$1,172,464	$—	$1,736,868

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Closed-End Fund	$—	$—	$3,209,417	$3,209,417
Common Stocks *	205,682,147	—	72,063	205,754,210
Rights	—	—	889,495	889,495
Purchased Options	474,823	—	—	474,823
Short-Term Investment	27,072,707	—	—	27,072,707
Total	$233,229,677	$—	$4,170,975	$237,400,652
Collateral for Securities Loaned (a)				23,310,902
Total Assets				$260,711,554
Liabilities
Securities Sold Short*	$73,575,013	$—	$—	$73,575,013
Total Liabilities	$73,575,013	$—	$—	$73,575,013
Assets - Derivatives
Forward Foreign Currency Exchange Contracts	$—	$885,499	$—	$885,499
Total Asset Derivatives	$—	$885,499	$—	$885,499
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts	$—	$196,682	$—	$196,682
Total Liability Derivatives	$—	$196,682	$—	$196,682

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$1,022,422	$—	$—	$1,022,422
REITs *	54,744,156	—	—	54,744,156
Short-Term Investment	77,431	—	—	77,431
Total	$55,844,009	$—	$—	$55,844,009
Collateral for Securities Loaned (a)				11,604,623
Total Assets				$67,448,632

U.S. Enhanced Market
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$66,878,570	$—	$66,878,570
Purchased Options	—	52,723,225	—	52,723,225
Short-Term Investments	9,362,977	—	—	9,362,977
Total Assets	$9,362,977	$119,601,795	$—	$128,964,772
Assets - Derivatives
Futures Contracts	578,774	—	—	578,774
Total Asset Derivatives	$578,774	$—	$—	$578,774
Liabilities - Derivatives
Futures Contracts	$1,836	$—	$—	$1,836
Total Liability Derivatives	$1,836	$—	$—	$1,836

*	See each Fund’s Schedule of Investments for breakdown by industry.

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The following is a reconciliation for the Funds for which Level 3 inputs were used in determining value:

	Beginning		Change in
	Balance		unrealized					Net transfers	Ending balance
	October 31,	Total realized	appreciation/		Net		Net transfers	(out) of Level	October 31,
	2024	gain/(loss)	(depreciation)	Amortization	Purchases	Net Sales	into Level 3	3	2025
Floating Rate Bond
Term Loans	$—	$—	$—	$—	$—	$—	$—	$—	$—

High-Yield Bond
Common Stock	186,400	(44,999)	(64,151)	—	—	(77,250)	—	—	—
Corporate Bond	726,312	30,543	3,522	13,868	—	(705,603)	—	—	68,642
Emerging Markets
Common Stocks	—	—	—	—	—	—	—	—	—
International Stock
Common Stocks	—	—	—	—	—	—	—	—	—
Long/Short Credit
Common Stock	5,700	—	—	—	—	—	—	—	5,700

Monthly Distribution
Closed End Fund	3,456,295	—	(246,878)	—	—	—	—	—	3,209,417
Common Stock	72,063	—	—	—	—	—	—	—	72,063
Rights	1,160,849	—	(271,354)	—	—	—	—	—	889,495

Quantitative disclosures of unobservable inputs and assumptions used are below:

Investments in Securities:					Impact to valuation
				Input	from an increase
	Fair Value	Valuation Techniques	Unobservable Input	Range	in input
Floating Rate Bond
Term Loans	$—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$—

High-Yield Bond
Corporate Bond	68,642	Discounted Cash Flow	Discount Rate	9.5%	Decrease
Total Fair Value Securities	$68,642
Emerging Markets
Common Stock	$—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$—
International Stock
Common Stock	$—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Total Fair Value Securities	$—
Long/Short Credit
Common Stock	$5,700	Broker Quote	Indicative Value	$0.57	Increase
Total Fair Value Securities	$5,700
Monthly Distribution
Closed End Fund	$3,209,417	Broker Quote	Indicative Value	$1.30	Increase
Common Stock	72,063	Broker Quote	Indicative Value	$0.35	Increase
Common Stock	—	Market Approach	Discount for lack of marketability (DLOM)	100%	NA
Common Stock	—	Market Approach	Residual Value	100%	NA
Rights	889,495	Broker Quote	Indicative Value	$0.30-$1.60*	Increase
Total Fair Value Securities	$4,170,975

*	The weighted average price of Rights at October 31, 2025 was $1.46.

b. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rates at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received and are included

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

with the net realized and unrealized gain or loss on investment securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

c. Forward Foreign Currency Exchange Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included in net realized gains (losses) from forward foreign currency exchange contracts in the Statements of Operations.

d. Options – Dynamic Macro and Monthly Distribution are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. These Funds may purchase call and put options. In addition, Enhanced Market may purchase options (including FLEX Options).

Call Options. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by that Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if a Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, that Fund will realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option. When a Fund writes a put option, that Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

Put Options. If such a decline occurs, the put options will permit that Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by that Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to that Fund. In addition, if the price of the security in connection with which an option was purchased moves in a direction favorable to that Fund, the benefits realized by that Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. FLEX Options. Enhanced Market gains equity exposure through investments in S&P 500 Index options (including FLEX Options) and futures, but does not invest directly in equity securities as part of its investment strategy.

FLEX Options are customized index option contracts traded on an exchange. The Fund may experience substantial downside from specific FLEX Option positions, and certain FLEX Option positions may expire worthless. In addition, the Fund’s FLEX Option holdings are subject to the following risks:

●	Valuation Risk. The value of the FLEX Options will be affected by, among others, changes in the value of the relevant index, changes in the actual and implied volatility of the index, and the remaining time until the options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the index (although they generally move in the same direction).

●	Liquidity Risk. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.

●	Counterparty Risk. The FLEX Options are issued and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional standardized exchange-traded options.

●	Correlation Risk. The value of the FLEX Options positions is not anticipated to increase or decrease at the same rate as the index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the index.

e. Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds may maintain cash balances, which, at times, may exceed federally insured limits. The Funds may also hold cash balances with brokers which accounts are not federally insured. The Funds maintain these balances with a high quality financial institution.

f. Swap Agreements – International Opportunity Bond, Long/Short Credit and Monthly Distribution may enter into interest rate, index, total return, credit default and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

g. Swaps Risk. The Fund may use swaps to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

h. Futures Contracts – International Opportunity Bond, Dynamic Macro, Long/Short Credit, and U.S. Enhanced Market are subject to equity risk, interest rate risk and forward currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, and foreign exchange rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

i. Short Sales – The Funds may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is obligated to pay over any dividends and accrued interest on borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements.

j. Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations – The following is a summary of the location of derivative investments of each Fund in the Statement of Assets and Liabilities as of October 31, 2025:

Location on the Statements of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Commodity	Investments in securities	Option contracts written
Interest Rate/Credit Risk Contracts	Unrealized appreciation on futures	Unrealized depreciation on futures
	Unrealized appreciation on swap contracts	Unrealized depreciation on swap contracts
	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of October 31, 2025:

Asset Derivatives Investment Value
	Equity	Currency	Interest Rate	Credit Risk	Total at
	Contracts	Contracts	Contracts	Contracts	October 31, 2025
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$—	$682,888	$—	$—	$682,888
Futures Contracts	—	—	183,275	—	183,275
Dynamic Macro
Futures Contracts	$—	$—	$795,354	$—	$795,354
Long/Short Credit
Futures Contracts	—	—	42,859	—	42,859
Credit Default Swap Contracts	—	—	—	134,299	134,299
Total Return Swap Contracts	—	—	68,823	—	68,823
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$885,499	$—	$—	$885,499
Purchased Options	474,823	—	—	—	474,823
U.S. Enhanced Market
Purchased Options	$52,723,225	$—	$—	$—	$52,723,225
Futures Contracts	312,367	—	266,407	—	578,774

Liability Derivatives Investment Value
	Equity	Currency	Interest Rate	Credit Risk	Total at
	Contracts	Contracts	Contracts	Contracts	October 31, 2025
International Opportunity Bond
Forward Foreign Currency Exchange Contracts	$—	$40,561	$—	$—	$40,561
Futures Contracts	—	—	225,751	—	225,751
Credit Default Swap Contract	—	—	—	49,609	49,609
Dynamic Macro
Futures Contracts	$745,926	$—	$—	$—	$745,926
Long/Short Credit
Futures Contracts	$—	$—	$564,404	$—	$564,404
Credit Default Swap Contracts	—	—	—	1,172,464	1,172,464
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$196,682	$—	$—	$196,682
U.S. Enhanced Market
Futures Contracts	$—	$—	$1,836	$—	$1,836

The following is a summary of the location of derivative investments of each Fund in the Statements of Operations for the year ended October 31, 2025.

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/	Net realized gain (loss) from: Futures,
Interest Rate/Credit Risk Contracts	Purchased options, Written options, Swap contracts, Forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on: Futures, Purchased options, Written options, Swap contracts, and Forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2025:

Realized gain (loss) on derivatives recognized in the Statements of Operations
	Equity		Interest Rate	Credit Risk	Total at
Derivative Investment type	Contracts	Currency Contracts	Contracts	Contracts	October 31, 2025
International Opportunity Bond
Futures Contracts	$—	$—	$(980,828)	$—	$(980,828)
Forward Foreign Currency Exchange Contracts	—	(605,115)	—	—	(605,115)
Credit Default Swap Contracts	—	—	—	(228,344)	(228,344)
Dynamic Macro
Forward Foreign Currency Contracts	$—	$(36,449)	$—	$—	$(36,449)
Futures Contracts	366,592	—	(827,386)	—	(460,794)
Long/Short Credit
Futures Contracts	$—	$—	$1,845,113	$—	$1,845,113
Credit Default Swap Contracts	—	—	—	(193,305)	(193,305)
Total Return Swap Contracts	—	—	(1,100,538)	—	(1,100,538)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$(79,627)	$—	$—	$(79,627)
Purchased Options	(521,896)	—	—	—	(521,896)
Written Options	(1,602,124)	—	—	—	(1,602,124)
U.S. Enhanced Market
Futures Contracts	$2,282,671	$—	$(1,611,152)	$—	$671,519
Purchased Options	9,924,947	—	—	—	9,924,947

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Equity		Interest Rate	Credit Risk	Total at
Derivative Investment type	Contracts	Currency Contracts	Contracts	Contracts	October 31, 2025
International Opportunity Bond
Futures Contracts	$—	$—	$53,973	$—	$53,973
Credit Default Swap Contracts	—	—	—	(46,173)	(46,173)
Forward Foreign Currency Exchange Contracts	—	256,915	—	—	256,915
Dynamic Macro
Forward Foreign Currency Contracts	$—	$(243,253)	$—	$—	$(243,253)
Futures Contracts	(1,004,397)	—	774,383	—	(230,014)
Long/Short Credit
Futures Contracts	$—	$—	$(1,858,846)	$(1,858,846)
Credit Default Swap Contracts	—	—	—	(851,987)	(851,987)
Total Return Swap Contracts	—	—	(49,632)	—	(49,632)
Monthly Distribution
Forward Foreign Currency Exchange Contracts	$—	$293,634	$—	$—	$293,634
Purchased Options	(326,050)	—	—	—	(326,050)
Written Options	109,542	—	—	—	109,542
U.S. Enhanced Market
Futures Contracts	$290,744	$—	$2,355,340	$—	$2,646,084
Purchased Options	9,538,894	—	—	—	9,538,894

The average notional value of the derivative instruments for the year ended October 31, 2025 based on quarter end positions is disclosed below:

	Average Notional Value
	Long	Short	Purchased	Written	Total Return	Credit Default	Credit Default	Forward Foreign
	Futures	Futures	Options	Options	Swaps - Long	Swaps - Long	Swaps - Short	Currency Contracts
International Opportunity Bond	$27,621,539	$21,311,904	$—	$—	$—	$7,340,687	$625,000	41,108,850
Dynamic Macro	37,116,902	14,394,555	—	—	—	—	—	8,947,233
Long/Short Credit	—	37,262,551	—	—	13,999,999	77,250,000	19,250,000	—
Monthly Distribution	—	—	5,167,191	15,358,023	—	—	—	36,837,105
U.S. Enhanced Market	111,717,004	—	144,431,250	—	—	—	—	—

k. Offsetting of Financial Assets & Liabilities and Derivative Assets & Liabilities – International Opportunity Bond, Dynamic Macro, Long/Short Credit, Monthly Distribution and U.S. Enhanced Market policies are to recognize a gross asset or liability equal to the unrealized amounts on forward foreign currency exchange contracts, swaps and written options. The futures held by the Funds are not subject to offsetting. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2025.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

International Opportunity Bond
					Gross Amounts Not Offset in the
					Statements of Assets &
Assets:					Liabilities
			Amounts
		Gross	Offset in the	Net Amounts of
		Amounts of	Statements of	Assets Presented in		Cash
		Recognized	Assets &	the Statements of	Financial	Collateral
Description	Counterparty	Assets	Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Forward Foreign
Currency Exchange Contracts	Barclays	$43,440	$—	$43,440	$(1,261)	$42,179	$—
	Citibank	395,046	—	395,046	(10,448)	—	384,598
	JP Morgan Chase	244,402	—	244,402	(28,852)	(170,000)	45,550
Total		$682,888	$—	$682,888	$(40,561)	$(170,000)	$472,327

					Gross Amounts Not Offset in the
					Statements of Assets &
Liabilities:					Liabilities
			Gross
			Amounts
		Gross	Offset in the	Net Amounts of
		Amounts of	Statements of	Liabilities Presented		Cash
		Recognized	Assets &	in the Statements of	Financial	Collateral
Description	Counterparty	Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Forward Foreign
Currency Exchange
Contracts	Barclays	$(1,261)	$—	$(1,261)	$1,261	$—	$—
	Citibank	(10,448)	—	(10,448)	10,448	—	—
	JP Morgan Chase	(28,852)	—	(28,852)	28,852	—	—
Credit Default Swap	Citibank	(49,609)	—	(49,609)	—	49,609	—
Total		$(90,170)	$—	$(90,170)	$40,561	$49,609	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Long/Short Credit
					Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Assets Presented in
		Recognized	Statements of	the Statements of	Financial	Cash Collateral
Description	Counterparty	Assets	Assets & Liabilities	Assets & Liabilities	Instruments	Received (1)	Net Amount
Credit Default Swaps	Barclays	$134,299	$—	$134,299	$(134,299)	$—	$—
Total Return Swap	Goldman Sachs	68,823	—	68,823	—	—	68,823
Total		$203,122	$—	$203,122	$(134,299)	$—	$68,823

					Gross Amounts Not Offset in the
Liabilities:					Statements of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts of	Offset in the	Liabilities Presented
		Recognized	Statements of	in the Statements of	Financial	Cash Collateral
Description	Counterparty	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Credit Default Swaps	Barclays	$(258,116)	$—	$(258,116)	$134,299	$—	$(123,817)
Credit Default Swaps	HSBC	(914,348)	—	(914,348)	914,348	—	—
Total		$(1,172,464)	$—	$(1,172,464)	$1,048,647	$—	(123,817)

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Monthly Distribution Fund
Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
Gross Amounts
			Offset in the	Net Amounts of Assets
		Gross Amounts	Statements of	Presented in the			Cash
		of Recognized	Assets &	Statements of Assets	Financial		Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments		Received (1)	Net Amount
Forward Foreign
Currency Exchange
Contracts	Morgan Stanley FX	$885,499	$—	$885,499	$(811,027	) (2)	$—	$74,472
Total		$885,499	$—	$885,499	$(811,027)		$—	$74,472

Gross Amounts Not Offset in the
Liabilities:					Statements of Assets & Liabilities
Gross Amounts
			Offset in the	Net Amounts of
		Gross Amounts	Statements of	Liabilities Presented in			Cash
		of Recognized	Assets &	the Statements of	Financial		Collateral
Description	Counterparty	Liabilities	Liabilities	Assets & Liabilities	Instruments		Pledged (1)	Net Amount
Forward Foreign
Currency Exchange
Contracts	Morgan Stanley FX	$(196,682)	$—	$(196,682)	$196,682		$—	$—
Total		$(196,682)	$—	$(196,682)	$196,682		$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

(2)	In connection with Forward Foreign Currency Exchange Contracts, the Fund may receive collateral in the form of cash or securities from counterparties. As of October 31, 2025, the Fund held securities pledged by counterparties with a fair value of $614,345. Such securities are held by the Fund’s custodian and are not included in the Schedule of Investments.

l. Deposits with Broker for Futures, Options, Swaps, Securities Sold Short and Forward Foreign Exchange Contracts

Fund	Derivative Type	Broker	Deposit with Broker
International Opportunity Bond	Swaps	Citibank	$519,459
	Futures	Barclays	781,544
	Forward Foreign Exchange Contracts	JPMorgan	(170,000)
Dynamic Macro	Futures	Morgan Stanley	1,819,351
Long/Short Credit	Swaps	HSBC	2,434,033
	Swaps	Barclays	(630,000)
	Futures	HSBC	575,951
Monthly Distribution	Securities Sold Short	JP Morgan	97,075,201
U.S. Enhanced Market	Futures	Societe Generale	(559,369)

m. Exchanged Traded Funds – The Funds may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

n. Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income less foreign tax withholding (if any), and expense is recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities, which are recorded as soon after the ex-date that the respective Fund, using reasonable diligence, becomes aware of such dividends and foreign tax withholding (If any). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class. The Funds recharacterize distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

o. Foreign Capital Gains Taxes — Foreign Capital Gains taxes are generally based on either income or gains earned or repatriated cash. Foreign Capital Gains tax is provided in accordance with the Funds’ understanding of applicable country’s tax using a tax service in that country. Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Trust is monitoring and recording accrued foreign capital gains tax on appreciated securities of $436,012 as of October 31, 2025, on Emerging Markets as shown on the Statement of Assets and Liabilities. For the year ended October 31, 2025, Emerging Markets recorded net change in unrealized appreciation on Accrued Foreign Capital Gains Tax and Realized Capital Gains tax on Appreciated Securities of $256,223 and $436,012 as shown on the Statement of Operations.

p. Foreign Tax Reclaims —The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

q. Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2022 to 2024 and expected to be taken in tax year 2025 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

r. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually except for Corporate/Government Bond, Floating Rate Bond, High-Yield Bond, International Opportunity Bond, Long/Short Credit, and Monthly Distribution which will distribute their respective net investment income, if any, monthly. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on ex-date. Monthly Distribution’s distribution policy is to make twelve monthly distributions to shareholders. The level of monthly distributions (including any return of capital) is not fixed but is expected to be at or near the level of the prime interest rate (“Prime Rate”). Additionally, Monthly Distribution’s distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of Monthly Distribution’s current net asset value per share. Shareholders receiving periodic payments from Monthly Distribution may be under the impression that they are receiving net income. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from Monthly Distribution is net income.

s. Real Estate Investment Trusts – Real Estate Stock invests primarily in REITs. Distributions from REITs may be characterized as dividends, capital gains, and/or return of capital.

t. Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

u. Commitments and Contingencies - The Floating Rate Bond Fund purchases Commercial loans (whether through participations or as a lender of record) that may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of October 31, 2025, the Fund had the following unfunded loan commitments as noted in the Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $212,408, $212,592, and $184, respectively, as this would involve future claims that

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Borrower	Principal
Clydesdale Acquisition Holdings, Inc.	$4,648
Groundworks, LLC Floating Rate	79,468
Kaman Corporation Floating Rate	57,269
Trio Bidco, Inc. Floating Rate	71,023
Total	$212,408

3.	PRINCIPAL INVESTMENT RISKS

a. Concentration of Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Small capitalization (“small cap”) companies may be more vulnerable than larger capitalization companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general and therefore may involve greater risk than investing in larger capitalization companies.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but are similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

The risk in writing a call option is that a Fund may forgo the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received. The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received. Generally, option transactions also involve risks concerning liquidity of the options market. An illiquid market for an option may limit a Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

b. Natural Disaster/Epidemic Risk – Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. For example, the novel coronavirus (COVID -19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds’ portfolio investments.

c. Emerging Markets Risk – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

d. Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability, and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

4.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Management Fees – Dunham & Associates serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, Dunham & Associates, subject to the supervision of the Board and in conformity with the stated policies of the Funds, manages the operations of the Funds. The Adviser, subject to the review and approval of the Board, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser. As compensation for its services, each Fund pays the Adviser a fixed fee, accrued daily and paid monthly, based on each Fund’s respective average daily net assets. The Adviser has entered into a Sub-Advisory Agreement with each Sub-Adviser and the Trust, on behalf of each Fund. Under the Sub-Advisory Agreements, each Fund pays the Sub-Adviser a “Fulcrum Fee.” A Fulcrum Fee is a performance fee whereby the Sub-Adviser is rewarded when out-performing, or is penalized when under performing, a Fund’s benchmark index. As a result of the Fulcrum Fee arrangement, the total annual management fee for a Fund will have a range as shown in the table below.

			Sub-Adviser’s
	Management Fee	Adviser’s Portion	Portion
Corporate/Government Bond	0.65% – 0.95%	0.50%	0.15% – 0.45%
Floating Rate Bond	0.78% – 0.98%	0.60%	0.18% – 0.38%
High-Yield Bond	0.82% – 1.02%	0.60%	0.22% – 0.42%
International Opportunity Bond	0.80% – 1.30%	0.60%	0.20% – 0.70%
Large Cap Value	0.75% – 1.15%	0.65%	0.10% – 0.50%
Small Cap Value	0.85% – 1.35%	0.65%	0.20% – 0.70%
Focused Large Cap Growth	0.85% – 1.15%	0.65%	0.20% – 0.50%
Small Cap Growth	0.65% – 1.65%	0.65%	0.00% – 1.00%
Emerging Markets Stock	0.70% – 1.50%	0.65%	0.05% – 0.85%
International Stock	0.95% – 1.65%	0.65%	0.30% – 1.00%
Dynamic Macro	0.90% – 1.60%	0.65%	0.25% – 0.95%
Long/Short Credit	0.70% – 1.80%	0.65%	0.05% – 1.15%
Monthly Distribution	0.87% – 1.63%	0.65%	0.22% – 0.98%
Real Estate Stock *	0.70% – 1.50%	0.65%	0.05% – 0.85%
U.S. Enhanced Market	0.95% – 1.35%	0.65%	0.30% – 0.70%

*	Prior to October 1, 2025, the Sub- Adviser’s portion for Real Estate Stock was 0.15%-0.75% and the Management fee range was 0.80%-1.40%

Each Fund’s Sub-Advisory Fulcrum Fee is calculated daily using an annual base Sub-Advisory fee of a specified amount of the average daily net assets of the Fund (the “Base Fee”), adjusted by the Fund’s Class N share performance relative to the Fund’s benchmark (the “Performance Fee”). Depending on a Fund’s net performance versus its benchmark, the Sub-Adviser will receive a fee adjustment in accordance with a formula that equates a percentage of out- or under-performance to a percentage of fee increases or decreases, respectively. In addition, some Fulcrum Fees employ a “null zone” around the base fee, whereby small differences in performance versus the benchmark will not trigger a fee increase or decrease. During the first 12 months of the Fulcrum Fee arrangement, the Performance Fee is calculated daily from inception date of the agreement to the calculation date and is applied to the average daily net assets of the Funds during the calculation period. After the initial 12 months, the Performance Fee is calculated on a daily basis based on comparative performance over a rolling 12-month period.

Depending on the particular Sub-Advisory Agreement, the Performance Fee can adjust the Base Fee up or down by as much as 100% of the Base Fee, such that the Sub-Advisory fee can vary anywhere from 0.00% (the “Minimum Fee”) to twice the Base Fee (the “Maximum Fee”). However, because each such Sub-Advisory Agreement requires that the Sub-Adviser only be paid out the monthly Minimum Fee during the first year, the Sub-Adviser, in most cases, will receive less compensation until the end of the first year. At the end of the first year of the agreement, the Sub-Adviser will be paid a lump sum that reflects the accrued Fulcrum Fee over the year, less any Minimum Fees paid out during the first year. Therefore, in the first year, the Fulcrum Fee methodology has three elements: 1) daily calculation of the Performance Fee and daily accrual of the Fulcrum Fee; 2) monthly payment of the Minimum Fee only (if any); and 3) a lump sum payment at the end of the initial 12-month period of the accrued Fulcrum Fee less the Minimum Fee.

By virtue of using average daily net assets over a “rolling” 12-month period for purposes of calculating the Performance Fee while using average daily net assets for the most recent month for purposes of calculating the Base Fee, the actual total Fulcrum Fee paid by the Fund to the Sub-Adviser may be higher or lower than the maximum or minimum annual rates described above if the average daily net assets do not remain constant during the rolling 12-month period. If the Fund is significantly underperforming versus the Index and the Fund’s net assets have declined significantly, the monthly total Fulcrum Fee can be a negative number (although the performance fee r ate can never be negative, the Performance Fee can be negative). In such instances, if the negative Fulcrum Fee is not earned back or offset the following month, the Sub-Adviser must reimburse the Fund the amount of the negative Fulcrum Fee within an agreed upon time. Likewise, in the case where the Fund has significantly underperformed versus the Index but net assets have increased significantly, the monthly total Fulcrum Fee can be positive although the performance fee rate may be 0.00%. In such instances, the Fund will pay the Sub-Adviser the monthly Fulcrum Fee.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The table below lists the current Sub-Advisers along with their Fulcrum Fee arrangements.

Fund	Sub-Adviser	Benchmark	Base Fee	Null Zone	Minimum Fee	Maximum Fee
Corporate/Government Bond	Virtus Fixed Income Advisers, LLC	Bloomberg US Aggregate Bond Index	0.30%	+/- 0.15%	0.15%	0.45%
Floating Rate Bond	PineBridge Investments LLC	Morningstar/LSTA U.S. Leveraged Loan 100 Index	0.28%	+/- 0.00%	0.18%	0.38%
High-Yield Bond	PineBridge Investments LLC	Bloomberg U.S. Corporate High Yield Bond Ba/B 2% Issuer Capped Index	0.32%	+/- 0.00%	0.22%	0.42%
International Opportunity Bond	Virtus Fixed Income Advisers, LLC	Bloomberg Global ex US Aggregate Bond Index (Hedged)	0.45%	+/- 0.00%	0.20%	0.70%
Large Cap Value	Great Lakes Advisors, LLC.	Russell 1000 Value Total Return Index	0.30%	+/- 0.00%	0.10%	0.50%
Small Cap Value	Boston Partners Global Investors, Inc.	Russell 2000 Value Total Return Index	0.45%	+/- 0.00%	0.20%	0.70%
Focused Large Cap Growth	The Ithaka Group, LLC	Russell 1000 Growth Total Return Index	0.35%	+/-0.00%	0.20%	0.50%
Small Cap Growth	Pier Capital, LLC	Russell 2000 Growth Total Return Index	0.50%	+/-0.20%	0.00%	1.00%
Emerging Markets Stock	NS Partners Ltd.	MSCI Emerging Markets Index (Net)	0.45%	+/-0.00%	0.05%	0.85%
International Stock	Arrowstreet Capital L.P.	MSCI All Country World Index ex USA (Net)	0.65%	+/-0.20%	0.30%	1.00%
Dynamic Macro	Vontobel Asset Management, Inc.	Dow Jones Moderately Aggressive Portfolio Index	0.60%	+/- 0.00%	0.25%	0.95%
Long/Short Credit	Metlife Investment Advisors, LLC	BofA Merrill Lynch US 3-month Treasury Bill300 bps (3.00%) Index PLUS	0.60%	+/- 0.00%	0.05%	1.15%
Monthly Distribution	Grantham, Mayo, Van Otterloo & Co., LLC	Credit Suisse Merger Arbitrage Liquid Index	0.60%	+/- 0.00%	0.22%	0.98%
Real Estate Stock *	PGIM, Inc.	Dow Jones Global Select REIT Total Return Index (Net)	0.45%	+/- 0.00%	0.05%	0.85%
U.S. Enhanced Market	PGIM Quantitative Solutions LLC	S&P 500 Total Return Index	0.50%	+/- 0.00%	0.30%	0.70%

*	Effective October 1, 2025 PGIM, Inc. replaced American Assets Capital Advisers, LLC. as sub-adviser. Prior to October 1, 2025, American Capital Advisors had a base fee of 0.45%, a minimum fees of 0.15% and a maximum fee of 0.75%. Additionally, effective October 1, 2025, the benchmark index of the Fund changed from the Dow Jones U.S. Real Estate Total Return Index to the Dow Jones Global Select REIT Total Return Index (Net).

b. Administration, Fund Accounting and Transfer Agency Fees – Ultimus Fund Services, LLC (“UFS” or the “Administrator”) serves as the administrator, fund accountant and transfer agent for the Funds. For providing administration services, UFS receives from each Fund a monthly fee based on the combined average daily net assets at the following annual rates; 0.07% on the first $250 million of average net assets; 0.05% on average net assets between $250 million and $500 million; 0.03% on average net assets between $500 million and $1 billion; and 0.01% on average net assets over $1 billion. Such fees are subject to an annual minimum of $400,000 in total for the entire Trust. For providing fund accounting services, UFS receives from the Trust a minimum annual fee of $262,500. For providing transfer agent services, UFS receives from the Trust a minimum annual fee of $214,000 plus a per account charge for 75,000 or more accounts.

Blu Giant, LLC, (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as some print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds. An individual from UFS serves as an officer for the Trust and receives no additional compensation from the Trust for serving in that role.

c. Distributor – The Distributor of the Funds is Dunham & Associates (the “Distributor”). The Funds have adopted an Amended and Restated Rule 12b-1 Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class A and Class C shares. The Plan for Class A shares authorizes the Funds to pay distribution fees to the Distributor or other entities on a monthly basis at an annualized rate of up to 0.25% of the average daily net assets attributable to Class A shares. The Plan for Class C shares authorizes the Funds to pay distribution fees at the annualized rate of 0.75% for the equity Funds and 0.50% for the fixed income Funds and shareholder servicing fees at the annualized rate of 0.25% to the Distributor or other entities on a monthly basis based on the average daily net assets attributable to Class C shares. Class N shares do not pay distribution fees or shareholder servicing fees.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

	Distributor Sales Charges	12b-1 and Shareholder Service
Fund	Class A	Class A	Class C
Corporate/Government Bond	$5,464	$34,613	$24,082
Floating Rate Bond	1,036	23,162	37,404
High-Yield Bond	366	30,233	23,830
International Opportunity Bond	1,132	11,822	5,610
Large Cap Value	37,752	42,653	36,354
Small Cap Value	4,558	20,429	19,145
Focused Large Cap Growth	34,326	49,388	83,587
Small Cap Growth	15,652	21,658	19,348
Emerging Markets Stock	360	31,982	20,548
International Stock	9,474	33,306	40,764
Dynamic Macro	15,199	21,902	16,104
Long/Short Credit	1,843	35,769	23,121
Monthly Distribution	7,989	46,634	109,622
Real Estate Stock	142	10,839	16,218
U.S. Enhanced Market	5,950	25,908	8,700

d. Trustees’ Fees – The Board has approved the following Trustee compensation schedule: Each Trustee who is not an interested person of the Trust will receive $6,250 for each Board meeting attended in-person; $2,500 for all electronically-attended Board meetings; $1,000 for in-person committee meetings and $500 for telephonic committee meetings, unless the committee meeting is on the same day as a Board meeting, in which case the Trustee will not be compensated for the committee meeting. The Funds also reimburse each such Trustee for travel and other expenses incurred in attending meetings of the Board.

With the exception of the Trust’s Chief Compliance Officer as discussed below, officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other Funds managed by the Adviser. The Trust has agreed to pay the Adviser a fee in the amount of $154,500 per annum, effective January 1, 2025, including an annual discretionary bonus as may be awarded as compensation for providing an officer or employee of the Adviser to serve as Chief Compliance Officer for the Funds (each Fund bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate the Adviser for the time of other officers or employees of the Adviser who serve in other compliance capacities for the Funds.

e. Commission Recapture – During the year ended October 31, 2025 certain Funds had portfolio trades executed with a broker pursuant to a commission recapture agreement under which the broker returned a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such commission recapture agreement, are included in Fees paid indirectly in the Funds’ Statements of Operations and will be paid directly by the broker for the expenses of the Fund. For the year ended October 31, 2025, the amounts received by the Administrator on behalf of certain participating Funds under this arrangement were: Large Cap Value - $1,130, Focused Large Cap Growth - $6,562 and Small Cap Growth - $19,463.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended October 31, 2025 were as follows:

	Purchases (excluding	Sale Proceeds	Purchases of U.S.	Proceeds of U.S.
	U.S. Government	(excluding U.S.	Government	Government
Fund	Securities)	Government Securities)	Securities	Securities
Corporate/Government Bond	$143,292,330	$70,480,569	$58,911,772	$10,718,515
Floating Rate Bond	166,542,148	75,557,490	996,264	—
High-Yield Bond	124,110,900	101,410,953	—	—
International Opportunity Bond	81,189,226	58,125,109	—	—
Large Cap Value	73,049,977	56,380,322	—	—
Small Cap Value	101,304,843	114,207,218	—	—
Focused Large Cap Growth	84,174,420	96,914,599	—	—
Small Cap Growth	117,446,721	119,777,997	—	—
Emerging Markets Stock	130,609,394	145,256,250	—	—
International Stock	184,787,485	205,799,298	—	—
Dynamic Macro	48,367,082	50,314,508	59,054,781	54,000,000
Long/Short Credit	146,043,004	83,110,967	533,614,377	202651 , ,600
Monthly Distribution	670,290,974	657,610,589	—	—
Real Estate Stock	94,674,678	81,034,037	—	—
U.S. Enhanced Market	21,943,292	30,847,160	—	—

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Corporate/Government Bond	$315,136,385	$5,107,508	$(4,044,818)	$1,062,690
Floating Rate Bond	220,179,264	1,890,748	(4,531,477)	(2,640,729)
High-Yield Bond	259,164,414	5,462,794	(2,807,360)	2,655,434
International Opportunity Bond	102,508,607	3,561,426	(2,992,103)	569,323
Large Cap Value	134,650,441	74,876,588	(3,920,802)	70,955,786
Small Cap Value	99,650,426	14,867,891	(9,015,404)	5,852,487
Focused Large Cap Growth	94,938,869	122,612,570	(2,428,659)	120,183,911
Small Cap Growth	94,904,184	23,071,619	(3,984,673)	19,086,946
Emerging Markets Stock	98,072,781	50,176,868	(8,477,209)	41,699,659
International Stock	142,706,361	47,774,619	(12,171,284)	35,603,335
Dynamic Macro	92,808,252	2,814,239	(459,917)	2,354,322
Long/Short Credit	321,637,561	2,814,052	(3,552,225)	(738,173)
Monthly Distribution	183,972,153	32,560,059	(28,706,855)	3,853,204
Real Estate Stock	63,432,628	5,311,872	(1,295,868)	4,016,004
U.S. Enhanced Market	129,603,035	14,367	(75,692)	(61,325)

7.	SHARES OF BENEFICIAL INTEREST

Following is a summary of shareholder transactions for each Fund for the year ended October 31, 2025 and for the year ended October 31, 2024:

For the year ended October 31, 2025:

	Class N Shares				Class A Shares
				Net Increase				Net Increase
		Distributions		(Decrease) in		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	11,710,473	777,357	(4,585,940)	7,901,890	242,332	44,112	(249,154)	37,290
Floating Rate Bond	10,834,389	1,406,830	(4,432,783)	7,808,436	256,378	76,090	(270,524)	61,944
High-Yield Bond	10,364,450	1,357,926	(8,117,973)	3,604,403	100,566	78,724	(501,483)	(322,193)
International Opportunity Bond	5,840,757	448,069	(2,933,497)	3,355,329	131,806	26,988	(212,081)	(53,287)
Large Cap Value	3,298,593	360,805	(2,380,163)	1,279,235	149,111	34,189	(154,030)	29,270
Small Cap Value	2,549,227	724,596	(3,149,879)	123,944	49,525	74,566	(230,375)	(106,284)
Focused Large Cap Growth	1,904,257	410,590	(1,784,604)	530,243	101,165	54,111	(189,420)	(34,144)
Small Cap Growth	2,016,900	—	(1,843,045)	173,855	113,713	—	(167,046)	(53,333)
Emerging Markets Stock	3,289,847	10,152	(3,742,662)	(442,663)	65,234	—	(316,591)	(251,357)
International Stock	3,403,966	909,871	(4,172,101)	141,736	91,945	99,726	(381,880)	(190,209)
Dynamic Macro	3,073,967	255,108	(2,238,752)	1,090,323	159,892	32,277	(228,094)	(35,925)
Long/Short Credit	13,643,758	1,143,599	(6,782,391)	8,004,966	225,101	65,544	(408,307)	(117,662)
Monthly Distribution	3,279,739	541,729	(2,702,548)	1,118,920	48,484	49,927	(222,667)	(124,256)
Real Estate Stock	1,993,272	24,389	(1,046,247)	971,414	125,247	1,852	(73,083)	54,016
U.S. Enhanced Market	3,311,522	1,779,863	(2,823,714)	2,267,671	121,557	191,611	(180,142)	133,026

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

	Class C Shares
				Net Increase
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	167,265	9,034	(42,079)	134,220
Floating Rate Bond	77,037	34,312	(119,391)	(8,042)
High-Yield Bond	33,791	17,430	(58,291)	(7,070)
International Opportunity Bond	18,267	4,038	(25,233)	(2,928)
Large Cap Value	45,633	8,678	(31,258)	23,053
Small Cap Value	44,477	23,746	(45,874)	22,349
Focused Large Cap Growth	38,437	34,410	(100,426)	(27,579)
Small Cap Growth	31,984	—	(37,389)	(5,405)
Emerging Markets Stock	10,124	—	(28,691)	(18,567)
International Stock	8,782	30,949	(65,447)	(25,716)
Dynamic Macro	52,035	6,166	(69,680)	(11,479)
Long/Short Credit	73,556	10,187	(43,360)	40,383
Monthly Distribution	45,802	62,343	(125,055)	(16,910)
Real Estate Stock	12,827	121	(34,118)	(21,170)
U.S. Enhanced Market	35,676	13,825	(13,444)	36,057

For the year ended October 31, 2024:

	Class N Shares				Class A Shares
				Net Increase				Net Increase
		Distributions		(Decrease) in		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	7,763,525	506,167	(2,744,175)	5,525,517	211,025	47,082	(468,869)	(210,762)
Floating Rate Bond	5,871,088	1,123,883	(3,582,594)	3,412,377	95,751	95,009	(545,706)	(354,946)
High-Yield Bond	12,293,561	1,063,911	(4,360,912)	8,996,560	412,088	99,875	(705,305)	(193,342)
International Opportunity Bond	4,453,526	376,129	(2,341,376)	2,488,279	76,550	39,053	(418,810)	(303,207)
Large Cap Value	1,991,606	354,159	(2,820,022)	(474,257)	97,426	45,846	(435,698)	(292,426)
Small Cap Value	2,563,810	114,729	(1,179,168)	1,499,371	225,659	14,770	(213,671)	26,758
Focused Large Cap Growth	1,049,454	86,348	(1,578,022)	(442,220)	147,242	13,922	(384,163)	(222,999)
Small Cap Growth	1,568,162	—	(1,454,723)	113,439	125,144	—	(235,183)	(110,039)
Emerging Markets Stock	1,985,923	56,845	(2,073,983)	(31,215)	184,403	7,063	(429,859)	(238,393)
International Stock	2,191,458	244,110	(2,232,244)	203,324	93,461	35,485	(359,032)	(230,086)
Dynamic Macro	3,073,952	134,375	(1,060,078)	2,148,249	358,723	23,670	(259,091)	123,302
Long/Short Credit	11,505,580	953,961	(6,878,124)	5,581,417	368,132	88,712	(1,230,646)	(773,802)
Monthly Distribution	3,287,473	436,180	(1,700,463)	2,023,190	141,909	59,065	(297,648)	(96,674)
Real Estate Stock	736,424	82,753	(2,907,854)	(2,088,677)	32,816	11,339	(517,384)	(473,229)
U.S. Enhanced Market	1,889,659	57,340	(2,265,729)	(318,730)	91,405	7,079	(329,549)	(231,065)

	Class C Shares
				Net Increase
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares
Corporate/Government Bond	28,881	6,259	(53,898)	(18,758)
Floating Rate Bond	18,757	43,676	(159,352)	(96,919)
High-Yield Bond	34,876	19,480	(120,332)	(65,976)
International Opportunity Bond	12,562	5,424	(41,200)	(23,214)
Large Cap Value	18,552	9,931	(47,887)	(19,404)
Small Cap Value	20,324	4,503	(37,618)	(12,791)
Focused Large Cap Growth	41,674	5,930	(48,242)	(638)
Small Cap Growth	17,316	—	(35,313)	(17,997)
Emerging Markets Stock	30,258	183	(29,936)	505
International Stock	31,603	8,185	(50,209)	(10,421)
Dynamic Macro	65,885	2,884	(26,393)	42,376
Long/Short Credit	40,072	12,480	(129,125)	(76,573)
Monthly Distribution	43,496	71,148	(146,259)	(31,615)
Real Estate Stock	9,419	2,918	(51,886)	(39,549)
U.S. Enhanced Market	25,583	132	(7,714)	18,001

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended October 31, 2025, and October 31, 2024 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
10/31/2025	Income	Capital Gains	Capital	Total
Corporate/Government Bond *	$10,479,724	$—	$—	$10,479,724
Floating Rate Bond *	13,159,578	—	—	13,159,578
High-Yield Bond *	12,747,354	—	—	12,747,354
International Opportunity Bond*	1,974,943	—	1,883,846	3,858,789
Large Cap Value	2,249,028	5,761,418	—	8,010,446
Small Cap Value	8,637,848	3,540,462	—	12,178,310
Focused Large Cap Growth	—	21,233,910	—	21,233,910
Small Cap Growth	—	—	—	—
Emerging Markets Stock	141,564	—	—	141,564
International Stock	5,558,761	11,823,328	—	17,382,089
Dynamic Macro	3,294,765	216,756	—	3,511,521
Long/Short Credit *	9,478,479	—	1,431,971	10,910,450
Monthly Distribution *	13,921,872	—	4,742,423	18,664,295
Real Estate Stock	371,945	—	—	371,945
U.S. Enhanced Market	12,642,804	16,968,123	—	29,610,927

For fiscal year ended	Ordinary	Long-Term	Return of
10/31/2024	Income	Capital Gains	Capital	Total
Corporate/Government Bond *	$7,041,458	$—	$—	$7,041,458
Floating Rate Bond *	11,062,135	—	—	11,062,135
High-Yield Bond *	10,273,842	—	—	10,273,842
International Opportunity Bond*	3,094,524	—	239,688	3,334,212
Large Cap Value	3,672,385	3,637,138	—	7,309,523
Small Cap Value*	390,035	1,727,516	—	2,117,551
Focused Large Cap Growth*	—	4,006,806	—	4,006,806
Small Cap Growth	—	—	—	—
Emerging Markets Stock	828,871	—	—	828,871
International Stock	3,684,674	1,249,483	—	4,934,157
Dynamic Macro	1,812,378	—	—	1,812,378
Long/Short Credit *	9,573,461	—	—	9,573,461
Monthly Distribution *	4,446,643	—	11,790,468	16,237,111
Real Estate Stock	1,313,304	—	—	1,313,304
U.S. Enhanced Market	1,022,713	—	—	1,022,713

*	Differences in distributions between the Statement of Changes paid from book and tax on the income funds relate to the adjustments for dividends payable for tax purposes.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

As of each of the Fund’s tax year-ended October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term		Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Corporate/Government Bond	$80,443	$—	$—	$(8,442,399)	$(7,249)	$1,062,690	$(7,306,515)
Floating Rate Bond	205,912	—	—	(26,596,480)	(10,897)	(2,640,729)	(29,042,194)
High-Yield Bond	541,508	—	—	(12,964,323)	(13,503)	2,655,434	(9,780,884)
International Opportunity Bond	—	—	—	(6,174,219)	(7,720)	541,341	(5,640,598)
Large Cap Value	3,133,797	6,189,768	—	—	—	70,955,786	80,279,351
Small Cap Value	4,793,119	185,403	—	—	—	5,852,552	10,831,074
Focused Large Cap Growth	974,772	27,760,125	(1,273,725)	—	—	120,183,911	147,645,083
Small Cap Growth	—	2,971,809	(385,133)	—	—	19,086,946	21,673,622
Emerging Markets Stock	3,091,721	—	—	(17,794,597)	—	41,699,222	26,996,346
International Stock	11,394,781	6,897,506	—	—	—	35,630,850	53,923,137
Dynamic Macro	317,445	8,425,889	—	—	—	2,162,957	10,906,291
Long/Short Credit	—	—	—	(15,565,061)	(19,220)	(738,028)	(16,322,309)
Monthly Distribution	—	—	—	—	(51,815)	3,854,352	3,802,537
Real Estate Stock	482,724	—	—	(19,865,031)	1,644,934	4,016,004	(13,721,369)
U.S. Enhanced Market	10,565,514	13,668,501	—	—	—	(61,325)	24,172,690

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, the mark-to-market treatment of open forward foreign currency, swap and 1256 futures and options contracts, and adjustments for partnerships, perpetual bonds, debt modification, passive foreign investment companies, C Corporation return of capital distributions and dividend payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) for the Funds. In addition, the amount listed under other book/tax differences are primarily attributable to tax adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows: Dunham Focused Large Cap Growth Fund and Dunham Small Cap Growth Fund incurred and elected to defer such late year losses of $1,273,725 and $385,133.

At October 31, 2025, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

				Capital Loss Carry
Fund	Short-Term	Long-Term	Total	Forward Utilized
Corporate/Government Bond	$1,952,787	$6,489,612	$8,442,399	$—
Floating Rate Bond	4,320,493	22,275,987	26,596,480	—
High-Yield Bond	3,330,581	9,633,742	12,964,323	—
International Opportunity Bond	838,441	5,335,778	6,174,219	289,235
Large Cap Value	—	—	—	—
Small Cap Value	—	—	—	—
Focused Large Cap Growth	—	—	—	—
Small Cap Growth	—	—	—	6,039,158
Emerging Markets Stock	16,972,631	821,966	17,794,597	7,823,564
International Stock	—	—	—	—
Dynamic Macro	—	—	—	—
Long/Short Credit	12,154,755	3,410,306	15,565,061	—
Monthly Distribution	—	—	—	339,091
Real Estate Stock	14,538,794	5,326,236	19,865,031	—
U.S. Enhanced Market	—	—	—	—

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

During the fiscal year ended October 31, 2025, certain Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses, net operating losses, distributions in excess, the use of tax equalization credits and adjustments for prior year tax returns resulted in reclassification for the tax year ended October 31, 2025, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Loss)
Corporate/Government Bond	$—	$—
Floating Rate Bond	—	—
High-Yield Bond	—	—
International Opportunity Bond	—	—
Large Cap Value	1,011,422	(1,011,422)
Small Cap Value	151,698	(151,698)
Focused Large Cap Growth	5,734,983	(5,734,983)
Small Cap Growth	(516,900)	516,900
Emerging Markets Stock	—	—
International Stock	4,695,134	(4,695,134)
Dynamic Macro	1,433,909	(1,433,909)
Long/Short Credit	—	—
Monthly Distribution	(82,773)	82,773
Real Estate Stock	—	—
U.S. Enhanced Market	—	—

Net assets were unaffected by the above reclassifications.

9.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2025 and October 31, 2024, were as follows:

For fiscal year ended
10/31/2025	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.10	$0.28
International Stock	$0.07	$0.39

For fiscal year ended
10/31/2024	Foreign Taxes Paid	Foreign Source Income
Emerging Markets Stock	$0.15	$0.03
International Stock	$0.09	$0.51

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

10.	LINE OF CREDIT

Currently, the Funds have a $80,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”), effective September 17, 2025 with a maturity date of September 16, 2026. Prior to that date, the Funds had a 50,000,000 uncommitted line of credit provided by the Bank. Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis at rate of Prime less 1%. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so. Based only on the days borrowed, the average amount of borrowings outstanding was as follows:

	Average Borrowing	Largest Outstanding
Fund	Outstanding	Balance	Loan Outstanding	Average Borrowing Rate
Corporate/Government Bond	$3,665,857	$8,274,000	$—	6.50%
Floating Rate Bond	601,800	932,000	—	6.50%
High-Yield Bond	3,678,500	4,685,000	—	6.50%
International Opportunity Bond	1,882,333	4,539,000	—	6.50%
Large Cap Value	4,008,000	9,678,000	—	6.50%
Small Cap Value	1,855,000	10,438,000	—	6.27%
Focused Large Cap Growth	3,772,636	11,649,000	—	6.50%
Small Cap Growth	1,577,750	6,954,000	—	6.50%
Emerging Markets Stock	2,920,022	10,132,000	—	6.50%
International Stock	1,250,061	14,865,000	—	6.52%
Dynamic Macro	—	—	—	0.00%
Long/Short Credit	409,000	601,000	—	6.50%
Monthly Distribution	—	—	—	0.00%
Real Estate Stock	257,990	2,236,000	—	6.55%
U.S. Enhanced Market	—	—	—	0.00%

The interest expense for all the Funds listed is included in interest expense on the Statement of Operations.

11.	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. The Funds have the right under the Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2025, the below table shows the securities loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. This cash is invested in the Mount Vernon Liquid Assets Portfolio, which has an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00.

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

	Market Value of Loaned	Market Value of
Fund	Securities	Collateral
Corporate/Government Bond	$7,457,928	$7,697,773
Floating Rate Bond	4,619,618	4,730,650
High-Yield Bond	31,195,952	32,388,190
International Opportunity Bond	2,640,112	3,226,714
Large Cap Value	9,429,582	9,574,743
Small Cap Value	10,126,051	10,397,495
Focused Large Cap Growth	2,554,784	2,583,900
Small Cap Growth	23,715,124	24,107,064
Emerging Markets Stock	5,551,472	5,537,396
International Stock	5,656,469	5,826,020
Dynamic Macro	7,381,930	7,532,886
Long/Short Credit	15,656,162	15,994,246
Monthly Distribution	22,895,383	23,310,902
Real Estate Stock	11,253,305	11,604,623
U.S. Enhanced Market	—	—

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day, additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

12.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Dunham Trust
Fund	Company
Corporate/Government Bond	91.9%
Floating Rate Bond	93.1%
High-Yield Bond	93.8%
International Opportunity Bond	93.7%
Large Cap Value	89.0%
Small Cap Value	90.7%
Focused Large Cap Growth	75.4%
Small Cap Growth	78.5%
Emerging Markets Stock	92.6%
International Stock	69.4%
Dynamic Macro	91.1%
Long/Short Credit	88.2%
Monthly Distribution	89.0%
Real Estate Stock	85.7%
U.S. Enhanced Market	90.9%

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Dunham Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dunham Funds comprising the funds listed below (the “Funds”), as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Dunham Corporate/Government Bond Fund, Dunham Floating Rate Bond Fund, Dunham High-Yield Bond Fund, Dunham International Opportunity Bond Fund, Dunham Large Cap Value Fund, Dunham Small Cap Value Fund, Dunham Focused Large Cap Growth Fund, Dunham Small Cap Growth Fund, Dunham Emerging Markets Stock Fund, Dunham International Stock Fund, Dunham Dynamic Macro Fund, Dunham Long/Short Credit Fund, Dunham Monthly Distribution Fund, and Dunham Real Estate Stock Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and 2023
Dunham U.S. Enhanced Market Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from May 1, 2023 (commencement of operations) through October 31, 2023

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

The Funds’ financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 30, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
December 30, 2025

ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Refer to Additional Information included herein

ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

Dunham Floating RateBond Fund
15(c) Board Considerations

June 12, 2025

I.	Background

On June 12, 2025, the Board of Trustees (the “Board”) of Dunham Funds (the “Trust”), a Delaware business trust, met to consider, among other things, a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with PineBridge InvestmentsLLC (“PineBridge”) on behalf of the Dunham Floating Rate Bond Fund (the “Fund”). The New Sub-Advisory Agreement would take effect upon the change of control of PineBridge following a change to its ownership expected to be effective on or about October 1, 2025.

In considering the New Sub-Advisory Agreement, the Independent Trustees had requested and reviewed materials that Dunham & Associates Investment Counsel, Inc. (the “Adviser”) and PineBridge provided prior to and during the meeting. They also reviewed a memorandum from Fund counsel that set forth their fiduciary duties pertaining to the New Sub-Advisory Agreement and the factors they should consider in evaluating the New Sub -Advisory Agreement.

Among other information, the Adviser and PineBridge provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board determined that, given the totality of the information provided with respect to the New Sub-Advisory Agreement, the Board had received sufficient information to approve the New Sub-Advisory Agreement. The Independent Trustees and Fund counsel also met to consider the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the respective New Sub-Advisory Agreement be approved. In considering the approval of each New Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II.	Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the New Sub-Advisory Agreement between the Fund and PineBridge, the Board considered the nature, extent and quality of services PineBridge would provide under the New Sub-Advisory Agreement. The Board reviewed the background of the investment professionals that would service the Fund, and the sub-adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

The Board noted in particular that the entire current investment team, including all team members providing advisory services to the Fund, will remain in place and continue to provide the same investment advisory services to the Fund. The investment discipline, process, tools and models also will remain unchanged. The Board concluded that the services PineBridge would provide should be satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total returns of the Peer Group and the funds included in the Morningstar category. The Board also noted in particular that since the portfolio management team began managing the Fund, the Fund has outperformed its Peer Group and the Morningstar category average. The Board concluded that the services PineBridge would provide should be satisfactory.

Sub-Advisory Fees and Economies of Scale. The Board considered the Fund’s sub-advisory fee schedule and noted the fees charged to comparable portfolios, if any, that the sub-adviser managed. The Board considered that the fee schedule was negotiated between the Adviser and PineBridge, an unaffiliated third party.

The Board reviewed the operation of the performance fee and the impact on fees and expenses based on various performance results. They discussed the unique nature of the performance fee, which results in higher fees when the Sub-Adviser delivers results, and how performance fees should be integrated into their analysis.

The Board confirmed its belief that performance fees help ensure that any significant fee adjustments are attributable to the Sub-Adviser’s skill, rather than to random performance fluctuations, and the performance fee aligns the Sub-Adviser’s interest with those of Fund shareholders.

The Board also noted in particular that the Fund’s sub-advisory fee schedule will remain the same. The Fund will pay a “fulcrum fee” consisting of: a “base fee” of 28 basis points (0.28%) annually; and a “performance fee” at a rate that will vary by up to +/- 10 bps (0.10%). The Board concluded that the Sub-Adviser’s fees were in a reasonable range.

The Board reviewed the relevance of economies of scale in the context of the Sub-Adviser that receives a performance-based fee. The Board agreed that the Adviser had successfully negotiated a favorable base fee with the Sub-Adviser, and that reductions based on asset growth, when coupled with the possibility of fee reductions based on performance, could hinder the Adviser’s ability to attract top sub-advisory talent. The Board agreed that pursuing breakpoints with the Sub-Adviser would not be in the best interests of Fund shareholders at this time.

Profitability and Fallout Benefits. The Board considered any information provided regarding PineBridge’s estimated profitability from providing sub-advisory services to the Fund. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and PineBridge, an unaffiliated third party. The Board reviewed materials provided as to any additional benefits PineBridge receives.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the New Sub-Advisory Agreement for the Fund are fair and reasonable, and that the approval of the New Sub-Advisory Agreement is in the best interests of the Fund.

ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

Dunham High-Yield Bond Fund
15(c) Board Considerations

June 12, 2025

I.	Background

On June 12, 2025, the Board of Trustees (the “Board”) of Dunham Funds (the “Trust”), a Delaware business trust, met to consider, among other things, a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with PineBridge InvestmentsLLC (“PineBridge”) on behalf of the Dunham High-Yield Bond Fund (the “Fund”). The New Sub-Advisory Agreement would take effect upon the change of control of PineBridge following a change to its ownership expected to be effective on or about October 1, 2025.

In considering the New Sub-Advisory Agreement, the Independent Trustees had requested and reviewed materials that Dunham & Associates Investment Counsel, Inc. (the “Adviser”) and PineBridge provided prior to and during the meeting. They also reviewed a memorandum from Fund counsel that set forth their fiduciary duties pertaining to the New Sub-Advisory Agreement and the factors they should consider in evaluating theNew Sub-Advisory Agreement.

Among other information, the Adviser and PineBridge provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board determined that, given the totality of the information provided with respect to the New Sub-Advisory Agreement, the Board had received sufficient information to approve the New Sub-Advisory Agreement. The Independent Trustees and Fund counsel also met to consider the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the respective New Sub-Advisory Agreement be approved. In considering the approval of each New Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II.	Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the New Sub-Advisory Agreement between the Fund and PineBridge, the Board considered the nature, extent and quality of services PineBridge would provide under the New Sub-Advisory Agreement. The Board reviewed the background of the investment professionals that would service the Fund, and the sub-adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

The Board noted in particular that the entire current investment team, including all team members providing advisory services to the Fund, will remain in place and continue to provide the same investment advisory services to the Fund. The investment discipline, process, tools and models also will remain unchanged. The Board concluded that the services PineBridge would provide should be satisfactory.

Performance. The Board reviewed the Fund’s total return compared to the total returns of the Peer Group and the funds included in the Morningstar category. The Board also noted in particular that since the portfolio management team began managing the Fund, the Fund has outperformed its Peer Group and the Morningstar category average. The Board concluded that the services PineBridge would provide should be satisfactory.

Sub-Advisory Fees and Economies of Scale. The Board considered the Fund’s sub-advisory fee schedule and noted the fees charged to comparable portfolios, if any, that the sub-adviser managed. The Board considered that the fee schedule was negotiated between the Adviser and PineBridge, an unaffiliated third party.

The Board reviewed the operation of the performance fee and the impact on fees and expenses based on various performance results. They discussed the unique nature of the performance fee, which results in higher fees when the Sub-Adviser delivers results, and how performance fees should be integrated into their analysis.

The Board confirmed its belief that performance fees help ensure that any significant fee adjustments are attributable to the Sub-Adviser’s skill, rather than to random performance fluctuations, and the performance fee aligns the Sub-Adviser’s interest with those of Fund shareholders.

The Board also noted in particular that the Fund’s sub-advisory fee schedule will remain the same. The Fund will pay a “fulcrum fee” consisting of: a “base fee” of 32 basis points (0.32%) annually; and a “performance fee” at a rate that will vary by up to +/- 10 bps (0.10%). The Board concluded that the Sub-Adviser’s fees were in a reasonable range.

The Board reviewed the relevance of economies of scale in the context of the Sub-Adviser that receives a performance-based fee. The Board agreed that the Adviser had successfully negotiated a favorable base fee with the Sub-Adviser, and that reductions based on asset growth, when coupled with the possibility of fee reductions based on performance, could hinder the Adviser’s ability to attract top sub-advisory talent. The Board agreed that pursuing breakpoints with the Sub-Adviser would not be in the best interests of Fund shareholders at this time.

Profitability and Fallout Benefits. The Board considered any information provided regarding PineBridge’s estimated profitability from providing sub-advisory services to the Fund. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and PineBridge, an unaffiliated third party. The Board reviewed materials provided as to any additional benefits PineBridge receives.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the New Sub-Advisory Agreement for the Fund are fair and reasonable, and that the approval of the New Sub-Advisory Agreement is in the best interests of the Fund.

ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

Dunham Real Estate Stock Fund

15(c) Board Considerations

September 18, 2025

I.               Background

On September 18, 2025, the Board of Trustees (the “Board”) of Dunham Funds (the “Trust”), a Delaware business trust, met to consider, among other things, a new sub-advisory agreement (the “Sub-Advisory Agreement”) with PGIM, Inc. (“PGIM”) on behalf of the Dunham Real Estate Stock Fund (the “Fund”). The Sub-Advisory Agreement would take effect on or about October 1, 2025.

In considering the Sub-Advisory Agreement, the Independent Trustees had requested and reviewed materials that Dunham & Associates Investment Counsel, Inc. (the “Adviser”) and PGIM provided prior to and during the meeting. The Independent Trustees also had reviewed a memorandum from Fund counsel that addressed their fiduciary duties pertaining to the new Sub-Advisory Agreement and the factors they should consider in evaluating the Sub-Advisory Agreement.

Among other information, the Adviser and PGIM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services provided, information comparing the investment performance, sub-advisory fees and operating expense ratio of the Fund to other funds, information about estimated profitability and/or financial condition and compliance and regulatory matters. The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Sub-Advisory Agreement be approved. In considering the approval of the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II.            Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the Sub-Advisory Agreement between the Fund and PGIM, the Board considered the nature, extent and quality of services PGIM would provide under the Sub-Advisory Agreement. The Board reviewed the background of the investment professionals that would service the Fund, and PGIM’ reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board noted that PGIM is a business of PGIM, Inc. the global asset management business of Prudential Financial, Inc.

The Board concluded that the services that PGIM would provide should be satisfactory.

Performance. The Board considered the performance of other investment strategies managed by PGIM. The Board concluded that the services that PGIM would provide should be satisfactory.

ADDITIONAL INFORMATION (Unaudited)(Continued)
October 31, 2025

Sub-Advisory Fees and Economies of Scale. The Board considered the Fund’s sub-advisory fee schedule and noted the fees charged to comparable portfolios, if any, that PGIM managed. The Board considered that the fee schedule was negotiated between the Adviser and PGIM, an unaffiliated third party.

The Board reviewed the operation of the performance fee and the impact on fees and expenses based on various performance results. They discussed the unique nature of the performance fee, which results in higher fees when PGIM delivers results, and how performance fees should be integrated into their analysis.

The Board confirmed its belief that performance fees help ensure that any significant fee adjustments are attributable to PGIM’ skill, rather than to random performance fluctuations, and the performance fee aligns PGIM’ interest with those of Fund shareholders.

The Board also noted the Fund will pay a “fulcrum fee” consisting of: a “base fee” of 45 basis points (“bps”) (0.45%) annually; and a “performance fee” at a rate that will vary by up to +/- 40 bps (0.40%). The performance fee will be added to or subtracted from the base fee to arrive at the total fulcrum fee. The comparative index will be the Dow Jones Global Select REIT Total Return Net Index over the applicable measurement period. The Board concluded that PGIM’ fees were in a reasonable range.

The Board reviewed the relevance of economies of scale in the context of a sub-adviser that receives a performance-based fee. The Board agreed that the Adviser had successfully negotiated a favorable base fee with PGIM, and that reductions based on asset growth, when coupled with the possibility of fee reductions based on performance, could hinder the Adviser’s ability to attract top sub-advisory talent. The Board agreed that pursuing breakpoints with PGIM would not be in the best interests of Fund shareholders at this time.

Profitability and Fallout Benefits. The Board considered any information provided regarding PGIM’ estimated profitability from providing sub-advisory services to the Fund. The Board noted that the sub-advisory fee schedule was negotiated between the Adviser and PGIM, an unaffiliated third party. The Board reviewed materials provided regarding any additional benefits that PGIM would receive.

Conclusion. Based on all the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement for the Fund are fair and reasonable, and that the approval of the Sub-Advisory Agreement is in the best interests of the Fund.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (888)-3DUNHAM (338-6426), by accessing the Funds’ website at www.dunham.com or by referring to the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (800)-SEC-0330. The information on Form N-PORT is available without charge, upon request, by calling (888)-3DUNHAM (338-6426).

P.O. Box 910309

San Diego, California 92191

(800) 442-4358

Distributed by Dunham & Associates Investment Counsel, Inc. Member FINRA/SIPC

This report and financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

P.O. Box 910309 San Diego, CA 92191 (800)442-4358

DUNHAM GL20251217-5067044-15995581

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable - See Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable - See Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)     The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

Code of Ethics filed herewith Exhibit 99.CODE

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)
/s/ Ryan Dykmans
Ryan Dykmans, Principal Investment Officer/President

Date	1/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ryan Dykmans
Ryan Dykmans, Principal Investment Officer/President

Date	1/9/26

By (Signature and Title)
/s/ Jennifer Gardyne
Jennifer Gardyne, Principal Financial Officer/Treasurer

Date	1/9/26